                       STATEMENT OF ADDITIONAL INFORMATION

                              SCHWAB CAPITAL TRUST
                 101 Montgomery Street, San Francisco, CA 94104

                 OCTOBER 13, 1996, as amended October 30, 1996

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectuses dated February 28, 1996 (as amended from time to time) for Schwab International Index Fund(TM) (the "International Index Fund") and Schwab Small-Cap Index Fund(R) (the "Small-Cap Index Fund"); the joint Prospectus dated May 21, 1996 (as amended from time to time) for Schwab Asset Director(R)-High Growth Fund (the "High Growth Fund"), Schwab Asset Director(R)-Balanced Growth Fund (the "Balanced Growth Fund") and Schwab Asset Director(R)-Conservative Growth Fund (the "Conservative Growth Fund" and jointly, the "Asset Director Funds"); the joint Prospectus dated October 13, 1996 (as amended from time to time) for the Investor Shares and the e.Shares(TM) of the Schwab S&P 500 Fund (the "S&P 500 Fund"); the Prospectus dated May 21, 1996 (as amended from time to time) for the Schwab Analytics Fund(TM) (the "Analytics Fund"); the Prospectus dated September 2, 1996 for Schwab OneSource Portfolios-International; and the joint Prospectus dated October 13, 1996 for Schwab OneSource Portfolios-Growth Allocation (the "Growth Allocation") and Schwab OneSource Portfolios-Balanced Allocation (the "Balanced Allocation"), ten separately managed investment portfolios (collectively the "Funds") of Schwab Capital Trust (the "Trust"). To obtain a copy of any of these Prospectuses, please contact Charles Schwab & Co., Inc. ("Schwab") at 800-2 NO-LOAD, 24 hours a day, or 101 Montgomery Street, San Francisco, California 94104. TDD users may contact Schwab at 800-345-2550, 24 hours a day. These Prospectuses are also available electronically by using our World Wide Web address: http://www.schwab.com.


                                 SCHWABFunds(R)
                                  800-2 NO-LOAD

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                                TABLE OF CONTENTS

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
INVESTMENT OBJECTIVES..................................        3
INVESTMENT SECURITIES..................................        4
INVESTMENT RESTRICTIONS................................       31
MANAGEMENT OF THE TRUST................................       37
PORTFOLIO TRANSACTIONS AND TURNOVER....................       47
TAXES..................................................       49
SHARE PRICE CALCULATION................................       54
HOW THE FUNDS REFLECT PERFORMANCE......................       54
THE BENEFITS OF INTERNATIONAL INVESTING................       56
INDEXING AND ASSET ALLOCATION -- THE SCHWAB INDEX
    FUNDS AND THE SCHWAB ASSET ALLOCATION FUNDS........       57
GENERAL INFORMATION....................................       62
PURCHASE AND REDEMPTION OF SHARES......................       64
OTHER INFORMATION......................................       65
FINANCIAL STATEMENTS...................................      F-1
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                              INVESTMENT OBJECTIVES


                            INTERNATIONAL INDEX FUND

         The investment objective of the International Index Fund is to attempt to track the price and dividend performance (total return) of the Schwab International Index(R) (the "International Index"), an index created to represent the performance of common stocks and other equity securities issued by large publicly traded companies from countries around the world with major developed securities markets, excluding the United States.

                              SMALL-CAP INDEX FUND

         The investment objective of the Small-Cap Index Fund is to attempt to track the price and dividend performance (total return) of the Schwab Small-Cap IndexTM (the "Small-Cap Index"), an index created to represent the performance of common stocks of the second 1,000 largest United States companies, ranked by market capitalization (share price times the number of shares outstanding).

                                HIGH GROWTH FUND

         The investment objective of the High Growth Fund is to provide high capital growth with less volatility than an all-stock portfolio. This Fund provides the greatest exposure to various stock categories, including domestic large and small company stocks and international stocks.

                              BALANCED GROWTH FUND

         The investment objective of the Balanced Growth Fund is to provide maximum total return, including both capital growth and income. This Fund represents a more balanced approach to stocks and bonds.

                            CONSERVATIVE GROWTH FUND

         The investment objective of the Conservative Growth Fund is to provide income and more growth potential than an all-bond portfolio. This Fund's stock component is designed to help offset inflation.

                          S&P 500 FUND-INVESTOR SHARES
                           S&P 500 FUND - E.SHARES(TM)

         The Fund's investment objective is to track the price and dividend performance (total return) of common stocks of U. S. companies, as represented by Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").

                                 ANALYTICS FUND

         The investment objective of the Analytics Fund is to achieve long-term capital growth.

                          SCHWAB ONESOURCE PORTFOLIOS-
                                 INTERNATIONAL

         Schwab OneSource Portfolios-International is a mutual fund that seeks long-term capital appreciation. To

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achieve this goal, the Investment Manager, Charles Schwab Investment Management,
Inc. ("CSIM"), will attempt to identify and select a diversified portfolio of international equity funds which presents the greatest capital growth potential ("underlying fund(s)") based on an analysis of many factors, including the underlying funds' investment objective, the history of portfolio manager(s), and total return, volatility and expenses.

                          SCHWAB ONESOURCE PORTFOLIOS-
                         GROWTH ALLOCATION AND BALANCED
                                   ALLOCATION

         The Funds are asset allocation funds that provide easy access to actively managed portfolios of funds from well-known families. The investment objective of the Growth Allocation is to provide you with high capital growth with less volatility than a portfolio comprised entirely of stock funds. Of course, a portfolio with lower volatility also has lower growth potential than a portfolio comprised entirely of stock funds. The investment objective of the Balanced Allocation is to provide you with capital growth and income with less volatility than the Growth Allocation.

         The investment objectives stated above for each of the Funds, along with certain investment restrictions adopted by the Funds, are fundamental and cannot be changed without approval by holders of a majority of the Funds' outstanding voting shares, as defined in the Investment Company Act of 1940, as amended (the "1940 Act").


                              INVESTMENT SECURITIES


                               FOREIGN INVESTMENTS

         The International Index Fund and Asset Director Funds expect to invest in stocks of foreign issuers. The International Index Fund will invest primarily in such stocks. The Schwab OneSource Portfolios-International expects to invest primarily in other investment companies which invest in stocks of foreign issuers, and may invest directly in domestic and foreign securities. The Growth Allocation and the Balanced Allocation may invest in other investment companies which invest in stocks of foreign issuers, and may invest directly in domestic and foreign securities. We expect that many of the underlying funds may invest up to 100% of their assets in foreign securities. Investing in foreign issuers involves certain special considerations, including those set forth below, which are typically not associated with investing in U.S. issuers. Since investments in the securities of foreign issuers are usually made and held in foreign currencies, and since the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds may hold cash in foreign currencies, they may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions

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between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors.

         Since foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Securities of foreign companies have less volume, are less liquid and are more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation endeavor to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

         Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds to miss attractive investment opportunities. Losses to the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds arising out of the inability to fulfill a contract to sell such securities could result in potential liability to the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds.

         In addition, with respect to those countries in which the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds may invest or other countries which may have a significant impact on the companies in which the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds may invest, there is the possibility of

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expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war which could affect the International Index Fund's, Asset Director Funds', Schwab OneSource Portfolios-International's, Growth Allocation's, Balanced Allocation's and underlying funds' investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Each of the Asset Director Funds may invest up to 5% of its net assets in companies located in developing countries. Schwab OneSource Portfolios-International may invest directly, or indirectly through underlying funds which invest primarily in, companies located in developing countries. Growth Allocation and Balanced Allocation may invest up to 10% of their total net assets directly, or indirectly through underlying funds which invest primarily in, companies located in developing countries. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries have historically offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

         Hong Kong. In addition to the risks discussed above, it is impossible to currently foresee what risk, if any, may exist to the International Index Fund's, Asset Director Funds', Schwab Portfolios-International's, Growth Allocation's, Balanced Allocation's and underlying funds' investments as a result of the planned 1997 incorporation of the British Crown Colony of Hong Kong into the People's Republic of China. Shareholders should note that the risks discussed above may increase depending on political and economic developments as the scheduled time for the change in government in Hong Kong draws nearer.

                               DEPOSITARY RECEIPTS

         Each of the Asset Director Funds, Growth Allocation and Balanced Allocation may invest in American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Global Depositary Shares ("ADRs," "EDRs," "GDRs" and "GDSs," respectively), or other similar global instruments which are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. The Asset Director Funds', Growth Allocation's and Balanced Allocation's direct investments in these instruments currently will not exceed 5% of each Fund's net assets, but the underlying funds with respect to Growth Allocation may invest in ADRs, EDRs, GDRs, GDSs or other similar global instruments. These are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. ADRs, EDRs, GDRs and GDSs can be sponsored or unsponsored.

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Sponsored ADRs, EDRs, GDRs and GDSs are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored ADRs, EDRs, GDRs and GDSs are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADRs, EDRs, GDRs or GDSs.

                              OPTIONS ON SECURITIES

         Writing Covered Options. The Funds may write (sell) covered call and put options on any securities in which they may invest. The Funds may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. All call options written by the Funds are covered, which means that the Funds will own the securities subject to the option so long as the option is outstanding. The purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, the Funds may forego the opportunity to profit from an increase in the market price of the underlying security.

         All put options the Funds write will be covered, which means that each of the Funds will have deposited with its custodian cash, U.S. Government securities or other high-grade debt securities (i.e., securities rated in one of the top three categories by Moody's Investor Service ("Moody's") or Standard & Poor's ("S&P") or, if unrated, determined by the Funds' Investment Manager to be of comparable credit quality) with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Funds. However, in return for the option premium, the Funds accept the risk that they may be required to purchase the underlying securities at a price in excess of the securities market value at the time of purchase.

         The Funds may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions."

         Purchasing Options. The Funds may purchase put and call options on any securities in which they may invest or options on any securities index based on securities in which they may invest. The Funds may also enter into closing sale transactions in order to realize gains or minimize losses on options they have purchased.

         The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since, with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a

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decline in the market value of the underlying security during the option period.
If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill its obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

         The purchase of a call option would entitle the Funds, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Funds would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Funds would realize either no gain or a loss on the purchase of the call option.

         Risks Associated With Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Funds are unable to effect a closing purchase transaction with respect to covered options they have written, the Funds will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Funds are unable to effect a closing sale transaction with respect to options they have purchased, they would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

         Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) an exchange may impose restrictions on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         The Funds may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission (the "SEC") changes its position, the Funds will treat purchased over-the-

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counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula the staff of the SEC approves. Each of the Funds will write or purchase an option only when the market value of that option, when aggregated with the market value of all other options transactions made on behalf of the Fund, does not exceed 5% of the Fund's net assets.

         The underlying funds may also write (sell) covered call and put options and purchase put and call options. The nature of the conditions and risks associated with such transactions by the underlying funds are similar to those described for the Funds.

                          FOREIGN CURRENCY TRANSACTIONS

         Forward Foreign Currency Exchange Contracts. The International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation may enter into forward foreign currency exchange contracts in several circumstances. The International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation expect to engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities (so-called "transaction hedging") and to protect the value of specific portfolio positions ("position hedging"). The underlying funds may also engage in transaction and position hedging.

         For transaction hedging purposes, the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds enter into foreign currency transactions with respect to specific receivables or payables of the funds arising in connection with the purchase or sale of portfolio securities. By transaction hedging, the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation will attempt to protect against a possible loss resulting from an adverse change in the relationship between (i) the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold and (ii) the transaction's settlement date. When engaging in position hedging, the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds enter into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in

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which portfolio securities are denominated (or against an increase in the value of currency for securities which the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds expect to purchase).

         When engaging in position and/or transaction hedging, the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds may purchase or sell foreign currencies on a spot (or cash) basis at the prevailing spot rate and also may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts ("futures contracts"). International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds also may purchase exchange-listed and over-the-counter call and put options on futures contracts and on foreign currencies. A put option on a futures contract gives the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds the right to purchase a currency at the exercise price until the expiration of the option.

         Hedging transactions involve costs and may result in losses, and the ability of the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds to engage in hedging transactions may be limited by tax considerations. Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Funds or the underlying funds own or expect to purchase or sell. They simply establish a rate of exchange that may be achieved at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to decline in the value of the hedged currency, they tend to limit any potential gain that might result from an increase in the value of such currency.

         Although the contracts are not presently are regulated by the Commodity Futures Trading Commission (the "CFTC"), the CFTC may in the future

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assert authority to regulate these contracts. In such event, the ability of the
International Index Fund, Asset Director Funds, Schwab OneSource
Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds to utilize forward foreign currency exchange contracts may be restricted.

         Each of the Asset Director Funds will enter into a forward foreign currency exchange contract only when the market value of such contract, when aggregated with the market value of all other such contracts held by the Fund, does not exceed 5% of the Fund's net assets.

         The International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation generally will not enter into a forward contract with a term of greater than one year.

         While the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation will, and underlying funds may, enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds than if they had not engaged in any such transactions. Moreover, there may be imperfect correlation between the International Index Fund's, Asset Director Funds', Schwab OneSource Portfolios-International's, Growth Allocation's, Balanced Allocation's and underlying funds' portfolio holdings of securities denominated in a particular currency and forward contracts into which the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds enter. Such imperfect correlation may cause the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds to sustain losses, which will prevent the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds from achieving a complete hedge or expose the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds to risk of foreign exchange loss.

         Writing and Purchasing Currency Call and Put Options. The International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds may write covered put and call options and purchase put and call options on

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foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. A call option written by the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds obligates the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds to sell specified currency to the holder of the option at a specified price at any time before the expiration date. A put option written by the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds would obligate the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds to purchase specified currency from the option holder at a specified time before the expiration date. The writing of currency options involves a risk that the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds will, upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency's market value or be required to purchase currency subject to a put at a price that exceeds the currency's market value.

         The International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation may terminate their obligations under a call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." The International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options purchased by the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation.

         The purchase of a call option would entitle the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds to purchase specified currency at a specified price during the option period in return for the premium paid. The International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds ordinarily would realize a gain or a loss on the purchase of the call option.

         The purchase of a put option would entitle the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds to sell specific currency at a specified price during the option period in exchange for the premium paid.

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The purchase of protective puts is designed merely to offset or hedge against a decline in the dollar value of the International Index Fund's, Asset Director Funds', Schwab OneSource Portfolios-International's, Growth Allocation's, Balanced Allocation's and underlying funds' portfolio securities due to currency exchange rate fluctuations. The International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds ordinarily would realize a gain, if, during the option period, the value of the underlying currency were to decrease below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying currency.

         Special Risks Associated With Options on Foreign Currency. An exchange-traded option position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds would have to exercise their options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds, as covered call option writers, are unable to effect a closing purchase transaction in a secondary market, they will not be able to sell the underlying currency (or security denominated in that currency) until the option expires or they deliver the underlying currency upon exercise.

         There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the OCC inadequate. This could result in an exchange instituting special procedures that may interfere with the timely execution of customers' orders.

         The International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation will purchase and write over-the-counter options only to the extent consistent with their limitations on investments in illiquid securities, as described in the Prospectuses. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close-out purchasing and writing activities.

                                FUTURES CONTRACTS
                        AND OPTIONS ON FUTURES CONTRACTS

         The Funds may purchase and sell various kinds of futures contracts and options on futures contracts. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. All futures contracts entered into by the Funds are traded on U.S. exchanges or boards of trade that the CFTC licenses and regulates on foreign exchanges. The Funds and the underlying funds are not permitted to engage in speculative futures trading.

         Futures Contracts. A futures contract generally may be described as an agreement between two parties to buy and sell particular financial instruments for an agreed upon price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

         When interest rates are rising or securities prices are falling, the Funds and the underlying funds may seek, through the sale of futures contracts, to offset a decline in the value of their current portfolio securities. When rates are falling or prices are rising, the Funds and the underlying funds, through the purchase of futures contracts, may attempt to secure better rates or prices than might later be available in the market when they effect anticipated purchases. Similarly, the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and the underlying funds may sell futures contracts on a specified currency to protect against a decline in the value of that currency and their portfolio securities that are denominated in that currency. The International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and the underlying funds may purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds have acquired or expect to acquire.

         Although futures contracts, by their terms, generally call for the actual delivery or acquisition of underlying securities or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or the cash value of the index underlying the contractual obligations. The Funds and the underlying funds may incur brokerage fees when they purchase or sell futures contracts.

         Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions, which may result in a profit or a loss. While the Funds' and the underlying funds' futures contracts on securities or currency will usually be liquidated in this manner, the Funds and the underlying funds may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for them to do so. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

         Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Funds and the underlying funds the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Funds and the underlying funds obtain the benefit of the futures position if prices move in a favorable direction but limit their risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

         The writing of a call option on a futures contract generates a premium that may partially offset a decline in the value of the Funds' and the underlying funds' assets. By writing a call option, the Funds and the underlying funds become obligated, in exchange for the premium, to sell a futures contract that may have a value lower than the exercise price. Thus, the loss incurred by the Funds and the underlying funds in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Funds and the underlying funds will incur transaction costs in connection with the writing of options on futures.

         The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that these closing transactions can be effected. The Funds' and the underlying funds' ability to establish and close out positions on these options will be subject to the development and maintenance of a liquid market.

         Hedging Strategies With Futures. Hedging by use of futures contracts seeks to establish more certainty than would otherwise be possible with respect to the effective price, rate of return or currency exchange rate on portfolio securities or securities that the Funds own or propose to acquire. Such futures contracts may include contracts for the future delivery of securities held by the Funds or securities with characteristics similar to those of the

Funds' portfolio securities. Similarly, the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation may sell futures contracts on currency in which their portfolio securities are denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of the Investment Manager, there is a sufficient degree of correlation between price trends for the Funds' portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Funds may also enter into such futures contracts as part of their hedging strategy. Although, under some circumstances, prices of securities in the Funds' portfolio may be more or less volatile than prices of such futures contracts, the Investment Manager will attempt to estimate the extent of this difference in volatility based on historical patterns. The Investment Manager will attempt to compensate for it by having the Funds enter into a greater or lesser number of futures contracts or by attempting to achieve only a particular hedge against price changes affecting the Funds' portfolio securities. When hedging of this character is successful, any depreciation in the value of the portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Funds' portfolio securities will be substantially offset by a decline in the value of the futures position.

         On other occasions, the Funds may take "long" positions by purchasing such futures contracts. This would be done, for example, when the Funds anticipate the subsequent purchase of particular securities when they have the necessary cash but expect the prices or currency exchange rates available on the intended date of purchase in the applicable market to be less favorable than prices that are currently available.

         The underlying funds may engage in similar hedging transactions using futures contracts, which would operate in a similar manner and entail similar risks to the underlying funds.

         When buying or selling futures contracts, a Fund and an underlying fund must deposit an amount of cash, cash equivalents or liquid, high-quality debt instruments with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract, which will be returned to the Fund and underlying fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments to and from the broker, known as "variation margin," will be made at least daily as the price of the futures contract fluctuates and the Fund's and the underlying funds' position in the contract becomes more or less valuable. This process is known as "marking-to-market."

         Regulations of the Commodities Futures Trading Commission ("CFTC") applicable to the Funds and the underlying funds generally require that all of their futures transactions constitute "bona fide" hedging transactions. As a result, a Fund and an underlying fund will normally sell futures contracts to protect against a decrease in the price of securities it owns but intends to sell or purchase futures contracts to protect against an increase in the price of securities it intends to purchase. In addition, the Funds and the underlying funds may purchase and sell futures contracts and options as a substitute for a comparable market position in the underlying securities. Futures transactions need not constitute "bona fide" hedging under CFTC regulations if the aggregate initial margin and premiums required to establish such positions do not exceed 5% of each Fund's and each underlying fund's net assets.

         Risks Involved in Futures and Options Transactions. Futures and options transactions involve risks, which in some strategies can be substantial due to the low margin deposits required and the extremely high degree of leverage involved in futures and options trading. However, to the extent the Funds' futures and options practices are limited to hedging purposes, the Investment Manager does not believe that the Funds are subject to the degree of risk frequently associated with futures and options transactions. To the extent the Funds and the underlying funds engage in the use of futures and options on futures other than for hedging purposes, the Funds and the underlying funds may be subject to additional risk.

         Three principal areas of risk are present when futures and options contracts are used even in a hedging context. First, there may not always be a liquid secondary market for a futures or option contract at the time when a Fund or an underlying fund seeks to "close out" its position. If a Fund or an underlying fund is unable to "close out" a futures or option position and prices move adversely, the Fund or an underlying fund would have to continue to make daily cash payments to maintain its required margin, and if the Fund or an underlying fund has insufficient cash to meet this requirement, it may have to sell portfolio securities at a disadvantageous time. In addition, the Fund or an underlying fund might be required to deliver the securities underlying futures or options contracts it holds. Each Fund will seek to and the underlying funds may seek to reduce the risk that it will be unable to "close out" contracts by entering into only futures or options contracts that are traded on national exchanges and for which there appears to be a liquid secondary market.

         It is also possible that changes in the prices of futures or options contracts might correlate imperfectly, or not at all, with changes in the market values of the securities being hedged. This situation could result from price distortions in the futures or options markets due to, among other things, active trading by speculators and use of offsetting "closing" transactions by other investors seeking to avoid meeting additional margin deposit requirements. In the event of significant market distortions, it is possible that a Fund or an underlying fund could lose money on futures or options contracts and experience appreciation in the value of its portfolio securities, or vice versa.

         Finally, adverse market movements could cause a Fund or an underlying fund to lose up to its full investment in an options contract and/or to experience substantial losses on an investment in a futures contract. However, barring such significant market distortions, a similar result could be expected were the Fund or an underlying fund to invest directly in the securities being hedged. There is also the risk of loss by a Fund or an underlying fund of margin deposits in the event of bankruptcy of a broker with whom the Fund or an underlying fund has an open position in a futures contract or option.

         The extent to which each Fund may purchase and sell futures, options, equity index participations and index participation contracts may be limited by each Fund's intention to meet Internal Revenue Code of 1986, as amended (the "Code"), requirements for qualification as a regulated investment company. See "Taxes." An underlying fund's investment in such instruments may similarly be restricted by Code requirements.

                                      SWAPS

         Each of the Asset Director Funds may enter into swaps on various securities (such as U.S. Government securities), securities indices, interest rates, prepayment rates, foreign currencies or other financial instruments or indices in order to protect the value of the Asset Director Funds from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the Asset Director Funds' investments are traded, for both hedging and non-hedging purposes. While swaps are different from futures contracts (and options on futures contracts) in that swap contracts are individually negotiated with specific counterparties, the Asset Director Funds will use swap contracts for purposes similar to the purposes for which they use options, futures and options on futures. Those uses of swap contracts (i.e., risk management and hedging) present the Funds with risks and opportunities similar to those associated with options contracts, futures contracts and options on futures. See "Futures Contracts and Options on Futures Contracts" in this Statement of Additional Information.

         The Asset Director Funds may enter into these transactions to manage their exposure to changing interest rates and other market factors. Some transactions may reduce each Asset Director Fund's exposure to market fluctuations while others may tend to increase market exposure.

         The use of swaps involves investment techniques and risks different from and potentially greater than those associated with ordinary fund securities transactions. If the Investment Manager is incorrect in its expectations of market values, interest rates or currency exchange rates, the investment performance of the Asset Director Funds would be less favorable than it would have been if this investment technique were not used. The Asset Director Funds will only invest up to 5% of each Fund's net assets in swaps.

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
                                 PREFERRED STOCK

         The Funds may invest in preferred stock, although Balanced Allocation's and Growth Allocation's direct investments in preferred stock will not exceed 5% of each Fund's net assets. Preferred stock has priority over common stock as to income and generally as to assets of an issuer; however, income is usually limited to a definitive percentage regardless of the issuer's earnings. Preferred stock usually has limited voting rights. The Asset Director Funds will invest up to 5% of each Fund's net assets in preferred stock.

                             CONVERTIBLE SECURITIES

         Each of the Asset Director Funds may invest up to 5% of its net assets in securities that are convertible into common stock, including convertible bonds that are investment grade, convertible preferred stocks, and warrants. The S&P 500 Fund will not purchase convertible securities directly. It may, however, hold convertible securities to the extent that such holdings are incident to the Fund's ownership of common stocks.

         Convertible bonds are issued with lower coupons than nonconvertible bonds of the same quality and maturity, but they give holders the option to exchange their bonds for a specific number of shares of the company's common stock at a predetermined price. This structure allows the convertible bond holder to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common shares becomes more valuable.

         Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed-income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

Warrants. The Funds or underlying funds may invest in warrants, which are options to purchase equity securities at specific prices valid for a specific period of time. The prices do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and a Fund or an underlying fund will lose the purchase price and the right to purchase the underlying security.

                         REAL ESTATE-RELATED INVESTMENTS

         The Asset Director Funds, and the OneSource Portfolios - Growth Allocation and Balanced Allocation may invest no more than 5% of each Fund's respective net assets in real estate-related investments. Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
                             PRECIOUS METAL-RELATED
                                  INVESTMENTS

         The Asset Director Funds, OneSource Portfolios - Growth Allocation and Balanced Allocation may invest no more than 5% of each Fund's respective net assets in precious metal-related investments. The Asset Director Funds, S&P 500 Fund, Analytics Fund, Growth Allocation and Balanced Allocation may invest in common stocks of domestic companies principally engaged in precious metal-related activities, which include companies principally engaged in the extraction, processing, distribution or marketing of precious metals if at the time of investment the Investment Manager considers that at least 50% of the company's assets, revenues or profits are derived from the precious metal industry. The Asset Director Funds, Growth Allocation and Balanced Allocation may also invest in securities of foreign companies principally engaged in the precious metals industry. For further disclosure on foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         The Asset Director Funds, S&P 500 Fund, Analytics Fund, Growth Allocation and Balanced Allocation also may invest in futures on precious metals, such as gold futures, and options thereon. Such investments are subject to the investment limitations on investments in futures and options for the Asset Director Funds, S&P 500 Fund, Analytics Fund, Growth Allocation and Balanced Allocation as set forth in "Futures Contracts and Options on Futures Contracts" in this Statement of Additional Information.

         Prices of precious metals can be expected to respond to changes in rates of inflation and to perceptions of economic and political instability. Historically, the prices of precious metals and of securities of companies engaged in the precious metal-related activities have been subject to extreme fluctuations, reflecting wider economic or political instability or other reasons.
                           U.S. GOVERNMENT SECURITIES

         The Funds may purchase U.S. Government securities. Direct obligations of the U.S. Government are supported by the full faith and credit of the U.S. Treasury. While obligations of certain U.S. Government agencies and instrumentalities are similarly backed, those of others, such as the Federal National Mortgage Association and the Student Loan Marketing Association, are only supported by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase the agency's obligations or the credit of the issuing agency or instrumentality. There can be no assurance that the U.S. Government would provide financial support to U.S. Government sponsored agencies or instrumentalities if it were not obligated to do so by law. A Fund will invest in U.S. Government securities not backed by the full faith and credit of the U.S. Treasury only when the Investment Manager is satisfied that the credit risk with respect to their issuer is minimal.

                                   GOVERNMENT
                          "MORTGAGE BACKED" SECURITIES

         Government "mortgage-backed" (or government guaranteed mortgage-related) securities are among the U.S. Government securities in which the Funds may invest. Mortgages backing the securities purchased by the Funds include, among others, conventional 30-year fixed rate mortgages, graduated payment mortgages, 15-year mortgages and adjustable rate mortgages. All of these mortgages can be used to create pass-through securities. A pass-through security is formed when mortgages are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgages is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity indicates. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments adversely impact yields for pass-throughs purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount. The Funds may purchase mortgage-related securities at a premium or at a discount. Principal and interest payments on the mortgage-related securities are guaranteed by the government to the extent described below. Such guarantees do not extend to the value or yield of the mortgage-related securities themselves or of a Fund's shares.

         GNMA Certificates. Certificates of the Government National Mortgage Association ("GNMA") are mortgage securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Funds may purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and

GNMA, regardless of whether or not the mortgagor actually makes the payment.

         The National Housing Act authorized GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

         The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Fund has purchased the certificates above par in the secondary market.

         FHLMC Securities. The Federal Home Loan Mortgage Corporation ("FHLMC") was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. The FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"): mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal.

         GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately 10 years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

         FNMA Securities. The Federal National Mortgage Association ("FNMA") was established in 1938 to create a secondary market in mortgages the FHA insures. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.

                          OTHER ASSET-BACKED SECURITIES

         The Asset Director Funds may invest a portion of their assets in debt obligations known as "Asset-Backed Securities" that are rated in one of the three highest rating categories by a nationally recognized statistical rating organization (e.g., S&P or Moody's) or, if not so rated, deemed to be of equivalent quality by the Investment Manager pursuant to guidelines adopted by the Board of Trustees. Growth Allocation and Balanced Allocation do not currently intend to invest directly in Asset-Backed Securities, but they may invest in them indirectly through underlying funds. The credit quality of most Asset-Backed Securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator (or any other affiliated entities) and the amount and quality of any credit support provided to the securities. The rate of principal payments on Asset-Backed Securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any Asset-Backed Security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-Backed Securities may be classified as "Pass-Through Certificates" or "Collateralized Obligations."

         "Pass-Through Certificates" are asset-backed securities that represent undivided fractional ownership interests in the underlying pool of assets. Pass-Through Certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because Pass-Through Certificates represent ownership interests in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

         Asset-Backed Securities issued in the form of debt instruments, also known as Collateralized Obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. The assets collateralizing such Asset-Backed Securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the Asset-Backed Securities and any credit support provided. As a result, although payments on such Asset-Backed Securities are obligations of the issuers, in the event of default on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related Asset-Backed Securities.

                              METHODS OF ALLOCATING
                                   CASH FLOWS

         While many Asset-Backed Securities are issued with only one class of security, many others are issued in more than one class, each with different payment terms. Multiple class Asset-Backed Securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is typically accomplished by creating one or more classes with a right to payments on the Asset-Backed Security that is subordinate to that of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates or other characteristics that differ both from those of each other and from those of the underlying assets. Examples include so-called "multi-tranche CMOs" (collateralized mortgage obligations) with serial maturities such that all principal payments received on the mortgages underlying the securities are first paid to the class with the earliest stated maturity, and then sequentially to the class with the next stated maturity, "Strips" (Asset-Backed Securities that entitle the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security) and securities with a class or classes having characteristics that mimic the characteristics of non-Asset-Backed Securities, such as floating interest rates (i.e., interest rates that adjust as a specified benchmark changes) or scheduled amortization of principal.

                             TYPES OF CREDIT SUPPORT

         Asset-Backed Securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on these underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made timely. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction, or through a combination of such approaches. Examples of Asset-Backed Securities with credit support that arises out of the structure of the transaction include "senior-subordinated securities" (multiple class Asset-Backed Securities with certain classes subordinate to other classes as to the payment of principal thereon, so that defaults on the underlying assets are borne first by the holders of the subordinated class) and Asset-Backed Securities that have "reserve funds" (cash or investments, sometimes funded from a portion of the initial payments on the underlying assets, are held in reserve against future losses) or that have been "overcollateralized" (the scheduled payments on, or the principal amount of, the underlying assets substantially exceed that required to make payment on the Asset-Backed Securities and pay any servicing or other fees). The degree of credit support provided on each issue is generally based on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an Asset-Backed Security.

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
                        CREDIT CARD RECEIVABLE SECURITIES

         The Asset Director Funds may invest directly, and the Growth Allocation and Balanced Allocation may invest indirectly through underlying funds, in Asset-Backed Securities backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities"). Most of the Credit Card Receivable Securities issued publicly to date have been Pass-Through Certificates. In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the underlying accounts are passed through to the security holder and principal payments received on such accounts are used to fund the transfer of additional credit card charges made on an account to the pool of assets supporting the related Credit Card Receivable Securities. The initial fixed period may usually be shortened upon the occurrence of specified events that signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of Credit Card Receivable Securities thus depends upon the continued generation of additional principal amounts in the underlying accounts during the initial period and the non-occurrence of specified events. Competitive and general economic factors could adversely affect the rate at which new receivables are created in an account and conveyed to an issuer, shortening the expected weighted average life of the related Credit Card Receivable Security, and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an account may be transferred to the pool of assets supporting the related Credit Card Receivable Security could have a similar effect on the weighted average life and yield.

         Credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on accounts. In addition, unlike most other Asset-Backed Securities, accounts are unsecured obligations of the cardholder.

                             CERTIFICATES OF DEPOSIT
                            AND BANKERS' ACCEPTANCES

         The Funds may invest in certificates of deposit, which are certificates issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. Bankers' acceptances are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. Each Fund will invest only in certificates of deposit and bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.

                                COMMERCIAL PAPER

         The Funds may invest in Commercial Paper, which consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The Funds will invest only in commercial paper that at the time of purchase is rated Prime-1 or Prime-2 by Moody's, A-1 or A-2 by S&P, "Duff 2" or higher by Duff & Phelps, Inc. ("Duff"), or "F2" or higher by Fitch Investors Services, Inc. ("Fitch") or if unrated by Moody's, S&P, Duff or Fitch, is determined by the Investment Manager, using guidelines approved by the Board of Trustees, to be at least equal in quality to one or more of the above ratings.

                            OTHER INVESTMENT POLICIES

         Securities that are acquired by the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation outside the United States and that are publicly traded in the United States, on a foreign securities exchange or in a foreign securities market are not considered by the Funds to be illiquid assets provided that: (i) the Funds acquire and hold the securities with the intention of reselling the securities in the foreign trading market, (ii) the Funds reasonably believe they can dispose of the securities readily in the foreign trading market or for cash in the United States, or (iii) foreign market and current market quotations are available readily. Investments may be in securities of foreign issuers, whether located in developed or undeveloped countries. Investments in foreign securities where delivery takes place outside the United States will have to be made in compliance with any applicable U.S. and foreign currency restrictions and tax laws (including laws imposing withholding taxes on any dividend or interest income) and laws limiting the amount and types of foreign investments. Changes of government administrations or economic or monetary policies in the United States or abroad, or changed circumstances regarding convertibility or exchange rates, could result in investment losses for the Funds. Investments in foreign securities may also subject the Funds to losses due to nationalization, expropriation or differing accounting practices and treatments. Moreover, investors should recognize that foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than many U.S. securities. Notwithstanding that the Funds generally intend to acquire the securities of foreign issuers where there are public trading markets, the Funds' investments in the securities of foreign issuers may tend to increase the risks with respect to the liquidity of the Funds' portfolio and the Funds' ability to meet a large number of shareholder redemption requests should there be economic or political turmoil in a country in which the Funds have a substantial portion of their assets invested or should relations between the United States and foreign countries deteriorate markedly. Furthermore, the reporting and disclosure requirements applicable to foreign issuers may differ from those applicable to domestic issuers, and there may be difficulties in obtaining or enforcing judgments against foreign issuers.

         Loans of Portfolio Securities. The Funds or underlying funds may loan securities to qualified broker-dealers or other institutional investors provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund or underlying fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund or underlying fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Fund or underlying fund.

         The lending of securities is a common practice in the securities industry. The Funds will engage in security lending arrangements with the primary objective of increasing the Funds' income through investment of the cash collateral in short-term, interest-bearing obligations but will do so only to the extent that the Funds will not lose the tax treatment available to regulated investment companies. The Funds will be entitled to all dividends or interest on any loaned securities. Loans of securities involve a risk that the borrower may fail to return the securities or provide additional collateral.

         Repurchase Transactions. Repurchase agreements are instruments under which a buyer acquires ownership of a security from a seller that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the buyer's holding period. Under the 1940 Act, a repurchase agreement is deemed to be a Fund's loan of money to the seller, collateralized by the underlying security. The interest rate is effective for the period of time in which the Funds are invested in the agreement and is not related to the coupon rate on the underlying security. Any repurchase agreements a Fund enters into will involve the Fund as the buyer and banks or broker-dealers as sellers (repurchase agreements with broker-dealers will be limited to obligations of the U.S. Government or its agencies or instrumentalities). The period of these repurchase agreements will be usually short--from overnight to one week--and at no time will the Funds invest in repurchase agreements for more than one year. However, securities subject to repurchase agreements may have maturity dates in excess of one year from the effective date of the repurchase agreements. The transaction requires the initial collateralization of the seller's obligation with securities having a market value, including accrued interest, equal to at least 102% of the dollar amount the Funds invest with the value marked-to-market daily to maintain 100% coverage. A default by the seller might cause the Funds to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Funds might also incur disposition costs in liquidating the collateral. The Funds will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian bank. The Funds may not enter into a repurchase agreement of more than seven days duration if, as a result, the market value of the Funds' net assets, together with investments in other securities deemed to be not readily marketable, would be invested in excess of the Funds' policy on investments in illiquid securities.

         In the event of a bankruptcy or other default of a repurchase agreement's seller, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. Each Fund will not invest more than 10% of its net assets at the time of purchase in repurchase agreements maturing in more than seven days and other illiquid securities.

         Illiquid Securities. Each Fund, except the Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation, reserves the right to invest up to 10% of its net assets in illiquid securities. Each of the Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation reserves the right to invest up to 15% of its net assets in illiquid securities. Generally, an "illiquid security" is any security that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the Funds have valued the instrument. Subject to this limitation, the Funds may invest in restricted securities when such investment is consistent with the Funds' investment objectives, and such securities may be considered to be liquid to the extent the Funds' Investment Manager determines that there is a liquid institutional or other market for such securities. In determining whether a restricted security is properly considered a liquid security, the Funds' Investment Manager, under the direction of the Board of Trustees, will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent the Funds invest in restricted securities that are deemed liquid, the general level of illiquidity in the Funds' portfolios may be increased if qualified institutional buyers become uninterested in purchasing these securities contracts. The Funds will limit their investments in liquid restricted securities to 5% of their net assets.

         When-Issued and Delayed Delivery Securities. The Funds may hold securities on a "when-issued" or "delayed delivery" basis. When-issued or delayed delivery securities are securities purchased for future delivery at a stated price an yield. Generally, a Fund will not pay for securities until the Fund receives them. Securities purchased on a when-issued or delayed delivery basis are recorded as assets. During the period between the agreement date and the settlement date, the value of such securities may change as the prices of securities in the stock market increase or decrease, or as interest rates change. Default by the other party to the agreement may result in a loss to a Fund.

                           UNDERLYING FUND INVESTMENT
                                   TECHNIQUES

         The underlying funds for Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation may also engage in foreign currency transactions with respect to foreign securities investments; invest in restricted securities; sell securities short; borrow money for investment purposes (i.e., leverage their portfolio); write (sell) or purchase call or put options on securities or on stock indices; concentrate their assets in one industry; invest in master demand notes; invest in domestic equity securities; and enter into futures contracts and options on futures contracts. The risks associated with these investments are discussed below.

         To the extent that the underlying funds also invest or engage in swaps, preferred stock, convertible securities, real estate-related investments, precious metal-related investments, U.S. Government securities, government "mortgage-backed" securities, asset-backed securities, certificates of deposit and bankers' acceptances, commercial paper, repurchase transactions, and when-issued and delayed delivery securities, the underlying funds would be subject to risks associated with such investments similar to those risks discussed above regarding such investments by the Funds.

         Short Sales. An underlying fund may sell securities short. In a short sale, the underlying fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The underlying fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the underlying fund. Until the security is replaced, the underlying fund is required to pay the lender any dividends or interest that accrue during the period of the loan. In order to borrow the security, the underlying fund may also have to pay a premium which would increase the cost of the security sold. The broker will retain the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out.

         The underlying fund must also deposit in a segregated account an amount of cash or U.S. Government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and
(b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the underlying fund must maintain daily the segregated account at such a level that (i) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (ii) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short. Depending upon market conditions, up to 80% of the value of an underlying fund's net assets may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to a segregated account in connection with short sales. The underlying fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the underlying fund replaces the borrowed security. The underlying fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium dividends or interest the underlying fund may be required to pay in connection with a short sale.

         A short sale is "against the box" if at all times when the short position is open the underlying fund owns an equal or greater amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Such a transaction defers a gain or loss for Federal income tax purposes. The procedures described above regarding deposits in a segregated account are not required to be followed for short sales "against the box."

         Leverage Through Borrowing. An underlying fund may borrow up to 25% of the value of its net assets on an unsecured basis from banks to increase its holdings of portfolio securities. Under the 1940 Act, the underlying fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if it is disadvantageous to do so from an investment standpoint. Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio securities on the underlying fund's net asset value. Money borrowed will also be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the interest and option premiums received from the securities purchased with borrowed underlying funds.

         Derivatives. An underlying fund may invest in the following instruments that are known commonly as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on or "received" from a traditional security, asset or market index.

         Hedging. An underlying fund may employ many of the investment techniques described herein not only for investment purposes which may be considered speculative, but also for hedging purposes. For example, an underlying fund may purchase or sell put and call options on common stocks to hedge against movement in individual common stock prices, or purchase and sell stock index futures and related options to hedge against marketwide movements in common stock prices. Although such hedging techniques generally tend to minimize the risk of loss that is hedged against, they may also limit commensurably the potential gain that might have resulted had the hedging transaction not occurred. Also, the desired protection generally resulting from hedging transactions may not always be achieved.

         Master Demand Notes. Although the Fund will not do so, underlying funds (particularly money market mutual funds) may invest up to 100% of their assets in master demand notes. Master demand notes are unsecured obligations of U.S. corporations redeemable upon notice that permit investment by an underlying fund of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the fund and the issuing corporation. Because they are direct arrangements between the underlying fund and the issuing corporation, there is no secondary market for the notes. However, they are redeemable at face value, plus accrued interest, at any time.

         Domestic Equity Securities. The underlying funds, particularly global underlying funds, also may be able to purchase equity securities of U.S. companies. Equity securities are ownership interests in the net worth of a corporation and include common stocks, convertible securities and warrants. Common stock prices can be volatile in the short term. Market conditions or other company, political and economic news can often cause large changes in a stock's price. Such investments entail market risk, i.e., the risk of being invested in stocks when the market goes down, resulting in stock prices declining over short or even long periods.



                             INVESTMENT RESTRICTIONS

         Except as otherwise noted, the restrictions below are fundamental and cannot be changed without approval of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act). With respect to the Analytics Fund and the Schwab OneSource Portfolios-International, investment restriction numbers 3, 4, 6 and 7 are non-fundamental and may be changed by the Trust's Board of Trustees. Each of the Funds, with the exception of Growth Allocation and Balanced Allocation, may not:

         1) As to 75% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities or investments in other registered investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer.

         2) Purchase securities (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry (except that the

International Index Fund and Small-Cap Index Fund may purchase securities under such circumstances only to the extent that the International Index or Small-Cap Index, respectively, is also so concentrated and that the S&P 500 Fund and Analytics Fund may purchase securities under such circumstances only to the extent that the S&P 500 is also so concentrated, and except that the Schwab OneSource Portfolios-International will invest 25% or more of its total assets in other investment companies).

         3) Invest more than 10% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days (except that the Schwab OneSource Portfolios-International may not invest more than 15% of its net assets in illiquid securities).

         4) Purchase or retain securities of an issuer if any of the officers, Trustees or Directors of the Trust or the Investment Manager individually own beneficially more than 1/2 of 1% of the securities of such issuer and together beneficially own more than 5% of the securities of such issuer.

         5) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that each Fund may (i) purchase securities of companies that deal in real estate or interests therein, (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) for the Asset Director Funds, S&P 500 Fund, and Analytics Fund, purchase securities of companies that deal in precious metals or interests therein.

         6) Invest for the purpose of exercising control or management of another issuer.

         7) Purchase securities of other investment companies, except as permitted by the 1940 Act, including any exemptive relief granted by the SEC.

         8) Lend money to any person, except that each Fund may (i) purchase a portion of an issue of short-term debt securities or similar obligations (including repurchase agreements) that are distributed publicly or customarily purchased by institutional investors, and (ii) lend its portfolio securities.

         9) Borrow money or issue senior securities, except that each Fund may borrow from banks as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed), provided that each Fund will not purchase securities while borrowings represent more than 5% of its total assets.

         10) Pledge, mortgage or hypothecate any of its assets, except that, to secure allowable borrowings, each Fund may do so with respect to no more than one-third of the value of its total assets.

         11) Underwrite securities issued by others, except to the extent it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of securities from its investment portfolio.

         In order to permit the sale of shares of each Fund in certain jurisdictions, each Fund may make commitments more restrictive than the fundamental operating restrictions described above. Should it do so and later determine that any such commitment is no longer in the best interests of the Fund and its shareholders, it will revoke the commitment(s) by terminating sales of its shares in the jurisdiction(s) involved.

         The following restrictions are non-fundamental and may be changed by the Trust's Board of Trustees. Each of the Funds, with the exception of Growth Allocation and Balanced Allocation, may not:

         1) Purchase more than 10% of any class of securities of any issuer if, as a result of such purchase, it would own more than 10% of such issuer's outstanding voting securities.

         2) Invest more than 5% of its net assets in warrants, valued at the lower of cost or market, and no more than 40% of this 5% may be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange, provided, however, that for purposes of this restriction, warrants acquired by a Fund in units or attached to other securities are deemed to be without value.

         3) Purchase puts, calls, straddles, spreads or any combination thereof if by reason of such purchase the value of its aggregate investment in such securities would exceed 5% of the Fund's net assets.

         4) Make short sales, except for short sales against the box.

         5) Purchase or sell interests in oil, gas or other mineral development programs or leases, although it may invest in companies that own or invest in such interests or leases.

         6) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

         Investments in Other Mutual Funds. The Schwab OneSource(R) Portfolios-International intends to purchase shares of underlying funds in compliance with the requirements of Section 12(d)(1)(F) of the 1940 Act. Under that provision, the Fund is prohibited from purchasing the securities of an underlying fund if, as a result, the Fund together with its affiliates would own more than 3% of the total outstanding securities of that underlying fund. In addition, the Fund is required to seek voting instructions from its shareholders regarding underlying fund proxies, and to vote such proxies in accordance with the instructions received or to vote such proxies in the same proportion as the vote of all other holders of the underlying fund securities.

         GROWTH ALLOCATION AND BALANCED ALLOCATION FUNDAMENTAL INVESTMENT RESTRICTIONS. The restrictions numbered 1, 2 and 3 immediately below are fundamental and cannot be changed without approval of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act). For more detailed information, see "1940 Act Restrictions" and "Other Investment Policies" discussed below. The Growth Allocation and Balanced Allocation:

         1) May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act.

         2) May not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder; except that the Growth Allocation and Balanced Allocation may be considered to be concentrated in investments in other investment companies.

         3) May (i) purchase or sell commodities, commodities contracts, or real estate, (ii) lend or borrow money, (iii) issue senior securities, (iv) underwrite securities, or (v) pledge, mortgage or hypothecate any of its assets, only if permitted by the 1940 Act or the rules or regulations thereunder.

         The Growth Allocation's and Balanced Allocation's fundamental investment policies have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required under the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Growth Allocation and Balanced Allocation have also adopted non-fundamental investment policies, set forth below, which are more restrictive than their fundamental investment policies. The Growth Allocation's and Balanced Allocation's non-fundamental investment policies may be changed by a vote of the Board of Trustees. Any changes in either the Growth Allocation's or Balanced Allocation's non-fundamental investment policies will be communicated to the Fund's shareholders prior to the effectiveness of the changes.

         1940 ACT RESTRICTIONS. Under the 1940 Act and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act as investing 25% or more of total assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

         OTHER INVESTMENT POLICIES FOR GROWTH ALLOCATION AND BALANCED ALLOCATION. The following investment policies and restrictions are non-fundamental and may be changed by the Trust's Board of Trustees. The Growth Allocation and Balanced Allocation may not:

         1) Invest more than 15% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of 7 days.

         2) Purchase or retain securities of an issuer if any of the officers, Trustees or Directors of the Trust or the Investment Manager individually own beneficially more than 1/2 of 1% of the securities of such issuer and together beneficially own more than 5% of the securities of such issuer.

         3) Invest for the purpose of exercising control or management of another issuer.

         4) Purchase securities of other investment companies, except as permitted by the 1940 Act, including any exemptive relief granted by the SEC.

         5) Purchase more than 10% of any class of securities of any issuer if, as a result of such purchase, it would own more than 10% of such issuer's outstanding voting securities.

         6) Invest more than 5% of its net assets in warrants, valued at the lower of cost or market, and no more than 40% of this 5% may be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange, provided, however, that for purposes of this restriction, warrants acquired by a Fund in units or attached to other securities are deemed to be without value.

         7) Purchase puts, calls, straddles, spreads or any combination thereof if by reason of such purchase the value of its aggregate investment in such securities would exceed 5% of the Fund's net assets.

         8)  Make short sales, except for short sales against the box.

         9) Purchase or sell interests in oil, gas or other mineral development programs or leases, although it may invest in companies that own or invest in such interests or leases.

         10) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

                             MANAGEMENT OF THE TRUST

         OFFICERS AND TRUSTEES. The officers and Trustees of the Trust, their principal occupations over the past five years and their affiliations, if any, with The Charles Schwab Corporation, Schwab and the Investment Manager, are as follows:

                             POSITION WITH
 NAME/DATE OF BIRTH          THE TRUST                   PRINCIPAL OCCUPATION
 ------------------          -------------               --------------------

 CHARLES R. SCHWAB*          Chairman and Trustee        Chairman, Chief Executive Officer and
 July 29, 1937                                           Director, The Charles Schwab Corporation;
                                                         Chairman and Director, Charles Schwab &
                                                         Co., Inc. and Charles Schwab Investment
                                                         Management, Inc.; Chairman and Director,
                                                         The Charles Schwab Trust Company;
                                                         Chairman and Director (current board
                                                         positions), and Chairman (officer position)
                                                         until December 1995, Mayer & Schweitzer,
                                                         Inc. (a securities brokerage subsidiary of
                                                         The Charles Schwab Corporation); Director,
                                                         The Gap, Inc. (a clothing retailer),
                                                         Transamerica Corporation (a financial
                                                         services organization), AirTouch
                                                         Communications (a telecommunications
                                                         company) and Siebel Systems (a software
                                                         company).

 TIMOTHY F. McCARTHY**       President and Trustee       Executive Vice President - Mutual Funds,
 September 19, 1951                                      Charles Schwab & Co., Inc.; Executive Vice
                                                         President, President - Financial Products
                                                         and International Group, The Charles
                                                         Schwab Corporation; Chief Executive
                                                         Officer, Charles Schwab Investment
                                                         Management, Inc.; President, Chief
                                                         Financial Officer and Director, Charles
                                                         Schwab Limited; Director, Mayer &
                                                         Schweitzer. From 1994 to 1995, Mr.
                                                         McCarthy was Chief Executive Officer,
                                                         Jardine Fleming Unit Trusts Ltd.;


-----------------------
     *Mr. Schwab is an "interested person" of the Trust.

                             POSITION WITH
 NAME/DATE OF BIRTH          THE TRUST                   PRINCIPAL OCCUPATION
 ------------------          -------------               --------------------

                                                         Executive Director, Jardine Fleming
                                                         Holdings Ltd.; Chairman, Jardine Fleming
                                                         Taiwan Securities Ltd.; and Director of JF
                                                         India and Fleming Flagship, Europe.  Prior
                                                         to 1994, he was President of Fidelity
                                                         Investments Advisor Group, a division of
                                                         Fidelity Investments in Boston.


 DONALD F. DORWARD           Trustee                     President and Chief Executive Officer,
 September 23, 1931                                      Dorward & Associates (advertising and
                                                         marketing/consulting).


 ROBERT G. HOLMES            Trustee                     Chairman, Chief Executive Officer and
 May 15, 1931                                            Director, Semloh Financial, Inc.
                                                         Semloh Financial is an international
                                                         financial services and investment advisory
                                                         firm.


 DONALD R. STEPHENS          Trustee                     Managing Partner, D.R. Stephens & Co.
 June 28, 1938                                           (investment banking). Since 1985,
                                                         Mr. Stephens has been Chairman and Chief
                                                         Executive  Officer of North American Trust
                                                         (a real estate investment trust). Prior to
                                                         1992, Mr. Stephens was Chairman and Chief
                                                         Executive Officer of the Bank of San
                                                         Francisco.



-----------------------
     **Mr. McCarthy is an "interested person" of the Trust.

                             POSITION WITH
 NAME/DATE OF BIRTH          THE TRUST                   PRINCIPAL OCCUPATION
 ------------------          -------------               --------------------

 MICHAEL W. WILSEY           Trustee                     Chairman, Chief Executive Officer and
 August 18, 1943                                         Director, Wilsey Bennett, Inc. (truck and air
                                                         transportation, real estate investment and
                                                         management, and investments).


 TAI-CHIN TUNG               Treasurer and Principal     Vice President - Finance, Charles Schwab &
 March 7, 1951               Financial Officer           Co., Inc.; Controller, Charles Schwab
                                                         Investment Management, Inc. From 1994
                                                         to 1996, Ms. Tung was Controller for
                                                         Robertson Stephens Investment
                                                         Management, Inc. From 1993 to 1994, she
                                                         was Vice President of Fund Accounting,
                                                         Capital Research and Management Co.
                                                         Prior to 1993, Ms. Tung was Senior Vice
                                                         President of the Sierra Funds and Chief
                                                         Operating Officer of Great Western
                                                         Financial Securities.


 WILLIAM J. KLIPP*           Senior Vice President,      Executive Vice President, SchwabFunds,
                                                         Charles Schwab & Co., Inc.; President
 December 9, 1955            Chief Operating Officer     and Chief Operating Officer,
                             and Trustee                 Charles Schwab Investment Management, Inc.
                                                         Prior to 1993, Mr. Klipp was
                                                         Treasurer of Charles Schwab & Co.,
                                                         Inc. and Mayer & Schweitzer, Inc.


 STEPHEN B. WARD             Senior Vice President       Senior Vice President and Chief Investment
 April 5, 1955               and Chief Investment        Officer, Charles Schwab Investment
                             Officer                     Management, Inc.


-----------------------
     *Mr. Klipp is an "interested person" of the Trust.

                             POSITION WITH
 NAME/DATE OF BIRTH          THE TRUST                   PRINCIPAL OCCUPATION
 ------------------          -------------               --------------------

 FRANCES COLE                Secretary                   Vice President, Chief Counsel, Chief
 September 9, 1955                                       Compliance Officer and Assistant Corporate
                                                         Secretary, Charles Schwab Investment
                                                         Management, Inc.



 DAVID H. LUI                Assistant Secretary         Vice President and Senior Counsel - Charles
 October 14, 1960                                        Schwab Investment Management, Inc.
                                                         From 1991 to 1992, he was Assistant
                                                         Secretary and Assistant Corporate Counsel
                                                         for the Franklin Group of Mutual Funds.



 CHRISTINA M. PERRINO        Assistant Secretary         Vice President and Senior Counsel - Charles
 June 16, 1961                                           Schwab Investment Management, Inc.
                                                         Prior to 1994, she was Counsel and
                                                         Assistant Secretary for North American
                                                         Security Life Insurance Company and
                                                         Secretary for North American Funds.

         Each of the above-referenced Officers and/or Trustees also serves in the same capacity as described for the Trust, Schwab Investments, The Charles Schwab Family of Funds and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.

                               COMPENSATION TABLE(1)

                                                   Pension or
                                                   Retirement
                                                   Benefits             Estimated
                                                   Accrued as Part      Annual Benefits
                                                   of Fund              upon                   Total
                             Aggregate             Expenses from        Retirement from        Compensation
Name of Person,              Compensation          the Fund             the Fund               from the Fund
Position                     from the Trust        Complex(2)           Complex(2)             Complex(2)
--------------               --------------        ---------------      ---------------        -------------

Charles R. Schwab,                 0                    N/A                   N/A                    0
Chairman and
Trustee

Elizabeth G. Sawi(3),              0                    N/A                   N/A                    0
President and
Trustee

Timothy F.
McCarthy(4),                       0                    N/A                   N/A                    0
President and
Trustee

William J. Klipp,                  0                    N/A                   N/A                    0
Sr. Vice President,
Chief Operating
Officer and Trustee

Donald F. Dorward,               16,600                 N/A                   N/A                  73,000
Trustee

Robert G. Holmes,                16,600                 N/A                   N/A                  73,000
Trustee

Donald R. Stephens,              16,600                 N/A                   N/A                  73,000
Trustee

Michael W. Wilsey,               16,600                 N/A                   N/A                  73,000
Trustee

      (1)  Figures are for the Trust's fiscal year ended October 31, 1995.

      (2) "Fund Complex" comprises all 26 funds of the Trust, The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios.

      (3)  Ms. Sawi served as President and Trustee until October 1995.

      (4)  Mr. McCarthy became President and Trustee in October 1995.

            --------------------------------------------------------

         Pursuant to exemptive relief received by the Trust from the SEC, the Trust may enter into deferred fee arrangements (the "Fee Deferral Plan" or the "Plan") with the Trust's Trustees who are not "interested persons" of any of the Funds of the Trust (the "Independent Trustees" or the "Trustees").

         As of the date of this Statement of Additional Information, none of the Independent Trustees has elected to participate in the Fee Deferral Plan. In the event an Independent Trustee does elect to participate in the Plan, the Plan would operate as described below.

         Under the Plan, deferred Trustee's fees will be credited to a book reserve account established by the Trust (the "Deferred Fee Account") as of the date such fees would have been paid to such Trustee. The value of the Deferred Fee Account as of any date will be equal to the value the Account would have had as of that date if the amounts credited to the Account had been invested and reinvested in the securities of the SchwabFund(R) or SchwabFunds selected by the participating Trustee (the "Selected SchwabFund Securities"). SchwabFunds include the series or classes of beneficial interest of the Trust, The Charles Schwab Family of Funds and Schwab Investments.

         Pursuant to the exemptive relief granted to the Trust, each Fund will purchase and maintain the Selected SchwabFund Securities in an amount equal to the deemed investments in that Fund of the Deferred Fee Accounts of the Independent Trustees. The exemptive relief granted to the Trust permits the Funds and the Trustees to purchase the Selected SchwabFund Securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the Funds. See "Investment Restrictions."

                               INVESTMENT MANAGER

         The Investment Manager, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the Funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (the "Advisory Agreement") between it and the Trust. The Investment Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and currently provides investment management services to the SchwabFunds Family(R), a family of 26 mutual funds with over $39 billion in assets as of September 11, 1996. The Investment Manager is an affiliate of: Schwab; the Trust's distributor; the shareholder services; and the transfer agent. The Advisory Agreement will continue in effect until May 30, 1997 with respect to each of the Funds and thereafter will continue for one year terms subject to annual approval by: (1) the Trust's Board of Trustees or (2) a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of a Fund. In either event, the continuance must also be approved by a majority of the Trust's Board of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of a Fund, and will terminate automatically upon assignment.

         International Index Fund. For its advisory and administrative services to the International Index Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.70% of the Fund's average daily net assets not in excess of $300 million and 0.60% of such assets over $300 million.

         The Investment Manager and Schwab have guaranteed that, through at least February 28, 1997, the total fund operating expenses for the International Index Fund will not exceed 0.69% of its average daily net assets.

         For the fiscal years ended October 31, 1995 and 1994 and for the fiscal period from September 9, 1993 (commencement of operations) to October 31, 1993, the International Index Fund paid investment advisory fees of $665,000, $474,000 and $0, respectively (fees were reduced by $415,000, $388,000 and $98,000, respectively).

         Small-Cap Index Fund. For its advisory and administrative services to the Small-Cap Index Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.50% of the Fund's average daily net assets not in excess of $300 million and 0.45% of such assets over $300 million.

         The Investment Manager and Schwab have guaranteed that, through at least February 28, 1997, the total fund operating expenses for the Small-Cap Index Fund will not exceed 0.59% of its average daily net assets.

         For the fiscal year ended October 31, 1995 and for the fiscal period from December 3, 1993 (commencement of operations) to October 31, 1994, the Small-Cap Index Fund paid investment advisory fees of $332,000 and $152,000, respectively (fees were reduced by $115,000 and $107,000, respectively).

         Asset Director Funds. For its advisory and administrative services to the Asset Director Funds, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.74% of each Fund's average daily net assets not in excess of $1 billion, 0.69% of the next $1 billion and 0.64% of such net assets over $2 billion.

         The Investment Manager and Schwab have guaranteed that, through at least February 28, 1997, the total fund operating expenses for each Asset Director Fund will not exceed 0.89% of the Fund's average daily net assets.

         S&P 500 Fund. For its advisory and administrative services to the S&P 500 Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.36% of the Fund's average daily net assets not in excess of $1 billion, 0.33% of the next $1 billion and 0.31% of such net assets over $2 billion.

         The Investment Manager and Schwab have guaranteed that, through at least February 28, 1997, the total operating expenses allocable to the Investor Shares and the e.Shares(TM) will not exceed 0.49% and 0.28%, respectively, of the average daily net assets of each class of shares.

         Analytics Fund. For its advisory and administrative services to the Analytics Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.74% of the Fund's average daily net assets not in excess of $1 billion, 0.69% of the next $1 billion and 0.64% of net assets over $2 billion.

         The Investment Manager and Schwab have guaranteed that, through at least July 1, 1997, the total fund operating expenses for the Schwab Analytics Fund will not exceed 0.75% of its average daily net assets.

         Schwab OneSource Portfolios-International. For its advisory and administrative services to the Schwab OneSource Portfolios-International, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.74% of the Fund's average daily net assets not in excess of $1 billion, 0.69% of the next $1 billion and 0.64% of net assets over $2 billion.

         The Investment Manager and Schwab have guaranteed that, through at least February 28, 1999, the total fund operating expenses for the Schwab OneSource Portfolios-International will not exceed 0.50% of its average daily net assets.

         Growth Allocation and Balanced Allocation. For its advisory and administrative services to the Growth Allocation and Balanced Allocation, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.74% of the first $1 billion of each Fund's average daily net assets, 0.69% of the next $1 billion, and 0.64% of net assets over $2 billion.

         The Investment Manager guarantees that, through at least February 28, 1999, the fund selection and investment management fees for each Fund will not exceed 0.50% of its average daily net assets.

         Schwab currently receives remuneration from fund companies participating in its Mutual Fund OneSource(R) service equal to 0.25% to 0.35% per annum of assets invested in OneSource Funds. The Investment Manager and Schwab provide investment management and other services to all of Schwab's proprietary funds and receive compensation from them. In light of this remuneration and compensation, Schwab guarantees, through at least December 31, 2001, to waive its Transfer Agent and Shareholder Service fees, which normally total 0.25%. After December 31, 2001, the guarantees may be terminated, modified or continued.

         Additional Information. The Advisory Agreement provides that the fees to be paid to the Investment Manager will be less than the amount that would cause the aggregate operating expenses of a Fund (excluding interest, taxes, net brokerage commissions and extraordinary expenses) in any year to exceed the most stringent limits prescribed by any state in which shares of a Fund are offered for sale. The most stringent current limit for such expenses is 2.5% of a fund's first $30 million of average net assets, 2.0% of a fund's next $70 million of average net assets and 1.5% of a fund's average net assets in excess of $100 million.

         From time to time, each Fund may compare its total operating expense ratio to the total operating expense ratio of other mutual funds or mutual fund averages with similar investment objectives as reported by Lipper Analytical Service, Inc., Morningstar, Inc. or other independent sources of such information ("independent sources").

                                   SUB-ADVISER

         With respect to the Asset Director Funds and Analytics Fund the Investment Manager has entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement") with Symphony Asset Management, Inc. (the "Sub-Adviser") pursuant to which Symphony Asset Management, Inc. will act as the Funds' sub-adviser. The Sub-Adviser is registered as an investment adviser under the Investment Advisers Act of 1940 and currently manages directly and indirectly approximately $700 million in institutional and private account assets.

         For the Asset Director Funds, the Sub-Adviser furnishes investment advice through direct assistance to the Investment Manager in the development and execution of quantitatively based investment strategies. The Sub-Adviser uses a sophisticated optimization technique known as "Tactical Asset Allocation" in evaluating the optimal allocation of the Asset Director Funds' assets among asset categories (stocks, bonds and cash).

         Tactical Asset Allocation is a value-oriented strategy which seeks the highest reward for a given level of risk. Expected returns are measured for each asset category; for stocks, the internal rate of return is measured on forecasted dividend stream; for bonds, the yield to maturity is evaluated on representative long corporate bonds; and for cash-equivalents, yield to maturity is evaluated on representative money market instruments. Risks and correlations of the asset categories are measured from long-term return histories.

         For the Analytics Fund, the Sub-Adviser will make investment decisions for the Fund's non-cash investments. The Sub-Adviser will use quantitative techniques and proprietary real-time databases and software models to continually identify and rank stocks that exhibit a favorable combination of attributes that have historically been associated with aggregate total returns greater than that of the S&P 500. Once rankings are determined, statistical methodologies will be used to construct a portfolio of the most attractive stocks in terms of potential long-term capital growth.

         For the Sub-Adviser's services relating to the Asset Director Funds, the Investment Manager pays the Sub-Adviser an annual investment sub-advisory fee, payable monthly, of 0.08% of the first $100 million of the Funds' aggregate average daily net assets, 0.06% of the next $150 million, 0.04% of the next $600 million and 0.02% of the Funds' aggregate average daily net assets over $850 million. For the Analytics Fund, the Investment Manager pays the Sub-Adviser an annual investment sub-advisory fee, payable monthly, 0.20% of the Fund's average daily net assets not in excess of $300 million, 0.15% of the next $500 million and 0.10% of such assets over $800 million.

         As of May 1, 1995 and June 30, 1995, Dimensional Fund Advisors Inc. ("Dimensional") no longer served as the sub-adviser to the Small-Cap Index Fund and International Index Fund, respectively. As of the same dates, the Investment Manager became responsible for providing all investment advisory services to the Funds.

         Expenses. Under the Sub-Advisory Agreement between Dimensional and the Investment Manager, the Investment Manager paid Dimensional the following amounts for the fiscal periods indicated below.

         International Index Fund: for the fiscal years ended October 31, 1995 and 1994 and for the fiscal period from September 9, 1993 (commencement of operations) to October 31, 1993, $143,000, $185,000 and $21,000, respectively.

         Small-Cap Index Fund: for the fiscal year ended October 31, 1995 and for the fiscal period from December 3, 1993 (commencement of operations) to October 31, 1994, $36,000 and $51,000, respectively.

                                   DISTRIBUTOR

         Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the Trust and is the Trust's agent for the purpose of the continuous offering of the Funds' shares. Each Fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the Distribution Agreement. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with respect to the Advisory Agreement.

                          CUSTODIAN AND FUND ACCOUNTANT

         State Street Bank and Trust Company, at 1 Heritage Drive, North Quincy, Massachusetts 02171-2197, serves as Custodian and Fund Accountant for the International Index Fund, Small-Cap Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation.

         PNC Bank, National Association, at the Airport Business Center, 200 Stevens Drive, Suite 440, Lester, Pennsylvania 19113, serves as Custodian for the S&P 500 Fund and Analytics Fund. PFPC Inc., at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as Fund Accountant for the S&P 500 Fund and Analytics Fund.

                                   ACCOUNTANTS
                           AND REPORTS TO SHAREHOLDERS

         The Trust's independent accountants, Price Waterhouse LLP, audit and report on the annual financial statements of each series of the Trust and review certain regulatory reports and each Fund's federal income tax return. Price Waterhouse LLP also performs other professional accounting, auditing, tax and advisory services when the Trust engages it to do so. Shareholders will be sent audited annual and unaudited semi-annual financial statements. The address of Price Waterhouse LLP is 555 California Street, San Francisco, California 94104.

                                  LEGAL COUNSEL

         Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005, is counsel to the Trust.


                       PORTFOLIO TRANSACTIONS AND TURNOVER


                             PORTFOLIO TRANSACTIONS

         In effecting securities transactions for the Funds, the Investment Manager and the Sub-Adviser seek to obtain best price and execution. Subject to the supervision of the Board of Trustees, the Investment Manager and the Sub-Adviser will generally select brokers and dealers for the Funds primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility. In assessing these criteria, the Investment Manager and the Sub-Adviser will, among other things, monitor the performance of brokers effecting transactions for the Funds to determine the effect, if any, the Funds' transactions through those brokers have on the market prices of the stocks involved. This may be of particular importance for the Funds' investments in relatively smaller companies whose stocks are not as actively traded as those of their larger counterparts. The Funds will seek to buy and sell securities in a manner that causes the least possible fluctuation in the prices of those stocks in view of the size of the transactions.

         In an attempt to obtain best execution for the Funds, the Investment Manager and the Sub-Adviser may also place orders directly with market makers or with third market brokers, Instinet or brokers on an agency basis. Placing orders with third market brokers or through Instinet may enable the Funds to trade directly with other institutional holders on a net basis. At times, this may allow the Funds to trade larger blocks than would be possible trading through a single market maker.

         When the execution and price offered by two or more broker-dealers are comparable, the Investment Manager and the Sub-Adviser may, in its discretion, in agency transactions (and not principal transactions) utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources may also be used by the Investment Manager and the Sub-Adviser when providing advisory services to other investment advisory clients, including mutual funds.

         In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the Funds on securities exchanges, the Investment Manager and the Sub-Adviser will consider (if relevant) whether the compensation to be paid Schwab or any other affiliated broker-dealer will be (i) fair and reasonable, (ii) at least as favorable to the Funds as commissions that would be charged by other qualified brokers having comparable execution capabilities and (iii) at least as favorable as commissions contemporaneously charged by Schwab or any other affiliated broker-dealer on comparable transactions for its most favored unaffiliated customers. The Funds do not consider it practicable or in the best interests of their shareholders to solicit competitive bids for commission rates on each transaction. However, the Board of Trustees, including a majority of the Trustees who are not "interested persons" of Schwab or any other affiliated broker-dealer within the meaning of the 1940 Act, (i) has prescribed procedures designed to provide that the Funds do not pay commissions that do not meet the standards described above, (ii) reviews those procedures annually to determine whether they remain adequate and
(iii) considers quarterly whether or not the commissions charged by Schwab or any other affiliated broker-dealer have met the standards.

         Brokerage services Schwab provides to the Funds are also subject to Rule 11a2-2(T) under the Securities Exchange Act of 1934, as amended. Rule 11a2-2(T) permits the Funds to use Schwab as a broker provided certain conditions are met. Among these requirements are that members of the exchange not associated with Schwab perform the floor brokerage element of portfolio transactions (that is, execution on the exchange floor or through use of exchange facilities) that the orders to such members be transmitted from off the exchange floor and that neither Schwab nor an associated person of Schwab participates in the execution of the transaction after the order has been so transmitted. In connection with transactions in which Schwab acts as broker for the Funds, Schwab, while not permitted to perform floor brokerage (which is undertaken by members Schwab selects who are not associated with that firm), still continues to bear principal responsibility for determining important elements of overall execution such as timing and order size, and also clears and settles such transactions. Schwab pays the fees charged by those persons performing the described floor brokerage elements. Schwab will not trade directly with the Funds in any transactions in which Schwab or an affiliate acts as principal.

         Brokerage Commissions. For the fiscal years ended October 31, 1995 and 1994 and for the fiscal period from September 9, 1993 (commencement of operations) to October 31, 1993, the International Index Fund paid brokerage commissions of $54,718, $86,127 and $170,195, respectively. For the fiscal year ended October 31, 1995 and for the fiscal period from December 3, 1993 (commencement of operations) to October 31, 1994, the Small-Cap Index Fund paid brokerage commissions of $142,785 and $165,997, respectively.

                               PORTFOLIO TURNOVER

         For reporting purposes, each Fund's turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the Fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded.

         A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year. The Funds expect that their portfolio turnover rate will not exceed 100% in any given year, a turnover rate lower than that of most non-index mutual funds. In the case of the Asset Director Funds, this 100% portfolio turnover rate applies to the Funds' stock and bond categories separately. The International Index Fund's portfolio turnover rate for the fiscal years ended October 31, 1995 and 1994 was 0% and 6%, respectively. The Small-Cap Index Fund's portfolio turnover rate for the fiscal year ended October 31, 1995 and for the fiscal period from December 3, 1993 (commencement of operations) to October 31, 1994 was 24% and 16%, respectively.

         From time to time, each Fund may compare its portfolio turnover rate with that of other mutual funds as reported by independent sources.


                                      TAXES


         It is each Fund's policy to qualify for taxation as a "regulated investment company" by meeting the requirements of Subchapter M of the Code. By following this policy, each Fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject.

         In order to qualify as a regulated investment company, each of the Funds must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stocks, securities or currencies; (2) derive less than 30% of its gross income from gains from the sale or other disposition of certain assets (including stocks and securities) held for less than three months; and (3) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of any other regulated investment company) or of two or more issuers that the Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses. These requirements may restrict the degree to which a Fund may engage in short-term trading and certain hedging transactions and may limit the range of a Fund's investments. If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes to shareholders, provided that the Fund meets certain minimum distribution requirements. To comply with these requirements, a Fund must distribute at least (a) 90% of its "investment company taxable income" (as that term is defined in the Code) and (b) 90% of the excess of its (i) tax-exempt interest income over (ii) certain deductions attributable to that income (with certain exceptions), for its taxable year. Each Fund intends to make sufficient distributions to shareholders to meet these requirements.

         The Code imposes a non-deductible excise tax on regulated investment companies that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their capital gain net income for the one year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If the distributions during a calendar year were less than the required amount, the Fund is subject to a non-deductible excise tax equal to 4% of the deficiency.

         A Fund's transactions in futures contracts, forward contracts, foreign currency transactions, options and certain other investment and hedging activities are subject to special tax rules. In a given case, these rules may accelerate income to a Fund, defer its losses, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Funds and their shareholders.

                             INCOME TAX INFORMATION

         Any dividends declared by the Funds in October, November or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year in which they were declared.

         Dividends the Funds pay from net investment income and distributions from the Funds' net short-term capital gains in excess of any net long-term capital losses, whether received in cash or reinvested, will generally be taxable to shareholders as ordinary income. Distributions received from the Funds designated as long-term capital gains (net of capital losses), whether received in cash or reinvested, will be taxable as long-term capital gains without regard to the length of time a shareholder owned shares in the Funds. However, if a shareholder receives a long-term capital gain distribution with respect to Funds' shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gain distribution, be treated as a long-term capital loss. For corporate investors in the Funds, dividend distributions the Funds designate to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the Funds were regular corporations. If a shareholder is not subject to income tax, generally the shareholder will not be taxed on amounts distributed by the Funds.

         A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." This "backup withholding" is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

         The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations,

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
partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the Funds are generally not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions by a Fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

         Income which the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation receive from sources within various foreign countries may be subject to foreign income taxes withheld at the source. If a Fund has at least 50% of its assets invested in foreign securities at the end of its taxable year, it may elect to pass through the foreign tax credit to its shareholders. It is expected that the International Index Fund will have more than 50% of the value of its total assets at the close of its taxable year invested in foreign securities, and it will make this election. Pursuant to this election, U.S. shareholders must include in gross income, even though not actually received, their respective pro rata share of foreign taxes, and may either deduct their pro rata share of foreign taxes (but not for alternative minimum tax purposes) or credit the tax against U.S. income taxes, subject to certain limitations described in Code section 904 (but not both). A shareholder who does not itemize deductions may not claim a deduction for foreign taxes. It is expected that the Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation will not have 50% of their assets invested in foreign securities at the close of their taxable years, and therefore will not be permitted to make this election and "pass through" to their shareholders. Each shareholder's respective pro rata share of foreign taxes these Funds pay will, therefore, be netted against their share of the Fund's gross income.

         Although the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation will attempt not to invest in any non-U.S. corporation which could be treated as a passive foreign investment company ("PFIC") or become a PFIC under the Code, it may do so inadvertently. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation do invest in PFICs, they may adopt certain tax strategies to

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
reduce or eliminate the adverse effects of certain federal tax provisions governing PFIC investments. Many non-U.S. banks and insurance companies may not be treated as PFICs if they satisfy certain technical requirements under the Code. To the extent that the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation do invest in foreign securities which are determined to be PFIC securities and are required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to the International Index Fund's, Asset Director Funds', Schwab OneSource Portfolios-International's, Growth Allocation's and Balanced Allocation's shareholders. Therefore, the payment of this tax would reduce the International Index Fund's, Asset Director Funds', Schwab OneSource Portfolios-International's, Growth Allocation's and Balanced Allocation's economic return from their PFIC shares, and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

         An underlying fund may inadvertently invest in non-U.S. corporations which would be treated as Passive Foreign Investment Companies ("PFICs") or become a PFIC under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent an underlying fund does invest in PFICs, it may elect to treat the PFIC as a "qualified electing fund" or mark-to-market its investments in PFICs annually. In either case, the underlying fund may be required to distribute amounts in excess of its realized income and gains. To the extent that the underlying fund itself is required to pay a tax on income or gain from investment in PFICs, the payment of this tax would reduce Schwab OneSource Portfolios-International's, Growth Allocation's, or Balanced Allocation's economic return.

         The discussion of federal income taxation presented above only summarizes some of the important federal tax considerations generally affecting purchasers of Fund shares. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund and its shareholders, and the discussion is not intended as a substitute for careful tax planning. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a Fund.

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
                             SHARE PRICE CALCULATION


         Each Fund's net asset value per share is determined each Business Day at the close of trading on the New York Stock Exchange, generally as of 4:00 p.m. Eastern time. The net asset value of the International Index Fund is expressed in U.S. dollars by translating the Fund's assets using the bid price for the U.S. dollar as quoted by generally recognized, reliable sources. Currently, the New York Stock Exchange is closed on the following holidays: New Year's Day (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds value their portfolio securities daily based on their fair value. Each security the Funds hold that is listed on a securities exchange and for which market quotations are available is valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Price information on each listed security is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations readily are available are valued at the mean between the most recent bid and asked prices. The value of other assets for which no quotations are readily available (including any restricted securities) are valued at fair value as determined in good faith by the Investment Manager pursuant to Board of Trustees guidelines. Securities may be valued on the basis of prices provided by pricing services when such prices are believed to reflect fair market value.

         In accordance with the 1940 Act, the underlying funds are valued at their respective net asset values as determined by those funds. The underlying funds that are money market funds value their portfolio securities based on the amortized cost method. The other underlying funds value their portfolio securities based on market quotes if they are readily available. The Investment Manager assigns fair values to the Funds' other investments in good faith under Board of Trustees guidelines. The Board of Trustees regularly reviews these values.


                        HOW THE FUNDS REFLECT PERFORMANCE


                            STANDARDIZED TOTAL RETURN

         Average annual total return for a period is determined by calculating the actual dollar amount of investment return on a $1,000 investment in a Fund made at the beginning of the period, then calculating the average annual compounded rate of return that would produce the same investment return on the $1,000 over the same period. In computing average annual total return, a Fund assumes the reinvestment of all distributions at net asset value on applicable reinvestment dates. For the one year period ended April 30, 1996, the International Index Fund's total return was 12.43%. For the fiscal period from September 9, 1993 (commencement of operations) to April 30, 1996, the International Index Fund's average annual total return was 8.91%. For the


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
one year period ended April 30, 1996, the Small-Cap Index Fund's total return was 31.54% and for the fiscal period from December 3, 1993 (commencement of operations) to April 30, 1996, the Small-Cap Index Fund's average annual total return was 14.63%.

                          NONSTANDARDIZED TOTAL RETURN

         Nonstandardized total return for a Fund differs from standardized total return in that it relates to periods other than the period for standardized total return and/or that it represents aggregate (rather than average) total return.

         In addition, an after-tax total return for each Fund may be calculated by taking that Fund's standardized or non-standardized total return and subtracting applicable federal taxes from the portions of each Fund's total return attributable to capital gains distributions and ordinary income. This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

         Each Fund also may report the percentage of that Fund's standardized or non-standardized total return which would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates) before redemption of Fund shares. This proportion may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

         A Fund may also advertise its cumulative total return since inception. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from inception to the date specified. For the fiscal period from September 9, 1993 (commencement of operations) to April 30, 1996, the International Index Fund's cumulative total return was 25.30%. For the fiscal period from December 3, 1993 (commencement of operations) to April 30, 1996, the Small-Cap Index Fund's cumulative total return was 38.99%. Total return for the High Growth Fund, Balanced Growth Fund, and Conservative Growth Fund for the period November 20, 1995 (commencement of operations) to April 30, 1996 was 8.03%, 5.81% and 3.37%, respectively. Total return for the S&P 500 Fund-Investor Shares and e.Shares(TM) for the period May 1, 1996 (commencement of operations) to August 31, 1996 was 0.40% and 0.50%, respectively.

                                      YIELD

         A Fund's yield refers to the net investment income generated by a hypothetical investment in the Fund over a specific 30 day period. This net investment income is then annualized, which means that the net investment income generated during the 30-day period is assumed to be generated in each 30-day period over an annual period, and is shown as a percentage of the investment.

                                 EFFECTIVE YIELD

         A Fund's effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded

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
monthly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.

                        COMPARING THE PERFORMANCE OF THE
                       FUNDS WITH OTHER FUNDS AND INDICES

         The performance of the Funds may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices of investment performance, U.S. Government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available.

         The Asset Director Funds, OneSource Portfolios-Growth Allocation and Balanced Allocation also may compare their historical performance figures to the performance of indices similar to their asset categories and sub-categories, and to the performance of "blended indices" similar to the Funds' portfolio strategies, such as those indices named in the Funds' Prospectus under "Market Performance."

         The Schwab OneSource Portfolios-International may compare its historical performance to the performance of indices such as Morgan Stanley Capital International's EAFE index, its World ex-U.S. index and other indices or combination of indices.

         From time to time, the Funds may include discussions in advertisements of the income tax savings shareholders may experience as a result of their policy of limiting portfolio trading in order to reduce capital gains. This information may be supplemented by presentations of statistical data illustrating the extent of such income tax savings and the impact of such savings on the yield and/or total return of the Funds. In addition, such advertisements may include comparisons of the Funds' performance against that of investment products that do not employ the Funds' policy of seeking to limit capital gains.


                     THE BENEFITS OF INTERNATIONAL INVESTING


                            INCREASED DIVERSIFICATION
                                 CAN LOWER RISK

         To some extent, all U.S.-based investments -- stocks, bonds, mutual funds and CDs -- are affected by the same economic forces. Tax cuts, interest rate changes and the performance of the U.S. stock market can all influence U.S. investments. Adding international (or overseas) investments to a U.S.-based portfolio historically has reduced the portfolio's overall volatility. Although U.S. and international markets may be interrelated, they do not move in tandem -- so losses in one market can be offset by gains in another.

                               POTENTIALLY HIGHER
                               OVERALL PERFORMANCE

         During the past 10 years ending December 31, 1994, international equity markets outperformed the U.S. equity market and most other U.S. securities investments -- corporate bonds, CDs and

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
U.S. Treasuries. The returns international markets produced also have kept investors well ahead of inflation. This historical performance means that investors diversified overseas earned a higher level of return.

                          BROADER GROWTH OPPORTUNITIES

         Investors who limit their portfolios to U.S. securities are missing these investment opportunities. Ten years ago, the United States made up more than half of the world's equity investments. As of December 31, 1993, it represented just over one-third.


             INDEXING AND ASSET ALLOCATION - THE SCHWAB INDEX FUNDS
                     AND THE SCHWAB ASSET ALLOCATION FUNDS

         Because the unmanaged performance of a broad-based equity index often has proven superior to that of many individually selected stock portfolios, a growing percentage of assets invested in the equity markets are being placed in "index" portfolios. Institutional investors often devote a substantial percentage of their assets to indexed strategies.

         An index typically tracks the performance of a group of securities selected to represent a particular market, and most often is used to gauge that market's performance. The Dow Jones Industrial Average ("DJIA") and S&P 500 are two indices designed to measure the performance of U.S. stocks. When investment managers invest indexed separate accounts or index fund assets, they attempt to replicate the performance of the applicable target index by holding all or a representative sample of the securities included in the index.

         An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative and management expenses. The Funds will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the Funds' performance to be higher or lower than that of an index.


         The Funds are intended to make indexed investing easily available to Schwab customers with the highest level of convenience and economy, thereby facilitating their ability to participate in the long-term performance of the U.S. stock market.

                               INTERNATIONAL INDEX

         The International Index is a broad-based stock market index which contains the common stocks of the 350 largest operating companies (i.e., non-investment companies) incorporated outside the United States. To reduce undue risk, the Index represents equities only from countries that are considered to have developed markets and economies. By tracking the largest companies in developed markets, the Index represents

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
the performance of the "blue chips" of international markets. The Index also is designed to provide a broad representation of the international market, by limiting each country to no more than 35% of the total market capitalization of the Index. As the stocks contained in the Index represent about 35% of the total market capitalization of international companies, the Index provides a reliable measure of market performance. The International Index was first made available to the public on July 29, 1993.

                                 SMALL-CAP INDEX

         To be included in the Small-Cap Index, a company must satisfy all of the following criteria: (1) it must be an "operating company" (i.e., not an investment company) incorporated in the United States, its territories or possessions; (2) a liquid market for its common shares must exist on the New York Stock Exchange, American Stock Exchange or the NASDAQ/NMS and (3) its market value must place it among the second 1,000 such companies as measured by market capitalization (i.e., from the company with a rank of 1,001 through the company with a rank of 2,000). Shareholders generally avoid exposure to the smallest companies, whose shares are often thinly traded and very volatile, because these stocks are not included in the Index.

         A particular stock's weighting in the Small-Cap Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding), divided by the total market capitalization of the Small-Cap Index. The returns produced by the U.S. stock market during the 25 years ending December 31, 1995 have been exceeded by very few types of securities investments. Because the unmanaged performance of the U.S. stock market often has proven superior to that of many individually selected stock portfolios, a growing percentage of assets invested in the equity markets are being placed in "index" portfolios. From less than $9 billion in 1980, indexed institutional holdings have grown to over $280 billion, a figure equal to approximately one-quarter of all institutional assets. (Source: Callan Associates Survey, reported in Fall 1990 edition of The Journal of Portfolio Management.)

         Historically, returns in a long-term investment in a group of common stocks representative of the stock market as a whole, as well as a group of common stocks representative of small-cap stocks, significantly have exceeded the returns of U.S. Treasury Bills, CDs, corporate bonds and inflation.

                              THE S&P 500 INDEX(R)

         The S&P 500 is representative of the performance of the U.S. stock market. The Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The S&P 500 does not contain the 500 largest stocks, as measured by market capitalization. Although many of the stocks in the Index

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
are among the largest, there also are some relatively small companies in the Index. Those companies, however, generally are established companies within their industry group. S&P identifies important industry groups within the U.S. economy and then allocates a representative sample of stocks with each group to the S&P 500. There are four major industry sectors within the Index:
Industrials, Utilities, Financial and Transportation.

                           ASSET ALLOCATION STRATEGIES
                              USING SCHWABFUNDS(R)

         Shareholders of SchwabFunds may wish to invest in the SchwabFunds as components of their personal asset allocation plan. They also may choose to invest in the Schwab Asset Director Funds, OneSource Portfolios-Growth Allocation or Balanced Allocation, which offer the benefits of asset allocation in a single fund. An asset allocation program is available through Schwab. This program may help shareholders select investments, including investments in SchwabFunds, that match their individual investment needs. The shareholders' personal investment plan is based on a number of factors, including personal financial situation, time horizon, investment objectives and goals and risk tolerance.

         The Schwab Asset Director Funds invest a portion of their assets in all or a representative sample of the common stocks in the following stock sub-categories: large company: small company: and international. Under normal market conditions, the Investment Manager currently intends to utilize an indexing approach to investing within each stock sub-category. The Investment Manager generally intends to track the performance of the S&P 500 for the large company stock sub-category, the Small-Cap Index for the small company stock sub-category, and the International Index for the international stock sub-category, by investing in all or a representative sample of the common stocks comprising the relevant index. The stock sub-categories of the Schwab Asset Director Funds will not track the relevant stock indices perfectly because of factors such as Fund expenses. Over the long term the performance of the Funds' stock sub-categories is expected to correlate with that of the relevant stock index. The Investment Manager retains the right to adopt a different portfolio management style without prior notice to shareholders. The Schwab Asset Director Funds' indexing approach for each stock sub-category provides shareholders with the potential benefits to be realized from both an asset allocation strategy and an indexing approach with one investment.

                            ACCESS TO SCHWAB'S MUTUAL
                            FUND ONESOURCE(R) SERVICE

         With Schwab's Mutual Fund OneSource service ("OneSource"), a shareholder can invest in over 575 mutual funds from many fund companies, subject to the following. Schwab's standard transaction fee will be charged on each redemption of fund shares held for 90 days or less to discourage short-term trading. Mutual fund shares held for more than 90 days are exempt from the short-term redemption policy and may be sold without penalty. Up to 15 short-term redemption of fund shares per calendar
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
year are permitted. If you exceed this number, you will no longer be able to buy or sell fund shares without paying a transaction fee. As a courtesy, we will notify you in advance if your short-term redemptions are nearing the point where all of your future trades will be subject to transaction fees. Schwab reserves the right to modify OneSource's terms and conditions at any time. For more information, a shareholder should contact his or her Schwab office during its regular business hours or call 800-2 NO-LOAD, 24 hours a day.

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
                                 SCHWABFUNDS(R)

SchwabFunds offers a variety of series and classes of shares of beneficial interest to help you with your investment needs.

                                  EQUITY FUNDS
                             Schwab 1000 Fund(R)(1)
                      Schwab International Index Fund(R)(2)
                        Schwab Small-Cap Index Fund(R)(2)
                  Schwab Asset Director(R)-High Growth Fund(2)
                Schwab Asset Director(R)-Balanced Growth Fund(2)
              Schwab Asset Director(R)-Conservative Growth Fund(2)
                     Schwab S&P 500 Fund-Investor Shares(2)
                     Schwab S&P 500 Fund-e.Shares(TM)(2, 3)
                          Schwab Analytics Fund(TM)(2)
                    Schwab OneSource Portfolios-International
                  Schwab OneSource Portfolios-Growth Allocation
                 Schwab OneSource Portfolios-Balanced Allocation

                              FIXED INCOME FUNDS(1)
                 Schwab Short/Intermediate Government Bond Fund
                      Schwab Long-Term Government Bond Fund
                  Schwab Short/Intermediate Tax-Free Bond Fund
                       Schwab Long-Term Tax-Free Bond Fund
           Schwab California Short/Intermediate Tax-Free Bond Fund(4)
                Schwab California Long-Term Tax-Free Bond Fund(4)

                              MONEY MARKET FUNDS(5)
                            Schwab Money Market Fund
                          Schwab Government Money Fund
                         Schwab U.S. Treasury Money Fund
                      Schwab Value Advantage Money Fund(R)
                    Schwab Tax-Exempt Money Fund-Sweep Shares
             Schwab Tax-Exempt Money Fund-Value Advantage Shares(TM)
              Schwab California Tax-Exempt Money Fund-Sweep Shares
       Schwab California Tax-Exempt Money Fund-Value Advantage Shares(TM)
                       Schwab Retirement Money Fund(R)(6)
                 Schwab Institutional Advantage Money Fund(R)(6)
               Schwab New York Tax-Exempt Money Fund-Sweep Shares
        Schwab New York Tax-Exempt Money Fund-Value Advantage Shares(TM)

(1) The Schwab 1000 Fund and all fixed income funds are separate investment portfolios of Schwab Investments.

(2) The Funds are separate investment portfolios or classes of shares of Schwab Capital Trust.

(3)  Available only through SchwabLink(TM).

(4) Available only to California residents and residents of selected other states.

(5) All listed money market funds are separate investment portfolios of The Charles Schwab Family of Funds.

(6)  Designed for institutional investors only.


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                                OTHER INFORMATION

         From time to time, the International Index Fund and Small-Cap Index Fund may compare the historical performance of the International Index and Small-Cap Index, respectively, to the historical performance of various other indices, including the S&P 500, as reported by independent sources.

         Each Fund, except for the Analytics Fund and Schwab OneSource Portfolios-International, is managed to offset capital gains with capital losses in order to minimize each Fund's capital gain distributions. This special feature can make a real difference in an investor's after-tax return, especially if the investor is in a high tax bracket. In addition, each Fund has adopted a number of policies that should cause its portfolio turnover rate to be below the portfolio turnover rate of many other mutual funds. A lower portfolio turnover rate acts to minimize associated transaction costs as well as the level of realized capital gains. By avoiding, where possible, distributing capital gains to shareholders, the Funds help to build the value of a shareholders shares and defer payment of capital gains taxes until shares are redeemed. A shareholder's current tax liability for capital gains should be reduced and the shareholder's total return increased by these policies.

         Each Fund may, from time to time, refer to recent studies that analyze certain techniques and strategies which either Fund may use. In addition, each Fund may, from time to time, promote the advantages of investing in a series that is part of a large, diverse mutual fund complex.

         From time to time, each Fund may include discussions in advertisements of the income tax savings shareholders may experience as a result of that Fund's policy of limiting portfolio trading in order to reduce capital gains. This information may be supplemented by presentations of statistical data illustrating the extent of such income tax savings and the impact of such savings on the yield and/or total return of each Fund. In addition, such advertisements may include comparisons of each Fund's performance against that of investment products that do not employ each Fund's policy of seeking to limit capital gains.


                               GENERAL INFORMATION


         The Trust generally is not required to hold shareholder meetings. However, as provided in its Agreement and Declaration of Trust and Bylaws, shareholder meetings will be held in connection with the following matters: (1) election or removal of Trustees if a meeting is requested in writing by a shareholder or shareholders who beneficially own(s) 10% or more of the Trust's shares; (2) adoption of any contract for which shareholder approval is required by the 1940 Act; (3) any termination of the Trust to the extent and as provided in the Declaration of Trust; (4) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any of its investment portfolios, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (5) determining whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or


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the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (6) such additional matters as may be required by law, the Declaration of Trust, the Bylaws or any registration of the Trust with the SEC or any state or as the Board of Trustees may consider desirable. The shareholders also would vote upon changes to a Fund's fundamental investment objective, policies or restrictions.

         Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of his or her successor or until death, resignation, retirement or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the 1940 Act, (i) the Trust will hold a shareholder meeting for the election of Trustees when less than a majority of the Trustees have been elected by shareholders and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.

         Upon the written request of 10 or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the Trust's outstanding shares stating that they wish to communicate with the other shareholders for the purpose of obtaining signatures necessary to demand a meeting to consider removal of one or more Trustees, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

         The Bylaws provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, of the Declaration of Trust or of the Bylaws permits or requires that (i) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (ii) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

         Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of

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
a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

         For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectus and this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                         PRINCIPAL HOLDERS OF SECURITIES

         As of September 16, 1996, the officers and Trustees of the Trust, as a group, owned of record or beneficially 1.8% of the outstanding voting securities of the Conservative Growth Fund. As of September 16, 1996, the officers and Trustees of the Trust, as a group, owned of record or beneficially less than 1% of the outstanding voting securities of the remaining series of Schwab Capital Trust.

         As of September 16, 1996, the following company directly or beneficially owned 5% or more of the Fund's e.Shares(TM): The Charles Schwab Trust Company, 1 Montgomery Street, 7th Floor, San Francisco, CA 94104 at 10.071% for the S&P 500 Fund.


                        PURCHASE AND REDEMPTION OF SHARES


         Each Fund has set minimum initial investment requirements, as disclosed in its respective Prospectus. Subsequent investments of $100 or more may be made. These minimum investment requirements may be changed at any time and are not applicable to certain types of investors. The Trust may waive the minimums for purchases by Trustees, Directors, officers or employees of the Sub-Adviser.

         The Funds, other than the Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. The Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation have not so elected. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of applicable limits (as summarized below) may be paid, in whole or in part, in investment securities or in cash, as the Trust's Board of Trustees may deem advisable; however, payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such a practice detrimental to the best interests of the Fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in the Prospectus of the Fund affected under "Share Price Calculation" for the International Index and Small Cap Funds and under "Important Information About Your Investment - How We Determine the Price of Your Shares" for the Asset Director Funds, Analytics Fund, S&P 500 Fund, and Schwab OneSource Portfolios-

International, Growth Allocation and Balanced Allocation and a redeeming shareholder would normally incur brokerage expenses if he or she were to convert the securities to cash.


                                OTHER INFORMATION


         The Prospectuses of the Funds and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

         Statements contained in the Prospectuses or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.


         THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE TRUST, ANY SERIES THEREOF, OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE.

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
COMMON STOCK--97.1%
AUSTRALIA--2.0%
Australia & New Zealand
  Banking Group            74,852     $    358
Broken Hill Proprietary
  Co., Ltd.               104,612        1,610
Commonwealth Bank Group    56,568          464
National Australia Bank    74,258          666
News Corp., Ltd.          110,631          648
Western Mining Corp.       53,600          391
Westpac Banking Corp.      99,986          485
                                      --------
                                         4,622
                                      --------
BELGIUM--0.8%
Electrabel                  3,100          695
Electrabel, VVPR Strip        500            1
Generale de Banque            840          296
Petrofina SA                1,100          325
Societe Generale de
  Belgique                  3,040          237
Tractebel Investor
  International               600          244
                                      --------
                                         1,798
                                      --------
CANADA--2.9%
Alcan Aluminum Ltd.        15,313          487
BCE Inc.                   20,435          804
Bank of Montreal           16,475          396
Bank of Nova Scotia,
  Halifax                  19,192          435
Barrick Gold Corp.         16,500          506
Canadian Imperial Bank
  of Commerce              13,180          409
Canadian Pacific Ltd.      16,700          340
Imperial Oil Ltd. (New)    11,681          475
Northern Telecom Ltd.      14,053          724
Placer Dome Inc.           21,200          590
Royal Bank of Canada,
  Montreal Quebec          15,200          360
Seagram Co. Ltd.           17,400          586
Thomson Corp.              33,900          564
Toronto-Dominion Bank      14,000          243
                                      --------
                                         6,919
                                      --------
DENMARK--0.3%
Novo Nordisk A/S
  Series B                  2,102          273
Tele Danmark A/S
  Series B                  7,910          398
                                      --------
                                           671
                                      --------
FRANCE--6.7%
AXA Groupe SA              15,275          910
Alcatel Alsthom CGE SA      8,154          767
BQE National de Paris      10,161          424
Carrefour                   1,432        1,119
Christian Dior              2,353          314
Cie Financiere de
  Paribas (Bearer)          5,425          349
Cie Generale de Eaux        6,721          731
Compagnie de Saint-
  Gobain SA                 3,931          471
Danone Groupe               3,350          506
Elf Aquitaine              14,835        1,103

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
L'Air Liquide               3,073     $    558
L'Oreal SA                  2,900          896
LVMH Moet Hennessy Louis
  Vuitton                   7,100        1,816
Lafarge Coppee SA           8,596          551
Lyonnaise des Eaux-Dumez    2,780          279
Michelin (CGDE)
  Class B (Reg.)            5,300          263
PSA Peugeot Citroen         2,200          307
Pinault Printemps
  Redoute SA                1,255          381
Renault (Regie
  Nationale)               14,500          440
Rhone-Poulenc SA A
  Shares                   15,400          370
Roussel Uclaf               1,526          360
Sanofi                      6,110          493
Schneider SA                8,900          415
Societe Generale            4,778          555
Suez Group                  7,455          309
TOTAL Class B              12,404          842
Union des Assurances
  de Paris                 14,389          312
                                      --------
                                        15,841
                                      --------
GERMANY--7.2%
BASF AG                     3,153          861
Bankgesell Berlin           1,206          248
Bayer AG                    3,767        1,213
Bayerische Hypotheken &
  Wechsel Bank AG          11,380          283
Bayerische Motoren Werke
  AG                          910          491
Bayerische
  Vereinsbank AG           11,590          341
Commerzbank AG              2,150          466
Daimler-Benz AG             2,721        1,490
Deutsche Bank AG           27,823        1,333
Dresdner Bank AG           23,930          602
Hoechst AG                  3,262        1,099
Linde AG                      400          245
Lufthansa AG                1,600          254
Mannesmann AG               1,734          592
Muenchener
  Rueckversicherung            11           18
Muenchener
  Rueckversicherung
  (Reg.)                      812        1,475
RWE AG*                    18,210          709
RWE AG (Non Voting)*       18,320          533
Sap AG                      2,840          368
Siemens AG                  3,125        1,711
Thyssen AG                  1,411          256
Veba AG                    26,470        1,316
Vereinigte
  Elektrizitatswerke
  Westfalen Series B          903          260
Viag AG                       970          380
Viag AG (New)*                277          109
Volkswagen AG               1,246          430
                                      --------
                                        17,083
                                      --------
HONG KONG--3.6%
CITIC Pacific              98,000          385
Cathay Pacific Airways    100,000          175
Cheung Kong Holdings      104,000          743

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
China Light & Power        94,900     $    448
Hang Seng Bank Ltd.        95,900          973
Henderson China               304            1
Henderson Land
  Development Co.          76,000          545
Hongkong Electric
  Holdings Ltd.            99,000          315
Hongkong
  Telecommunications
  Ltd.                    631,067        1,203
Hutchison Whampoa Ltd.    190,000        1,179
New World
  Development Co.          91,317          410
Sun Hung Kai Properties   123,500        1,177
Swire Pacific Ltd. Class
  A                        75,500          644
Wharf Holdings            101,000          374
                                      --------
                                         8,572
                                      --------
ITALY--2.1%
Alleanza Assicurazioni     22,500          212
Alleanza Assicurazioni
  di Risp
  (Non-Convertible)         3,750           26
Assicurazioni Generali     43,700        1,090
Fiat SpA                  168,000          573
Fiat SpA, di Risp
  (Non-Convertible)        42,000           76
INA                       201,000          309
STET                      207,000          700
STET di Risp
  (Non-Convertible)        66,000          173
Telecom Italia            320,000          652
Telecom Italia di Risp
  (Non-Convertible)       165,000          274
Telecom Italia Mob        320,000          707
Telecom Italia Mob di
  Risp                    195,000          273
                                      --------
                                         5,065
                                      --------
JAPAN--33.7%
Ajinomoto Co., Inc.        26,000          326
All Nippon Airways
  Co., Ltd.                41,000          466
Asahi Bank                 79,000        1,020
Asahi Breweries             8,000           97
Asahi Chemical
  Industry Co.             41,000          312
Asahi Glass Co., Ltd.      33,000          401
Bank of Fukuoka            11,000           97
Bank of Tokyo Mitsubishi
  (Bank of Tokyo shares)   52,000        1,198
Bank of Tokyo Mitsubishi
  (Mitsubishi Bank
  shares)                  93,450        2,162
Bank of Yokohama           44,000          395
Bridgestone Corp.          22,000          408
Canon Inc.                 25,000          497
Chiba Bank                 31,000          280
Chubu Electric Power Co.   21,100          535
Chugoku Electric Power
  Co., Inc.                14,300          340
DDI Corp.                     100          859
Dai Nippon Printing Co.    21,000          395
Dai-Ichi Kangyo Bank,
  Ltd.                    112,000        2,281
Daiei Inc.                 24,000          326
Daiwa Bank                 48,000          374
Daiwa House
  Industries Co.           11,000          176

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
Daiwa Securities Co.       47,000     $    723
East Japan Railway Co.        150          802
Eisai Co.                   5,250          104
Fanuc                       8,000          348
Fuji Bank, Ltd.            93,000        2,036
Fuji Photo Film Co.        14,000          436
Fujitsu Ltd.               51,000          527
Gunma Bank                 10,000          116
Hachijuni Bank             13,000          150
Hankyu Corp.               17,000          104
Hitachi Ltd.              111,000        1,199
Hitachi Zosen Corp.        19,000          104
Hokkaido Electric
  Power Co.                 4,000           96
Hokuriku Electric
  Power Co.                 9,500          227
Honda Motor Co., Ltd.      34,000          777
Industrial Bank of
  Japan, Ltd.              76,000        2,034
Ishikawajima-Harima
  Heavy Industries         53,000          263
Isuzu Motors Ltd.          39,000          223
Ito-Yokado Co., Ltd.       12,000          708
Itochu Corp.               43,000          328
Japan Air Lines Co.,
  Ltd.                     50,000          400
Japan Telecom Co.              10          210
Japan Tobacco Inc.            100          925
Joyo Bank                  18,000          147
Jusco Co.                  12,000          372
Kajima Corp.               34,000          384
Kansai Electric Power
  Co.                      33,700          818
Kao Corp.                  24,000          321
Kawasaki Heavy
  Industries               55,000          284
Kawasaki Steel Co.        112,000          410
Kinki Nippon Railway Co.   56,650          441
Kirin Brewery Co., Ltd.    32,000          416
Kobe Steel                104,000          323
Kokusai Denki               1,500          148
Komatsu Ltd.               38,000          367
Kubota Corp.               42,000          293
Kyocera Corp.               5,000          377
Kyushu Electric Power
  Co.                      13,700          341
Long-Term Credit Bank
  of Japan                 67,000          581
Marubeni Corp.             34,000          204
Marui Co.                  14,000          309
Matsushita Communication
  Industrial Co., Ltd.      4,000          107
Matsushita Electric
  Industrial Co., Ltd.     70,000        1,238
Matsushita Electric
  Works                    30,000          341
Mitsubishi Chemical
  Corp.                    62,000          340
Mitsubishi Corp.           56,000          798
Mitsubishi Electric
  Corp.                    60,000          473
Mitsubishi Estate Co.      37,000          520
Mitsubishi Heavy
  Industries              110,000          982
Mitsubishi Materials Co.   46,000          277
Mitsubishi Motors          37,000          334
Mitsubishi Trust &
  Banking Corp.            45,000          779
Mitsui & Co.               45,000          429
Mitsui Fudosan Co.         26,000          343

SchwabFunds(R)
--------------------------------------------------------------------------------

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
Mitsui Marine &
  Fire Insurance           14,000     $    119
Mitsui Trust &
  Banking Co.              35,000          422
Murata Manufacturing Co.    9,000          349
NEC Corp.                  55,000          699
NKK Corp.                  97,000          304
New Oji Paper Co.          16,000          148
Nikko Securities Co.       41,000          521
Nikon Corp.                11,000          148
Nintendo Co., Ltd.          4,200          324
Nippon Credit Bank         69,000          282
Nippon Express Co.         31,000          323
Nippon Oil Co.             48,000          333
Nippon Paper
  Industries Co.           39,000          286
Nippon Steel Corp.        238,000          860
Nippon Telegraph &
  Telephone Corp.             596        4,621
Nippon Yusen Kabushiki
  Kaisha                   27,000          164
Nippondenso Co.            24,000          523
Nissan Motor Co., Ltd.     89,000          752
Nomura Securities
  Co., Ltd.                63,000        1,373
Obayashi Corp.             17,000          158
Odakyu Electric
  Railway Co.              14,420          103
Oki Electric Industry
  Co., Ltd.                12,000           95
Omron Corp.                 8,000          180
Ono Pharmaceutical Co.      3,000          113
Osaka Gas Co.              93,000          373
Ricoh Co., Ltd.            27,000          317
Rohm Co.                    4,000          255
Sakura Bank               113,000        1,329
Sankyo Co.                 13,000          316
Sanwa Bank                 92,000        1,865
Sanyo Electric Co., Ltd.   60,000          383
Secom Co.                   3,000          212
Seibu Railway Co.          14,000          787
Sekisui Chemical Co.       21,000          265
Sekisui House              26,000          323
Seven-Eleven Japan Co.     13,200          935
Sharp Corp.                31,000          539
Shikoku Electric
  Power Co.                 6,200          152
Shimizu Corp.              31,000          356
Shin-Etsu Chemical Co.     13,650          299
Shizuoka Bank              26,000          353
Sony Corp.                 12,500          813
Sony Music Entertainment    4,600          249
Sumitomo Bank             113,000        2,420
Sumitomo Chemical Co.      63,000          335
Sumitomo Corp.             31,000          370
Sumitomo Electric
  Industries               27,000          387
Sumitomo Marine & Fire
  Insurance Co.            28,000          267
Sumitomo Metal
  Industries               90,000          289
Sumitomo Metal
  Mining Co.               11,000          111
Sumitomo Trust & Banking
  Co.                      35,000          512

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
Suzuki Motor Corp.         10,000     $    127
TDK                         3,000          172
Taisei Corp.               40,000          310
Taisho Pharmaceutical
  Co.                       8,000          175
Takeda Chemical
  Industries               25,000          433
Teijin Ltd.                19,000          104
Tobu Railway Co.           16,000          111
Tohoku Electric Power
  Co.                      15,100          375
Tokai Bank                 67,000          858
Tokio Marine & Fire
  Insurance Co.            55,000          757
Tokyo Electric Power
  Co., Inc.                43,000        1,172
Tokyo Electron              3,000          112
Tokyo Gas & Electric
  Industrial               82,000          322
Tokyu Corp.                43,000          351
Tonen Corp.                23,000          343
Toppan Printing Co.        27,000          397
Toray Industries Inc.      54,000          368
Toshiba Corp.             105,000          817
Tostem Corp.                5,000          155
Toto                        8,000          119
Toyo Seikan                 8,000          284
Toyo Trust &
  Banking Co.              30,000          327
Toyoda Automatic Loom       6,000          124
Toyota Motor Corp.        134,000        3,062
Yamaichi Securities Co.    45,000          356
Yamanouchi
  Pharmaceutical Co.       13,000          308
Yasuda Fire & Marine
  Insurance Co.            20,000          158
Yasuda Trust &
  Banking Co.              23,000          153
                                      --------
                                        79,644
                                      --------
NETHERLANDS--5.7%
ABN Amro Holdings NV       17,167          889
Aegon NV                   15,115          720
Akzo Nobel NV               4,185          486
Dordtsche Petrol            1,962          293
Elsevier NV                38,508          580
Heineken NV                 3,050          638
ING NV                     16,839        1,300
Koninklijke Ahold NV        6,961          343
Koninklijke PTT
  Nederland                24,971          937
Philips Electronics NV     19,400          685
PolyGram NV                10,409          620
Royal Dutch Petroleum, Co.
  (Bearer)                 29,926        4,263
Unilever NV, CVA            8,700        1,187
Wolters Kluwer NV, CVA      4,036          441
                                      --------
                                        13,382
                                      --------
SINGAPORE--2.3%
City Developments          36,000          315
Development Bank of
  Singapore (alien
  market)                  45,000          570
Hong Kong Land Holdings   237,806          509

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
Jardine Matheson
  Holdings Ltd.            35,811     $    286
Keppel Corp.               28,000          253
Overseas Chinese Bank
  (alien market)           41,833          574
Singapore Airlines Ltd.
  (alien market)           62,000          626
Singapore
  Telecommunications      824,000        2,028
United Overseas Bank
  (alien market)           39,600          386
                                      --------
                                         5,547
                                      --------
SPAIN--2.1%
Argentaria Corp.            8,052          326
Banco Bilbao-Vizcaya SA
  (Reg.)                   13,766          523
Banco Popular Espanol
  (Reg.)                    1,620          268
Banco de Santander SA
  (Reg.)                    8,600          400
Empresa Nacional de
  Electricidad             15,328          963
Gas Natural SDG SA          2,091          380
Iberdrola SA               49,800          487
Repsol, SA                 16,600          609
Telefonica Internacional
  de Espana, SA            55,184          983
                                      --------
                                         4,939
                                      --------
SWEDEN--1.8%
ASEA AB                     3,300          338
ASEA AB Series B              800           81
Astra AB Series A          25,700        1,143
Astra AB Series B           6,700          296
L.M. Ericsson Telephone
  Series B                 69,080        1,401
Pripps Ringnaes Series
  A*                        5,300           73
Pripps Ringnaes Series
  B*                        2,800           38
Sandvik AB Series A         8,600          190
Volvo AB Series A           5,000          115
Volvo AB Series B          20,700          475
                                      --------
                                         4,150
                                      --------
SWITZERLAND--6.6%
BBC Brown Boveri
  (Bearer)                    420          506
BBC Brown Boveri (Reg.)       189           44
CS Holding (Reg.)          13,670        1,241
Ciba-Geigy Ltd. (Bearer)      170          196
Ciba-Geigy Ltd. (Reg.)      1,275        1,480
Cie Financiere Richemont
  Series A (Bearer)           309          453
Nestle Ltd. (Reg.)          2,123        2,361
Roche Group Holding AG        370        2,910
Roche Group Holding AG
  (Bearer)                     85        1,150
Sandoz Ltd. (Bearer)          491          535
Sandoz Ltd. (Reg.)          1,673        1,827
Schweizerische
  Bankgesellschaft
  (Bearer)                  1,144        1,137
Schweizerische
  Bankgesellschaft
  (Reg.)                    1,150          250
Schweizerische
  Bankverein (Bearer)       1,129          423

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
Schweizerische
  Bankverein (Reg.)         1,251     $    234
Winterthur (Reg.)             500          314
Zurich Versicherung (Reg.)  2,095          586
                                      --------
                                        15,647
                                      --------
UNITED KINGDOM--19.3%
Abbey National             72,619          621
Allied Domecq PLC          62,820          486
Argyll Group               55,415          277
Associated British Foods   42,000          252
BAA                        60,860          500
BAT Industries            177,692        1,343
BOC Group                  22,181          308
BTR                       217,579        1,048
Barclays                   87,223          968
Bass                       51,821          611
Boots Co.                  56,881          542
British Aerospace          23,848          313
British Airways            58,777          459
British Gas               241,400          858
British Petroleum Co.     312,203        2,817
British Sky Broadcast     101,400          730
British Steel              94,600          283
British Telecom           354,739        1,946
Cable & Wireless          147,895        1,161
Cadbury Schweppes          58,616          454
Commercial Union
  Assurance Co.            31,950          277
General Electric Co.      151,200          816
Glaxo Wellcome            196,965        2,388
Granada Group              35,703          443
Grand Metropolitan, Inc.  120,101          790
Great University Stores    56,903          621
Guinness                  108,800          783
HSBC Holdings              47,063          697
HSBC Holdings (Hong
  Kong)                   101,438        1,502
Hanson Industries         284,416          843
Imperial Chemical
  Industries               40,411          547
J. Sainsbury PLC          104,051          573
Kingfisher                 29,682          266
Legal & General Group      27,514          297
Lloyds Abbey Life          26,700          215
Lloyds TSB Group          289,004        1,386
Marks & Spencer PLC       152,500        1,018
National Grid Group        94,774          292
National Power
  Development              59,600          503
National Westminster
  Bancorp                 101,036          932
Pearson, Inc.              25,137          266
Powergen                   37,400          314
Prudential Corp.          107,865          743
RTZ Corporation PLC        60,025          945
Rank Organisation PLC      40,800          327
Reed International         31,845          548
Rentokil Group             54,815          316
Reuters Holdings PLC       95,074        1,076
Royal Bank of Scotland     37,152          290
Scot & Newcastle           30,100          312
Shell Transport &
  Trading Co. (Reg.)      186,721        2,464

SchwabFunds(R)
--------------------------------------------------------------------------------

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
Siebe                      24,030     $    311
SmithKline Beecham PLC
  Series A                 74,769          793
SmithKline Beecham PLC
  (New)                    72,974          774
Standard Chartered PLC     56,012          524
Tesco                     119,768          506
Thorn Emi                  23,982          665
Tomkins                       464            2
Unilever                   44,900          822
Vendome Lux Group/ SA
  (units)                  34,050          300
Vodafone Group            176,316          705
Whitbread                  26,922          304
Zeneca Group               51,108        1,065
                                      --------
                                        45,538
                                      --------
TOTAL COMMON STOCK
  (Cost $196,132)                      229,418
                                      --------
PREFERRED STOCK--0.4%
AUSTRALIA--0.1%
News Corp. (Limited
  Voting Shares)           60,981          314
                                      --------
GERMANY--0.3%
Henkel KGaA                   629          241
Sap AG (Non-Voting)         2,010          267
Volkswagen AG
  (Non-Voting)                350           89
                                      --------
                                           597
                                      --------
ITALY--0.0%
Fiat SpA                   38,800           74
                                      --------
TOTAL PREFERRED STOCK
  (Cost $805)                              985
                                      --------
WARRANTS--0.0%
UNITED KINGDOM--0.0%
BTR (expire 11/26/98)*      4,019            1
                                      --------
TOTAL WARRANTS
  (Cost $3)                                  1
                                      --------

                        Maturity       Value
                         (000s)        (000s)
                        ---------     --------
CASH EQUIVALENTS--2.0%
REPURCHASE AGREEMENT--2.0%
State Street Bank 4.75%
  Dated 04/30/96
  Due 05/01/96
  Collateralized By:
  U.S. Treasury Note
  $4,750,000 Par; 8.00%
  Due 10/15/96          $   4,724     $  4,723
                                      --------
TOTAL CASH EQUIVALENTS
  (Cost $4,723)                          4,723
                                      --------
TOTAL INVESTMENTS--99.5%
  (Cost $201,663)                      235,127
                                      --------
OTHER ASSETS AND
  LIABILITIES--0.5%
  Other Assets                           7,947
  Liabilities                           (6,890)
                                      --------
                                         1,057
                                      --------
NET ASSETS--100.0%
Applicable to 19,382,890
  outstanding $0.00001
  par value shares
  (unlimited shares authorized)       $236,184
                                      ========
NET ASSET VALUE PER SHARE               $12.19
                                      ========

------------------

*Non-Income Producing Security

See accompanying Notes to Financial Statements.

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
STATEMENT OF OPERATIONS (in thousands)
Six months ended April 30, 1996 (Unaudited)

Investment income:
  Dividends (net of foreign tax withheld of $269)                 $  1,693
  Interest                                                             113
                                                                   -------
     Total investment income                                         1,806
                                                                   -------
Expenses:
  Investment advisory and administration fee                           718
  Transfer agency and shareholder service fees                         257
  Custodian fees                                                       123
  Registration fees                                                     25
  Professional fees                                                     30
  Shareholder reports                                                   33
  Trustees' fees                                                        16
  Amortization of deferred organization costs                           13
  Insurance and other expenses                                           3
                                                                   -------
                                                                     1,218
Less expenses reduced                                                 (510)
                                                                   -------
     Total expenses incurred by Fund                                   708
                                                                   -------
Net investment income                                                1,098
                                                                   -------
Net realized gain (loss) on investments and foreign
  currency transactions:                                            15,415
  Proceeds from sales of investments                               (17,035)
  Cost of investments sold                                         -------
                                                                    (1,620)
     Net realized loss from changes in market value                    361
     Net realized gain from changes in foreign exchange rates      -------
                                                                    (1,259)
       Net realized loss on investments sold                           (72)
     Net realized loss on foreign currency transactions            -------

       Net realized loss on investments sold and foreign            (1,331)
          currency transactions                                    -------

Change in net unrealized gain (loss) on investments and foreign currency translation:
  Changes in market value:                                           4,832
     Beginning of period unrealized gain                            33,223
     End of period unrealized gain                                 -------

       Increase in net unrealized gain from changes in market       28,391
          value                                                    -------

  Changes in foreign exchange rates:                                 7,646
     Beginning of period unrealized gain                               241
     End of period unrealized gain                                 -------

       Decrease in net unrealized gain from changes in foreign      (7,405)
          exchange rates                                           -------

          Increase in net unrealized gain on investments from
            changes                                                 20,986
            in market value and foreign exchange rates
     Decrease in net unrealized gain on translating assets and         (35)
       liabilities into the reporting currency                     -------

       Increase in net unrealized gain on investments and           20,951
          foreign currency translation                             -------
                                                                    19,620
Net gain on investments                                            -------
                                                                  $ 20,718
Increase in net assets resulting from operations                   =======


See accompanying Notes to Financial Statements.

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
STATEMENT OF CHANGES IN NET ASSETS (in thousands)

                                                  Six months
                                                     ended         Year
                                                   April 30,       ended
                                                     1996       October 31,
                                                  (Unaudited)      1995
                                                  -----------   -----------
Operations:
  Net investment income                            $   1,098     $   2,238
  Net realized gain (loss) on investments sold
     and foreign currency transactions                (1,331)          193
  Increase in net unrealized gain on investments
     and foreign currency translation                 20,951         2,557
                                                    --------      --------
  Increase in net assets resulting from
     operations                                       20,718         4,988
                                                    --------      --------
Dividends to shareholders from net investment
  income                                              (2,089)       (1,532)
                                                    --------      --------
Capital share transactions:
  Proceeds from shares sold                           59,810        73,349
  Net asset value of shares issued in
     reinvestment
     of dividends                                      1,809         1,372
  Early withdrawal fees                                   26            49
  Less payments for shares redeemed                  (23,702)      (40,969)
                                                    --------      --------
  Increase in net assets from capital share
     transactions                                     37,943        33,801
                                                    --------      --------
Total increase in net assets                          56,572        37,257
Net assets:
  Beginning of period                                179,612       142,355
                                                    --------      --------
  End of period (including undistributed net
     investment income of $1,041 and $2,051,
     respectively)                                 $ 236,184     $ 179,612
                                                    ========      ========
Number of Fund shares:
  Sold                                                 5,118         6,778
  Reinvested                                             155           134
  Redeemed                                            (2,028)       (3,840)
                                                    --------      --------
  Net increase in shares outstanding                   3,245         3,072
Shares outstanding:
  Beginning of period                                 16,138        13,066
                                                    --------      --------
  End of period                                       19,383        16,138
                                                    ========      ========

See accompanying Notes to Financial Statements.

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
NOTES TO FINANCIAL STATEMENTS
Six months ended April 30, 1996 (Unaudited)

1. DESCRIPTION OF THE FUND

The Schwab International Index Fund (the "Fund") is a series of Schwab Capital Trust (the "Trust"), a no-load, open-end, investment management company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers the Schwab Small-Cap Index Fund(R), Schwab Asset Director(R)-High Growth Fund, Schwab Asset
Director-Conservative Growth Fund, Schwab Asset Director-Balanced Growth Fund and Schwab S&P 500 Fund. The assets of each series are segregated and accounted for separately.

The investment objective of the Fund is to attempt to track the price and dividend performance (total return) of the Schwab International Index(R), an index created to represent the performance of common stocks and other equity securities issued by large, publicly traded companies from countries around the world with major developed securities markets, excluding the United States.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in securities traded on an exchange are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Fund's investment manager pursuant to guidelines adopted in good faith by the Board of Trustee. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions and investment income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

SchwabFunds(R)
--------------------------------------------------------------------------------

Foreign currency translation -- The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rates on April 30. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Fund separates within its statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign exchange rates from that arising from changes in securities' market values.

Forward currency contracts -- A forward currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time the contract was closed. The Fund engages in Forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably.

Deferred organization costs -- Costs incurred in connection with the organization of the Fund, its initial registration with the Securities and Exchange Commission and with various states are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At April 30, 1996, (for financial reporting and federal income tax purposes), net unrealized gain aggregated $33,464,000, of which $37,810,000 related to appreciated securities and $4,346,000 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of .70% of the first $300 million of average daily net assets and .60% of such assets over $300 million. Under this agreement, the Fund incurred investment advisory and administration fees of $718,000 during the six months ended April 30, 1996, before the Investment Manager reduced its fee (see Note 4).

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
NOTES TO FINANCIAL STATEMENTS
Six months ended April 30, 1996 (Unaudited)

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of .05% of average daily net assets for transfer agency services and .20% of such assets for shareholder services. For the six months ended April 30, 1996, the Fund incurred transfer agency and shareholder service fees of $257,000, before Schwab reduced its fees (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust were also officers or directors of the Investment Manager and/or Schwab. During the six months ended April 30, 1996, the Trust made no direct payments to its officers or trustees who were "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $16,000 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the six months ended April 30, 1996, the total of such fees reduced by the Investment Manager and Schwab was $314,000 and $196,000, respectively.

5. BORROWING AGREEMENT

The Trust has an arrangement with State Street Bank and Trust Company, the Fund's custodian, whereby the Fund may borrow up to $10,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. During the six months ended April 30, 1996, no borrowings were made under this arrangement.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated (in thousands) $49,937 and $15,415, respectively, for the six months ended April 30, 1996.

7. EARLY WITHDRAWAL FEES PAID TO THE FUND

The Fund assesses a .75% early withdrawal fee on redemption proceeds attributable to shares purchased and held less than six months. The early withdrawal fee is retained by the Fund and is treated as a contribution to capital. For the six months ended April 30, 1996, total early withdrawal fees retained by the Fund amounted to $26,000.

SchwabFunds(R)
--------------------------------------------------------------------------------

8. COMPOSITION OF NET ASSETS

At April 30, 1996, net assets consisted of:

Capital paid in                                                $203,460,000
Accumulated undistributed net investment income                   1,041,000
Accumulated net realized loss on investments sold and
  foreign currency transactions                                  (1,767,000)
Net unrealized gain on investments                               33,464,000
Net unrealized loss on translating assets and liabilities
  into the reporting currency                                       (14,000)
                                                               ------------
Total                                                          $236,184,000
                                                               ============

The Fund follows Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, which will generally present undistributed income and realized gains on a tax basis. As a result, certain reclassifications have occurred which decreased undistributed net investment income by $19,000 and increased net realized loss on investments sold and foreign currency transactions and capital paid in by $34,000 and $53,000, respectively. These reclassifications have no impact on the net asset value of the Fund.

At April 30, 1996, the Fund's Statement of Net Assets included: $3,700,000 payable for investments purchased, $765,000 payable for Fund shares redeemed, $29,000 payable for investment advisory and administration fee and $576,000 receivable for Fund shares sold.

9. COMMITMENTS

At April 30, 1996, the Fund had various open Forward contracts which obligated the Fund to deliver U.S. dollars in exchange for foreign currencies at specified future dates as follows:

                         Contract    In Exchange   Settlement                Unrealized
       Currency           Amount         For          Date        Value      Gain (Loss)
----------------------  -----------  -----------   ----------   ----------   -----------
Hong Kong dollar            350,000  $   45,248     05/01/96    $   45,245     ($    3)
Netherlands guilder         750,000     438,853     05/03/96       437,700      (1,153)
Pound sterling              760,000   1,145,320     05/07/96     1,144,061      (1,259)
Spanish peseta           51,000,000     402,366     05/08/96       400,943      (1,423)
French franc                521,000     101,165     05/31/96       100,822        (343)
                                     ----------                 ----------     -------
                                     $2,132,952                 $2,128,771     ($4,181)
                                     ==========                 ==========     =======

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
NOTES TO FINANCIAL STATEMENTS
Six months ended April 30, 1996 (Unaudited)

10. FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period:

                                        Period ended
                                         April 30,         Year ended        Period ended
                                            1996           October 31,       October 31,
                                        (Unaudited)      1995       1994       1993(1)
                                        ------------   --------   --------   ------------
Net asset value at beginning of
  period..............................    $  11.13     $  10.89   $  10.15     $  10.00
Income from investment operations
-----------------------------------
  Net investment income...............         .18          .14        .11          .03
  Net realized and unrealized gain on
    investments and foreign currency
    transactions......................        1.01          .22        .69          .12
                                          --------     --------   --------     --------
  Total from investment operations....        1.19          .36        .80          .15
Less distributions
------------------
  Dividends from net investment
    income............................        (.13)        (.12)      (.04)          --
  Distributions from realized gain on
    investments.......................          --           --       (.02)          --
                                          --------     --------   --------     --------
  Total distributions.................        (.13)        (.12)      (.06)          --
                                          --------     --------   --------     --------
Net asset value at end of period......    $  12.19     $  11.13   $  10.89     $  10.15
                                          ========     ========   ========     ========
Total return (%)                             10.71         3.35       7.89         1.50
----------------
Ratios/Supplemental data
------------------------
  Net assets, end of period (000s)....    $236,184     $179,612   $142,355     $106,085
  Ratio of expenses to
    average net assets (%)............         .69*         .85        .90          .60*
  Ratio of net investment income to
    average net assets (%)............        1.07*        1.45       1.14         2.15*
  Portfolio turnover rate (%).........           4            0          6            2
  Average commission rate.............    $    .01

The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, the ratio of expenses to average net assets for the periods ended April 30, 1996, October 31, 1995, 1994 and 1993, would have been 1.19%*, 1.22%,
1.30% and 2.10%*, respectively, and the ratio of net investment income to average net assets would have been .57%*, 1.08%, .74% and .65%*, respectively.

(1) For the period September 9, 1993 (commencement of operations) to October 31, 1993.
*  Annualized

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
COMMON STOCK--98.6%
AEROSPACE/DEFENSE--0.8%
AAR Corp.                   4,000     $     82
Alliant Techsystems
  Inc.*                     4,000          188
Coltec Industries Inc.*    19,900          259
Curtiss-Wright Corp.        1,400           72
Gencorp Inc.               10,100          135
OEA, Inc.                   6,100          239
Orbital Sciences Corp.
  Class A*                  7,300          100
Rohr Industries Inc.*       6,600          120
Thiokol Corp.               5,100          218
Trimble Navigation Ltd.*    6,200          150
                                      --------
                                         1,563
                                      --------
AIR TRANSPORTATION--1.3%
America West Airlines,
  Inc. Class B*            12,700          267
Atlantic Southeast
  Airlines Inc.             9,600          240
Atlas Air Inc.*             5,900          267
Comair Holdings Inc.        8,800          326
Continental Airlines
  Inc. Class B*             7,500          426
Mesa Airlines Inc.*         7,900           97
Offshore Logistics,
  Inc.*                     5,400           79
Trans World Airlines
  Inc. (New)*              20,100          359
USAir Group, Inc.*         19,000          337
                                      --------
                                         2,398
                                      --------
ALCOHOLIC BEVERAGES--0.2%
Adolph Coors Co. Class B   12,100          228
Canandaigua Wine Co.,
  Inc. Class A*             5,900          180
                                      --------
                                           408
                                      --------
APPAREL--1.2%
Authentic Fitness Corp.     5,500          131
Brown Group Inc.            5,700           91
Cone Mills Corp.*          10,300          117
Donnkenny Inc.              3,500           69
Fabri-Centers of
  America, Inc. Class A     5,900           60
Guilford Mills, Inc.        3,900           95
Justin Industries Inc.      6,800           87
Kellwood Co.                6,100           99
Kenneth Cole
  Productions, Inc.
  Class A                   4,200           84
Men's Wearhouse, Inc.       6,100          225
Nautica Enterprises Inc.    5,650          261
Paragon Trade Brands,
  Inc.*                     3,200           75
Phillips-Van Heusen
  Corp.                     7,700          102
Springs Industries Inc.     5,900          271
St. John's Knits, Inc.      3,100          184
Stride Rite Corp.          14,700          141
Wolverine World Wide
  Inc.                      5,100          157
                                      --------
                                         2,249
                                      --------

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
AUTOMOTIVE PRODUCTS--0.4%
APS Holding Corp. Class
  A*                        3,200           58
Armor-All Products Corp.    6,800          105
Carlisle Cos. Inc.          4,400     $    205
Discount Auto Parts
  Inc.*                     4,900          144
O'Reilly Automotive,
  Inc.*                     3,200          125
                                      --------
                                           637
                                      --------
BANKS--6.6%
ALBANK Financial Corp.      4,320          116
Associated Banc-Corp.       4,600          178
Banc One Corp.              6,386          222
Bancorp South, Inc.         6,600          159
Banknorth Group Inc.        1,900           67
Bell Bancorp, Inc.          2,800          104
CCB Financial Corp.         4,550          236
CNB Bancshares Inc.         4,801          137
California Bancshares
  Inc.                      2,600           78
Capital Bancorp             2,100           65
Centura Banks Inc.          6,900          252
Chase Manhattan Corp.
  (New)                     1,414           97
Chemical Financial Corp.    2,995          117
Chittenden Corp.            2,100           56
Citizens Bancorp            4,800          143
Citizens Banking Corp.      4,600          136
City National Corp.        12,900          182
Cole Taylor Financial
  Group Inc.                4,800          143
Colonial BancGroup Inc.     3,400          115
Community First
  Bankshares Inc.           3,100           72
Crestar Financial Corp.     1,792          101
Cullen/Frost Bankers
  Inc.                      3,300          164
Deposit Guaranty Corp.      4,400          210
F & M National Corp.        3,955           63
First Bank System Inc.      5,473          330
First Citizens
  BancShares Inc.           3,200          198
First Commercial
  Bancshares Inc.           4,500          107
First Commercial Corp.      7,334          228
First Commonwealth
  Financial Corp.           6,400          123
First Financial Bancorp     3,900          128
First Michigan Bank
  Corp.                     5,151          153
First Midwest Bancorp
  Inc.                      4,100          118
First Union Corp.           2,220          137
Firstbank Illinois Co.      3,600          112
Fort Wayne National
  Corp.                     4,200          129
Fulton Financial Corp.      9,416          192
HUBCO, Inc.                 3,300           62
Hancock Holding Co.         3,000          109
Imperial Bancorp            4,364          105
Investors Financial
  Services Corp.              112            2
Jefferson Bankshares,
  Inc.                      4,400           94
Keystone Financial Inc.     7,300          238

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
Liberty Bancorp, Inc.       3,900     $    143
Long Island Bancorp Inc.    7,200          201
Magna Group Inc.            7,800          176
Mark Twain Bancshares
  Inc.                      4,800          181
Mid-Am, Inc.                4,820           89
National Bancorp of
  Alaska, Inc.              2,800          169
National Commerce
  Bancorp                   7,200          221
New York Bancorp Inc.       3,300           81
North Fork
  Bancorporation            7,700          183
Norwest Corp.               5,990          216
ONBANCorp, Inc.             4,500          150
Old National Bancorp        7,601          257
One Valley Bancorp of
  West Virginia Inc.        5,500          172
Park National Corp.         2,500          120
People's Bank              10,800          231
Provident Bancorp Inc.      4,800          247
Queens County Bancorp,
  Inc.                      2,200           97
Regions Financial Corp.     3,952          183
Riggs National Corp.       11,100          139
River Forest Bancorp,
  Inc.                      4,700          139
S & T Bancorp, Inc.         3,300           99
Security Capital Corp.      3,200          187
Sumitomo Bank               5,100          128
Summit Bancorp              8,154          289
Susquehanna Bancshares,
  Inc.                      4,500          131
T R Financial Corp.         2,400           64
Trust Company of
  New Jersey                5,900           84
TrustCo Bank Corp. NY       5,604          117
Trustmark Corp.            10,200          238
U S Trust Corp. (New)       3,000          165
UMB Financial Corp.         6,297          238
UST Corp.                   5,400           71
Union Planters Corp.        7,788          235
United Bankshares, Inc.     3,700          101
United Carolina
  Bancshares Corp.          6,600          158
Westamerica Bancorp         3,100          146
Whitney Holding Corp.       5,400          164
Zions Bancorp               4,500          336
                                      --------
                                        12,124
                                      --------
BUSINESS MACHINES & SOFTWARE--7.4%
3COM Corp.                  4,134          190
AST Research Inc.*         12,378           94
America Online, Inc.        2,000          128
Applied Magnetics Corp.*    8,100          167
Atria Software, Inc.        4,500          246
Auspex Systems, Inc.*       7,600          146
BBN Corp.*                  5,300          150
BancTec, Inc.*              5,100          104
Bell & Howell Co. (New)*    9,100          287

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
Black Box Corp.*            5,100     $    102
Boole & Babbage Inc.        3,250           85
Borland International
  Inc.*                     9,300          152
Cheyenne Software Inc.*     9,450          215
Computer Horizons Corp.     4,700          237
Computer Products, Inc.*    8,500          137
Compuware Corp.*           12,500          359
Comshare, Inc.              2,400           59
Comverse Technology Inc.
  (New)*                    6,300          148
Continuum Inc.*             7,000          399
Control Data Systems,
  Inc.*                     3,500           83
Cray Research Inc.*         2,408           71
Data General Corp.*        11,200          172
Davidson & Associates,
  Inc.                     11,200          307
Dell Computer Corp.         6,300          290
Dialogic Corp.*             4,400          203
Digi International Inc.*    4,300          123
Dynatech Corp.              5,900          153
Exabyte Corp.*              6,900          120
Excalibur Technologies
  Corp. (New)*              3,000           78
FTP Software Inc.*          6,600           64
FileNet Corp.*              4,600          256
General Magic Inc.*         6,300           35
Geoworks*                   3,600          134
Global Village
  Communications*           4,600           78
HCIA Inc.*                  2,600          138
HNC Software Inc.           4,400          164
Hyperion Software Corp.     4,800           61
INSO Corp.                  4,200          227
INTERSOLV Inc.*             6,200           68
In Focus Systems, Inc.*     3,400          173
Intergraph Corp.*          14,000          178
Intuit Inc.                 1,200           63
Legato Systems Inc.*        2,900          121
MICROS Systems, Inc.        2,500           70
Maxis Inc.*                 2,800           68
McAfee Associates, Inc.     5,950          365
Medic Computer Systems,
  Inc.*                     3,600          337
Mercury Interactive
  Corp.*                    5,000           68
National Computer
  Systems, Inc.             4,600          101
National Instruments
  Corp.*                    6,100          147
Network Equipment
  Technologies*             6,500          166
Network General Corp.*      7,000          310
Oak Technology             11,400          204
Optical Data Systems,
  Inc.                      4,700          128
PRI Automation Inc.*        1,800           51
PeopleSoft Inc.             1,200           76
Policy Management
  Systems Corp.*            2,000           94
Progress Software Corp.     3,200           51
Quarterdeck Corp.*          7,500          115
Rational Software Corp.
  (New)*                    4,900          261

SchwabFunds(R)
--------------------------------------------------------------------------------

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
Safeguard Scientifics
  Inc.                      4,300     $    288
Seagate Technology,
  Inc.*                     6,232          361
Security Dynamics
  Technology                4,100          344
Sequent Computer
  Systems, Inc.*           10,000          147
Shiva Corp.                 9,200          552
Sierra On-Line Inc.         5,800          228
Softkey International
  Inc.*                     9,200          257
Stac Inc.*                 10,500          118
Stratus Computer Inc.*      6,600          186
Structural Dynamics
  Research Corp.*           8,300          265
System Software
  Associates, Inc.         11,400          270
Systems & Computer
  Technology Corp.*         4,100           60
Tech Data Corp.*           10,500          203
Telxon Corp.                5,200          120
Transaction Systems
  Architects Inc. Class
  A*                        3,800          204
Trident Microsystems
  Inc.*                     4,000           71
Veritas Software Co.        2,300          105
Videoserver Inc.*           3,200          106
Wang Laboratories Inc.
  (New)*                   10,300          243
Wind River Systems Inc.     2,400           94
                                      --------
                                        13,599
                                      --------
BUSINESS SERVICES--12.4%
ABM Industries, Inc.        2,500           85
ABR Information Services
  Inc.                      3,600          227
ADVO Inc.                   5,700           58
Access Health Inc.          3,600          200
Accustaff Inc.             14,800          441
Acxiom Corp.                7,200          197
Affiliated Computer
  Services Inc. Class A*    2,400          114
Alliance Entertainment
  Corp.*                    8,200           50
Alternative Resources
  Corp.                     4,100          147
American Business
  Information, Inc.         7,650          151
American Business
  Products, Inc.            5,200          113
American Management
  Systems, Inc.            12,200          323
American Medical
  Response, Inc.*           6,000          222
Amresco Inc.                8,600          148
Apollo Group, Inc. Class
  A                        10,225          451
Applix Inc.                 2,400           93
Apria Healthcare Group
  Inc.*                    12,600          429
Aspen Technology Inc.*      2,600          144
BISYS Group, Inc.*          6,900          262
Borg-Warner Security
  Corp.*                    6,400           74
Bowne & Co. Inc.            5,000           90

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
Business Records Corp.*     2,200     $     79
CDI Corp.*                  5,500          162
CMG Information Services
  Inc.                      2,400           72
Cambridge Technology
  Partners*                 4,800          323
Camco International Inc.    7,500          267
Catalina Marketing
  Corp.*                    2,900          226
Cerner Corp.                9,900          202
Checkfree Corp.*           11,100          212
Coastal Physician Group
  Inc.*                     6,200           52
Concord EFS Inc.           15,450          516
Copart Inc.*                3,300           90
Corrections Corp. of
  America                   7,600          485
Coventry Corp.*            10,000          195
Culligan Water
  Technologies Inc.*        3,500          118
Dames & Moore Inc.          6,500           71
Data Broadcasting*          8,500           88
DeVRY Inc.                  7,000          261
Dionex Corp.                4,200          155
Electro Rental              3,200           78
Epic Design Technology
  Inc.                      3,600          122
Express Scripts Inc.
  Class A*                  5,200          254
Fair Issac & Co. Inc.       3,600          154
Fleming Companies, Inc.    10,700          147
Franklin Quest Co.*         6,900          186
G&K Services, Inc. Class
  A                         6,350          168
GRC International, Inc.*    2,500           97
Gartner Group Inc. Class
  A (New)                  11,600          399
HBO & Co.                   2,600          309
Health Management
  Systems, Inc.             5,000          131
Healthplan Services
  Corp.*                    3,400           82
Henry Jack & Associates
  Inc.                      3,100           97
Heritage Media Corp.
  Class A (New)*            5,500          211
Hon Industries Inc.         9,400          241
Hunt Manufacturing Co.      4,700           79
ITT Educational Services
  Inc.                      4,950          153
Ideon Group Inc.            8,100          106
Information
  Resources, Inc.*          7,900          114
Inphynet Medical
  Management Inc.*          4,900           91
Integrated Health
  Services Inc.             6,400          176
Integrated Systems Inc.
  Class A                   6,400          182
Interim Services Inc.*      3,800          164
Jacobs Engineering Group
  Inc.*                     9,500          264
Jenny Craig, Inc.*          6,900           83

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
John H. Harland Co.         8,700     $    228
Katz Media Group Inc.*      4,300           63
Keane, Inc.*                5,300          209
Kinder Care Learning
  Centers Inc.*             5,000           72
Kronos, Inc.                2,100           62
Magellan Health Services
  Inc.*                     8,700          187
Mariner Health Group
  Inc.*                     8,300          141
Maxicare Health Plans
  Inc. (New)*               5,200          106
Medpartners/Mullikin
  Inc.*                    15,400          445
Metromedia International
  Group, Inc.*             10,900          147
Molten Metal Technology,
  Inc.*                     6,800          218
Morrison Health Care
  Inc.                      2,958           47
National Auto Credit
  Inc.                      8,250          118
National Data Corp.         6,800          240
National Education
  Corp.*                   11,000          164
National Media Corp.*       4,600           83
Netcom Online
  Communications*           3,500          125
New England Business
  Service, Inc.             4,800           90
Norrell Corp.               3,000          116
Occusystems Inc.*           5,700          166
OrNda Healthcorp*           9,760          268
Orthodontic Centers of
  America Inc.              6,100          239
Owen Healthcare Inc.        4,400           90
PAXAR Corp.                 6,687          116
PHH Corp.                   5,100          290
PSINet Inc.*               11,500          162
Payment Services Inc.       4,600          132
Peak Technologies Group
  Inc.*                     2,500           60
PhyCor Inc.                 6,900          339
Physician Corp. of
  America*                 11,100          165
Physician Reliance
  Network*                  6,000          262
Physicians Computer
  Network*                 11,800          131
Republic Industries
  Inc.*                    15,600          510
Robert Half
  International Inc.*       7,900          454
Rollins, Inc.              10,200          230
Rykoff-Sexton, Inc.         6,250           95
SEI Corp.                   4,700          111
SPS Transaction
  Services, Inc.            8,500          227
Sanifill Inc.*              6,500          282
Scientific Games
  Holdings Corp.            4,400          141
Standard Register Co.       8,100          205
Steris Corp.                5,100          165
Stewart Enterprises Inc.
  Class A                   5,300          242
Sun Healthcare Group
  Inc.*                    14,508          219

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
Synetic Inc.*               5,200     $    181
True North
  Communications            7,000          185
U S Order Inc.*             4,300           87
U.S.A. Waste Services
  Inc.*                    15,407          401
Unifirst Corp.              5,500          132
United Waste Systems,
  Inc.*                     5,500          305
Universal Health
  Services Inc. Class B     4,400          244
Valassis Communications
  Inc.*                    12,600          198
Vencor Inc.*               11,687          394
Volt Information
  Sciences Inc.             3,500          106
Wallace Computer
  Services, Inc.            4,600          272
Western Waste
  Industries*               6,200          241
Zebra Technologies Corp.
  Class A                   7,600          189
                                      --------
                                        22,778
                                      --------
CHEMICAL--2.0%
A. Schulman Inc.           11,262          246
Calgon Carbon Corp.        11,500          144
Cambrex Corp.               2,000           86
Chemed Corp.                3,200          120
Crompton & Knowles Corp.   13,600          209
Cytec Industries Inc.*      4,200          348
Dexter Corp.                7,800          210
Ferro Corp.                 7,700          214
First Mississippi Corp.     6,000          140
Geon Co.                    7,300          193
H.B. Fuller Co.             4,000          131
Lawter International
  Inc.                     13,300          145
Lilly Industrial Inc.
  Class A                   6,950          101
NCH Corp.                   2,400          139
NL Industries Inc. (New)   14,500          208
OM Group Inc.               3,700          140
Petrolite Corp.             3,600          114
Scotts Co. Class A*         7,400          128
Sequa Corp. Class A*        2,600           91
Sterling Chemicals Inc.*   15,200          173
Tredegar Industries Inc.    3,400           94
WD-40 Co.                   2,700          126
Wellman Inc.                9,500          228
                                      --------
                                         3,728
                                      --------
CONSTRUCTION--1.2%
Blount International
  Inc. Class A              5,850          181
Blount International
  Inc. Class B              1,500           47
Calmat Co.                  9,100          158
Centex Construction
  Products Inc.             6,000           86
Del Webb Corp.              4,200           75
Florida Rock Industries,
  Inc.                      3,200           81

SchwabFunds(R)
--------------------------------------------------------------------------------

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
Granite Construction
  Inc.                      4,650     $     92
Insituform Technologies
  Inc. Class A*             7,200           85
Kaufman & Broad Home
  Corp.                     9,200          130
Lone Star Industries,
  Inc. (New)                6,300          226
Medusa Corp.                4,600          135
Oakwood Homes Corp.         6,200          277
Southdown Inc.              6,400          150
Stone & Webster, Inc.       4,200          143
TJ International Inc.       4,900           85
Toll Brothers, Inc.*       10,200          166
Triangle Pacific Corp.
  Delaware*                 4,400           73
U.S. Home Corp. (New)*      3,200           80
                                      --------
                                         2,270
                                      --------
CONSUMER-DURABLE--1.0%
Bassett Furniture
  Industries Inc.           3,600           92
Champion Enterprises
  Inc.                      4,200          160
Chicago Miniature Lamp
  Inc.*                     3,500          142
Ethan Allen Interiors
  Inc.*                     3,700           96
Furniture Brands
  International Inc.*      16,700          165
Harman International
  Industries Inc. (New)     4,575          216
Kimball International
  Inc. Class B              7,000          201
La-Z-Boy Chair Co.          5,000          148
National Presto
  Industries, Inc.          2,300           90
Outboard Marine Corp.       6,400          126
Regal Beloit Corp.          6,000          116
Sturm, Ruger & Co., Inc.    4,000          162
Toro Co.                    3,500          112
                                      --------
                                         1,826
                                      --------
CONSUMER-NONDURABLE--2.0%
3DO Co.*                    7,100           64
A.T. Cross Co. Class A      5,800           87
Acclaim Entertainment
  Inc.*                    14,000          144
American Greetings Corp.
  Class A                     200            6
Applebee's
  International, Inc.       9,100          239
Buffets Inc.*               9,900          138
CKE Restaurants Inc.        5,000           99
CML Group, Inc.            11,350           51
Department 56 Inc.*         6,300          157
Foxmeyer Health Corp.       5,473          107
Gibson Greetings, Inc.      4,400           62
IHOP Corp. (New)*           3,200           91
International Dairy
  Queen Inc. Class A*       6,600          141
Landry's Seafood
  Restaurants, Inc.         5,100          122
Luby's Cafeterias, Inc.     6,500          156

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
Mafco Consolidated Group
  Inc.*                     6,300     $    113
Mikasa Inc. Class B*        6,900           82
Mohawk Industries Inc.*     9,400          136
Papa John's
  International, Inc.       5,100          251
Rexall Sundown, Inc.        8,700          250
Ruby Tuesday Inc.           4,437           90
Russ Berrie & Co. Inc.      8,500          136
Ryan's Family Steak
  Houses Inc.*             21,100          206
Sbarro, Inc.                8,000          210
Shoney's Inc.*             12,700          141
Sonic Corp.                 3,400           65
Toy Biz Inc. Class A*       5,300          108
Zenith Electronics
  Corp.*                   17,200          161
                                      --------
                                         3,613
                                      --------
CONTAINERS--0.4%
ACX Technologies Inc.       7,400          143
Ball Corp.                  8,900          277
Gaylord Container Corp.
  Class A*                 16,400          168
Greif Brothers Corp.
  Class A                   7,000          184
                                      --------
                                           772
                                      --------
ELECTRONICS--4.9%
AMETEK, Inc.                9,800          189
Allen Group Inc.            8,600          213
Alliance Semiconductor
  Corp.                    10,000          106
Altera Corp.                3,000          158
Altron Inc.                 2,500           80
Augat Inc.                  6,200          119
Aura Systems, Inc.*        14,800           76
Belden Inc.                12,300          366
Burr Brown                  4,200           80
Cable Design
  Technologies Corp.        5,100          167
Cadence Design Systems
  Inc.                      2,700          141
Checkpoint Systems Inc.    11,400          341
CopyTele Inc.*              7,000           84
Cyrix Corp.*                6,000          184
DII Group Inc.*             2,100           72
DSP Communications Inc.     5,600          223
Dallas Semiconductor
  Corp.                     9,500          185
Electro Scientific
  Industries Inc.*          3,200           77
Electroglas Inc.            5,600          110
FORE Systems, Inc.          2,900          229
FSI International Inc.      6,400           93
Fluke Corp.                 2,800          108
Gerber Scientific Inc.      7,100          120
Hadco Corp.*                3,400          104
ITI Technologies Inc.*      2,400           66
Identix Inc.*               6,300           75
Integrated Process
  Equipment Corp.*          4,600          121

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
Integrated Silicon
  Solution*                 4,400     $     73
Integrated Systems
  Consulting Group
  (Rights exp. 5/22/96)*      717           13
International Rectifier
  Corp.                    10,400          234
Itron, Inc.*                3,600          211
Kent Electronics Corp.      7,100          299
Kulicke & Soffa
  Industries Inc.           6,000          113
LTX Corp.*                 10,700          104
Lattice Semiconductor
  Corp.*                    6,400          209
Littlefuse, Inc.*           3,400          128
Logicon, Inc.               4,700          140
Macromedia Inc.             8,900          335
Marshall Industries*        5,400          172
Maxim Integrated
  Products Inc.             4,200          145
Methode Electronics Inc.
  Class A                   9,550          158
Osmonics, Inc.*             3,500           73
Pacific Scientific Co.      3,000           59
Park Electrochemical
  Corp.                     3,600           90
Pioneer Standard
  Electronics Inc.          6,525          106
Rexel Inc.*                 7,000           94
S3 Inc.                    14,200          202
SCI Systems, Inc.*          7,300          313
Sanmina Corp.               5,600          197
Silicon Valley Group
  Inc.*                     8,200          218
Siliconix Inc. (New)*       2,500           73
Unitrode Corp.*             4,300          116
VLSI Technology, Inc.*     16,200          282
VeriFone, Inc.*             7,000          294
Vicor Corp.                13,100          199
Watkins-Johnson Co.         2,500           84
Wyle Electronics            4,400          184
Zilog Inc.*                 5,900          222
                                      --------
                                         9,027
                                      --------
ENERGY-DEVELOPMENT--3.4%
Amcol International
  Corp.                     5,300           61
Ashland Coal, Inc.          4,000           93
BJ Services Co.*            8,400          322
Benton Oil & Gas Co.*       7,800          137
Cabot Oil & Gas Corp.
  Class A                   6,600          109
Chesapeake Energy Corp.     5,400          382
Devon Energy Corp.          6,900          176
Energy Ventures, Inc.*      5,000          150
Falcon Drilling Inc.*       8,600          233
Global Industrial
  Technologies Inc.*        6,800          125
Global Natural Resources
  Inc.*                     8,400          122
Helmerich & Payne Inc.      7,900          291
Landmark Graphics Corp.*    5,300          103
Louis Dreyfus Natural
  Gas Corp.*               11,400          145
MAXXAM Inc.*                2,300          105
Newfield Exploration
  Co.*                      5,900          202

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
Nuevo Energy Co.*           4,300     $    121
Parker & Parsley
  Petroleum Co.            10,000          246
Parker Drilling Co.*       21,100          161
Phoenix Resource Cos.,
  Inc. (New)                4,700          120
Pride Petroleum Services
  Inc.*                     7,500          124
Production Operators
  Corp.                     3,200          108
Reading & Bates Corp.
  (New)*                   20,600          505
Rowan Cos. Inc.*           25,200          372
Seitel, Inc. (New)*         2,100           58
Solv-Ex Corp.*              6,100           86
Sonat Offshore Drilling
  Inc.                      6,700          368
Tom Brown Inc. (New)*       5,800           91
United Meridian Corp.*      8,100          251
Varco International
  Inc.*                     9,900          165
Vintage Petroleum Inc.      7,700          188
Weatherford Enterra
  Inc.*                    14,054          495
Zeigler Coal Holding Co.    8,000          118
                                      --------
                                         6,333
                                      --------
FOOD-AGRICULTURE--2.3%
AG Chemical Equipment
  Inc.                      2,700           44
AGCO Corp.                 12,300          311
Bob Evans Farms, Inc.      12,900          204
Chiquita Brands
  International Inc.       15,000          219
Coca-Cola Bottling Co.      3,000          101
Delta & Pine Land Co.       5,698          254
Dimon Inc.                 12,100          206
Dreyers Grand Ice Cream
  Inc.                      3,300          113
Farmer Brothers Co.           500           68
Flowers Industries, Inc.   17,650          236
Hudson Foods Inc. Class
  A                         9,350          124
International Multifoods
  Corp.                     5,100           96
Interstate Bakeries
  Corp. (New)              11,100          264
J.M. Smucker Co. Class A    8,900          188
J.M. Smucker Co. Class B
  (Non Voting)              3,500           70
JP Foodservice, Inc.*       4,100           90
Lance Inc.                  9,200          145
Mississippi Chemical
  Corp. (New)               7,000          142
Mycogen Corp.*              8,500          149
Ralcorp Holdings, Inc.*     9,666          213
Richfood Holdings Inc.      9,700          317
Savannah Foods &
  Industries Inc.           7,400           80
Seaboard Corp.                500          108
Smithfield Foods Inc.*      6,200          184
Terra Industries Inc.      14,700          193
WLR Foods, Inc.             4,950           60
                                      --------
                                         4,179
                                      --------

SchwabFunds(R)
--------------------------------------------------------------------------------

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
GOLD--0.3%
Battle Mountain Gold Co.   22,900     $    203
FMC Gold Co.               21,000          134
FirstMiss Gold Inc.*        7,571          234
                                      --------
                                           571
                                      --------
HEALTHCARE--9.5%
Acuson*                     8,600          163
Advanced Technology
  Laboratories, Inc.*       4,500          146
Advanced Tissue Sciences
  Inc.*                    11,300          192
Agouron Pharmaceuticals
  Inc.*                     3,000          122
Alliance Pharmaceutical
  Corp.*                    8,000          146
Alpharma, Inc. Class A      6,300          154
Amsco International,
  Inc.*                    10,700          155
Ballard Medical Products    9,900          197
Benson Eyecare Corp.*       8,700           79
Bio Rad Laboratories
  Inc. Class A*             2,700          126
Block Drug Inc. Class A     6,105          227
Boston Scientific Corp.*    6,583          284
CNS, Inc.                   5,100          100
Cardinal Health Inc.        1,492           94
Carrington Laboratories
  Inc.*                     2,200           62
Carter Wallace Inc.        13,500          213
Chantal Pharmaceutical
  Corp. (New)*              4,600           31
Cognex Corp.                7,800          207
Community Health Systems
  Inc.*                     5,700          247
Community Psychiatric
  Centers                  13,100          121
Conmed Corp.                2,900           87
Copley Pharmaceutical
  Inc.*                     4,764           73
Cygnus Therapeutic
  Systems, Inc.*            6,000          129
Daig Corp.                  5,000          117
Datascope Corp.*            5,200           92
Diagnostic Products
  Corp.                     4,300          180
Enzo Biochem Inc.           5,775          106
Fresenius U.S.A. Inc.*      6,700          134
Genesis Health Ventures,
  Inc.                      6,900          204
Gilead Sciences Inc.*       8,500          261
GranCare, Inc.*             6,100          110
Gulf South Medical
  Supply Inc.               4,000          164
Haemonetics Corp.*          9,700          187
HealthSouth
  Rehabilitation Corp.     12,488          464
Herbalife International
  Inc.                      7,900          109
Human Genome Sciences
  Inc.*                     5,700          227
I-Stat Corp.*               4,100          119
ICN Pharmaceuticals,
  Inc.                      9,301          209
IDEXX Laboratories Inc.     6,800          303
Immulogic Pharmaceutical
  Corp.*                    6,000           66

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
Immunex Corp. (New)*       11,800     $    185
Interneuron
  Pharmaceuticals*         10,100          395
Invacare Corp.              8,400          216
Isis Pharmaceuticals*       8,000          101
Isolyser Inc.               9,100          159
Kinetic Concepts Inc.      13,400          199
Life Technologies, Inc.
  (New)                     5,100          145
Ligand Pharmaceuticals
  Inc. Class B              8,200          121
Lincare Holdings Inc.*      8,200          318
Liposome Inc.*              8,500          209
Living Centers of
  America*                  6,200          229
Medimmune Inc.*             5,900           99
Medisense Inc.*             5,000          224
Mentor Corp.                6,800          159
Multicare Cos. Inc.         5,200          148
Natures Sunshine
  Products Inc.             5,500          136
Nellcor Puritan Bennett
  Inc.*                     7,496          367
Neoprobe Corp.*             4,500           78
Neurogen Corp.*             4,300          121
Nexstar Pharmaceuticals
  Inc.*                     7,400          181
North American Vaccine
  Inc.*                     9,400          194
Novacare Inc.*             19,080          138
Omnicare Inc.               6,600          396
Organogenesis Inc.          4,200           74
Owens & Minor Inc. (New)    8,700          117
PDT Inc.                    3,400          162
PHP Healthcare Corp.        3,000           92
PLC Systems Inc.*           5,200          155
Patterson Dental Co.*       4,950          149
Physician Sales &
  Service Inc.             10,600          290
Physicians Health
  Services, Inc. Class
  A*                        3,000           98
Protein Design Labs,
  Inc.*                     4,800          127
Pyxis Corp.*               10,700          272
Quintiles Transnational
  Corp.                     6,100          446
Regeneron
  Pharmaceuticals Inc.*     7,600          108
Renal Treatment Centers
  Inc.                      6,800          197
Research Medical Inc.*      2,600           65
Respironics Inc.            5,100          110
RoTech Medical Corp.        4,000          166
Roberts Pharmaceutical
  Corp.*                    5,700          107
Salick Health Care,
  Inc.*                     3,600          137
Sepracor Inc.*              6,300           88
Sequus Pharmaceuticals
  Inc.*                     7,700          135
Sofamor/Danek Group
  Inc.*                     7,000          229
Sola International Inc.*    6,300          206

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
Somatogen Inc.*             7,400     $    123
SpaceLabs Medical Inc.*     2,800           63
Summit Technology Inc.      7,650          137
Sunrise Medical Inc.*       4,300           78
Target Therapeutics Inc.    4,300          233
Tecnol Medical Products
  Inc.*                     6,100          120
Thermedics Inc.*            8,200          248
Thermo Cardiosystems
  Inc.                      4,700          334
Thermotrex Corp.*           5,700          299
Ventritex Inc.*             7,000          109
Vertex Pharmaceuticals
  Inc.*                     4,800          142
VISX Inc.*                  4,900          167
Vital Signs Inc.            4,400           93
Vivra Inc.                  8,850          280
Vivus*                      4,400          133
Watson Pharmaceuticals
  Inc.*                     9,356          447
West Co Inc.                5,300          121
                                      --------
                                        17,582
                                      --------
HOUSEHOLD PRODUCTS--0.3%
Bush Boake Allen Inc.*      5,600          151
Church & Dwight Inc.        6,100          134
Libbey Inc.                 4,300          100
Playtex Products Inc.*     18,800          165
                                      --------
                                           550
                                      --------
IMAGING & PHOTO--0.7%
Avid Technology, Inc.*      6,500          126
BMC Industries, Inc.        8,200          219
C-Cube Microsystems,
  Inc.                      9,400          463
Chyron Corp.*              24,200           97
Circon Corp.*               3,200           47
OIS Optical Imaging
  Systems Inc.*            27,400          110
Photronic, Inc.             2,950           78
Robotic Vision Systems
  Inc.*                     4,100           70
Ultratech Stepper Inc.      5,900          153
                                      --------
                                         1,363
                                      --------
INSURANCE--5.2%
Acordia, Inc.               4,300          137
Alexander & Alexander
  Services                 12,500          236
Alfa Corp.                 11,700          152
Allied Group Inc.           2,600           93
American Annuity Group,
  Inc.                     12,350          154
American Bankers
  Insurance Group, Inc.     5,800          228
American Heritage Life
  Investment Corp.          5,200          121
American Travellers
  Corp.                     3,900           77
Argonaut Group, Inc.        7,700          241
Arthur J. Gallagher &
  Co.                       4,500          146
CMAC Investment Corp.       3,800          213
Capital Re Corp.            5,400          203
Capitol American
  Financial Corp.           6,500          157
Capsure Holdings Corp.*     4,200           74

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
Citizens Corp.             10,800          211
Commerce Group Inc.        10,600     $    212
Compdent Corp.*             3,500          154
Crawford & Co. Class A      4,300           70
Crawford & Co. Class B      9,900          161
Delphi Financial Group,
  Inc. Class A*             6,000          167
E.W. Blanch Holdings
  Inc.                      3,500           72
Enhance Financial
  Services Group Inc.       7,100          193
Executive Risk Inc.         3,100           96
Financial Security
  Assured Holdings Ltd.     7,700          208
Foremost Corp. of
  America                   3,400          182
Fremont General Corp.       7,620          191
Frontier Insurance
  Group, Inc.               4,250          137
GAINSCO, Inc.               6,000           70
HCC Insurance Holdings,
  Inc.                      3,900          228
Harleysville Group Inc.     4,600          127
Home Beneficial Corp.
  Class B                   4,400          114
Horace Mann Educators
  Corp. (New)               6,500          214
Integon Corp.               3,900           75
John Alden Financial
  Corp.                     8,200          160
Kansas City Life
  Insurance Co.             1,600           88
Liberty Corp.               6,300          200
Life Partners Group Inc.    7,900          165
Life Re Corp.               4,400          131
MAIC Holdings Inc.          2,572           84
Markel Corp.*               2,300          189
NAC Re Corp.                5,900          193
National Re Corp.           5,500          195
Nymagic Inc.                2,000           37
Orion Capital Corp.         4,400          195
Oxford Health Plans Inc.    4,400          223
Penncorp Financial Group
  Inc.                      7,900          242
Presidential Life Corp.     9,800           96
Reinsurance Group of
  America Inc.              6,600          274
Selective Insurance
  Group, Inc.               4,400          139
Sierra Health Services
  Inc.*                     5,800          191
State Auto Financial
  Corp.                     3,100           75
Trenwick Group Inc.         2,300          111
United Companies
  Financial Corp.           9,040          290
United Dental Care Inc.*    2,300           91
United Insurance
  Companies, Inc.          11,100          236
United Wisconsin
  Services, Inc.            4,000           89
Vesta Insurance Group
  Inc.                      6,750          217
W.R. Berkley Corp.          5,900          254

SchwabFunds(R)
--------------------------------------------------------------------------------

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
Washington National
  Corp.                     4,900     $    135
Zenith National
  Insurance Corp.           5,500          138
                                      --------
                                         9,552
                                      --------
MEDIA--3.2%
AMC Entertainment Inc.*     4,700          122
BET Holdings, Inc. Class
  A*                        3,100           91
Cablevision Systems
  Corp. Class A*            3,500          175
Carmike Cinemas Inc.*       2,500           67
Central Newspapers Inc.
  Class A                   7,500          273
Century Communications
  Corp. Class A*           22,637          219
Citicasters Inc.            5,600          168
Clear Channel
  Communications              950           64
Emmis Broadcasting Corp.
  Class A*                  2,800          121
Evergreen Media*            5,500          218
GC Companies Inc.*          2,380           86
Harte Hanks
  Communications (New)      8,500          201
Heartland Wireless
  Communications, Inc.*     4,500          126
Houghton Mifflin Co.        4,500          209
Interdigital Commerce
  Corp.*                   11,700           97
International Cabletel
  Inc.                      9,333          275
International Family
  Entertainment Inc.
  Class B                  13,125          200
Jacor Communications
  Inc.*                     5,600          120
John Wiley & Son, Inc.
  Class A                   5,800          200
McClatchy Newspapers
  Inc. Class A              8,400          204
Media General, Inc.
  Class A                   7,800          300
Meredith Corp.              6,800          309
Movie Gallery Inc.*         3,000           93
New World Communications
  Class A*                  8,000          150
Oak Industries Inc.*        4,500          122
Paxson Communications
  Corp.                     8,000          119
Pulitzer Publishing Co.     5,325          304
Regal Cinemas, Inc.         5,800          237
Renaissance
  Communications Corp.      8,400          232
Silver King
  Communications Inc.*      1,800           53
TCA Cable TV Inc.           7,000          206
United International
  Holdings Inc. Class A*    7,200          104
United Television Inc.      2,600          230

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
Westcott Communications
  Inc.*                     5,500     $    117
Westwood One Inc.*          8,900          157
                                      --------
                                         5,969
                                      --------
MISCELLANEOUS FINANCE--3.3%
1st Source Corp.            3,184           72
AMCORE Financial, Inc.      4,100           83
Aames Financial Corp.       2,500          110
Alex Brown Inc.             4,500          244
Americredit Corp.*          9,000          129
Astoria Financial Corp.     4,000          214
Bok Financial Corp.
  (New)                     6,050          126
Cal-Federal Bancorp
  Inc.*                    14,600          261
California Federal Bank*      960            7
Coast Savings Financial
  Inc.*                     5,600          174
Collective Bancorp Inc.     6,400          155
Commercial Federal Corp.    4,800          184
Downey Financial Corp.      5,515          119
Eaton Vance Corp. (Non
  Voting)                   3,500          108
First American Financial
  Corp.                     3,600           99
First Financial Corp.       8,400          198
Fund American
  Enterprises Holdings,
  Inc.                      2,709          207
Glendale Federal Bank
  (FSB) (New)*             12,000          210
Great Financial Corp.       4,700          129
Home Financial Corp.        6,700           94
Inter-Regional Financial
  Group, Inc.               3,650           80
Interpool Inc.              5,600          101
JSB Financial, Inc.         2,800           95
Leader Financial Corp.      3,500          155
Legg Mason, Inc.            4,500          129
Money Store Inc.           16,575          421
Morgan Keegan, Inc.         5,500           67
North American Mortgage
  Co.                       3,800           64
Olympic Financial Ltd.*     6,600          147
Peoples Heritage
  Financial Group, Inc.     4,900          103
Pioneer Group Inc.          7,300          193
Quick & Reilly Group,
  Inc.                      7,080          216
RCSB Financial Inc.         3,600           85
Raymond James Financial
  Inc.                      5,600          127
Roosevelt Financial
  Group Inc.               11,400          219
Sovereign Bancorp Inc.     13,312          148
St. Paul Bancorp Inc.       6,000          146
Standard Financial Inc.     4,300           64
Student Loan Corp.          6,000          215
Value Line, Inc.            3,300          115
WFS Financial Inc.*         7,300          146
Westcorp Inc.               8,096          159
                                      --------
                                         6,118
                                      --------

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
MOTOR VEHICLE--1.4%
A.O. Smith Corp. Class B    6,600     $    152
Arctco, Inc.                8,150           79
Arvin Industries, Inc.      7,300          164
Borg Warner Automotive
  Inc.                      7,400          282
Breed Technologies Inc.     9,800          211
Detroit Diesel Corp.*       8,900          170
Federal Mogul Corp.        10,300          196
Gentex Corp.*               5,000          197
Hayes Wheels
  International Inc.        5,400          164
Mascotech Inc.             16,500          217
Modine Manufacturing Co.    9,000          248
Standard Products Co.       5,100          129
Superior Industries
  International, Inc.       8,700          238
Titan Wheel
  International Inc.        7,225          117
                                      --------
                                         2,564
                                      --------
NON-FERROUS--0.8%
A.M. Castle & Co.           3,000          101
Brush Wellman Inc.          4,000           75
Coeur d'Alene Mines
  Corp.                     6,000          119
Commercial Metals Co.       5,233          157
Hecla Mining Co.*          15,400          119
Imco Recycling Inc.         3,200           70
Minerals Technologies
  Inc.                      6,500          250
Mueller Industries Inc.     5,600          225
Stillwater Mining Co.*      6,000          143
Sunshine Mining &
  Refining Co.*            53,700           87
Wolverine Tube Inc.*        3,800          140
                                      --------
                                         1,486
                                      --------
OIL-DOMESTIC--0.8%
Barrett Resources Corp.*    6,900          191
Cross Timbers Oil Co.       4,900           98
Diamond Shamrock Inc.       9,000          305
Pogo Producing Co.          9,000          325
Quaker State Corp.          9,900          156
Smith International
  Inc.*                    10,100          300
Snyder Oil Corp.            8,200           74
                                      --------
                                         1,449
                                      --------
PAPER--1.0%
Caraustar Industries
  Inc.                      7,600          191
Chesapeake Corp.            7,700          222
Longview Fibre Co.         14,700          259
P.H. Glatfelter Co.        12,700          211
Rock Tennessee Co. Class
  A                         9,000          158
Shorewood Packaging
  Corp.*                    6,100          105
Thermo Fibertek Inc.       16,050          367
Wausau Paper Mills Co.     11,320          260
                                      --------
                                         1,773
                                      --------

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
PRODUCER GOODS-MANUFACTURING--7.0%
Albany International
  Corp. Class A (New)       9,000     $    194
American Financial
  Enterprises Inc.          3,500           85
Applied Power Inc. Class
  A                         4,600          144
AptarGroup, Inc.            5,500          207
BT Office Products
  International Inc.*      10,200          177
BW/IP Holding, Inc.
  Class A                   6,900          143
Baldor Electric Co.         8,540          185
Barnes Group Inc.           1,600           74
Bearings Inc. (New)         3,700          118
Blyth Industries Inc.       7,200          286
Boise Cascade Office
  Products Corp.            7,600          595
Clarcor Inc.                5,000           99
Coherent Inc.*              3,400          183
Collins & Aikman Corp.*    20,700          145
Commercial Intertech
  Corp.                     4,950           94
Corporate Express, Inc.     5,400          202
Credence Systems Corp.      6,750          146
Donaldson Inc.              7,000          184
Duriron Inc.                6,900          181
Fisher Scientific
  International, Inc.       4,700          176
General Binding Corp.       5,000          115
Giddings & Lewis Inc.       9,900          183
Goulds Pumps Inc.           6,400          150
Graco Inc.                  5,475          110
Greenfield Industries
  Inc.                      5,200          197
Griffon Corp.*              7,600           68
Harnischfeger Industries
  Corp.                     4,369          177
Helix Technology Corp.      3,300          124
Herman Miller Inc.          7,100          218
IDEX Corp.                  5,650          222
Insilco Corp.*              3,200          111
Interface Inc. Class A      4,400           57
Intermagnetics General
  Corp.                     4,300           69
Ionics Inc.                 4,200          202
JLG Industries Inc.         4,200          230
Juno Lighting Inc.          5,600           83
Kaydon Corp.                5,100          203
Kennametal Inc.             8,900          337
Keystone International
  Inc.                     10,100          221
Lawson Products, Inc.       3,900           90
Lincoln Electric Co.        2,600           70
Lincoln Electric Co.
  Class A (Non Voting)      7,100          201
Lydall Inc.                 5,800          136
Measurex Corp.              4,600          133
Mine Safety Appliances
  Co.                       1,600           71
Myers Industry Inc.         5,450           99
NN Ball & Roller, Inc.      4,400          110

SchwabFunds(R)
--------------------------------------------------------------------------------

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
Navistar International
  Corp.*                   20,550     $    247
Nu-Kote Holding Inc.
  Class A                   5,900          105
Precision Castparts
  Corp.                     5,800          252
Presstek Inc.               4,350          604
Roper Industries            4,400          207
SPS Technologies, Inc.      1,500           98
Standex International
  Corp.                     4,000          108
Stewart & Stevenson
  Services, Inc.           10,400          307
TRINOVA Corp.               8,600          303
Teleflex Inc.               6,150          285
Tencor Instruments         10,000          247
Texas Industries Inc.       3,600          230
TriMas Corp.               10,800          255
Triarc Cos., Inc. Class
  A*                        8,900          112
U.S. Filter Corp. (New)     8,300          255
UNR Industries, Inc.       14,600          135
Valhi, Inc. (New)          31,200          203
Valmont Industries, Inc.    4,500          145
WMS Industries Inc.*        7,000          127
Watts Industries Inc.
  Class A                   9,000          185
Westinghouse Air Brake
  Co. (New)                 8,700          123
Westpoint Stevens Inc.
  Class A                  10,100          213
Wyman Gordon Co.*           9,900          181
X-Rite, Inc.                6,000          105
Zero Corp.                  3,600           65
Zurn Industries, Inc.       5,000          102
                                      --------
                                        12,804
                                      --------
RAILROAD--0.1%
Florida East Coast
  Industry Inc.             2,900          258
                                      --------
REAL PROPERTY--0.4%
Avatar Holdings, Inc.*      2,400           94
Catellus Development
  Corp.*                   28,300          258
Forest City Enterprises,
  Inc. Class A              3,100          117
Insignia Financial Group
  Class A (New)             8,400          185
Price Enterprises Inc.      6,800          109
                                      --------
                                           763
                                      --------
RETAIL--5.0%
Arbor Drugs, Inc.           6,700          137
Best Buy Co., Inc.*        12,100          233
Blair Corp.                 3,100           81
Bruno's Inc. (New)*           402            5
Burlington Coat Factory
  Warehouse*               10,900          119
CDW Computer
  Centers Inc.*             4,300          332
Carson Pirie Scott &
  Co.*                      5,200          126
Casey's General Stores
  Inc.                      8,300          179
Charming Shoppes Inc.      28,900          186
Circle K Corp.*             7,800          244
Claire's Stores Inc.        9,300          202

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
CompUSA Inc.               12,200     $    422
Consolidated Stores
  Corp.*                    6,100          220
Dollar Tree Stores Inc.     7,350          246
Duty Free International
  Inc.                      6,800           91
Family Dollar Stores,
  Inc.                     17,300          264
Fingerhut Companies,
  Inc.                     13,100          167
Fred Meyer Inc.*            8,500          244
Gymboree Corp.*             7,500          195
Hollywood Entertainment
  Corp.                    10,400          170
Home Shopping Network,
  Inc.*                    25,600          301
Just for Feet Inc.          5,350          256
Lands' End, Inc.*          10,000          198
MacFrugals Bargains-
  Close-Out*                8,000          107
Michaels Stores Inc.*       5,600          103
Petco Animal Supplies
  Inc.                      6,300          183
Pier 1 Imports Inc.        11,745          157
Proffitt's, Inc.*           6,000          197
Quality Food Centers,
  Inc.                      4,600          121
Regis Corp.                 3,500          129
Ross Stores Inc.            7,800          270
Ruddick Corp.              13,200          175
Service Merchandise Co.
  Inc.*                    28,562          136
Shopko Stores Inc.         12,800          198
Smart & Final Inc.          6,300          143
Smith's Food & Drug
  Centers, Inc. Class B     6,700          168
Sotheby's Holdings, Inc.
  Class A                  17,000          240
Spiegel, Inc. Class A
  (Non Voting)             32,600          326
Sports Authority Inc.*      6,100          181
Stanhome Inc.               5,700          168
Stein Mart Inc.*            6,300          100
Strawbridge & Clothier
  Class A                   2,800           52
Sunglass Hut
  International Inc.        9,600          283
Tiffany & Co. (New)         5,100          333
United Stationers Inc.      7,980          181
Vitalink Pharmacy
  Services, Inc.*           3,600           81
Waban Inc.*                 9,400          230
Williams-Sonoma Inc.*       7,400          185
Zale Corp. (New)*           9,500          179
                                      --------
                                         9,244
                                      --------
STEEL--1.0%
Armco Inc.*                30,400          171
Birmingham Steel Corp.      8,300          133
Carpenter Technology
  Corp.                     4,700          177
Chaparral Steel Co.         8,000          121
Cleveland Cliffs Inc.       3,700          154
Intermet Corp.*             9,200          135
J & L Specialty Steel
  Inc.                     12,000          218
Lukens Inc.                 4,150          109

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
National Steel Corp.
  Class B*                 11,700     $    159
Oregon Steel Mills Inc.     6,300          100
Quanex Corp.                4,000           88
Rouge Steel Co. Class A     3,500           78
WHX Corp.*                 11,700          135
                                      --------
                                         1,778
                                      --------
TELEPHONE--3.3%
American Mobile
  Satellite Corp.*          7,300          141
Andrew Corp.                1,912           92
Antec Corp.*                6,900          105
Arch Communications
  Group, Inc.*              5,600          133
Aspect
  Telecommunications
  Corp.                     6,600          380
Associated Group Inc.
  Class A*                  5,600          156
Boston Technology Inc.
  (New)*                    8,400          147
C-TEC Corp.                 8,300          248
California Microwave*       4,700           86
Cellstar Corp.*             6,200           58
Centennial Cellular
  Corp. Class A*            4,300           70
Cidco Inc.*                 4,300          153
Coherent Communications
  Systems Corp.             4,000           76
Colonial Data
  Technologies*             4,500          102
Comnet Cellular Inc.*       4,700          156
Echostar Communications
  Corp. Class A*            3,500          116
General Datacom
  Industries Inc.*          5,000           69
Geotek Communications
  Inc.*                    14,900          156
InterVoice, Inc.*           4,400          123
LCI International Inc.     16,200          421
Lincoln
  Telecommunications       11,400          192
Microcom Inc.*              4,800          118
Midcom Communications
  Inc.*                     4,100           30
Mobilemedia Corp. Class
  A*                        8,000          159
Octel Communications
  Corp.                     7,200          324
P-Com Inc.                  5,200          130
Pairgain Technologies
  Inc.*                     4,400          421
PictureTel Corp. (New)      6,600          224
Plantronics, Inc. (New)*    2,300           92
Stratacom Inc.              2,800          146
U.S. Robotics, Inc.         6,800        1,065
Vanguard Cellular
  Systems, Inc. Class A*   12,550          270
                                      --------
                                         6,159
                                      --------

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
TRANSPORTATION-
  MISCELLANEOUS--2.0%
Air Express
  International Corp.       5,100     $    142
Airbourne Freight Corp.     6,100          161
Amerco Inc.*               10,500          233
American Freightways
  Corp.*                    8,800          134
American President
  Companies, Ltd.           7,100          170
Arnold Industries Inc.      7,400          118
Expeditores
  International of
  Washington Inc.           3,900          115
Greyhound Lines Inc.       12,400           44
Harper Group, Inc.          5,000           96
Heartland Express, Inc.     5,864          173
J.B. Hunt Transport
  Services Inc.            11,850          244
Kirby Corp.*                7,800          137
Landstar Systems, Inc.*     3,700          103
M.S. Carriers, Inc.*        4,000           77
NACCO Industries, Inc.
  Class A                   3,300          208
Overseas Shipholding
  Group                    11,200          225
Rollins Truck Leasing
  Corp.                    11,900          129
Shurgard Storage Centers
  Inc. Class A              6,800          174
Swift Transportation
  Inc.                      7,500          143
TNT Freightways Corp.       6,700          151
Wabash National Corp.       4,900           97
Werner Enterprises Inc.     7,300          180
XTRA Corp.                  5,200          237
Yellow Corp.                8,600          105
                                      --------
                                         3,596
                                      --------
TRAVEL & RECREATION--1.7%
Anchor Gaming*              3,800          168
Anthony Industries, Inc.    6,415          183
Aztar Corp.*               10,400          101
Bally Entertainment
  Corp.                    13,600          284
Boyd Gaming Corp.*         16,200          227
Doubletree Corp.*           5,800          185
Grand Casinos Inc.          6,900          223
Marcus Corp.                5,550          155
Players International
  Inc.                      8,900          101
Polaris Industries Inc.     8,200          286
Primadonna Resorts Inc.*    8,900          170
Prime Hospitality Corp.*    8,900          135
Rio Hotel & Casino Inc.*    6,100          110
Showboat, Inc.              5,300          170
Speedway Motorsports,
  Inc.                     11,000          294
Station Casinos Inc.*      10,300          135
Stratosphere Corp.*        16,700          183
Topps Inc.                 12,200           71
                                      --------
                                         3,181
                                      --------

SchwabFunds(R)
--------------------------------------------------------------------------------

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
UTILITIES--4.1%
Aquila Gas Pipeline
  Corp.                     8,800     $    122
Atmos Energy Corp.          4,000           99
Bay State Gas Co.           4,200          117
Black Hills Corp.           4,400          110
Central Hudson Gas &
  Electric Corp.            5,300          154
Central Louisiana
  Electric Co. (New)        6,200          159
Central Maine Power Co.     9,400          134
Cilcorp Inc.                4,000          173
Commonwealth Energy
  System (Shares of
  Beneficial Interest)      3,600          165
Destec Energy, Inc.*       16,000          188
Eastern Enterprises         6,300          226
Eastern Utilities
  Association               6,000          122
Empire District Electric
  Co.                       4,400           80
Energen Corp.               2,800           64
IES Industries Inc.         8,300          220
Indiana Energy Inc.         6,700          160
Interstate Power Co.        3,000           92
K N Energy Inc.             8,668          277
Laclede Gas Co.             5,300          125
MDU Resources Group,
  Inc.                      8,200          179
Madison Gas & Electric
  Co.                       5,400          132
New Jersey Resources
  Corp.                     5,400          153
Northwest Natural Gas
  Co.                       4,500          147
Northwestern Public
  Service Co.               2,400           67
Oneok Inc.                  7,900          203
Orange & Rockland
  Utilities, Inc.           4,600          157
Otter Tail Power Co.        3,500          128
Philadelphia Suburban
  Corp.                     3,300           77
Piedmont Natural Gas
  Inc.                      9,400          203
Primark Corp.*              6,600          234
Public Service Co. of
  New Mexico               12,000          210
Public Service Co. of
  North Carolina Inc.       6,000           97
Seagull Energy Corp.*      11,100          271
Sierra Pacific Resources    8,500          206
Sig Corp.                   4,966          166
South Jersey Industries
  Inc.                      2,800           65
Southern Union Co. (New)    4,133           91

                         Number        Value
                        of Shares      (000s)
                        ---------     --------
Southwest Gas Corp.         6,900     $    115
Southwestern Energy Co.     6,900           96
Tejas Gas Corp.             3,630          182
Thermo Ecotek Corp.         4,200           99
Tuscon Electric Power
  Co.*                     47,100          135
UGI Corp. (New)             9,800          219
United Illuminating Co.     4,400          160
United Water Resources
  Inc.                      9,300          116
WPS Resources Corp.         7,000          221
Washington Energy Co.       7,100          138
Western Gas Resources
  Inc.                      7,500          111
Wicor Inc.                  5,700          196
Williams Cos. Inc.            206           11
Yankee Energy System,
  Inc.                      3,900           85
                                      --------
                                         7,457
                                      --------
TOTAL COMMON STOCK
  (Cost $142,852)                      181,721
                                      --------
                        Maturity
                         (000s)
                        ---------
CASH EQUIVALENTS--1.1%
REPURCHASE AGREEMENT--1.1%
State Street Bank 4.75%
  Dated 04/30/96
  Due 05/01/96
  Collateralized By:
  U.S. Treasury Note
  $2,100,000 Par; 8.00%
  Due 10/15/96          $   1,990        1,990
                                      --------
TOTAL CASH EQUIVALENTS
  (Cost $1,990)                          1,990
                                      --------
TOTAL INVESTMENTS -- 99.7%
  (Cost $144,842)                      183,711
                                      --------
OTHER ASSETS AND
  LIABILITIES--0.3%
  Other Assets                             860
  Liabilities                             (257)
                                      --------
                                           603
                                      --------
NET ASSETS--100.0%
Applicable to 13,423,537
  outstanding $0.00001
  par value shares
  (unlimited shares authorized)       $184,314
                                      ========
NET ASSET VALUE PER SHARE               $13.73
                                        ======

------------------
*Non-Income Producing Security

See accompanying Notes to Financial Statements.

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
STATEMENT OF OPERATIONS (in thousands)
Six months ended April 30, 1996 (Unaudited)

Investment income:
  Dividends                                                       $    834
  Interest                                                              49
                                                                  --------
     Total investment income                                           883
                                                                  --------
Expenses:
  Investment advisory and administration fee                           367
  Transfer agency and shareholder service fees                         183
  Custodian fees                                                        49
  Registration fees                                                     38
  Professional fees                                                     17
  Shareholder reports                                                   28
  Trustees' fees                                                        10
  Amortization of deferred organization costs                            8
  Insurance and other expenses                                           2
                                                                  --------
                                                                       702
Less expenses reduced                                                 (269)
                                                                  --------
     Total expenses incurred by Fund                                   433
                                                                  --------
Net investment income                                                  450
                                                                  --------
Net realized gain (loss) on investments:
  Proceeds from sales of investments                                20,951
  Cost of investments sold                                         (21,463)
                                                                  --------
     Net realized loss on investments sold                            (512)
                                                                  --------
Change in net unrealized gain (loss) on investments:
  Beginning of period                                               13,626
  End of period                                                     38,869
                                                                  --------
     Increase in net unrealized gain on investments                 25,243
                                                                  --------
Net gain on investments                                             24,731
                                                                  --------
Increase in net assets resulting from operations                  $ 25,181
                                                                  ========

See accompanying Notes to Financial Statements.

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
STATEMENT OF CHANGES IN NET ASSETS (in thousands)

                                                Six months
                                                   ended           Year
                                                 April 30,         ended
                                                   1996         October 31,
                                                (Unaudited)        1995
                                                -----------     -----------
Operations:
  Net investment income                          $     450       $     596
  Net realized gain (loss) on investments sold        (512)            291
  Increase in net unrealized gain on
     investments                                    25,243          13,029
                                                  --------        --------
  Increase in net assets resulting from
     operations                                     25,181          13,916
                                                  --------        --------
Dividends to shareholders from
  net investment income                               (673)           (408)
                                                  --------        --------
Capital share transactions:
  Proceeds from shares sold                         54,070          64,687
  Net asset value of shares issued in
     reinvestment of dividends                         605             364
  Early withdrawal fees                                 25              41
  Less payments for shares redeemed                (16,968)        (24,654)
                                                  --------        --------
  Increase in net assets from capital share
     transactions                                   37,732          40,438
                                                  --------        --------
Total increase in net assets                        62,240          53,946
Net assets:
  Beginning of period                              122,074          68,128
                                                  --------        --------
  End of period (including undistributed net
     investment income of $261 and $484,
     respectively)                               $ 184,314       $ 122,074
                                                  ========        ========
Number of Fund shares:
  Sold                                               4,302           5,910
  Reinvested                                            49              38
  Redeemed                                          (1,359)         (2,296)
                                                  --------        --------
  Net increase in shares outstanding                 2,992           3,652
Shares outstanding:
  Beginning of period                               10,432           6,780
                                                  --------        --------
  End of period                                     13,424          10,432
                                                  ========        ========

See accompanying Notes to Financial Statements.

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
NOTES TO FINANCIAL STATEMENTS
Six months ended April 30, 1996 (Unaudited)

1. DESCRIPTION OF THE FUND

The Schwab Small-Cap Index Fund (the "Fund") is a series of Schwab Capital Trust (the "Trust"), a no-load, open-end investment management company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers the Schwab International Index Fund(TM), Schwab Asset Director(R)-High Growth Fund, Schwab Asset
Director-Conservative Growth Fund, Schwab Asset Director-Balanced Growth Fund and Schwab S&P 500 Fund. The assets of each series are segregated and accounted for separately.

The investment objective of the Fund is to attempt to track the price and dividend performance (total return) of the Schwab Small-Cap Index(TM), an index created to represent the performance of the second 1,000 largest publicly traded common stocks issued by United States companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in securities traded on an exchange are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Fund's investment manager pursuant to guidelines adopted in good faith by the Board of Trustees. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions and investment income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Deferred organization costs -- Costs incurred in connection with the organization of the Fund, its initial registration with the Securities and Exchange Commission and with various states are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

SchwabFunds(R)
--------------------------------------------------------------------------------

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At April 30, 1996, (for financial reporting and federal income tax purposes), net unrealized gain aggregated $38,869,000, of which $44,427,000 related to appreciated securities and $5,558,000 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of .50% of the first $300 million of average daily net assets and .45% of such assets over $300 million. Under this agreement, the Fund incurred investment advisory and administration fees of $367,000 during the six months ended April 30, 1996, before the Investment Manager reduced its fee (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of .05% of the average daily net assets for transfer agency services and .20% of such assets for shareholder services. For the six months ended April 30, 1996, the Fund incurred transfer agency and shareholder service fees of $183,000, before Schwab reduced its fees (see Note
4).

Officers and trustees -- Certain officers and trustees of the Trust were also officers and/or directors of the Investment Manager and/or Schwab. During the six months ended April 30, 1996, the Trust made no direct payments to its officers or trustees who were "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $10,000 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the six months ended April 30, 1996, the total of such fees reduced by the Investment Manager and Schwab was $147,000 and $122,000, respectively.

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
NOTES TO FINANCIAL STATEMENTS
Six months ended April 30, 1996 (Unaudited)

5. BORROWING AGREEMENT

The Trust has an arrangement with State Street Bank and Trust Company, the Fund's custodian, whereby the Fund may borrow up to $10,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. During the six months ended April 30, 1996, no borrowings were made under this arrangement.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated (in thousands) $57,109 and $20,951, respectively, for the six months ended April 30, 1996.

7. EARLY WITHDRAWAL FEES PAID TO THE FUND

The Fund assesses a .50% early withdrawal fee on redemption proceeds attributable to shares purchased and held less than six months. The early withdrawal fee is retained by the Fund and is treated as a contribution to capital. For the six months ended April 30, 1996, total early withdrawal fees retained by the Fund amounted to $25,000.

8. COMPOSITION OF NET ASSETS

At April 30, 1996, net assets consisted of:

Capital paid in                                                $145,933,000
Accumulated undistributed net investment income                     261,000
Accumulated net realized loss on investments sold                  (749,000)
Net unrealized gain on investments                               38,869,000
                                                               ------------
Total                                                          $184,314,000
                                                               ============

At April 30, 1996, the Fund's Statement of Net Assets included: $72,000 payable for investments purchased, $98,000 payable for Fund shares redeemed, $17,000 payable for investment advisory and administration fee and $724,000 receivable for Fund shares sold.

SchwabFunds(R)
--------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period:

                                             Six months
                                                ended
                                              April 30,    Year ended    Period ended
                                                1996       October 31,   October 31,
                                             (Unaudited)      1995         1994(1)
                                             -----------   -----------   ------------
Net asset value at beginning of period.....   $   11.70     $   10.05      $  10.00
Income from investment operations
-----------------------------------
  Net investment income....................         .06           .10           .06
  Net realized and unrealized gain on
    investments............................        2.03          1.61            --
                                               --------      --------       -------
  Total from investment operations.........        2.09          1.71           .06
Less distributions
-----------------
  Dividends from net investment income.....        (.06)         (.06)         (.01)
  Distributions from realized gain on
    investments............................                        --            --
                                               --------      --------       -------
  Total distributions......................        (.06)         (.06)         (.01)
                                               --------      --------       -------
Net asset value at end of period...........   $   13.73     $   11.70      $  10.05
                                               ========      ========       =======
Total return (%)...........................       17.93         17.11           .63
----------------
Ratios/Supplemental data
-------------------------
  Net assets, end of period (000s).........   $ 184,314     $ 122,074      $ 68,128
  Ratio of expenses to average net assets
    (%)....................................         .59*          .68           .67*
  Ratio of net investment income to
    average net assets (%).................         .61*          .68           .68*
  Portfolio turnover rate (%)..............          10            24            16
  Average commission rate..................   $     .03

The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, the ratio of expenses to average net assets for the periods ended April 30, 1996, October 31, 1995 and 1994, would have been .96%*, 1.02% and 1.19%*, respectively, and the ratio of net investment income to average net assets would have been .24%*, .34% and .16%*, respectively.

(1) For the period December 3, 1993 (commencement of operations) to October 31, 1994.
*  Annualized

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-HIGH GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                        Number
                       of Shares      Value
                       ---------   -----------
COMMON STOCK--77.2%
DOMESTIC--57.5%
AEROSPACE/DEFENSE--1.0%
AAR Corp.                   500       $ 10,188
Alliant Techsystems
  Inc.*                     400         18,800
BFGoodrich Co.              300         11,925
Boeing Co.                2,400        197,100
Coltec Industries Inc.*   2,400         31,200
Curtiss-Wright Corp.        100          5,113
Gencorp Inc.                900         12,038
General Dynamics Corp.      400         25,250
Lockheed Martin Corp.     1,400        112,875
McDonnell Douglas Corp.     800         77,200
Northrop Grumman Corp.      400         24,750
OEA, Inc.                 1,000         39,250
Orbital Sciences Corp.
  Class A*                1,000         13,750
Raytheon Co.              1,700         86,063
Rockwell International
  Corp.                   1,500         87,750
Rohr Industries Inc.*       400          7,300
Textron Inc.                600         51,450
Thiokol Corp.               500         21,375
Trimble Navigation
  Ltd.*                     500         12,094
United Technologies
  Corp.                     900         99,450
                                       -------
                                       944,921
                                       -------
AIR TRANSPORTATION--0.4%
AMR Corp.*                  500         44,625
Alaska Air Group Inc.*      300          7,613
America West Airlines,
  Inc. Class B*           1,700         35,700
Atlantic Southeast
  Airlines Inc.           1,100         27,500
Atlas Air Inc.*             700         31,675
Comair Holdings Inc.      1,300         48,181
Continental Airlines
  Inc. Class B*           1,200         68,100
Delta Airlines Inc.         400         32,150
Mesa Airlines Inc.*         900         11,081
Offshore Logistics,
  Inc.*                     400          5,825
Southwest Airlines Co.    1,400         41,650
Trans World Airlines
  Inc. (New)*             1,500         26,813
USAir Group, Inc.*        3,000         53,250
                                       -------
                                       434,163
                                       -------
ALCOHOLIC BEVERAGES--0.3%
Adolph Coors Co.
  Class B                 1,300         24,456
Anheuser-Busch
  Companies, Inc.         1,800        120,825
Brown Forman Corp.
  Class B                   500         19,750
Canandaigua Wine Co.,
  Inc. Class A*             700         21,350
Seagram Ltd               2,800         94,850
                                       -------
                                       281,231
                                       -------

                        Number
                       of Shares      Value
                       ---------   -----------
APPAREL--0.4%
Authentic Fitness Corp.     500       $ 11,938
Brown Group Inc.            500          8,000
Burlington Industries
  Inc.*                   1,800         20,925
Cone Mills Corp.*           600          6,825
Donnkenny Inc.              500          9,875
Fabri-Centers of
  America, Inc. Class A     200          2,050
Guilford Mills, Inc.        400          9,700
Justin Industries Inc.      600          7,650
Kellwood Co.                500          8,125
Kenneth Cole
  Productions, Inc.
  Class A                   500         10,000
Liz Claiborne               400         14,550
Men's Wearhouse, Inc.       500         18,438
NIKE, Inc. Class B        1,000         87,500
Nautica Enterprises
  Inc.                    1,000         46,250
Paragon Trade
  Brands, Inc.*             400          9,350
Phillips-Van Heusen
  Corp.                     600          7,950
Reebok International
  Ltd.                      400         11,600
Russell Corp.               200          5,200
Springs Industries Inc.   1,100         50,600
St. John's Knits, Inc.      200         11,875
Stride Rite Corp.         2,300         22,138
V.F. Corp.                  400         22,800
Wolverine World
  Wide Inc.
                                       -------
                                       431,127
                                       -------
AUTOMOTIVE PRODUCTS--0.1%
APS Holding Corp.
  Class A*                  300          5,475
Armor-All Products
  Corp.                     500          7,750
Carlisle Cos. Inc.          900         41,850
Cooper Tire & Rubber        400          9,800
Discount Auto Parts
  Inc.*                     400         11,750
Goodyear Tire & Rubber    1,000         52,125
O'Reilly Automotive,
  Inc.*                     200          7,800
                                       -------
                                       136,550
                                       -------
BANKS--4.1%
ALBANK Financial Corp.      360          9,698
Associated Banc-Corp.       900         34,875
Banc One Corp.            3,150        109,463
Bancorp South, Inc.       1,400         33,775
Bank of Boston Corp.        800         38,700
Bank of New York
  Co., Inc.               1,300         63,050
BankAmerica Corp.         2,600        196,950
Bankers Trust New York
  Corp.                     500         34,688
Banknorth Group Inc.        200          7,000
Barnett Banks, Inc.         600         38,025
Bell Bancorp, Inc.          200          7,425
Boatmens Bancshares
  Inc.                    1,400         54,075
CCB Financial Corp.         900         46,744
CNB Bancshares Inc.         400         11,450
California Bancshares
  Inc.                      300          9,038

SchwabFunds(R)
--------------------------------------------------------------------------------

                        Number
                       of Shares      Value
                       ---------   -----------
Capital Bancorp             300       $  9,338
Centura Banks Inc.        1,100         40,150
Chase Manhattan Corp.
  (New)                   3,140        216,268
Chemical Financial
  Corp.                     300         11,738
Chittenden Corp.            300          7,988
Citicorp                  3,400        267,750
Citizens Bancorp            400         11,900
Citizens Banking Corp.      400         11,850
City National Corp.       1,600         22,600
Cole Taylor Financial
  Group Inc.                400         11,900
Colonial BancGroup Inc.     300         10,163
Comerica Inc.               900         39,150
Community First
  Bankshares Inc.           400          9,250
Corestates Financial
  Corp.                   1,600         62,400
Crestar Financial Corp.     128          7,216
Cullen/Frost Bankers
  Inc.                      300         14,925
F & M National Corp.        400          6,400
Fifth Third Bancorp         700         38,631
First Bank System Inc.      982         59,166
First Chicago NBD Corp.   2,405         99,206
First Citizens
  BancShares Inc.           300         18,600
First Commercial
  Bancshares Inc.           300          7,125
First Commercial Corp.    1,177         36,634
First Commonwealth
  Financial Corp.         1,000         19,250
First Financial Bancorp     800         26,200
First Michigan Bank
  Corp.                     525         15,619
First Midwest Bancorp
  Inc.                      300          8,625
First Union Corp.         1,975        121,463
Firstbank Illinois Co.      300          9,338
Fleet Financial Group
  Inc.                    1,924         82,732
Fort Wayne National
  Corp.                     300          9,188
Fulton Financial Corp.      880         17,930
HUBCO, Inc.                 400          7,550
Hancock Holding Co.         200          7,250
Imperial Bancorp            324          7,817
J.P. Morgan & Co. Inc.    1,300        109,363
Jefferson Bankshares,
  Inc.                      500         10,688
Keycorp (New)             2,000         77,250
Keystone Financial Inc.   1,100         35,888
Liberty Bancorp, Inc.       300         11,025
Long Island Bancorp
  Inc.                      800         22,350
MBNA Corp.                1,600         45,400
Magna Group Inc.          1,200         27,150
Mark Twain
  Bancshares Inc.           900         33,975
Mellon Bank Corp.           900         48,375
Mercantile Bancorp Inc.     175          7,788
Mid-Am, Inc.                400          7,400
National Bancorp of
  Alaska, Inc.              700         42,350
National City Corp.       1,000         36,875
National Commerce
  Bancorp                 1,100         33,688

                        Number
                       of Shares      Value
                       ---------   -----------
NationsBank Corp.         2,200      $ 175,450
New York Bancorp Inc.       300          7,350
North Fork
  Bancorporation          1,100         26,125
Norwest Corp.             2,510         90,674
ONBANCorp, Inc.             400         13,300
Old National Bancorp        800         27,100
One Valley Bancorp of
  West Virginia Inc.        500         15,594
PNC Bank Corp.            2,200         66,550
Park National Corp.         200          9,575
People's Bank             1,400         29,925
Provident Bancorp Inc.      900         46,238
Queens County
  Bancorp, Inc.             200          8,775
Regions Financial Corp.     760         35,103
Republic New York Corp.     300         17,813
Riggs National Corp.        700          8,794
River Forest Bancorp,
  Inc.                      500         14,813
S & T Bancorp, Inc.         300          8,963
Security Capital Corp.      300         17,550
Sumitomo Bank               400         10,050
Summit Bancorp            1,260         44,730
SunTrust Banks Inc.         800         56,400
Susquehanna
  Bancshares, Inc.          300          8,738
T R Financial Corp.         300          7,969
Trust Company of
  New Jersey                600          8,513
TrustCo Bank Corp. NY       400          8,350
Trustmark Corp.           1,500         35,063
U S Trust Corp. (New)       300         16,538
U.S. Bancorp              1,200         38,700
UMB Financial Corp.       1,050         39,769
UST Corp.                   400          5,250
United Bankshares, Inc.     300          8,175
United Carolina
  Bancshares Corp.          600         14,325
Valley National Bancorp   1,470         42,630
Wachovia Corp. (New)      1,100         48,400
Wells Fargo & Co.         1,133        274,894
Westamerica Bancorp         300         14,175
Whitney Holding Corp.       400         12,125
                                     ---------
                                     3,912,317
                                     ---------
BUSINESS MACHINES & SOFTWARE--4.3%
3COM Corp.                1,200         55,275
AST Research Inc.*        1,200          9,150
Amdahl Corporation*         600          7,650
Apple Computer, Inc.        800         19,400
Applied Magnetics
  Corp.*                    900         18,563
Atria Software, Inc.        400         21,850
Auspex Systems, Inc.*       700         13,475
Autodesk, Inc.              700         28,700
BBN Corp.*                  500         14,125
BancTec, Inc.*              700         14,263
Bay Networks, Inc.        1,400         44,100
Bell & Howell Co.
  (New)*                    700         22,050
Black Box Corp.*            500         10,031
Boole & Babbage Inc.        400         10,450

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-HIGH GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                        Number
                       of Shares      Value
                       ---------   -----------
Borland
  International Inc.*       700       $ 11,419
Cabletron Systems Inc.*     500         37,688
Cellular Technical
  Services Inc.*            200          5,713
Ceridian Corp.*             428         20,437
Cisco Systems Inc.        3,800        197,363
Compaq Computer Corp.*    2,200        102,575
Computer Associates
  International Inc.      1,700        124,738
Computer Horizons Corp.     600         30,225
Computer Products,
  Inc.*                     800         12,900
Computer Sciences
  Corp.*                    400         29,600
Compuware Corp.*          1,200         34,500
Comshare, Inc.              300          7,350
Comverse Technology
  Inc. (New)*               500         11,750
Continuum Inc.*           1,000         57,000
Control Data Systems,
  Inc.*                     500         11,844
Cray Research Inc.*         176          5,192
Data General Corp.*       1,500         23,063
Davidson & Associates,
  Inc.                    1,000         27,375
Dialogic Corp.*             400         18,450
Digi International
  Inc.*                     300          8,550
Digital Equipment
  Corp.*                  1,100         65,725
Dynatech Corp.              400         10,400
EMC Corp.*                1,500         30,750
Exabyte Corp.*              500          8,688
Excalibur Technologies
  Corp. (New)*              300          7,838
FTP Software Inc.*          700          6,825
FileNet Corp.*              400         22,300
General Magic Inc.*         700          3,938
Geoworks*                   500         18,625
Global Village
  Communications*           400          6,800
HCIA Inc.*                  700         37,275
HNC Software Inc.           400         14,900
Hewlett Packard Co.       3,700        391,738
Honeywell Inc.              900         47,363
Hyperion Software Corp.     400          5,075
INSO Corp.                  800         43,300
INTERSOLV Inc.*             800          8,800
In Focus Systems, Inc.*     300         15,225
Intergraph Corp.*         2,300         29,181
International Business
  Machines                4,000        430,000
Legato Systems Inc.*        300         12,525
MICROS Systems, Inc.        200          5,600
Maxis Inc.*                 300          7,275
McAfee Associates, Inc.     700         42,963
Medic Computer
  Systems, Inc.*            800         74,900
Mercury Interactive
  Corp.*                    400          5,450
Microsoft Corp.*          4,100        464,069
National Computer
  Systems, Inc.             500         10,938
National Instruments
  Corp.*                    500         12,063

                        Number
                       of Shares      Value
                       ---------   -----------
Network Equipment
  Technologies*             500      $  12,750
Network General Corp.*    1,100         48,675
Novell Inc.*              2,700         39,319
Oak Technology            2,000         35,875
Optical Data Systems,
  Inc.                      400         10,875
Oracle Systems Corp.      4,950        166,753
PRI Automation Inc.*        300          8,550
Pitney Bowes Inc.         1,000         48,750
Progress Software Corp.     400          6,325
Quarterdeck Corp.*        1,100         16,913
Rational Software Corp.
  (New)*                    400         21,300
Safeguard Scientifics
  Inc.                      900         60,300
Seagate Technology,
  Inc.*                     884         51,272
Security Dynamics
  Technology              1,300        109,200
Sequent Computer
  Systems, Inc.*            800         11,750
Shiva Corp.                 800         48,000
Sierra On-Line Inc.         500         19,688
Silicon Graphics Inc.*    1,100         32,588
Softkey
  International Inc.*     1,200         33,525
Stac Inc.*                  700          7,875
Stratus Computer Inc.*    1,100         30,938
Structural Dynamics
  Research Corp.*         1,300         41,438
Sun Microsystems Inc.     1,200         65,025
Systems & Computer
  Technology Corp.*         300          4,388
Tandem Computers Inc.*      600          7,650
Tech Data Corp.*          1,400         27,125
Telxon Corp.                400          9,250
Transaction Systems
  Architects Inc.
   Class A*                 300         16,125
Trident
  Microsystems Inc.*        300          5,325
Unisys Corp.*               900          5,400
Veritas Software Co.        200          9,150
Videoserver Inc.*           300          9,975
Wang Laboratories
  Inc. (New)*             1,300         30,713
Wind River Systems Inc.     300         11,775
Xerox Corp.                 800        117,200
                                     ---------
                                     4,089,103
                                     ---------
BUSINESS SERVICES--3.2%
ABM Industries, Inc.        300         10,238
ABR Information
  Services Inc.             300         18,900
ADVO Inc.                 1,000         10,125
Access Health Inc.          400         22,200
Accustaff Inc.            1,500         44,719
Acxiom Corp.              1,100         30,044
Affiliated Computer
  Services Inc.
  Class A*                  200          9,525
Alliance Entertainment
  Corp.*                    700          4,288
Alternative Resources
  Corp.                     400         14,350

SchwabFunds(R)
--------------------------------------------------------------------------------

                        Number
                       of Shares      Value
                       ---------   -----------
American Business
  Information, Inc.         500       $  9,875
American Business
  Products, Inc.            400          8,700
American
  Homepatient Inc.          200          8,400
American Management
  Systems, Inc.           1,200         31,800
American Medical
  Response, Inc.*         1,000         37,000
American Oncology
  Resources Inc.*         1,000         48,125
Amresco Inc.              1,000         17,250
Apollo Group, Inc.
  Class A                 1,500         66,188
Applix Inc.                 300         11,588
Apria Healthcare
  Group Inc.*             1,800         61,313
Aspen Technology Inc.*      200         11,050
Automatic Data
  Processing, Inc.        2,300         89,413
BISYS Group, Inc.*          700         26,600
Borg-Warner Security
  Corp.*                    800          9,300
Bowne & Co. Inc.            400          7,200
Browning Ferris
  Industries Inc.         1,300         41,925
Business Records Corp.*     200          7,225
CDI Corp.*                  600         17,700
CMG Information
  Services Inc.             300          9,038
Cambridge Technology
  Partners*                 400         26,950
Camco International
  Inc.                    1,100         39,188
Catalina Marketing
  Corp.*                    300         23,363
Cerner Corp.              1,100         22,481
Checkfree Corp.*          1,100         21,038
Coastal Physician
  Group Inc.*               700          5,863
Copart Inc.*                400         10,850
Corrections Corp. of
  America                   900         57,375
Coventry Corp.*           1,300         25,350
Dames & Moore Inc.          500          5,438
Data Broadcasting*        1,100         11,344
DeVRY Inc.                  900         33,525
Deluxe Corp.                400         14,000
Dionex Corp.                400         14,750
Dun & Bradstreet Corp.    1,100         66,963
Ecolab Inc.                 300          9,750
Electro Rental              400          9,800
Epic Design
  Technology Inc.           500         16,938
Express Scripts Inc.
  Class A*                  900         43,988
Fair, Isaac & Co. Inc.      300         12,825
First Data Corp.          1,500        114,000
Fleming Companies, Inc.   2,900         39,875
Franklin Quest Co.*       1,000         27,000
G&K Services, Inc.
  Class A                   500         13,250
GRC International,
  Inc.*                     200          7,750

                        Number
                       of Shares      Value
                       ---------   -----------
H & R Block Inc.            600        $21,075
Health Management
  Systems, Inc.             450         11,756
Healthplan Services
  Corp.*                    100          2,400
Henry Jack &
  Associates Inc.           300          9,356
Heritage Media Corp.
  Class A (New)*            500         19,188
Hon Industries Inc.       1,100         28,188
Hunt Manufacturing Co.      500          8,375
ITT Educational
  Services Inc.             450         13,950
Ideon Group Inc.            600          7,875
Information Resources,
  Inc.*                     600          8,663
Inphynet Medical
  Management Inc.*          800         14,900
Integrated Health
  Services Inc.           1,000         27,500
Integrated Systems Inc.
  Class A                   600         17,100
Interim Services Inc.*      400         17,275
Interpublic Group of
  Companies, Inc.           500         23,375
Jacobs Engineering
  Group Inc.*             1,100         30,525
John H. Harland Co.       1,500         39,375
Katz Media Group Inc.*      500          7,375
Keane, Inc.*                800         31,500
Kinder Care Learning
  Centers Inc.*             600          8,625
Kronos, Inc.                300          8,925
Laidlaw Inc. Class B
  (Non Voting)            1,500         15,750
Magellan Health
  Services Inc.*          1,200         25,800
Mariner Health Group
  Inc.*                   1,100         18,631
Maxicare Health Plans
  Inc. (New)*               900         18,338
Medpartners/ Mullikin
  Inc.*                   1,800         51,975
Molten Metal
  Technology, Inc.*       1,100         35,200
Moore Corp. Ltd.            500          9,125
National Auto Credit
  Inc.                      660          9,405
National Data Corp.         600         21,150
National Education
  Corp.*                  1,000         14,875
National Media Corp.*       100          1,800
National Service
  Industries, Inc.          200          7,400
Netcom Online
  Communications*           300         10,706
New England Business
  Service, Inc.             400          7,500
Norrell Corp.               400         15,500
Occusystems Inc.*           600         17,475
Ogden Corp.                 200          4,050
Orthodontic Centers of
  America Inc.              800         31,400
Owen Healthcare Inc.        600         12,225
PAXAR Corp.                 500          8,688

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-HIGH GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                        Number
                       of Shares      Value
                       ---------   -----------
PHH Corp.                   500      $  28,438
PSINet Inc.*              1,300         18,281
Payment Services Inc.       500         14,375
Peak Technologies
  Group Inc.*               300          7,200
Physician Corp. of
  America*                1,100         16,363
Physician Reliance
  Network*                1,100         47,988
Physicians Computer
  Network*                1,500         16,688
R.R. Donnelley &
  Sons Co.                1,000         36,000
Republic Industries
  Inc.*                   2,100         68,644
Robert Half
  International Inc.*     1,300         74,750
Rollins, Inc.             1,200         27,000
Rykoff-Sexton, Inc.         400          6,050
SEI Corp.                   500         11,813
SPS Transaction
  Services, Inc.            900         24,075
SUPERVALU Inc.              300          9,600
Safety-Kleen Corp.          300          4,500
Sanifill Inc.*              800         34,700
Scientific Games
  Holdings Corp.            800         25,600
Service Corp.
  International             800         42,500
Shared Medical Systems
  Corp.                     100          6,888
Standard Register Co.     1,200         30,300
Steris Corp.                500         16,188
Sun Healthcare Group
  Inc.*                   1,300         19,663
Synetic Inc.*               900         31,388
True North
  Communications            700         18,463
U S Order Inc.*             400          8,050
U.S.A. Waste Services
  Inc.*                   2,100         54,600
Unifirst Corp.              600         14,400
United Waste Systems,
  Inc.*                     900         49,838
Universal Health
  Services Inc. Class B     400         22,200
Valassis
  Communications Inc.*    1,700         26,775
Volt Information
  Sciences Inc.             300          9,113
WMX Technologies Inc.     3,500        121,625
Western Waste
  Industries*               400         15,550
Zebra Technologies
  Corp. Class A           1,600         39,800
                                     ---------
                                     3,051,433
                                     ---------
CHEMICAL--1.7%
A. Schulman Inc.          1,100         24,063
Air Products &
  Chemicals Inc.            700         39,988
Calgon Carbon Corp.       1,100         13,750
Cambrex Corp.               100          4,300
Chemed Corp.                300         11,288

                        Number
                       of Shares      Value
                       ---------   -----------
Crompton & Knowles
  Corp.                   1,800      $  27,675
Cytec Industries Inc.*      500         41,438
Dexter Corp.              1,100         29,563
Dow Chemical Co.          1,800        159,975
E.I. Du Pont de Nemours
  & Co.                   3,900        313,463
Eastman Chemical Co.        500         33,625
Ferro Corp.               1,200         33,300
First Mississippi Corp.   1,000         23,250
Geon Co.                  1,100         29,150
Great Lakes Chemical
  Corp.                     400         27,300
H.B. Fuller Co.             400         13,100
Hercules Inc.               700         42,350
Lawter International
  Inc.                    1,200         13,050
Lilly Industrial Inc.
  Class A                   500          7,250
Minnesota Mining &
  Manufacturing Co.       2,900        190,675
Monsanto Co.                800        121,200
Morton International
  Inc.                    1,000         35,375
NCH Corp.                   200         11,600
NL Industries Inc.
  (New)                   2,400         34,500
Nalco Chemical Co.          300          9,150
OM Group Inc.               300         11,381
PPG Industries Inc.       1,300         65,813
Petrolite Corp.             300          9,488
Praxair Inc.              1,000         38,625
Rohm & Haas Co.             500         33,188
Scotts Co. Class A*         500          8,625
Sequa Corp. Class A*        300         10,538
Sigma-Aldrich Corp.         400         21,650
Sterling Chemicals
  Inc.*                   2,300         26,163
Tredegar Industries
  Inc.                      300          8,325
Union Carbide Corp.         900         40,950
Uniroyal Chemical
  Corp.*                    500          5,906
W.R. Grace & Co.            700         54,250
WD-40 Co.                   200          9,350
Wellman Inc.              1,200         28,800
                                     ---------
                                     1,663,430
                                     ---------
CONSTRUCTION--0.4%
Apogee Enterprises,
  Inc.                      300          7,913
Armstrong World
  Industries, Inc.          300         17,100
Blount International
  Inc. Class A            1,200         37,200
Calmat Co.                  700         12,163
Centex Construction
  Products Inc.             500          7,188
Centex Corp.                100          2,700
Crane Co.                   100          4,150
Del Webb Corp.              400          7,150
Florida Rock
  Industries, Inc.          200          5,050
Fluor Corp.                 600         39,675
Granite Construction
  Inc.                      450          8,916
Insituform Technologies
  Inc. Class A*             700          8,225
Kaufman & Broad Home
  Corp.                   1,000         14,125

SchwabFunds(R)
--------------------------------------------------------------------------------

                        Number
                       of Shares      Value
                       ---------   -----------
Lone Star Industries,
  Inc. (New)                300       $ 10,763
Medusa Corp.                400         11,700
Oakwood Homes Corp.       1,100         49,088
Owens Corning*              400         16,100
Pulte Corp.                 100          2,650
Sherwin Williams Co.        600         28,050
Southdown Inc.              400          9,400
Stanley Works               300         18,825
Stone & Webster, Inc.       400         13,600
TJ International Inc.       400          6,900
Toll Brothers, Inc.*      1,300         21,125
Triangle Pacific Corp.*     300          4,988
U.S. Home Corp. (New)*      300          7,463
                                       -------
                                       372,207
                                       -------
CONSUMER-DURABLE--0.4%
Bassett Furniture
  Industries Inc.           400         10,200
Black & Decker Corp.        600         24,150
Champion
  Enterprises Inc.          500         19,000
Chicago Miniature
  Lamp Inc.*                300         12,188
Ethan Allen Interiors
  Inc.*                     400         10,400
Furniture Brands
  International Inc.*     1,200         11,850
Harman International
  Industries Inc. (New)     900         42,525
Kimball International
  Inc. Class B              600         17,250
La-Z-Boy Chair Co.          500         14,813
Masco Corp.               1,000         27,250
Maytag Corp.                500         10,750
National Presto
  Industries, Inc.          200          7,850
Newell Co.                1,100         31,350
Outboard Marine Corp.       600         11,850
Regal Beloit Corp.          500          9,688
Snap-on Tools Corp.         200          9,600
Sturm, Ruger & Co.,
  Inc.                      800         32,300
Toro Co.                    300          9,563
Whirlpool Corp.             600         36,075
                                       -------
                                       348,652
                                       -------
CONSUMER-NONDURABLE--0.9%
3DO Co.*                    600          5,400
A.T. Cross Co. Class A      500          7,500
Acclaim
  Entertainment Inc.*     1,800         18,563
American Greetings
  Corp. Class A             500         13,844
Applebee's
  International, Inc.       900         23,625
Buffets Inc.*             1,200         16,725
CKE Restaurants Inc.        200          3,950
CML Group, Inc.           1,100          4,950
Corning Inc.              1,600         55,600
Darden Restaurants Inc.     800         11,000
Department 56 Inc.*         700         17,413
Foxmeyer Health Corp.       400          7,800
Gibson Greetings, Inc.      600          8,475

                        Number
                       of Shares      Value
                       ---------   -----------
Hasbro Inc.                 600       $ 22,050
IHOP Corp. (New)*           200          5,688
International Dairy
  Queen Inc. Class A*       700         14,919
Jostens, Inc.               200          4,500
Landry's Seafood
  Restaurants, Inc.         400          9,550
Luby's Cafeterias, Inc.     800         19,200
Mafco Consolidated
  Group Inc.*               700         12,600
Mattel Inc.               1,750         45,500
McDonald's Corp.          5,100        244,163
Mikasa Inc. Class B*        500          5,938
Mohawk Industries Inc.*   1,300         18,850
Papa John's
  International, Inc.       450         22,163
Premark
  International, Inc.       400         20,550
Rexall Sundown, Inc.        700         20,125
Rubbermaid Inc.           1,000         28,250
Ruby Tuesday Inc.           600         12,150
Russ Berrie & Co. Inc.      500          8,000
Ryan's Family Steak
  Houses Inc.*            4,400         42,900
Sbarro, Inc.                500         13,125
Shoney's Inc.*            2,700         30,038
Sonic Corp.                 400          7,700
Toy Biz Inc. Class A*       400          8,150
Wendy's
  International, Inc.       800         15,300
Zenith Electronics
  Corp.*                  2,100         19,688
                                       -------
                                       845,942
                                       -------
CONTAINERS--0.2%
ACX Technologies Inc.     1,100         21,313
Ball Corp.                1,200         37,350
Bemis Co, Inc.              200          6,475
Crown Cork & Seal Inc.      900         42,413
Gaylord Container Corp.
  Class A*                1,500         15,375
Greif Brothers Corp.
  Class A                 1,100         28,875
Stone Container Corp.       500          8,500
                                       -------
                                       160,301
                                       -------
ELECTRONICS--2.1%
AMETEK, Inc.              1,300         25,025
AMP Inc.                  1,400         62,650
Actel Corp.*                400          7,425
Advanced Micro
  Devices Inc.            1,220         22,875
Allen Group Inc.          1,000         24,750
Alliance Semiconductor
  Corp.                   1,400         14,875
Altron Inc.                 300          9,600
Applied Materials, Inc.   1,700         67,788
Augat Inc.                  600         11,550
Aura Systems, Inc.*       2,200         11,275
Belden Inc.               1,200         35,700
Burr Brown                  400          7,600
Cable Design
  Technologies Corp.        500         16,375
Checkpoint Systems Inc.     800         23,900

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-HIGH GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                        Number
                       of Shares      Value
                       ---------   -----------
CopyTele Inc.*              700       $  8,444
Cyrix Corp.*                500         15,344
DII Group Inc.*             300         10,313
DSP
  Communications Inc.       600         23,925
Dallas Semiconductor
  Corp.                     700         13,650
EG&G, Inc.                  200          4,400
Electro Scientific
  Industries Inc.*          300          7,200
Electroglas Inc.            600         11,775
FORE Systems, Inc.          300         23,644
FSI International Inc.      700         10,150
Fluke Corp.                 200          7,725
General Instrument
  Corp.*                    800         26,200
General Signal Corp.        200          7,600
Gerber Scientific Inc.      700         11,813
Hadco Corp.*                300          9,169
Harris Corp.                200         12,350
ITI Technologies Inc.*      300          8,213
Identix Inc.*               200          2,375
Input/Output Inc.         2,000         69,500
Integrated Process
  Equipment Corp.*          400         10,525
Integrated Silicon
  Solution*                 600          9,975
Integrated Systems
  Consulting Group
  (Rights exp.
  5/22/96)*                 150          2,681
Intel Corp.               5,700        386,531
Itron, Inc.*                300         17,550
Kent Electronics Corp.    1,600         67,400
Kulicke & Soffa
  Industries Inc.           500          9,375
LSI Logic Corp.           1,000         36,000
LTX Corp.*                  800          7,750
Lattice Semiconductor
  Corp.*                  1,100         35,956
Littlefuse, Inc.*           300         11,325
Logicon, Inc.               800         23,800
Marshall Industries*        500         15,938
Methode Electronics
  Inc. Class A            1,000         16,500
Micron Technology Inc.    1,300         47,288
Motorola Inc.             4,400        269,500
National Semiconductor
  Corp.*                    600          9,450
Osmonics, Inc.*             500         10,375
Pacific Scientific Co.      300          5,925
Park Electrochemical
  Corp.                     300          7,500
Perkin-Elmer Corp.          200         10,975
Pioneer Standard
  Electronics Inc.          500          8,125
Pittway Corp. Class A       600         28,650
Rexel Inc.*                 700          9,363
S3 Inc.                   1,700         24,225
Sanmina Corp.               400         14,100
Scientific-Atlanta,
  Inc.                      400          7,400
Silicon Valley Group
  Inc.*                   1,000         26,625

                        Number
                       of Shares      Value
                       ---------   -----------
Siliconix Inc. (New)*       400     $   11,600
Tektronix, Inc.             300         11,888
Teledyne Inc.               400         14,850
Texas Instruments Inc.    1,300         73,450
Thomas & Betts Corp.        200          7,875
Unitrode Corp.*             400         10,750
VLSI Technology, Inc.*    1,300         22,669
VeriFone, Inc.*             700         29,400
Vicor Corp.               1,500         22,781
Watkins-Johnson Co.         200          6,750
Wyle Electronics            300         12,563
Zilog Inc.*                 700         26,338
                                     ---------
                                     2,006,899
                                     ---------
ENERGY-DEVELOPMENT--1.2%
Amcol International
  Corp.                     600          6,900
Ashland Coal, Inc.          300          6,975
BJ Services Co.*          1,200         46,050
Baker Hughes Inc.         1,000         31,750
Benton Oil & Gas Co.*       600         10,538
Burlington Resources
  Inc.                      800         29,800
Cabot Oil & Gas Corp.
  Class A                   500          8,250
Chesapeake Energy Corp.     950         67,213
Devon Energy Corp.          600         15,300
Dresser Industries Inc.   1,300         41,438
Energy Ventures, Inc.*      700         21,000
Falcon Drilling Inc.*       800         21,650
Global Industrial
  Technologies Inc.*        700         12,863
Global Natural
  Resources Inc.*           700         10,150
Halliburton Co.             800         45,900
Helmerich & Payne Inc.    1,200         44,250
Landmark Graphics
  Corp.*                    400          7,800
Louis Dreyfus Natural
  Gas Corp.*                800         10,200
Louisiana Land &
  Exploration Co.           200         10,825
MAXXAM Inc.*                200          9,100
McDermott
  International Inc.        200          4,200
Nabors Industries Inc.*   2,800         43,050
Newfield Exploration
  Co.*                      900         30,825
Noble Drilling Corp.*     3,100         46,500
Nuevo Energy Co.*           300          8,475
Occidental Petroleum
  Corp.                   2,200         56,650
Parker & Parsley
  Petroleum Co.           1,000         24,625
Parker Drilling Co.*      1,300          9,913
Phoenix Resource Cos.,
  Inc. (New)                500         12,750
Pride Petroleum
  Services Inc.*            900         14,850
Production Operators
  Corp.                     300         10,088
Reading & Bates Corp.
  (New)*                  2,100         51,450
Rowan Cos. Inc.*          3,700         54,575
Schlumberger Ltd.         1,700        150,025
Seitel, Inc. (New)*         200          5,525
Solv-Ex Corp.*              800         11,300
Tom Brown Inc. (New)*       800         12,500

SchwabFunds(R)
--------------------------------------------------------------------------------

                        Number
                       of Shares      Value
                       ---------   -----------
United Meridian Corp.*      800     $   24,800
Varco International
  Inc.*                     700         11,638
Vintage Petroleum Inc.      500         12,188
Weatherford Enterra
  Inc.*                   1,900         66,975
Zeigler Coal Holding
  Co.                       800         11,800
                                     ---------
                                     1,132,654
                                     ---------
FOOD-AGRICULTURE--2.8%
AG Chemical
  Equipment Inc.            200          3,275
Archer-Daniels-Midland
  Co.                     4,200         79,275
Bob Evans Farms, Inc.     1,500         23,719
CPC International Inc.    1,000         69,125
Campbell Soup Co.         1,700        106,250
Chiquita Brands
  International Inc.      2,000         29,250
Coca-Cola Bottling Co.      200          6,725
Coca-Cola Co.             9,100        741,650
ConAgra, Inc.             2,000         77,250
Delta & Pine Land Co.       598         26,686
Dimon Inc.                1,100         18,700
Dreyers Grand
  Ice Cream Inc.            300         10,275
Earthgrains Co.*             64          2,072
Farmer Brothers Co.         100         13,500
Flowers Industries,
  Inc.                    2,000         26,750
General Mills Inc.        1,400         77,700
H.J. Heinz Co.            2,800         94,850
Hershey Foods Corp.         500         37,938
Hudson Foods Inc.
  Class A                 1,200         15,900
International
  Multifoods Corp.          500          9,438
Interstate Bakeries
  Corp. (New)             1,400         33,250
J.M. Smucker Co.
  Class A                 1,200         25,350
J.M. Smucker Co. Class
  B (Non Voting)            300          6,000
JP Foodservice, Inc.*       400          8,800
Kellogg Co.               1,500        107,063
Lance Inc.                  900         14,175
Mississippi Chemical
  Corp. (New)               700         14,175
Mycogen Corp.*            1,100         19,250
Pepsico Inc.              5,500        349,250
Pioneer HI Bred
  International Inc.        600         33,450
Quaker Oats Co.             900         30,938
Ralcorp Holdings, Inc.*   1,000         22,000
Ralston Purina Co.          700         40,863
Richfood Holdings Inc.    1,400         45,763
Sara Lee Corp.            3,500        108,500
Savannah Foods &
  Industries Inc.           600          6,525
Seaboard Corp.              100         21,550
Smithfield Foods Inc.*      900         26,775
Sysco Corp.               1,300         41,763
Unilever                  1,100        150,150
WLR Foods, Inc.             400          4,850

                        Number
                       of Shares      Value
                       ---------   -----------
Whitman Corp.               700     $   17,675
Wm Wrigley Junior Co.       800         42,100
                                     ---------
                                     2,640,543
                                     ---------
GOLD--0.3%
Barrick Gold Corp.        2,800         85,750
Battle Mountain
  Gold Co.                2,800         24,850
FMC Gold Co.              1,700         10,838
FirstMiss Gold Inc.*        500         15,438
Homestake Mining Co.        700         14,088
Newmont Mining Corp.        600         34,725
Placer Dome Inc.          2,000         55,500
Santa Fe Pacific
  Gold Corp.                700         10,413
                                     ---------
                                       251,602
                                     ---------
HEALTHCARE--5.5%
ALZA Corp.*                 400         11,400
Abbott Laboratories       5,700        231,563
Acuson*                     600         11,400
Advanced Technology
  Laboratories, Inc.*       400         13,000
Advanced Tissue
  Sciences Inc.*            800         13,600
Agouron Pharmaceuticals
  Inc.*                     400         16,300
Allergan Inc.               300         10,613
Alliance Pharmaceutical
  Corp.*                    900         16,425
Alpharma, Inc.              600         14,700
American Home Products
  Corp.                   2,200        232,100
Amgen Inc.                1,800        103,388
Amsco
  International, Inc.*      900         13,050
Ballard Medical
  Products                  800         15,900
Bausch & Lomb Inc.          300         11,963
Baxter International
  Inc.                    2,200         97,350
Becton Dickinson & Co.      500         40,313
Benson Eyecare Corp.*     1,100         10,038
Beverly Enterprises,
  Inc.*                     500          6,063
Bio Rad Laboratories
  Inc. Class A*             200          9,300
Biocraft Laboratories
  Inc.*                     300          6,113
Biomet Inc.*                600          8,813
Block Drug Inc. Class A   1,030         38,368
Boston Scientific
  Corp.*                  1,137         49,033
Bristol Myers
  Squibb Co.              3,500        287,875
C.R. Bard Inc.              400         14,600
CNS, Inc.                   500          9,813
Carrington Laboratories
  Inc.*                     300          8,438
Carter Wallace Inc.       1,600         25,200
Columbia/HCA Healthcare
  Corp.                   3,400        180,625
Community Health
  Systems Inc.*           1,000         43,375
Community Psychiatric
  Centers                 1,400         12,950
Conmed Corp.                400         12,050

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-HIGH GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                        Number
                       of Shares      Value
                       ---------   -----------
Copley Pharmaceutical
  Inc.*                     600       $  9,150
Cygnus Therapeutic
  Systems, Inc.*            700         15,006
Daig Corp.                  500         11,719
Datascope Corp.*            400          7,100
Diagnostic Products
  Corp.                     400         16,750
Eli Lilly & Co.           3,800        224,200
Enzo Biochem Inc.           500          9,188
Fresenius U.S.A. Inc.*      500         10,000
Genesis Health
  Ventures, Inc.          1,350         39,994
Gilead Sciences Inc.*       700         21,525
GranCare, Inc.*             600         10,800
Gulf South Medical
  Supply Inc.               300         12,263
Haemonetics Corp.*          700         13,475
HealthSouth
  Rehabilitation Corp.    1,876         69,647
Herbalife International
  Inc.                      600          8,250
Human Genome Sciences
  Inc.*                     900         35,888
Humana Inc.*              1,200         29,550
I-Stat Corp.*               300          8,700
ICN Pharmaceuticals,
  Inc.                      809         18,203
Immulogic
  Pharmaceutical Corp.*     700          7,656
Immunex Corp. (New)*      1,100         17,256
Interneuron
  Pharmaceuticals*        1,300         50,863
Invacare Corp.            1,300         33,475
Isis Pharmaceuticals*       700          8,838
Isolyser Inc.             1,100         19,250
Johnson & Johnson         4,600        425,500
Kinetic Concepts Inc.     1,200         17,850
Life Technologies, Inc.
  (New)                     400         11,400
Ligand Pharmaceuticals
  Inc. Class B              700         10,369
Lincare Holdings Inc.*      800         31,000
Liposome Inc.*            1,200         29,475
Living Centers of
  America*                1,000         37,000
Mallinckrodt
  Group Inc.                400         15,750
Manor Care, Inc.            300         12,038
Medimmune Inc.*             400          6,700
Medisense Inc.*             900         40,388
Medtronic Inc.            1,600         85,000
Mentor Corp.              1,100         25,713
Merck & Co. Inc.          8,900        538,450
Multicare Cos. Inc.         400         11,350
Natures Sunshine
  Products Inc.             450         11,138
Nellcor Puritan
  Bennett Inc.*           1,300         63,700
Neoprobe Corp.*             500          8,656
Neurogen Corp.*             500         14,094
Nexstar Pharmaceuticals
  Inc.*                   1,000         24,500

                        Number
                       of Shares      Value
                       ---------   -----------
North American Vaccine
  Inc.*                   1,100    $    22,688
Novacare Inc.*            1,500         10,875
Omnicare Inc.             1,200         72,000
Organogenesis Inc.          500          8,813
Owens & Minor Inc.
  (New)                     700          9,450
PDT Inc.                    300         14,288
PHP Healthcare Corp.        100          3,050
PLC Systems Inc.*           600         17,850
Patterson Dental Co.*       500         15,000
Pfizer Inc.               4,400        303,050
Pharmacia &
  Upjohn Inc.             3,500        133,875
Physician Sales &
  Service Inc.            1,000         27,375
Physicians Health
  Services, Inc.
  Class A*                  200          6,500
Protein Design
  Labs, Inc.*               500         13,188
Pyxis Corp.*              1,200         30,450
Quintiles Transnational
  Corp.                     600         43,875
Regeneron
  Pharmaceuticals Inc.*     700          9,931
Renal Treatment Centers
  Inc.                      600         17,400
Research Medical Inc.*      300          7,519
Respironics Inc.            400          8,650
RoTech Medical Corp.        400         16,600
Roberts Pharmaceutical
  Corp.*                    400          7,500
Salick Health Care,
  Inc.*                     300         11,438
Schering Plough Corp.     2,500        143,438
Sepracor Inc.*              700          9,800
Sequus Pharmaceuticals
  Inc.*                     900         15,750
Sofamor/Danek Group
  Inc.*                   1,100         36,025
Sola International
  Inc.*                     800         26,200
Somatogen Inc.*             500          8,281
SpaceLabs Medical Inc.*     300          6,788
St. Jude Medical, Inc.      400         14,575
Sunrise Medical Inc.*       500          9,125
Target Therapeutics
  Inc.                      400         21,650
Tecnol Medical Products
  Inc.*                     600         11,775
Tenet Healthcare Corp.*   1,200         24,600
Thermedics Inc.*          1,400         42,350
U.S. Healthcare, Inc.     1,000         52,188
United Healthcare Corp.   1,200         70,200
United States Surgical
  Corp.                     300         11,100
Ventritex Inc.*             500          7,781
Vertex Pharmaceuticals
  Inc.*                     900         26,550
VISX Inc.*                  500         17,000
Vital Signs Inc.            300          6,338
Vivra Inc.                1,650         52,181
Vivus*                      500         15,063
Warner Lambert Co.          900        100,575
West Co Inc.                400          9,100
                                     ---------
                                     5,254,334
                                     ---------

SchwabFunds(R)
--------------------------------------------------------------------------------

                        Number
                       of Shares      Value
                       ---------   -----------
HOUSEHOLD PRODUCTS--0.9%
Alberto Culver Co.
  Class B (Convertible)     100       $  3,788
Avon Products, Inc.         500         44,438
Bush Boake Allen Inc.*      500         13,500
Church & Dwight Inc.        600         13,200
Clorox Co.                  300         24,788
Colgate-Palmolive Co.     1,000         76,625
Dial Corp.                1,100         30,938
Gillette Co.              3,100        167,400
International Flavors &
  Fragrances Inc.           800         39,300
Libbey Inc.                 400          9,300
Playtex Products Inc.*    1,200         10,500
Procter & Gamble Co.      4,800        405,600
                                       -------
                                       839,377
                                       -------
IMAGING & PHOTO--0.4%
Avid Technology, Inc.*      600         11,663
BMC Industries, Inc.        800         21,400
C-Cube Microsystems,
  Inc.                    1,000         49,250
Chyron Corp.*             3,200         12,800
Circon Corp.*               400          5,825
Eastman Kodak Co.         2,400        183,600
OIS Optical Imaging
  Systems Inc.*           3,500         14,000
Photronic, Inc.             400         10,550
Polaroid Corp.              200          9,000
Robotic Vision
  Systems Inc.*             400          6,875
Ultratech Stepper Inc.    1,000         26,000
                                       -------
                                       350,963
                                       -------
INSURANCE--2.3%
Acordia, Inc.               400         12,700
Aetna Life &
  Casualty Co.              800         57,000
Alexander & Alexander
  Services                3,300         62,288
Alfa Corp.                1,100         14,300
Allied Group Inc.           200          7,175
Allstate Corp.            3,100        120,513
American Annuity Group,
  Inc.                    1,400         17,500
American Bankers
  Insurance Group, Inc.   1,000         39,375
American General Corp.    1,300         45,663
American Heritage Life
  Investment Corp.          300          6,975
American International
  Group, Inc.             3,300        301,538
American Travellers
  Corp.                     450          8,859
Aon Corp.                   900         48,263
Argonaut Group, Inc.        800         25,000
Arthur J. Gallagher
  & Co.                     900         29,250
CMAC Investment Corp.       300         16,800
Capital Re Corp.            400         15,000
Capitol American
  Financial Corp.           400          9,650
Capsure Holdings Corp.*     600         10,575
Chubb Corp.                 600         56,775

                        Number
                       of Shares      Value
                       ---------   -----------
Cigna Corp.                 500        $56,688
Citizens Corp.            1,400         27,300
Commerce Group Inc.       1,100         22,000
Compdent Corp.*             400         17,650
Crawford & Co. Class A      400          6,500
Crawford & Co. Class B    1,000         16,250
Delphi Financial Group,
  Inc. Class A*             300          8,363
E.W. Blanch
  Holdings Inc.             300          6,188
Enhance Financial
  Services Group Inc.       900         24,413
Executive Risk Inc.         300          9,300
Financial Security
  Assured
  Holdings Ltd.           1,200         32,400
Foremost Corp. of
  America                   300         16,050
Fremont General Corp.     1,350         33,750
Frontier Insurance
  Group, Inc.               300          9,675
GAINSCO, Inc.               800          9,300
General Re Corp.            600         85,725
HCC Insurance Holdings,
  Inc.                      300         17,550
Harleysville Group Inc.     400         11,000
Highlands Insurance
  Group Inc.*                60          1,140
Home Beneficial Corp.
  Class B                   500         12,938
Horace Mann Educators
  Corp. (New)             1,100         36,163
ITT Hartford
  Group Inc.                800         39,100
Integon Corp.               500          9,625
Jefferson-Pilot Corp.       450         23,738
John Alden Financial
  Corp.                   1,100         21,450
Kansas City Life
  Insurance Co.             200         11,025
Liberty Corp.             1,000         31,750
Life Partners
  Group Inc.                800         16,700
Life Re Corp.               400         11,950
Lincoln National
  Corp. Inc.                700         33,775
MAIC Holdings Inc.          212          6,890
Markel Corp.*               200         16,450
Marsh & McLennan
  Companies                 500         47,000
NAC Re Corp.                500         16,375
National Re Corp.           900         31,950
Orion Capital Corp.         400         17,750
Penncorp Financial
  Group Inc.                700         21,438
Presidential Life Corp.     800          7,850
Providian Corp.             700         32,288
Reinsurance Group of
  America Inc.              900         37,350
Safeco Corp.                800         26,350
Selective Insurance
  Group, Inc.               400         12,600

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-HIGH GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                        Number
                       of Shares      Value
                       ---------   -----------
Sierra Health
  Services Inc.*            500      $  16,500
St. Paul Companies,
  Inc.                      600         31,875
State Auto Financial
  Corp.                     400          9,700
Torchmark Corp.             500         21,500
Transamerica Corp.          500         38,000
Trenwick Group Inc.         200          9,625
UNUM Corp.                  500         29,750
USF&G Corp.                 500          7,938
USLIFE Corp.                100          2,813
United Companies
  Financial Corp.         1,200         38,550
United Dental Care
  Inc.*                     200          7,900
United Insurance
  Companies, Inc.         1,400         29,750
United Wisconsin
  Services, Inc.            300          6,638
Vesta Insurance
  Group Inc.              1,200         38,550
Washington National
  Corp.                     400         11,050
Zenith National
  Insurance Corp.           400         10,050
                                     ---------
                                     2,149,135
                                     ---------
MEDIA--1.6%
AMC Entertainment Inc.*     400         10,350
BET Holdings, Inc.
  Class A*                  300          8,775
Cablevision Systems
  Corp. Class A*            400         19,950
Carmike Cinemas Inc.*       300          7,988
Central Newspapers Inc.
  Class A                 1,100         40,013
Century Communications
  Corp. Class A*          2,700         26,156
Citicasters Inc.            600         18,000
Comcast Corp. Class A     2,200         38,363
Dow Jones & Co. Inc.        700         26,163
Emmis Broadcasting
  Corp. Class A*            200          8,625
Evergreen Media*            600         23,775
GC Companies Inc.*          300         10,838
Gannett Inc.              1,000         68,375
Harte Hanks
  Communications (New)    1,500         35,438
Heartland Wireless
  Communications, Inc.*     300          8,400
Houghton Mifflin Co.        500         23,188
Interdigital Commerce
  Corp.*                  1,000          8,313
International
  Cabletel Inc.           1,300         38,269
International Family
  Entertainment Inc.
  Class B                 1,625         24,781
Jacor Communications
  Inc.*                     600         12,900
John Wiley & Son, Inc.
  Class A                   900         31,050
King World Productions,
  Inc.*                     300         13,050

                        Number
                       of Shares      Value
                       ---------   -----------
Knight-Ridder, Inc.         300      $  21,713
McClatchy Newspapers
  Inc. Class A            1,300         31,525
McGraw-Hill, Inc.           600         26,475
Media General,Inc.
  Class A                   900         34,650
Meredith Corp.              100          4,538
Metromedia
  International Group.,
  Inc.                    1,500         20,250
Movie Gallery Inc.*         300          9,300
New World
  Communications
  Class A*                1,000         18,688
New York Times Co.
  Class A                   700         22,750
Oak Industries Inc.*        400         10,800
Paxson Communications
  Corp.                     600          8,925
Pulitzer Publishing Co.     900         51,300
Regal Cinemas, Inc.         450         18,422
Renaissance
  Communications Corp.    1,300         35,913
SBC Communications Inc.   4,200        210,000
Silver King
  Communications Inc.*      300          8,850
TCA Cable TV Inc.         1,100         32,313
Tele Communications
  Inc. (New)--TCI Group
  Series A                5,000         95,938
Time Warner Inc.          2,900        118,538
Times Mirror Co. (New)
  Series A                  800         34,100
Tribune Co. (New)           400         27,900
United International
  Holdings Inc.
  Class A*                  600          8,700
Viacom Inc. Class B*      2,700        110,700
Westcott Communications
  Inc.*                     600         12,788
Westwood One Inc.*          900         15,919
                                     ---------
                                     1,493,755
                                     ---------
MISCELLANEOUS FINANCE--1.9%
1st Source Corp.            420          9,555
AMCORE Financial, Inc.      400          8,100
Aames Financial Corp.       200          8,825
Alex Brown Inc.             900         48,713
American Express Co.      3,500        169,750
Americredit Corp.*          700         10,063
Astoria Financial Corp.     300         16,013
Beneficial Corp.            400         22,100
Bok Financial Corp.
  (New)                     500         10,375
Cal-Federal
  Bancorp Inc.*           1,700         30,388
Charter One
  Financial Inc.          1,700         59,606
Coast Savings
  Financial Inc.*           500         15,563
Collective Bancorp Inc.   1,000         24,188
Commercial Federal
  Corp.                     400         15,350
Dean Witter Discover
  & Co.                   1,100         59,950
Downey Financial Corp.      420          9,083

SchwabFunds(R)
--------------------------------------------------------------------------------

                        Number
                       of Shares      Value
                       ---------   -----------
Eaton Vance Corp. (Non
  Voting)                   200      $   6,175
Federal Home Loan
  Mortgage Corp.          1,200        100,050
Federal National
  Mortgage Assoc.         7,600        232,750
First American
  Financial Corp.           400         11,000
First Financial Corp.     1,300         30,713
Fund American
  Enterprises
  Holdings, Inc.            200         15,300
Glendale Federal Bank
  (FSB) (New)*            1,500         26,250
Golden West
  Financial Corp.           500         26,313
Great Financial Corp.       400         10,975
Great Western
  Financial Corp.         1,000         23,000
Green Tree
  Financial Corp.         1,000         33,750
H.F. Ahmanson & Co.         600         14,250
Home Financial Corp.        600          8,400
Household International
  Inc.                      700         48,388
Inter-Regional
  Financial Group, Inc.     300          6,563
Interpool Inc.              400          7,200
JSB Financial, Inc.         300         10,200
Leader Financial Corp.      300         13,256
Legg Mason, Inc.            400         11,500
Merrill Lynch & Co.
  Inc.                    1,200         72,450
Money Store Inc.          2,000         50,750
Morgan Keegan, Inc.         700          8,488
Morgan Stanley
  Group Inc.              1,000         50,250
North American Mortgage
  Co.                       400          6,750
Olympic Financial Ltd.*     500         11,125
Peoples Heritage
  Financial Group, Inc.     400          8,400
Pioneer Group Inc.        1,100         29,150
Quick & Reilly
  Group, Inc.             1,100         33,550
RCSB Financial Inc.         400          9,425
Raymond James Financial
  Inc.                      500         11,313
Roosevelt Financial
  Group Inc.              1,600         30,800
Salomon Inc.                600         24,375
Sovereign Bancorp Inc.    2,205         24,531
St. Paul Bancorp Inc.       500         12,156
Standard Financial Inc.     400          5,975
Student Loan Corp.        1,000         35,750
Travelers Group Inc.      2,200        135,300
Value Line, Inc.            300         10,425
WFS Financial Inc.*         800         15,950
Westcorp Inc.             1,100         21,588
                                     ---------
                                     1,762,156
                                     ---------
MOTOR VEHICLE--1.3%
A.O. Smith Corp.
  Class B                   800         18,400
Arctco, Inc.                700          6,781

                        Number
                       of Shares      Value
                       ---------   -----------
Arvin Industries, Inc.    1,300      $  29,250
Borg Warner Automotive
  Inc.                    1,100         41,938
Breed Technologies Inc.     900         19,350
Chrysler Corp.            2,600        163,150
Cummins Engine Inc.         200          9,350
Dana Corp.                  700         23,275
Detroit Diesel Corp.*       600         11,475
Eaton Corp.                 500         30,250
Echlin Inc.                 300         10,313
Federal Mogul Corp.       1,000         19,000
Fleetwood
  Enterprises, Inc.         200          5,250
Ford Motor Co.            8,200        294,175
General Motors Corp.      5,500        298,375
Gentex Corp.*               400         15,750
Genuine Parts Co.           800         35,400
Hayes Wheels
  International Inc.        500         15,188
Mascotech Inc.            1,500         19,688
Modine Manufacturing
  Co.                     1,000         27,500
PACCAR Inc.                 200          9,950
Standard Products Co.       500         12,688
Superior Industries
  International, Inc.     1,000         27,375
TRW Inc.                    400         37,550
Titan Wheel
  International Inc.        500          8,063
                                     ---------
                                     1,189,484
                                     ---------
NON-FERROUS--0.6%
A.M. Castle & Co.           300         10,050
Alcan Aluminum Ltd.       1,600         51,000
Aluminum Company of
  America                 1,600         99,800
Asarco Inc.                 200          6,625
Brush Wellman Inc.          500          9,375
Coeur d'Alene Mines
  Corp.                     500          9,938
Commercial Metals Co.       500         15,000
Cyprus Amax
  Minerals Co.              600         16,275
Echo Bay Mines Ltd          600          7,875
Engelhard Corp.           1,000         25,125
Freeport McMoran Copper
  & Gold Class B          1,400         46,025
Hecla Mining Co.*         1,100          8,525
IMCO Recycling Inc.         400          8,700
Inco Ltd.                 1,200         40,350
Material Sciences
  Corp.*                    300          4,800
Minerals Technologies
  Inc.                    1,000         38,500
Mueller Industries Inc.     900         36,225
Phelps Dodge Corp.          500         36,750
Reynolds Metals Co.         400         21,500
Stillwater Mining Co.*      600         14,250
Sunshine Mining &
  Refining Co.*           4,500          7,313
Wolverine Tube Inc.*        400         14,700
                                     ---------
                                       528,701
                                     ---------

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-HIGH GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                        Number
                       of Shares      Value
                       ---------   -----------
OIL-DOMESTIC--0.7%
Amerada Hess Corp.          700      $  39,638
Ashland Inc.                400         16,450
Atlantic Richfield Co.    1,100        129,525
Barrett Resources
  Corp.*                  1,100         30,525
Cross Timbers Oil Co.       400          8,000
Diamond Shamrock Inc.     1,300         44,038
KCS Energy, Inc.            200          4,525
Kerr-McGee Corp.            400         25,550
Oryx Energy Co.*            500          8,000
Pennzoil Co.                200          8,850
Phillips Petroleum Co.    2,100         87,150
Pogo Producing Co.        1,300         46,963
Quaker State Corp.          900         14,175
Santa Fe Energy
  Resources, Inc.*          400          4,800
Smith International
  Inc.*                   1,100         32,725
Snyder Oil Corp.            700          6,300
Sun Inc.                    400         12,400
USX Corp. (Marathon
  Group) (New)            2,000         44,000
Unocal Corp.              1,700         54,613
                                     ---------
                                       618,227
                                     ---------
OIL-INTERNATIONAL--2.4%
Amoco Corp.               3,400        248,200
Chevron Corp.             4,800        278,400
Exxon Corp.               9,000        765,000
Mobil Corp.               2,800        322,000
Royal Dutch
  Petroleum Co.           3,700        530,025
Texaco Inc.               1,800        153,900
Western Atlas, Inc.*        400         24,000
                                     ---------
                                     2,321,525
                                     ---------
PAPER--0.9%
Alco Standard Corp.         900         52,088
Boise Cascade Corp.         300         13,950
Caraustar Industries
  Inc.                    1,100         27,638
Champion International
  Corp.                     700         33,775
Chesapeake Corp.          1,100         31,763
Georgia Pacific Corp.       600         46,650
International Paper Co.   2,100         83,738
James River Corp.           400         10,700
Kimberly Clark Corp.      2,280        165,585
Longview Fibre Co.        1,800         31,725
Louisiana Pacific Corp.     700         17,588
Mead Corp.                  300         16,688
P.H. Glatfelter Co.       1,500         24,938
Potlatch Corp.              100          4,263
Rock Tennessee Co.
  Class A                   900         15,806
Schweitzer Mauduit
  International Inc.        100          2,713
Shorewood Packaging
  Corp.*                    600         10,350
Temple-Inland Inc.          400         19,400
Thermo Fibertek Inc.      1,500         34,313
Union Camp Corp.            500         27,188
Wausau Paper
  Mills Co.               1,625         37,375
Westvaco Corp.              700         21,700

                        Number
                       of Shares      Value
                       ---------   -----------
Weyerhaeuser Co.          1,300       $ 64,350
Willamette
  Industries, Inc.          600         37,050
                                       -------
                                       831,334
                                       -------
PRODUCER GOODS-MANUFACTURING--3.6%
Albany International
  Corp. Class A (New)     1,300         27,950
Allied Signal Inc.        2,300        133,688
American Financial
  Enterprises Inc.          300          7,275
Applied Power Inc.
  Class A                   400         12,550
AptarGroup, Inc.            500         18,813
Avery Dennison Corp.        400         22,800
BT Office Products
  International Inc.*     1,200         20,850
BW/IP Holding, Inc.
  Class A                   600         12,450
Baldor Electric Co.       1,200         25,950
Barnes Group Inc.           200          9,275
Bearings Inc. (New)         300          9,600
Blyth Industries Inc.       800         31,800
Boise Cascade Office
  Products Corp.            900         70,425
Briggs & Stratton Corp.     100          4,538
Case Corp.                  600         30,300
Caterpillar Inc.          1,300         83,200
Cincinnati
  Milacron Inc.             100          2,638
Clarcor Inc.                400          7,900
Coherent Inc.*              300         16,106
Collins & Aikman Corp.*   1,900         13,300
Commercial Intertech
  Corp.                     500          9,500
Cooper Industries Inc.      800         34,000
Corporate Express, Inc.     480         17,970
Credence Systems Corp.      600         12,975
Deere & Co.               1,700         66,088
Donaldson Inc.            1,200         31,500
Dover Corp.                 800         41,200
Duriron Inc.              1,100         28,875
Emerson Electric Co.      1,600        133,800
FMC Corp. (New)*            200         13,875
Fisher Scientific
  International, Inc.       900         33,638
Foster Wheeler Corp.        300         13,875
General Binding Corp.       500         11,500
General Electric Co.     11,900        922,250
Giddings & Lewis Inc.     1,100         20,350
Goulds Pumps Inc.         1,000         23,438
Graco Inc.                  450          9,056
Greenfield
  Industries Inc.           400         15,175
Griffon Corp.*              700          6,300
Harnischfeger
  Industries Corp.          200          8,100
Helix Technology Corp.      300         11,306
Herman Miller Inc.        1,200         36,900
IDEX Corp.                1,000         39,250
ITT Industries Inc.         800         22,000

SchwabFunds(R)
--------------------------------------------------------------------------------

                        Number
                       of Shares      Value
                       ---------   -----------
Illinois Tool
  Works Inc.                800       $ 53,800
Ingersoll Rand Co.          700         27,125
Insilco Corp.*              300         10,406
Interface Inc. Class A      400          5,225
Intermagnetics General
  Corp.                     400          6,400
Ionics Inc.                 400         19,200
JLG Industries Inc.         500         27,375
Johnson Controls, Inc.      300         21,450
Juno Lighting Inc.          400          5,950
Kaydon Corp.                900         35,775
Kennametal Inc.             900         34,088
Keystone
  International Inc.      1,000         21,875
Lawson Products, Inc.       400          9,200
Lincoln Electric Co.        300          8,025
Lincoln Electric Co.
  Class A (Non Voting)      900         25,425
Lydall Inc.                 400          9,400
Manitowoc Inc.              300         10,200
Measurex Corp.              400         11,600
Millipore Corp.             200          8,375
Mine Safety
  Appliances Co.            200          8,875
Myers Industry Inc.         500          9,063
NN Ball & Roller, Inc.      400         10,000
Navistar International
  Corp.*                  5,700         68,400
Nu-Kote Holding Inc.
  Class A                   500          8,875
Pall Corp.                  600         16,800
Parker Hannifin Corp.       500         21,125
Precision Castparts
  Corp.                   1,000         43,375
Presstek Inc.               900        124,988
Raychem Corp.               300         23,363
Roper Industries            400         18,850
SPS Technologies, Inc.      100          6,500
Standex International
  Corp.                     400         10,800
Stewart & Stevenson
  Services, Inc.            900         26,550
TRINOVA Corp.             2,100         74,025
Teleflex Inc.               500         23,188
Tencor Instruments        1,100         27,156
Tenneco Inc.              1,200         65,850
Texas Industries Inc.       300         19,200
Timken Co.                  100          3,963
TriMas Corp.              1,300         30,713
Triarc Cos., Inc.
  Class A*                  700          8,838
Tyco Interest Ltd         1,100         42,488
U.S. Filter Corp. (New)   1,100         33,825
UNR Industries, Inc.      1,200         11,100
Valhi, Inc. (New)         3,900         25,350
Valmont Industries,
  Inc.                      300          9,675
Varity Corp.*               200          8,525
W.W. Grainger, Inc.         400         27,600
WMS Industries Inc.*        600         10,875
Watts Industries Inc.
  Class A                 1,300         26,650
Westinghouse Air Brake
  Co. (New)                 600          8,475

                        Number
                       of Shares      Value
                       ---------   -----------
Westinghouse Electric
  Corp.                   2,900      $  54,738
Westpoint Stevens Inc.
  Class A                 1,300         27,381
Wyman Gordon Co.*         1,000         18,250
X-Rite, Inc.                500          8,750
Zero Corp.                  500          9,000
Zurn Industries, Inc.       400          8,150
                                     ---------
                                     3,456,552
                                     ---------
RAILROAD--0.4%
Burlington Northern
  Santa Fe                1,000         87,500
CSX Corp.                 1,400         71,750
Conrail Inc.                500         34,875
Florida East Coast
  Industry Inc.             300         26,700
Norfolk Southern Corp.      900         75,600
Union Pacific Corp.       1,400         95,375
                                     ---------
                                       391,800
                                     ---------
REAL PROPERTY--0.1%
Avatar Holdings, Inc.*      200          7,800
Catellus Development
  Corp.*                  2,700         24,638
Forest City
  Enterprises, Inc.
  Class A                   200          7,550
Insignia Financial
  Group Class A (New)       600         13,200
Lennar Corp.              1,400         35,000
Price Enterprises Inc.      700         11,200
                                     ---------
                                        99,388
                                     ---------
RETAIL--2.9%
Albertson's Inc.          1,800         69,300
American Stores Co.
  (New)                   1,000         33,375
AnnTaylor Stores Corp.*     500          8,563
Arbor Drugs, Inc.         1,100         22,413
Best Buy Co., Inc.*       1,500         28,875
Blair Corp.                 200          5,225
Burlington Coat Factory
  Warehouse*              1,100         11,963
CDW Computer
  Centers Inc.*             400         30,900
CUC International Inc.    1,100         36,163
Carson Pirie Scott &
  Co.*                      400          9,700
Casey's General
  Stores Inc.               700         15,094
Charming Shoppes Inc.     3,600         23,175
Circle K Corp.*             900         28,125
Circuit City Stores
  Inc.                      700         22,225
Claire's Stores Inc.        750         16,313
CompUSA Inc.              2,000         69,250
Dayton Hudson Corp.         600         57,300
Dillard Department
  Stores Inc. Class A       800         32,100
Dollar Tree Stores Inc.     600         20,100
Duty Free
  International Inc.        800         10,700
Family Dollar
  Stores, Inc.            1,900         28,975

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-HIGH GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                         Number
                        of Shares      Value
                        ---------   -----------
Federated Department
  Stores Inc.*            1,400       $ 46,725
Fingerhut
  Companies, Inc.         1,300         16,575
Fred Meyer Inc.*            800         23,000
Fruit of the Loom Inc.
  Class A*                  400         10,550
Gap Inc.                  2,000         60,250
Giant Food Inc. Class A     300          9,563
Great Atlantic &
  Pacific Tea Co., Inc.     200          6,975
Gymboree Corp.*           1,100         28,600
Harcourt General Inc.       400         17,600
Hollywood Entertainment
  Corp.                     900         14,681
Home Depot Inc.           3,600        170,550
Home Shopping
  Network, Inc.*          3,100         36,425
J.C. Penney Inc.          1,600         79,200
Just for Feet Inc.          500         23,906
K Mart Corp.              3,100         31,388
Kroger Co.*                 800         32,900
Lands' End, Inc.*         1,000         19,750
Limited Inc.              1,997         41,438
Longs Drug Stores Corp.     100          4,525
Lowe's Cos. Inc.          1,100         35,613
MacFrugals Bargains-
  Close-Out*                600          8,025
May Department
  Stores Co.              1,700         86,700
Melville Corp.            1,200         46,650
Mercantile Stores Co.,
  Inc.                      300         18,713
Michaels Stores Inc.*       500          9,219
Nordstrom Inc.              500         25,375
Penn Traffic Co. (New)*     200          2,750
Pep Boys--Manny,
  Moe & Jack                300         10,013
Petco Animal
  Supplies Inc.             300          8,700
Pier 1 Imports Inc.       1,400         18,725
Price Costco Inc.*        1,900         35,981
Proffitt's, Inc.*           700         23,013
Quality Food
  Centers, Inc.             400         10,500
Regis Corp.                 300         11,063
Rite Aid Corp.              600         17,775
Ross Stores Inc.            600         20,775
Ruddick Corp.             1,600         21,200
Sears Roebuck & Co.       2,900        144,638
Service Merchandise
  Co. Inc.*               2,700         12,825
Shopko Stores Inc.          900         13,950
Smart & Final Inc.          500         11,375
Smith's Food & Drug
  Centers, Inc. Class B     900         22,500
Sotheby's Holdings,
  Inc. Class A            1,600         22,600
Spiegel, Inc. Class A
  (Non Voting)            3,700         37,000
Sports Authority Inc.*      500         14,875
Stanhome Inc.               500         14,750
Stein Mart Inc.*            500          7,938

                        Number
                       of Shares      Value
                       ---------   -----------
Strawbridge & Clothier
  Class A                  300      $   5,550
TJX Companies, Inc.        300          8,850
Tandy Corp.                400         20,750
Tiffany & Co. (New)        900         58,725
Toys "R" Us, Inc.*       2,300         64,113
United Stationers Inc.     400          9,050
Vitalink Pharmacy
  Services, Inc.*          300          6,788
Waban Inc.*              1,300         31,850
Wal-Mart Stores, Inc.   16,000        382,000
Walgreen Co.             1,700         54,400
Williams-Sonoma Inc.*    1,100         27,569
Winn Dixie Stores Inc.   1,100         36,300
Woolworth Corp.            700         13,388
Zale Corp. (New)*        1,000         18,813
                                    ---------
                                    2,705,822
                                    ---------
STEEL--0.3%
Armco Inc.*              3,400         19,125
Bethlehem Steel Corp.*     500          6,813
Birmingham Steel Corp.   1,200         19,200
Carpenter Technology
  Corp.                    900         33,863
Chaparral Steel Co.      1,200         18,150
Cleveland Cliffs Inc.      300         12,525
Inland Steel
  Industries, Inc.         200          4,925
Intermet Corp.*            700         10,238
J & L Specialty Steel
  Inc.                   1,100         19,938
Lukens Inc.                400         10,550
National Steel Corp.
  Class B*               1,200         16,350
Nucor Corp.                600         33,750
Oregon Steel Mills Inc.    400          6,350
Quanex Corp.               300          6,600
Rouge Steel Co. Class A    300          6,713
USX Corp. (U.S.
  Steel Group)             500         16,500
WHX Corp.*                 600          6,900
Worthington
  Industries Inc.        1,100         22,481
                                    ---------
                                      270,971
                                    ---------
TELEPHONE--3.5%
360 Communications Co.*    900         21,150
AT&T Corp.              11,400        698,250
Airtouch Communications
  Inc.*                  3,600        112,500
Alltel Corp.             1,200         39,450
American Mobile
  Satellite Corp.*       1,100         21,175
Ameritech Corp. (New)    3,800        221,825
Andrew Corp.               300         14,363
Antec Corp.*               500          7,594
Arch Communications
  Group, Inc.*             800         19,000
Aspect
  Telecommunications
  Corp.                  1,000         57,500
Associated Group Inc.
  Class A*                 500         13,906
Bell Atlantic Corp.      3,000        195,000

SchwabFunds(R)
--------------------------------------------------------------------------------

                        Number
                       of Shares      Value
                       ---------   -----------
BellSouth Corp.           6,900      $ 276,000
Boston Technology Inc.
  (New)*                    700         12,250
C-TEC Corp.               1,200         35,850
California Microwave*       400          7,350
Cellstar Corp.*             500          4,688
Centennial Cellular
  Corp. Class A*            400          6,500
Cidco Inc.*                 400         14,250
Coherent Communications
  Systems Corp.             400          7,600
Colonial Data
  Technologies*             300          6,825
Comnet Cellular Inc.*       300          9,938
DSC Communications
  Corp.*                    700         21,963
Echostar Communications
  Corp. Class A*            300          9,938
GTE Corp.                 6,700        290,613
General Datacom
  Industries Inc.*          500          6,875
Geotek Communications
  Inc.*                   1,200         12,525
InterVoice, Inc.*           500         14,031
Lincoln
  Telecommunications      1,400         23,538
Loral Space &
  Communications*         1,100         15,813
MCI Communications
  Corp.                   5,000        146,875
Microcom Inc.*              400          9,800
Mobilemedia Corp.
  Class A*                1,000         19,875
Nextel Communications
  Inc.*                     535          9,630
Northern Telecom Ltd      1,800         92,700
Nynex Corp.               3,200        157,200
Octel Communications
  Corp.                   1,100         49,500
P-Com Inc.                  500         12,531
Pacific Telesis Group     3,200        109,600
Pairgain Technologies
  Inc.*                     900         86,175
Plantronics, Inc.
  (New)*                    200          8,025
Sprint Corp.              2,700        113,738
Tellabs Inc.                600         33,225
U S WEST, Inc.
  (Communications
  Group)                  3,400        111,350
U S West Inc.
  (Media Group)*          3,800         74,100
Vanguard Cellular
  Systems, Inc.
  Class A*                1,200         25,800
Worldcom Inc.*            1,300         61,019
                                     ---------
                                     3,319,403
                                     ---------
TOBACCO--0.7%
American Brands, Inc.     1,200         49,950
Loews Corp.                 800         61,000

                        Number
                       of Shares      Value
                       ---------   -----------
Philip Morris Companies
  Inc.                    6,200       $558,775
UST Inc.                  1,200         38,400
                                       -------
                                       708,125
                                       -------
TRANSPORTATION-MISCELLANEOUS--0.5%
Air Express
  International Corp.       500         13,938
Airbourne Freight Corp.   1,000         26,375
Amerco Inc.*              1,600         35,500
American Freightways
  Corp.*                    700         10,675
American President
  Companies, Ltd.           800         19,100
Arnold Industries Inc.      800         12,800
Caliber Systems Inc.        200          8,025
Consolidated
  Freightways Inc.          200          5,225
Expeditores
  International of
  Washington Inc.           300          8,813
Federal Express Corp.*      400         32,300
Greyhound Lines Inc.      2,100          7,481
Harper Group, Inc.          500          9,625
Heartland Express, Inc.     961         28,350
J.B. Hunt Transport
  Services Inc.           1,100         22,619
Kirby Corp.*                800         14,100
Landstar Systems, Inc.*     300          8,325
M.S. Carriers, Inc.*        300          5,775
NACCO Industries, Inc.
  Class A                   400         25,250
Overseas Shipholding
  Group                   1,400         28,175
Pittston Co.
  (Burlington Group)        100          1,988
Pittston Services Group     200          5,575
Roadway Express Inc.        350          5,228
Rollins Truck Leasing
  Corp.                   1,100         11,963
Ryder System, Inc.          400         11,650
Shurgard Storage
  Centers Inc. Class A      700         17,938
Swift Transportation
  Inc.                      600         11,400
TNT Freightways Corp.       600         13,538
Wabash National Corp.       600         11,850
Werner Enterprises Inc.   1,100         27,088
XTRA Corp.                  600         27,300
Yellow Corp.                900         11,025
                                       -------
                                       478,994
                                       -------
TRAVEL & RECREATION--0.8%
Anchor Gaming*              300         13,275
Anthony Industries,
  Inc.                      400         11,400
Aztar Corp.*                900          8,775
Bally Entertainment
  Corp.                   2,000         41,750
Bally Total Fitness
  Holding Corp.*            375          2,063
Boyd Gaming Corp.*        2,100         29,400
Brunswick Corp.             500         11,000
Doubletree Corp.*           600         19,163
Harrahs Entertainment
  Inc.*                     700         24,150

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-HIGH GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                        Number
                       of Shares      Value
                       ---------   -----------
Hilton Hotels Corp.         300       $ 31,650
ITT Corp. (New)*            800         48,700
Marcus Corp.                500         13,938
Marriot International
  Inc.                      900         43,875
Players International
  Inc.                      700          7,963
Polaris Industries Inc.   1,200         41,850
Primadonna Resorts
  Inc.*                     900         17,213
Prime Hospitality
  Corp.*                    700         10,588
Rio Hotel &
  Casino Inc.*              500          9,000
Showboat, Inc.              500         16,000
Speedway Motorsports,
  Inc.                    1,400         37,450
Station Casinos Inc.*     1,000         13,125
Stratosphere Corp.*       1,900         20,781
Topps Inc.                1,100          6,428
Walt Disney Co.           4,973        308,326
                                       -------
                                       787,863
                                       -------
UTILITIES--2.4%
American Electric Power
  Co., Inc.               1,200         48,750
Aquila Gas Pipeline
  Corp.                     700          9,713
Atmos Energy Corp.          500         12,375
Baltimore Gas &
  Electric Co.            1,100         29,013
Bay State Gas Co.           300          8,325
Black Hills Corp.           400         10,000
Carolina Power & Light
  Co.                     1,000         36,000
Central & South West
  Corp.                   1,600         43,600
Central Hudson Gas &
  Electric Corp.            500         14,500
Central Louisiana
  Electric Co. (New)      1,100         28,188
Central Maine
  Power Co.                 900         12,825
Cilcorp Inc.                400         17,250
Cinergy Corp.             1,100         31,900
Coastal Corp.               700         27,738
Columbia Gas
  System, Inc.              400         19,450
Commonwealth Energy
  System (Shares of
  Beneficial Interest)      300         13,763
Consolidated
  Edison Co.              2,100         61,688
Consolidated Natural
  Gas Co.                   600         28,050
DTE Energy Co.            1,000         31,000
Destec Energy, Inc.*      2,000         23,500
Dominion
  Resources Inc.          1,100         42,350
Duke Power Co.            1,400         65,800
ENSERCH Corp.               300          6,450
Eastern Enterprises       1,100         39,463
Eastern Utilities
  Association             1,000         20,375
Edison International      2,800         44,800
Empire District
  Electric Co.              400          7,300
Energen Corp.               300          6,863

                        Number
                       of Shares      Value
                       ---------   -----------
Enron Corp.               1,800       $ 72,450
Entergy Corp.             1,400         37,100
FPL Group, Inc.           1,200         51,750
General Public
  Utilities Corp.           800         25,400
Houston Industries Inc.   1,600         34,200
IES Industries Inc.       1,300         34,450
Indiana Energy Inc.         600         14,325
Interstate Power Co.        300          9,188
K N Energy Inc.           1,200         38,400
Laclede Gas Co.             400          9,400
MDU Resources Group,
  Inc.                    1,200         26,250
Madison Gas & Electric
  Co.                       450         11,025
NICOR Inc.                  200          5,575
New Jersey Resources
  Corp.                     500         14,188
Niagara Mohawk Power
  Corp.                     700          5,250
NorAm Energy Co.            600          6,600
Northern States
  Power Co.                 500         23,375
Northwest Natural
  Gas Co.                   400         13,075
Northwestern Public
  Service Co.               300          8,363
Ohio Edison Co.             800         16,700
Oneok Inc.                  900         23,175
Orange & Rockland
  Utilities, Inc.           400         13,650
Otter Tail Power Co.        300         10,988
P P & L Resources Inc.    1,400         31,675
Pacific Enterprises         400         10,300
Pacific Gas &
  Electric Co.            2,700         61,425
Pacificorp                1,800         36,000
Panenergy Corp.           1,100         36,850
Peco Energy Co.           1,700         42,288
Peoples Energy Corp.        100          3,150
Philadelphia Suburban
  Corp.                     400          9,300
Piedmont Natural
  Gas Inc.                1,200         25,950
Primark Corp.*            1,100         39,050
Public Service Co. of
  New Mexico              1,200         21,000
Public Service Co. of
  North Carolina Inc.       400          6,450
Public Service
  Enterprise Group        1,500         39,188
Seagull Energy Corp.*     1,400         34,125
Sierra Pacific
  Resources               1,300         31,525
Sig Corp.                   900         30,038
Sonat Inc.                  600         26,175
South Jersey
  Industries Inc.           300          7,013
Southern Co.              5,100        112,200
Southern Union Co.
  (New)                     400          8,800
Southwest Gas Corp.         700         11,638

SchwabFunds(R)
--------------------------------------------------------------------------------

                        Number
                       of Shares      Value
                       ---------   -----------
Southwestern
  Energy Co.                600     $    8,325
Tejas Gas Corp.             800         40,000
Texas Utilities Co.       1,900         76,475
Thermo Ecotek Corp.         600         14,175
Tucson Electric
  Power Co.*              4,300         12,363
UGI Corp. (New)           1,300         29,088
Unicom Corp.              1,700         46,750
Union Electric Co.          700         27,038
United Illuminating Co.     400         14,550
United Water Resources
  Inc.                      900         11,250
WPS Resources Corp.       1,100         34,788
Washington Energy Co.       600         11,625
Western Gas
  Resources Inc.            600          8,850
Wicor Inc.                  900         30,938
Williams Cos. Inc.          700         35,788
Yankee Energy
  System, Inc.              300          6,713
                                   -----------
                                     2,278,762
                                   -----------
                                    54,539,746
                                   -----------
INTERNATIONAL--19.7%
AUSTRALIA--0.4%
Australia & New Zealand
  Banking Group           6,047         28,881
Broken Hill Proprietary
  Co., Ltd.               8,884        136,715
Commonwealth Bank Group   4,031         33,090
National Australia Bank   5,726         51,368
News Corp., Ltd.          8,173         47,895
Western Mining Corp.      4,539         33,089
Westpac Banking Corp.     5,767         27,997
                                    ----------
                                       359,035
                                    ----------
BELGIUM--0.2%
Electrabel                  211         47,321
Electrabel, VVPR Strip       44            119
Generale de Banque           65         22,919
Petrofina SA                 95         28,096
Societe Generale de
  Belgique                  322         25,060
Tractebel Investor
  International              32         13,011
Tractebel Investor
  International, VVPR
  Strip                      32         12,961
                                    ----------
                                       149,487
                                    ----------
CANADA--0.6%
Alcan Aluminum Ltd.         975         31,008
BCE Inc.                  1,370         53,884
Bank of Montreal          1,152         27,668
Bank of Nova Scotia,
  Halifax                   999         22,636
Barrick Gold Corp.        2,344         71,878
Canadian Imperial Bank
  of Commerce             1,049         32,591
Canadian Pacific Ltd.     1,482         30,152

                        Number
                       of Shares      Value
                       ---------   -----------
Imperial Oil Ltd. (New)     835      $  33,946
Northern Telecom Ltd.     1,107         56,996
Placer Dome Inc.          1,035         28,811
Royal Bank of Canada,
  Montreal, Quebec        1,360         32,214
Seagram Co. Ltd.          1,480         49,841
Thomson Corp.             2,550         42,422
Toronto-Dominion Bank     1,305         22,621
                                     ---------
                                       536,668
                                     ---------
DENMARK--0.1%
Novo Nordisk A/S
  Series B                  163         21,183
Tele Danmark A/S
  Series B                  570         28,684
                                     ---------
                                        49,867
                                     ---------
FRANCE--1.3%
AXA Groupe SA               897         53,447
Alcatel Alsthom
  CGE SA                    708         66,587
BQE National de Paris       840         35,079
Carrefour                   112         87,519
Christian Dior              183         24,400
Cie Financiere de
  Paribas (Bearer)          523         33,642
Cie Generale de Eaux        561         61,012
Compagnie de Saint-
  Gobain SA                 364         43,603
Danone Groupe               310         46,852
Elf Aquitaine             1,250         92,961
L'Air Liquide               289         52,515
L'Oreal SA                  285         88,078
LVMH Moet Hennessy
  Louis Vuitton             400        102,332
Lafarge Coppee SA           402         25,750
Lyonnaise des Eaux-
  Dumez                     253         25,410
Michelin (CGDE) Class B
  (Reg.)                    502         24,879
PSA Peugeot Citroen         218         30,459
Pinault Printemps
  Redoute SA                 97         29,452
Renault (Regie
  Nationale)              1,041         31,567
Rhone-Poulenc SA
  A Shares                1,413         33,907
Roussel Uclaf               119         28,049
Sanofi                      448         36,152
Schneider SA                579         26,981
Societe Generale            381         44,238
Suez Group                  695         28,795
TOTAL Class B             1,097         74,450
Union des Assurances de
  Paris                   1,341         29,039
                                     ---------
                                     1,257,155
                                     ---------
GERMANY--1.5%
BASF AG                     251         68,534
Bankgesell Berlin            60         12,326
Bayer AG                    302         97,254
Bayerische Hypotheken &
  Wechsel Bank AG         1,052         26,168

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-HIGH GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                        Number
                       of Shares      Value
                       ---------   -----------
Bayerische Motoren
  Werke AG                   80      $  43,190
Bayerische Vereinsbank
  AG                        984         28,924
Commerzbank AG              168         36,379
Daimler-Benz AG             220        120,498
Deutsche Bank AG          2,271        108,840
Dresdner Bank AG          1,678         42,221
Hoechst AG                  256         86,220
Linde AG                     31         18,954
Lufthansa AG                133         21,094
Mannesmann AG               153         52,269
Muenchener
  Rueckversicherung
  (Reg.)                     34         61,741
RWE AG*                   3,571        139,024
RWE AG (Non Voting)*      1,501         43,680
Sap AG                      248         32,156
Siemens AG                  242        132,516
Thyssen AG                  128         23,202
Veba AG                   2,051        101,954
Vereinigte
  Elektrizitatswerke
  Westfalen Series B         82         23,568
Viag AG                      72         28,242
Viag AG (New)*               20          7,845
Volkswagen AG               110         37,974
                                     ---------
                                     1,394,773
                                     ---------
HONG KONG--0.8%
CITIC Pacific             7,000         27,510
Cheung Kong Holdings      8,000         57,139
China Light & Power      11,000         51,904
Hang Seng Bank Ltd.       8,400         85,243
Henderson China              24             67
Henderson Land
  Development Co.         6,000         43,048
Hongkong Electric
  Holdings Ltd.          26,000         82,684
Hongkong
  Telecommunications
  Ltd.                   42,800         81,611
Hutchison
  Whampoa Ltd.           13,000         80,667
New World Development
  Co.                     6,138         27,534
Sun Hung Kai Properties   9,000         85,806
Swire Pacific Ltd.
  Class A                 7,000         59,725
Wharf Holdings            7,000         25,926
                                     ---------
                                       708,864
                                     ---------
ITALY--0.4%
Alleanza Assicurazioni    1,523         14,382
Assicurazioni Generali    3,653         91,091
Fiat SpA                 14,966         51,020
Fiat SpA, di Risp
  (Non-Convertible)       6,565         11,957
INA                      14,965         22,994
STET                     17,472         59,060
STET di Risp
  (Non-Convertible)       5,004         13,119
Telecom Italia           30,252         61,685
Telecom Italia di Risp
  (Non-Convertible)       9,137         15,150

                        Number
                       of Shares      Value
                       ---------   -----------
Telecom Italia Mob       30,252       $ 66,818
Telecom Italia Mob
  di Risp                11,325         15,878
                                       -------
                                       423,154
                                       -------
JAPAN--7.0%
Ajinomoto Co., Inc.       1,000         12,523
All Nippon Airways Co.,
  Ltd.                    4,000         45,505
Asahi Bank                6,000         77,434
Asahi Breweries           1,000         12,141
Asahi Chemical Industry
  Co.                     3,000         22,800
Asahi Glass Co., Ltd.     3,000         36,423
Bank of Fukuoka           2,000         17,552
Bank of Tokyo
  Mitsubishi (Bank of
  Tokyo shares)           4,000         92,156
Bank of Tokyo
  Mitsubishi
  (Mitsubishi Bank
  shares)                 8,400        194,331
Bank of Yokohama          3,000         26,930
Bridgestone Corp.         2,000         37,092
Canon Inc.                2,000         39,769
Chiba Bank                1,000          9,034
Chubu Electric
  Power Co.               2,000         50,667
Chugoku Electric Power
  Co., Inc.               1,000         23,804
DDI Corp.                     5         42,971
Dai Nippon
  Printing Co.            2,000         37,666
Dai-Ichi Kangyo
  Bank, Ltd.              9,000        183,261
Daiei Inc.                1,000         13,575
Daiwa Bank                4,000         31,165
Daiwa House
  Industries Co.          1,000         15,965
Daiwa Securities Co.      4,000         61,565
East Japan Railway Co.        9         48,095
Fanuc                     1,000         43,497
Fuji Bank, Ltd.           8,000        175,135
Fuji Photo Film Co.       1,000         31,165
Fujitsu Ltd.              5,000         51,623
Gunma Bank                1,000         11,567
Hachijuni Bank            1,000         11,567
Hankyu Corp.              2,000         12,217
Hitachi Ltd.              9,000         97,223
Hitachi Zosen Corp.       2,000         10,975
Hokkaido Electric Power
  Co.                     1,000         23,995
Hokuriku Electric Power
  Co.                     1,000         23,899
Honda Motor Co., Ltd.     3,000         68,544
Industrial Bank of
  Japan, Ltd.             7,000        187,372
Ishikawajima-Harima
  Heavy Industries        3,000         14,913
Ito-Yokado Co., Ltd.      1,000         58,984
Itochu Corp.              4,000         30,477
Japan Air Lines Co.,
  Ltd.                    4,000         32,006
Japan Telecom Co.             1         21,032
Japan Tobacco Inc.            4         37,015
Joyo Bank                 1,000          8,183
Jusco Co.                 1,000         30,974

SchwabFunds(R)
--------------------------------------------------------------------------------

                        Number
                       of Shares      Value
                       ---------   -----------
Kajima Corp.              2,000       $ 22,561
Kansai Electric
  Power Co.               2,600         63,133
Kao Corp.                 1,000         13,384
Kawasaki Heavy
  Industries              2,000         10,344
Kawasaki Steel Co.        8,000         29,291
Kinki Nippon
  Railway Co.             4,120         32,060
Kirin Brewery Co., Ltd.   3,000         39,004
Kobe Steel                5,000         15,535
Kokusai Denki             1,000         98,466
Komatsu Ltd.              2,000         19,311
Kubota Corp.              4,000         27,876
Kyocera Corp.             1,000         75,331
Kyushu Electric
  Power Co.               1,000         24,855
Long-Term Credit Bank
  of Japan                6,000         52,024
Marubeni Corp.            4,000         23,976
Marui Co.                 1,000         22,083
Matsushita
  Communication
  Industrial Co., Ltd.    1,000         26,767
Matsushita Electric
  Industrial Co., Ltd.    6,000        106,113
Matsushita Electric
  Works                   1,000         11,376
Mitsubishi Chemical
  Corp.                   5,000         27,437
Mitsubishi Corp.          4,000         56,976
Mitsubishi Electric
  Corp.                   5,000         39,386
Mitsubishi Estate Co.     3,000         42,159
Mitsubishi Heavy
  Industries              9,000         80,359
Mitsubishi
  Materials Co.           2,000         12,045
Mitsubishi Motors         2,000         18,049
Mitsubishi Trust &
  Banking Corp.           4,000         69,213
Mitsui & Co.              4,000         38,124
Mitsui Fudosan Co.        2,000         26,385
Mitsui Marine & Fire
  Insurance               2,000         16,959
Mitsui Trust & Banking
  Co.                     3,000         36,136
Murata Manufacturing
  Co.                     1,000         38,813
NEC Corp.                 4,000         50,858
NKK Corp.                 8,000         25,085
New Oji Paper Co.         1,000          9,244
Nikko Securities Co.      4,000         50,858
Nikon Corp.               1,000         13,479
Nintendo Co., Ltd.        1,000         77,243
Nippon Credit Bank        3,000         12,246
Nippon Express Co.        3,000         31,260
Nippon Oil Co.            3,000         20,793
Nippon Paper Industries
  Co.                     2,000         14,646
Nippon Steel Corp.       19,000         68,658
Nippon Telegraph &
  Telephone Corp.            40        310,119
Nippon Yusen Kabushiki
  Kaisha                  2,000         12,141
Nippondenso Co.           2,000         43,593

                        Number
                       of Shares      Value
                       ---------   -----------
Nissan Motor Co., Ltd.    6,000       $ 50,705
Nomura Securities
  Co., Ltd.               5,000        108,981
Obayashi Corp.            1,000          9,302
Odakyu Electric Railway
  Co.                     2,060         14,770
Oki Electric Industry
  Co., Ltd.               1,000          7,935
Omron Corp.               1,000         22,561
Ono Pharmaceutical Co.    1,000         37,761
Osaka Gas Co.             7,000         28,039
Ricoh Co., Ltd.           1,000         11,759
Rohm Co.                  1,000         63,668
Sakura Bank               9,000        105,827
Sankyo Co.                1,000         24,282
Sanwa Bank                8,000        162,134
Sanyo Electric Co.,
  Ltd.                    5,000         31,930
Secom Co.                 1,000         70,742
Seibu Railway Co.         1,000         56,211
Sekisui Chemical Co.      1,000         12,619
Sekisui House             2,000         24,855
Seven-Eleven Japan Co.    1,100         77,922
Sharp Corp.               3,000         52,196
Shikoku Electric
  Power Co.               1,000         24,569
Shimizu Corp.             2,000         22,943
Shin-Etsu Chemical Co.    1,050         22,986
Shizuoka Bank             2,000         27,150
Sony Corp.                1,000         65,006
Sony Music
  Entertainment           1,000         54,204
Sumitomo Bank             9,000        192,725
Sumitomo
  Chemical Co.            3,000         15,974
Sumitomo Corp.            3,000         35,849
Sumitomo Electric
  Industries              2,000         28,679
Sumitomo Marine & Fire
  Insurance Co.           2,000         19,043
Sumitomo Metal
  Industries              7,000         22,485
Sumitomo Trust &
  Banking Co.             3,000         43,879
Suzuki Motor Corp.        1,000         12,715
TDK                       1,000         57,263
Taisei Corp.              2,000         15,487
Taisho Pharmaceutical
  Co.                     1,000         21,892
Takeda Chemical
  Industries              2,000         34,606
Teijin Ltd.               2,000         10,994
Tobu Railway Co.          2,000         13,843
Tohoku Electric
  Power Co.               1,000         24,855
Tokai Bank                5,000         64,050
Tokio Marine & Fire
  Insurance Co.           4,000         55,064
Tokyo Electric Power
  Co., Inc.               3,600         98,083
Tokyo Electron            1,000         37,188
Tokyo Gas & Electric
  Industrial              7,000         27,503

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-HIGH GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                        Number
                       of Shares      Value
                       ---------   -----------
Tokyu Corp.               2,000      $   16,309
Tonen Corp.               2,000          29,826
Toppan Printing Co.       2,000          29,444
Toray Industries Inc.     4,000          27,226
Toshiba Corp.             8,000          62,253
Tostem Corp.              1,000          31,069
Toto                      1,000          14,818
Toyo Seikan               1,000          35,467
Toyo Trust &
  Banking Co.             1,000          10,898
Toyoda Automatic Loom     1,000          20,745
Toyota Motor Corp.       10,000         228,479
Yamaichi Securities Co.   3,000          23,718
Yamanouchi
  Pharmaceutical Co.      1,000          23,708
Yasuda Fire & Marine
  Insurance Co.           2,000          15,774
Yasuda Trust & Banking
  Co.                     2,000          13,269
                                      ---------
                                      6,676,778
                                      ---------
NETHERLANDS--1.1%
ABN Amro
  Holdings NV             1,465          75,836
Aegon NV                  1,246          59,337
Akzo Nobel NV               309          35,886
Dordtsche Petrol            152          22,665
Elsevier NV               2,881          43,379
Heineken NV                 218          45,623
ING NV                    1,339         103,385
Koninklijke Ahold NV        541          26,679
Koninklijke PTT
  Nederland               2,152          80,755
Philips Electronics NV    1,640          57,905
PolyGram NV                 784          46,669
Royal Dutch Petroleum
  Co. (Bearer)            2,443         348,022
Unilever NV, CVA            734         100,151
Wolters Kluwer NV, CVA      292          31,918
                                      ---------
                                      1,078,210
                                      ---------
SINGAPORE--0.4%
City Developments         3,000          26,248
Development Bank
  of Singapore
  (alien market)          3,000          37,985
Hong Kong Land Holdings  11,000          23,540
Jardine Matheson
  Holdings Ltd.           3,000          24,000
Overseas Chinese Bank
  (alien market)          4,000          54,915
Singapore Airlines Ltd.
  (alien market)          5,000          50,505
Singapore
  Telecommunications     66,000         162,441
United Overseas Bank
  (alien market)          4,000          38,981
                                      ---------
                                        418,615
                                      ---------

                        Number
                       of Shares      Value
                       ---------   -----------
SPAIN--0.4%
Argentaria Corp.            546      $   22,106
Banco Bilbao-Vizcaya SA
  (Reg.)                    983          37,365
Banco Popular Espanol
  (Reg.)                    126          20,881
Banco de Santander SA
  (Reg.)                    695          32,291
Empresa Nacional de
  Electricidad            1,185          74,435
Gas Natural SDG SA          162          29,445
Iberdrola SA              4,042          39,562
Repsol, SA                1,306          47,897
Telefonica
  Internacional de
  Espana, SA              4,281          76,230
                                      ---------
                                        380,212
                                      ---------
SWEDEN--0.3%
ASEA AB                     273          27,938
ASEA AB Series B            106          10,754
Astra AB Series A         2,285         101,588
Astra AB Series B           316          13,956
L.M. Ericsson Telephone
  Series B                3,967          80,433
Sandvik AB Series A         577          12,720
Sandvik AB Series B         929          20,480
Volvo AB Series A           518          11,878
Volvo AB Series B         1,315          30,153
                                      ---------
                                        309,900
                                      ---------
SWITZERLAND--1.3%
BBC Brown Boveri
  (Bearer)                   30          36,147
BBC Brown Boveri (Reg.)      45          10,583
CS Holding (Reg.)           805          73,102
Ciba-Geigy Ltd.
  (Bearer)                   12          13,850
Ciba-Geigy Ltd. (Reg.)      110         127,666
Cie Financiere
  Richemont Series A
  (Bearer)                   20          29,317
Nestle Ltd. (Reg.)          175         194,648
Roche Group
  Holding AG                 32         251,675
Roche Group Holding AG
  (Bearer)                    7          94,716
Sandoz Ltd. (Bearer)         12          13,067
Sandoz Ltd. (Reg.)          153         167,097
Schweizerische
  Bankgesellschaft
  (Bearer)                   97          96,406
Schweizerische
  Bankgesellschaft
  (Reg.)                     61          13,265
Schweizerische
  Bankverein (Bearer)        90          33,707
Schweizerische
  Bankverein (Reg.)          76          14,201
Winterthur                   24          15,058
Winterthur (Reg.)            19          11,921
Zurich Versicherung
  (Reg.)                    207          57,852
                                      ---------
                                      1,254,278
                                      ---------

SchwabFunds(R)
--------------------------------------------------------------------------------

                        Number
                       of Shares      Value
                       ---------   -----------
UNITED KINGDOM--3.9%
Abbey National            5,749       $ 49,156
Allied Domecq PLC         4,581         35,411
Argyll Group              4,993         24,954
Associated British
  Foods                   5,339         31,987
BAA                       4,509         37,060
BAT Industries           13,438        101,549
BOC Group                 2,115         29,387
BTR                      16,969         81,741
Barclays                  6,981         77,450
Bass                      3,824         45,102
Boots Co.                 4,144         39,519
British Aerospace         1,669         21,871
British Airways           4,216         32,938
British Gas              20,257         71,965
British Petroleum Co.    25,484        229,981
British Sky Broadcast     7,467         53,729
British Steel             8,787         26,257
British Telecom          28,410        155,885
Cable & Wireless         10,268         80,608
Cadbury Schweppes         4,293         33,282
Commercial Union
  Assurance Co.           2,898         25,150
General Electric Co.     11,967         64,582
Glaxo Wellcome           15,797        191,547
Granada Group             2,573         31,896
Grand Metropolitan,
  Inc.                    9,340         61,442
Great University Stores   4,379         47,758
Guinness                  8,753         62,983
HSBC Holdings             3,718         55,045
HSBC Holdings
  (Hong Kong)             8,086        119,714
Hanson Industries        22,158         65,710
Imperial Chemical
  Industries              3,152         42,704
J. Sainsbury PLC          7,879         43,410
Kingfisher                2,910         26,042
Legal & General Group     2,138         23,044
Lloyds Abbey Life         3,041         24,525
Lloyds TSB Group         35,714        171,231
Marks & Spencer PLC      12,927         86,303
National Grid Group       7,363         22,666
National Power
  Development             5,153         43,478
National Westminster
  Bancorp                 7,607         70,138
Pearson, Inc.             2,410         25,468
Powergen                  3,165         26,585
Prudential Corp.          8,291         57,100
RTZ Corp. PLC             5,009         78,871
Rank Organisation PLC     3,625         29,085
Reed International        2,461         42,344
Rentokil Group            4,259         24,555
Reuters Holdings PLC      7,731         87,516
Royal Bank of Scotland    3,556         27,755
Scot & Newcastle          2,662         27,550

                        Number
                       of Shares      Value
                       ---------   -----------
Shell Transport &
  Trading Co. (Reg.)     15,103     $  199,274
Siebe                     2,000         25,862
SmithKline Beecham PLC
  Series A                6,110         64,797
SmithKline Beecham PLC
  (New)                   5,819         61,755
Standard Chartered PLC    4,214         39,457
Tesco                     8,995         37,981
Thorn Emi                 1,870         51,866
Unilever                  3,534         64,690
Vodafone Group           13,360         53,396
Whitbread                 2,092         23,650
Zeneca Group              4,357         90,194
                                    ----------
                                     3,678,951
                                    ----------
                                    18,675,947
                                    ----------
TOTAL COMMON STOCK
  (Cost $66,911,872)                73,215,693
                                    ----------
PREFERRED STOCK--0.1%
AUSTRALIA--0.0%
News Corp. (Limited
  Voting Shares)          3,743         19,259
                                    ----------
GERMANY--0.1%
Henkel KGaA                  55         21,089
Sap AG (Non-Voting)         175         23,240
Volkswagen AG
  (Non-Voting)               42         10,672
                                    ----------
                                        55,001
                                    ----------
ITALY--0.0%
Fiat SpA                  5,589         10,681
                                    ----------
GERMANY--0.0%
Lufthansa AG
  (Non-Voting)               95         14,875
                                    ----------
UNITED STATES--0.0%
Teledyne, Inc. Series E       2             29
                                    ----------
TOTAL PREFERRED STOCK
  (Cost $97,452)                        99,845
                                    ----------

                         Par
                     -----------
U.S. TREASURY OBLIGATIONS--17.4%(a)
U.S. Treasury Bonds
  7.25%, 05/15/16    $ 3,200,000     3,261,056
  7.50%, 11/15/16        500,000       522,530
  7.13%, 02/15/23     12,700,000    12,766,167
                                   -----------
TOTAL U.S. TREASURY
  OBLIGATIONS
  (Cost $16,982,287)                16,549,753
                                   -----------

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-HIGH GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                         Par          Value
                     -----------   -----------
CASH EQUIVALENTS--5.1%(b)
AGENCY OBLIGATIONS-
  DISCOUNT NOTES--4.6%
Federal Home
  Loan Bank
  5.21%, 05/28/96    $ 2,700,000    $2,689,490
Federal National
  Mortgage Assoc.
  5.28%, 07/12/96      1,700,000     1,682,201
                                     ---------
                                     4,371,691
                                     ---------

                      Maturity        Value
                     -----------   -----------
REPURCHASE AGREEMENT--0.5%
State Street Bank 4.75%
  Dated 04/30/96
  Due 05/01/96
  Collateralized By:
  U.S. Treasury Note
  $430,000 Par; 8.00%
  Due 10/15/96          $427,055   $   427,000
                                   -----------
TOTAL CASH EQUIVALENTS
  (Cost $4,798,776)                  4,798,691
                                   -----------
TOTAL INVESTMENTS--99.8%
  (Cost $88,790,387)                94,663,982
                                   -----------
OTHER ASSETS AND
  LIABILITIES--0.2%
  Other Assets                       1,177,780
  Liabilities                         (985,059)
                                   -----------
                                       192,721
                                   -----------
NET ASSETS--100.0%
Applicable to 8,797,524
  outstanding $0.00001
  par value shares
  (unlimited shares authorized)    $94,856,703
                                   ===========
NET ASSET VALUE PER SHARE               $10.78
                                        ======

See accompanying Notes to Statements of Net Assets.

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-BALANCED GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                         Number
                        of Shares      Value
                        ---------   -----------
COMMON STOCK--57.6%
DOMESTIC--43.1%
AEROSPACE/DEFENSE--0.7%
AAR Corp.                    200       $  4,075
Alliant Techsystems
  Inc.*                      200          9,400
BFGoodrich Co.               200          7,950
Boeing Co.                 1,300        106,763
Coltec Industries Inc.*    1,000         13,000
Curtiss-Wright Corp.         100          5,113
Gencorp Inc.                 400          5,350
General Dynamics Corp.       200         12,625
Lockheed Martin Corp.        900         72,563
McDonnell Douglas Corp.      400         38,600
Northrop Grumman Corp.       200         12,375
OEA, Inc.                    300         11,775
Orbital Sciences Corp.
  Class A*                   300          4,125
Raytheon Co.               1,000         50,625
Rockwell International
  Corp.                    1,000         58,500
Rohr Industries Inc.*        200          3,650
Textron Inc.                 300         25,725
Thiokol Corp.                300         12,825
Trimble Navigation Ltd.*     300          7,256
United Technologies
  Corp.                      500         55,250
                                        -------
                                        517,545
                                        -------
AIR TRANSPORTATION--0.3%
AMR Corp.*                   300         26,775
Alaska Air Group Inc.*       200          5,075
America West Airlines,
  Inc. Class B*              900         18,900
Atlantic Southeast
  Airlines Inc.              600         15,000
Atlas Air Inc.*              400         18,100
Comair Holdings Inc.         700         25,944
Continental Airlines
  Inc. Class B*              700         39,725
Delta Airlines Inc.          200         16,075
Mesa Airlines Inc.*          400          4,925
Offshore Logistics,
  Inc.*                      200          2,913
Southwest Airlines Co.       600         17,850
Trans World Airlines
  Inc. (New)*                800         14,300
USAir Group, Inc.*         1,800         31,950
                                        -------
                                        237,532
                                        -------
ALCOHOLIC BEVERAGES--0.2%
Adolph Coors Co. Class B     900         16,931
Anheuser-Busch
  Companies, Inc.          1,100         73,838
Brown Forman Corp.
  Class B                    300         11,850
Canandaigua Wine Co.,
  Inc. Class A*              300          9,150
Seagram Ltd                1,400         47,425
                                        -------
                                        159,194
                                        -------
APPAREL--0.3%
Authentic Fitness Corp.      300          7,163
Brown Group Inc.             300          4,800
Burlington
  Industries Inc.*         1,100         12,788

                         Number
                        of Shares      Value
                        ---------   -----------
Cone Mills Corp.             300       $  3,413
Guilford Mills, Inc.*        200          4,850
Justin Industries Inc.       300          3,825
Kellwood Co.                 300          4,875
Liz Claiborne                200          7,275
Men's Wearhouse, Inc.        400         14,750
NIKE, Inc. Class B           700         61,250
Nautica Enterprises Inc.     300         13,875
Paragon Trade
  Brands, Inc.*              200          4,675
Phillips-Van Heusen
  Corp.                      300          3,975
Reebok International
  Ltd.                       200          5,800
Russell Corp.                100          2,600
Springs Industries Inc.      700         32,200
St. John's Knits, Inc.       100          5,938
Stride Rite Corp.            700          6,738
V.F. Corp.                   200         11,400
Wolverine World
  Wide Inc.                  500         15,438
                                        -------
                                        227,628
                                        -------
AUTOMOTIVE PRODUCTS--0.1%
APS Holding Corp. Class
  A*                         200          3,650
Armor-All Products Corp.     300          4,650
Carlisle Cos. Inc.           500         23,250
Cooper Tire & Rubber         200          4,900
Discount Auto Parts
  Inc.*                      500         14,688
Goodyear Tire & Rubber       600         31,275
O'Reilly
  Automotive, Inc.*          100          3,900
                                        -------
                                         86,313
                                        -------
BANKS--3.0%
ALBANK Financial Corp.       240          6,465
Associated Banc-Corp.        500         19,375
Banc One Corp.             1,988         69,083
Bancorp South, Inc.          500         12,063
Bank of Boston Corp.         500         24,188
Bank of New York
  Co., Inc.                  800         38,800
BankAmerica Corp.          1,400        106,050
Bankers Trust
  New York Corp.             300         20,813
Barnett Banks, Inc.          300         19,013
Bell Bancorp, Inc.           100          3,713
Boatmens
  Bancshares Inc.            600         23,175
CCB Financial Corp.          500         25,969
CNB Bancshares Inc.          200          5,725
California
  Bancshares Inc.            200          6,025
Centura Banks Inc.           600         21,900
Chase Manhattan Corp.
  (New)                    1,932        133,067
Chemical Financial Corp.     400         15,650
Citicorp                   1,900        149,625
Citizens Bancorp             200          5,950
Citizens Banking Corp.       200          5,925
City National Corp.          600          8,475
Cole Taylor Financial
  Group Inc.                 200          5,950

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-BALANCED GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                         Number
                        of Shares      Value
                        ---------   -----------
Colonial
  BancGroup Inc.             200      $   6,775
Comerica Inc.                600         26,100
Community First
  Bankshares Inc.            200          4,625
Corestates Financial
  Corp.                      900         35,100
Crestar Financial Corp.       64          3,608
Cullen/Frost
  Bankers Inc.               200          9,950
F & M National Corp.         200          3,200
Fifth Third Bancorp          400         22,075
First Bank System Inc.       764         46,031
First Chicago NBD Corp.    1,343         55,399
First Citizens
  BancShares Inc.            200         12,400
First Commercial
  Bancshares Inc.            200          4,750
First Commercial Corp.       642         19,982
First Commonwealth
  Financial Corp.            300          5,775
First Financial Bancorp      200          6,550
First Michigan Bank
  Corp.                      315          9,371
First Midwest
  Bancorp Inc.               200          5,750
First Union Corp.          1,105         67,958
Firstbank Illinois Co.       100          3,113
Fleet Financial
  Group Inc.               1,156         49,708
Fort Wayne National
  Corp.                      200          6,125
Fulton Financial Corp.       440          8,965
Hancock Holding Co.          100          3,625
Imperial Bancorp             216          5,211
J.P. Morgan & Co. Inc.       700         58,888
Jefferson
  Bankshares, Inc.           200          4,275
Keycorp (New)                900         34,763
Keystone Financial Inc.      600         19,575
Liberty Bancorp, Inc.        100          3,675
Long Island
  Bancorp Inc.               400         11,175
MBNA Corp.                   800         22,700
Magna Group Inc.             400          9,050
Mark Twain
  Bancshares Inc.            500         18,875
Mellon Bank Corp.            500         26,875
Mercantile Bancorp Inc.      117          5,207
Mid-Am, Inc.                 200          3,700
National Bancorp of
  Alaska, Inc.               400         24,200
National City Corp.          600         22,125
National Commerce
  Bancorp                    600         18,375
NationsBank Corp.          1,200         95,700
New York Bancorp Inc.        200          4,900
North Fork
  Bancorporation             600         14,250
Norwest Corp.              1,610         58,161
ONBANCorp, Inc.              200          6,650
Old National Bancorp         315         10,671
One Valley Bancorp of
  West Virginia Inc.         500         15,594
PNC Bank Corp.             1,400         42,350

                         Number
                        of Shares      Value
                        ---------   -----------
Park National Corp.          100      $   4,788
People's Bank                800         17,100
Provident Bancorp Inc.       500         25,688
Queens County Bancorp,
  Inc.                       200          8,775
Regions Financial Corp.      228         10,531
Republic New York Corp.      200         11,875
Riggs National Corp.         400          5,025
River Forest
  Bancorp, Inc.              200          5,925
S & T Bancorp, Inc.          200          5,975
Security Capital Corp.       200         11,700
Sumitomo Bank                200          5,025
Summit Bancorp               450         15,975
SunTrust Banks Inc.          400         28,200
Susquehanna Bancshares,
  Inc.                       200          5,825
T R Financial Corp.          200          5,313
Trust Company of
  New Jersey                 200          2,838
TrustCo Bank
  Corp. NY                   200          4,175
Trustmark Corp.              800         18,700
U S Trust Corp. (New)        200         11,025
U.S. Bancorp                 500         16,125
UMB Financial Corp.          330         12,499
UST Corp.                    200          2,625
United Bankshares, Inc.      200          5,450
United Carolina
  Bancshares Corp.           300          7,163
Valley National Bancorp      840         24,360
Wachovia Corp. (New)         600         26,400
Wells Fargo & Co.            400         97,050
Westamerica Bancorp          200          9,450
Whitney Holding Corp.        200          6,063
                                      ---------
                                      2,092,522
                                      ---------
BUSINESS MACHINES & SOFTWARE--3.2%
3COM Corp.                   600         27,638
AST Research Inc.*           600          4,575
Amdahl Corporation*          300          3,825
Apple Computer, Inc.         400          9,700
Applied Magnetics Corp.*     500         10,313
Atria Software, Inc.         200         10,925
Auspex Systems, Inc.*        300          5,775
Autodesk, Inc.               100          4,100
BBN Corp.*                   300          8,475
BancTec, Inc.*               400          8,150
Bay Networks, Inc.           700         22,050
Bell & Howell Co. (New)*
                             300          9,450

Black Box Corp.*             200          4,013
Boole & Babbage Inc.         200          5,225
Borland
  International Inc.*        400          6,525
Cabletron Systems Inc.*      300         22,613
Cellular Technical
  Services Inc.*             100          2,856
Ceridian Corp.*              214         10,219
Cisco Systems Inc.         2,300        119,456
Compaq Computer Corp.*     1,100         51,288
Computer Associates
  International Inc.         900         66,038

SchwabFunds(R)
--------------------------------------------------------------------------------

                         Number
                        of Shares      Value
                        ---------   -----------
Computer Horizons Corp.      300       $ 15,113
Computer
  Products, Inc.*            400          6,450
Computer Sciences Corp.*     200         14,800
Compuware Corp.*             800         23,000
Comverse Technology Inc.
  (New)*                     300          7,050
Continuum Inc.*              500         28,500
Control Data
  Systems, Inc.*             300          7,106
Cray Research Inc.*          154          4,543
Data General Corp.*        1,000         15,375
Davidson &
  Associates, Inc.           500         13,688
Dialogic Corp.*              200          9,225
Digi International Inc.*     200          5,700
Digital Equipment Corp.*     600         35,850
Dynatech Corp.               200          5,200
EMC Corp.*                   800         16,400
Exabyte Corp.*               200          3,475
Excalibur Technologies
  Corp. (New)*               200          5,225
FTP Software Inc.*           400          3,900
FileNet Corp.*               300         16,725
General Magic Inc.*          300          1,688
Geoworks*                    300         11,175
Global Village
  Communications*            200          3,400
HCIA Inc.*                   400         21,300
HNC Software Inc.            200          7,450
Hewlett Packard Co.        1,900        201,163
Honeywell Inc.               500         26,313
Hyperion Software Corp.      200          2,538
INSO Corp.                   200         10,825
INTERSOLV Inc.*              200          2,200
In Focus Systems, Inc.*      200         10,150
Intergraph Corp.*          1,000         12,688
International Business
  Machines                 2,400        258,000
Iomega Corp.                 900         49,163
Legato Systems Inc.*         200          8,350
MICROS Systems, Inc.         100          2,800
Maxis Inc.*                  200          4,850
McAfee Associates, Inc.      400         24,550
Medic Computer Systems,
  Inc.*                      200         18,725
Mercury Interactive
  Corp.*                     200          2,725
Microsoft Corp.*           2,300        260,331
National Computer
  Systems, Inc.              200          4,375
National Instruments
  Corp.*                     300          7,238
Network Equipment
  Technologies*              300          7,650
Network General Corp.*       600         26,550
Novell Inc.*               1,100         16,019
Oak Technology               600         10,763
Optical Data
  Systems, Inc.              200          5,438
Oracle Systems Corp.       2,400         80,850
Pitney Bowes Inc.            500         24,375

                         Number
                        of Shares      Value
                        ---------   -----------
Progress Software Corp.      200      $   3,163
Quarterdeck Corp.*           600          9,225
Rational Software Corp.
  (New)*                     300         15,975
Safeguard Scientifics Inc.
                             500         33,500

Seagate
  Technology, Inc.*          442         25,636
Security Dynamics
  Technology                 200         16,800
Sequent Computer
  Systems, Inc.*             400          5,875
Shiva Corp.                  400         24,000
Sierra On-Line Inc.          500         19,688
Silicon Graphics Inc.*       500         14,813
Softkey
  International Inc.*        600         16,763
Stac Inc.*                   500          5,625
Stratus Computer Inc.*       600         16,875
Structural Dynamics
  Research Corp.*            700         22,313
Sun Microsystems Inc.        700         37,931
Systems & Computer
  Technology Corp.*          200          2,925
Tandem Computers Inc.*       300          3,825
Tech Data Corp.*             500          9,688
Telxon Corp.                 200          4,625
Transaction Systems
  Architects Inc.
  Class A*                   200         10,750
Trident
  Microsystems Inc.*         200          3,550
Unisys Corp.*                400          2,400
Veritas Software Co.         200          9,150
Videoserver Inc.*            200          6,650
Wang Laboratories Inc.
  (New)*                     700         16,538
Wind River Systems Inc.      200          7,850
Xerox Corp.                  400         58,600
                                      ---------
                                      2,178,909
                                      ---------
BUSINESS SERVICES--2.4%
ABM Industries, Inc.         200          6,825
ABR Information Services
  Inc.                       200         12,600
ADVO Inc.                    300          3,038
Access Health Inc.           150          8,325
Accustaff Inc.               900         26,831
Acxiom Corp.                 600         16,388
Affiliated Computer
  Services Inc. Class A*     100          4,763
Alliance Entertainment
  Corp.*                     400          2,450
Alternative Resources
  Corp.                      200          7,175
American Business
  Information, Inc.          300          5,925
American Business
  Products, Inc.             200          4,350
American
  Homepatient Inc.           100          4,200
American Management
  Systems, Inc.              600         15,900
American Medical
  Response, Inc.*            300         11,100

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-BALANCED GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                         Number
                        of Shares      Value
                        ---------   -----------
American Oncology
  Resources Inc.*            300        $14,438
Amresco Inc.                 300          5,175
Apollo Group, Inc.
  Class A                    900         39,713
Applix Inc.                  200          7,725
Apria Healthcare
  Group Inc.*                900         30,656
Aspen Technology Inc.*       200         11,050
Automatic Data
  Processing, Inc.         1,100         42,763
BISYS Group, Inc.*           600         22,800
Borg-Warner Security
  Corp.*                     500          5,813
Bowne & Co. Inc.             200          3,600
Browning Ferris
  Industries Inc.            800         25,800
Business Records Corp.*      100          3,613
CDI Corp.*                   500         14,750
CMG Information Services
  Inc.                       200          6,025
Cambridge Technology
  Partners*                  200         13,475
Camco International Inc.     600         21,375
Catalina Marketing
  Corp.*                     200         15,575
Cerner Corp.                 500         10,219
Checkfree Corp.*             600         11,475
Coastal Physician
  Group Inc.*                300          2,513
Copart Inc.*                 200          5,425
Corrections Corp. of
  America                    700         44,625
Coventry Corp.*              700         13,650
Dames & Moore Inc.           300          3,263
Data Broadcasting*           600          6,188
DeVRY Inc.                   500         18,625
Deluxe Corp.                 200          7,000
Dionex Corp.                 200          7,375
Dun & Bradstreet Corp.       800         48,700
Ecolab Inc.                  300          9,750
Electro Rental               200          4,900
Epic Design
  Technology Inc.            200          6,775
Express Scripts Inc.
  Class A*                   500         24,438
Fair Isaac & Co. Inc.        200          8,550
First Data Corp.           1,000         76,000
Fleming
  Companies, Inc.          2,000         27,500
Franklin Quest Co.*          300          8,100
G&K Services, Inc.
  Class A                    300          7,950
GRC International, Inc.*     200          7,750
H & R Block Inc.             300         10,538
Health Management
  Systems, Inc.              300          7,838
Healthplan Services Corp.*
                             200          4,800

Henry Jack & Associates
  Inc.                       200          6,238
Heritage Media Corp.
  Class A (New)*             500         19,188
Hon Industries Inc.          500         12,813

                         Number
                        of Shares      Value
                        ---------   -----------
Hunt Manufacturing Co.       200        $ 3,350
ITT Educational Services
  Inc.                       300          9,300
Ideon Group Inc.             300          3,938
Information
  Resources, Inc.*           300          4,331
Inphynet Medical
  Management Inc.*           200          3,725
Integrated Health
  Services Inc.              300          8,250
Integrated Systems Inc.
  Class A                    400         11,400
Interim Services Inc.*       200          8,638
Interpublic Group of
  Companies, Inc.            300         14,025
Jacobs Engineering
  Group Inc.*                600         16,650
John H. Harland Co.          800         21,000
Keane, Inc.*                 200          7,875
Kinder Care Learning
  Centers Inc.*              200          2,875
Laidlaw Inc. Class B
  (Non Voting)               800          8,400
Magellan Health Services
  Inc.*                      700         15,050
Mariner Health
  Group Inc.*                200          3,388
Maxicare Health Plans
  Inc. (New)*                500         10,188
Medpartners/Mullikin
  Inc.*                    1,000         28,875
Molten Metal
  Technology, Inc.*          600         19,200
Moore Corp. Ltd.             200          3,650
Morrison Health
  Care Inc.                  200          3,175
National Auto
  Credit Inc.                330          4,703
National Data Corp.          500         17,625
National Education
  Corp.*                     600          8,925
National Service
  Industries, Inc.           100          3,700
Netcom Online
  Communications*            200          7,138
New England Business
  Service, Inc.              200          3,750
Norrell Corp.                200          7,750
Occusystems Inc.*            300          8,738
Ogden Corp.                  100          2,025
Orthodontic Centers of
  America Inc.               400         15,700
Owen Healthcare Inc.         300          6,113
PAXAR Corp.                  400          6,950
PHH Corp.                    300         17,063
PSINet Inc.                  700          9,844
Payment Services Inc.        300          8,625
Physician Corp. of
  America*                   800         11,900
Physician Reliance
  Network*                   600         26,175
Physicians Computer
  Network*                   800          8,900

SchwabFunds(R)
--------------------------------------------------------------------------------

                         Number
                        of Shares      Value
                        ---------   -----------
R.R. Donnelley
  & Sons Co.                 500     $   18,000
Republic Industries
  Inc.*                    1,100         35,956
Robert Half
  International Inc.*        700         40,250
Rollins, Inc.                500         11,250
Rykoff-Sexton, Inc.          200          3,025
SEI Corp.                    300          7,088
SPS Transaction
  Services, Inc.             400         10,700
SUPERVALU Inc.               300          9,600
Safety-Kleen Corp.           100          1,500
Sanifill Inc.                300         13,013
Scientific Games
  Holdings Corp.             200          6,400
Service Corp.
  International              400         21,250
Shared Medical
  Systems Corp.              100          6,888
Standard Register Co.        400         10,100
Steris Corp.                 300          9,713
Sun Healthcare
  Group Inc.*                900         13,613
Synetic Inc.*                500         17,438
True North
  Communications             300          7,913
U S Order Inc.*              300          6,038
U.S.A. Waste
  Services Inc.*           1,100         28,600
Unifirst Corp.               500         12,000
United Waste
  Systems, Inc.*             500         27,688
Universal Health
  Services Inc. Class B      200         11,100
Valassis Communications
  Inc.*                      600          9,450
WMX Technologies Inc.      2,100         72,975
Western Waste
  Industries*                200          7,775
Zebra Technologies Corp.
  Class A                    400          9,950
                                      ---------
                                      1,648,582
                                      ---------
CHEMICAL--1.4%
A. Schulman Inc.             700         15,313
Air Products &
  Chemicals Inc.             400         22,850
Calgon Carbon Corp.          500          6,250
Cambrex Corp.                100          4,300
Chemed Corp.                 200          7,525
Crompton & Knowles Corp.     900         13,838
Cytec Industries Inc.*       300         24,863
Dexter Corp.                 600         16,125
Dow Chemical Co.           1,000         88,875
E.I. Du Pont de
  Nemours & Co.            2,100        168,788
Eastman Chemical Co.         300         20,175
Ferro Corp.                  700         19,425
First Mississippi Corp.      300          6,975
Geon Co.                     600         15,900
Great Lakes Chemical
  Corp.                      200         13,650

                         Number
                        of Shares      Value
                        ---------   -----------
H.B. Fuller Co.              200       $  6,550
Hercules Inc.                600         36,300
Lawter
  International Inc.         600          6,525
Lilly Industrial Inc.
  Class A                    300          4,350
Minnesota Mining &
  Manufacturing Co.        1,600        105,200
Monsanto Co.                 500         75,750
Morton International
  Inc.                       500         17,688
NCH Corp.                    400         23,200
NL Industries Inc. (New)   1,000         14,375
Nalco Chemical Co.           300          9,150
OM Group Inc.                200          7,588
PPG Industries Inc.          700         35,438
Petrolite Corp.              200          6,325
Praxair Inc.                 600         23,175
Rohm & Haas Co.              200         13,275
Scotts Co. Class A*          200          3,450
Sequa Corp. Class A*         100          3,513
Sigma-Aldrich Corp.          200         10,825
Sterling Chemicals Inc.*     700          7,963
Tredegar Industries Inc.     300          8,325
Union Carbide Corp.          500         22,750
Uniroyal Chemical Corp.*     300          3,544
W.R. Grace & Co.             400         31,000
WD-40 Co.                    100          4,675
Wellman Inc.                 600         14,400
                                        -------
                                        940,186
                                        -------
CONSTRUCTION--0.3%
Apogee Enterprises, Inc.     100          2,638
Armstrong World
  Industries, Inc.           100          5,700
Blount International
  Inc. Class A               300          9,300
Calmat Co.                   300          5,213
Centex Construction
  Products Inc.              300          4,313
Centex Corp.                 100          2,700
Crane Co.                    100          4,150
Del Webb Corp.               200          3,575
Florida Rock
  Industries, Inc.           100          2,525
Fluor Corp.                  300         19,838
Granite
  Construction Inc.          300          5,944
Insituform Technologies
  Inc. Class A*              500          5,875
Kaufman & Broad Home
  Corp.                      500          7,063
Lone Star Industries,
  Inc. (New)                 200          7,175
Medusa Corp.                 200          5,850
Oakwood Homes Corp.          600         26,775
Owens Corning*               100          4,025
Pulte Corp.                  500         13,250
Sherwin Williams Co.         300         14,025
Southdown Inc.               200          4,700
Stanley Works                200         12,550
Stone & Webster, Inc.        200          6,800
TJ International Inc.        200          3,450
Toll Brothers, Inc.*         700         11,375

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-BALANCED GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                         Number
                        of Shares      Value
                        ---------   -----------
Triangle Pacific Corp.*      300       $  4,988
U.S. Home Corp. (New)*       200          4,975
                                        -------
                                        198,772
                                        -------
CONSUMER-DURABLE--0.3%
Bassett Furniture
  Industries Inc.            200          5,100
Black & Decker Corp.         300         12,075
Champion
  Enterprises Inc.           200          7,600
Chicago Miniature Lamp
  Inc.*                      200          8,125
Ethan Allen
  Interiors Inc.*            200          5,200
Furniture Brands
  International Inc.*      1,600         15,800
Harman International
  Industries Inc. (New)      500         23,625
Kimball International
  Inc. Class B               300          8,625
La-Z-Boy Chair Co.           300          8,888
Masco Corp.                  500         13,625
Maytag Corp.                 300          6,450
National Presto
  Industries, Inc.           100          3,925
Newell Co.                   600         17,100
Outboard Marine Corp.        400          7,900
Regal Beloit Corp.           300          5,813
Snap-on Tools Corp.          100          4,800
Sturm, Ruger & Co., Inc.     200          8,075
Toro Co.                     200          6,375
Whirlpool Corp.              300         18,038
                                        -------
                                        187,139
                                        -------
CONSUMER-NONDURABLE--0.7%
3DO Co.*                     300          2,700
A.T. Cross Co. Class A       200          3,000
Acclaim
  Entertainment Inc.*        900          9,281
American Greetings Corp.
  Class A                    200          5,538
Applebee's
  International, Inc.        700         18,375
Buffets Inc.*                400          5,575
CKE Restaurants Inc.         400          7,900
CML Group, Inc.              600          2,700
Corning Inc.               1,000         34,750
Darden Restaurants Inc.      400          5,500
Department 56 Inc.*          300          7,463
Foxmeyer Health Corp.        200          3,900
Hasbro Inc.                  300         11,025
IHOP Corp. (New)*            100          2,844
International Dairy
  Queen Inc. Class A*        300          6,394
Jostens, Inc.                100          2,250
Landry's Seafood
  Restaurants, Inc.          200          4,775
Luby's Cafeterias, Inc.      700         16,800
Mafco Consolidated Group
  Inc.*                      300          5,400
Mattel Inc.                1,125         29,250
McDonald's Corp.           2,800        134,050
Mikasa Inc. Class B*         300          3,563

                         Number
                        of Shares      Value
                        ---------   -----------
Mohawk Industries Inc.*      700       $ 10,150
Morrison Fresh Cooking
  Inc.                       150          1,088
Papa John's
  International, Inc.        300         14,775
Premark
  International, Inc.        200         10,275
Rexall Sundown, Inc.         600         17,250
Rubbermaid Inc.              600         16,950
Ruby Tuesday Inc.            300          6,075
Russ Berrie & Co. Inc.       300          4,800
Ryan's Family Steak
  Houses Inc.*             1,200         11,700
Sbarro, Inc.                 300          7,875
Shoney's Inc.*             2,200         24,475
Sonic Corp.                  300          5,775
Toy Biz Inc. Class A*        200          4,075
Wendy's
  International, Inc.        300          5,738
Zenith Electronics
  Corp.*                   1,200         11,250
                                        -------
                                        475,284
                                        -------
CONTAINERS--0.2%
ACX Technologies Inc.        600         11,625
Ball Corp.                 1,600         49,800
Bemis Co, Inc.               100          3,238
Crown Cork & Seal Inc.       500         23,563
Gaylord Container Corp.
  Class A*                   700          7,175
Greif Brothers Corp.
  Class A                    600         15,750
Stone Container Corp.        200          3,400
                                        -------
                                        114,551
                                        -------
ELECTRONICS--1.5%
AMETEK, Inc.                 700         13,475
AMP Inc.                   1,000         44,750
Advanced Micro Devices
  Inc.                       520          9,750
Allen Group Inc.             500         12,375
Alliance Semiconductor
  Corp.                      700          7,438
Altron Inc.                  100          3,200
Applied Materials, Inc.      600         23,925
Augat Inc.                   200          3,850
Aura Systems, Inc.*        1,200          6,150
Belden Inc.                  400         11,900
Burr Brown                   200          3,800
Cable Design
  Technologies Corp.         300          9,825
Checkpoint Systems Inc.      400         11,950
Cyrix Corp.*                 300          9,206
DSP
  Communications Inc.        400         15,950
Dallas Semiconductor
  Corp.                      400          7,800
EG&G, Inc.                   100          2,200
Electro Scientific
  Industries Inc.*           100          2,400
Electroglas Inc.             400          7,850
FORE Systems, Inc.           200         15,763
Fluke Corp.                  100          3,863
General Instrument
  Corp.*                     500         16,375

SchwabFunds(R)
--------------------------------------------------------------------------------

                         Number
                        of Shares      Value
                        ---------   -----------
General Signal Corp.         100     $    3,800
Gerber Scientific Inc.       300          5,063
Hadco Corp.*                 100          3,056
Harris Corp.                 100          6,175
Identix Inc.*                500          5,938
Input/Output Inc.          1,200         41,700
Integrated Process
  Equipment Corp.*           300          7,894
Integrated Silicon
  Solution*                  300          4,988
Integrated Systems
  Consulting Group
  (Rights exp. 5/22/96)*      84          1,502
Intel Corp.                3,200        217,000
Itron, Inc.*                 200         11,700
Kent Electronics Corp.       400         16,850
Kulicke & Soffa
  Industries Inc.            300          5,625
LSI Logic Corp.              500         18,000
LTX Corp.*                   400          3,875
Lattice Semiconductor Corp.*
                             600         19,613

Littlefuse, Inc.*            400         15,100
Logicon, Inc.                200          5,950
Marshall Industries*         300          9,563
Methode Electronics Inc.
  Class A                    500          8,250
Micron Technology Inc.       900         32,738
Motorola Inc.              2,300        140,875
National Semiconductor
  Corp.*                     300          4,725
Park Electrochemical
  Corp.                      200          5,000
Perkin-Elmer Corp.           100          5,488
Pioneer Standard
  Electronics Inc.           300          4,875
Pittway Corp. Class A        300         14,325
Rexel Inc.*                  300          4,013
S3 Inc.                      800         11,400
Sanmina Corp.                200          7,050
Scientific-Atlanta, Inc.     200          3,700
Silicon Valley
  Group Inc.*                400         10,650
Siliconix Inc. (New)*        200          5,800
Tektronix, Inc.              100          3,963
Teledyne Inc.                200          7,425
Texas Instruments Inc.       900         50,850
Thomas & Betts Corp.         200          7,875
Unitrode Corp.*              200          5,375
VLSI Technology, Inc.*       700         12,206
VeriFone, Inc.*              600         25,200
Vicor Corp.                  600          9,113
Watkins-Johnson Co.          100          3,375
Wyle Electronics             200          8,375
Zilog Inc.*                  300         11,288
                                      ---------
                                      1,051,121
                                      ---------
ENERGY-DEVELOPMENT--0.9%
Amcol International
  Corp.                      200          2,300
Ashland Coal, Inc.           200          4,650
BJ Services Co.*             700         26,863
Baker Hughes Inc.            500         15,875
Benton Oil & Gas Co.*        300          5,269
Burlington
  Resources Inc.             400         14,900

                         Number
                        of Shares      Value
                        ---------   -----------
Cabot Oil & Gas Corp.
  Class A                    300       $  4,950
Chesapeake Energy Corp.      300         21,225
Devon Energy Corp.           300          7,650
Dresser Industries Inc.      700         22,313
Energy Ventures, Inc.*       300          9,000
Falcon Drilling Inc.*        500         13,531
Global Industrial
  Technologies Inc.*         300          5,513
Global Natural Resources
  Inc.*                      300          4,350
Halliburton Co.              500         28,688
Helmerich & Payne Inc.       700         25,813
Landmark Graphics Corp.*     500          9,750
Louis Dreyfus Natural
  Gas Corp.*                 300          3,825
Louisiana Land &
  Exploration Co.            100          5,413
MAXXAM Inc.*                 100          4,550
McDermott International
  Inc.                       100          2,100
Nabors Industries Inc.*    1,400         21,525
Newfield
  Exploration Co.*           500         17,125
Noble Drilling Corp.*      1,500         22,500
Nuevo Energy Co.*            200          5,650
Occidental Petroleum
  Corp.                    1,200         30,900
Parker & Parsley
  Petroleum Co.              800         19,700
Parker Drilling Co.*         700          5,338
Phoenix Resource Cos.,
  Inc. (New)                 200          5,100
Pride Petroleum Services
  Inc.*                      500          8,250
Production Operators
  Corp.                      100          3,363
Reading & Bates Corp.
  (New)*                   1,100         26,950
Rowan Cos. Inc.*           1,900         28,025
Schlumberger Ltd.            900         79,425
Seitel, Inc. (New)*          100          2,763
Solv-Ex Corp.*               300          4,238
Tom Brown Inc. (New)*        300          4,688
United Meridian Corp.*       400         12,400
Varco International
  Inc.*                      600          9,975
Vintage Petroleum Inc.       300          7,313
Weatherford Enterra
  Inc.*                    1,000         35,250
Zeigler Coal Holding Co.     300          4,425
                                        -------
                                        593,431
                                        -------
FOOD-AGRICULTURE--2.1%
AG Chemical Equipment
  Inc.                       100          1,638
Archer-Daniels-
  Midland Co.              2,200         41,525
Bob Evans Farms, Inc.        800         12,650
CPC International Inc.       500         34,563
Campbell Soup Co.          1,100         68,750
Chiquita Brands
  International Inc.       1,000         14,625
Coca-Cola Bottling Co.       100          3,363
Coca-Cola Co.              5,000        407,500
ConAgra, Inc.              1,000         38,625
Delta & Pine Land Co.        799         35,655

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-BALANCED GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                         Number
                        of Shares      Value
                        ---------   -----------
Dimon Inc.                   800     $   13,600
Dreyers Grand
  Ice Cream Inc.             200          6,850
Earthgrains Co.*              44          1,425
Farmer Brothers Co.          100         13,500
Flowers Industries, Inc.     800         10,700
General Mills Inc.           600         33,300
H.J. Heinz Co.             1,400         47,425
Hershey Foods Corp.          300         22,763
Hudson Foods Inc. Class
  A                          400          5,300
International Multifoods
  Corp.                      200          3,775
Interstate Bakeries
  Corp. (New)                800         19,000
J.M. Smucker Co. Class A     700         14,788
J.M. Smucker Co. Class B
  (Non Voting)               300          6,000
JP Foodservice, Inc.*        300          6,600
Kellogg Co.                  900         64,238
Lance Inc.                   400          6,300
Mississippi Chemical
  Corp. (New)                600         12,150
Mycogen Corp.*               400          7,000
Pepsico Inc.               3,000        190,500
Pioneer HI Bred
  International Inc.         300         16,725
Quaker Oats Co.              400         13,750
Ralcorp Holdings, Inc.*      500         11,000
Ralston Purina Co.           400         23,350
Richfood Holdings Inc.       700         22,881
Sara Lee Corp.             1,900         58,900
Savannah Foods &
  Industries Inc.            300          3,263
Seaboard Corp.               100         21,550
Smithfield Foods Inc.*       500         14,875
Sysco Corp.                  700         22,488
Unilever                     600         81,900
WLR Foods, Inc.              200          2,425
Whitman Corp.                300          7,575
Wm Wrigley Junior Co.        400         21,050
                                      ---------
                                      1,465,840
                                      ---------
GOLD--0.2%
Barrick Gold Corp.         1,300         39,813
Battle Mountain Gold Co.   1,200         10,650
FMC Gold Co.                 900          5,738
FirstMiss Gold Inc.*         500         15,438
Homestake Mining Co.         600         12,075
Newmont Mining Corp.         300         17,363
Placer Dome Inc.           1,000         27,750
Santa Fe Pacific Gold
  Corp.                      300          4,463
                                      ---------
                                        133,290
                                      ---------
HEALTHCARE--4.2%
ALZA Corp.*                  200          5,700
Abbott Laboratories        3,100        125,938
Acuson*                      300          5,700
Advanced Technology
  Laboratories, Inc.*        200          6,500
Advanced Tissue Sciences
  Inc.*                      400          6,800

                         Number
                        of Shares      Value
                        ---------   -----------
Agouron Pharmaceuticals
  Inc.*                      200       $  8,150
Allergan Inc.                300         10,613
Alliance Pharmaceutical
  Corp.*                     400          7,300
Alpharma, Inc.               300          7,350
American Home Products
  Corp.                    1,200        126,600
Amgen Inc.                 1,200         68,925
Amsco International,
  Inc.*                      400          5,800
Ballard Medical Products     600         11,925
Bausch & Lomb Inc.           200          7,975
Baxter International
  Inc.                     1,100         48,675
Becton Dickinson & Co.       200         16,125
Benson Eyecare Corp.*        600          5,475
Beverly Enterprises,
  Inc.*                      200          2,425
Bio Rad Laboratories
  Inc. Class A*              100          4,650
Biomet Inc.*                 300          4,406
Block Drug Inc. Class A      309         11,510
Boston Scientific Corp.*     637         27,471
Bristol Myers
  Squibb Co.               1,900        156,275
C.R. Bard Inc.               200          7,300
CNS, Inc.                    300          5,888
Carter Wallace Inc.          900         14,175
Columbia/HCA Healthcare
  Corp.                    1,800         95,625
Community Health Systems
  Inc.*                      300         13,013
Community Psychiatric
  Centers                    700          6,475
Conmed Corp.                 200          6,025
Copley Pharmaceutical
  Inc.*                      200          3,050
Cygnus Therapeutic
  Systems, Inc.*             300          6,431
Daig Corp.                   200          4,688
Datascope Corp.*             200          3,550
Diagnostic Products
  Corp.                      200          8,375
Eli Lilly & Co.            2,300        135,700
Enzo Biochem Inc.            300          5,513
Fresenius U.S.A. Inc.*       300          6,000
Genesis Health Ventures,
  Inc.                       750         22,219
Gilead Sciences Inc.*        600         18,450
GranCare, Inc.*              400          7,200
Gulf South Medical
  Supply Inc.                200          8,175
Haemonetics Corp.*           400          7,700
HealthSouth
  Rehabilitation Corp.       938         34,823
Herbalife International
  Inc.                       300          4,125
Human Genome Sciences
  Inc.*                      500         19,938
Humana Inc.*                 700         17,238
I-Stat Corp.*                200          5,800
ICN Pharmaceuticals,
  Inc.                       404          9,090
Immulogic Pharmaceutical
  Corp.*                     400          4,375
Immunex Corp. (New)*         800         12,550

SchwabFunds(R)
--------------------------------------------------------------------------------

                         Number
                        of Shares      Value
                        ---------   -----------
Interneuron
  Pharmaceuticals*           700       $ 27,388
Invacare Corp.               700         18,025
Isis Pharmaceuticals*        300          3,788
Isolyser Inc.                600         10,500
Johnson & Johnson          2,600        240,500
Kinetic Concepts Inc.        600          8,925
Life Technologies, Inc.
  (New)                      200          5,700
Ligand Pharmaceuticals
  Inc. Class B               500          7,406
Lincare Holdings Inc.*       400         15,500
Liposome Inc.*               700         17,194
Living Centers of
  America*                   300         11,100
Mallinckrodt Group Inc.      200          7,875
Manor Care, Inc.             200          8,025
Medimmune Inc.*              400          6,700
Medisense Inc.*              500         22,438
Medtronic Inc.             1,000         53,125
Mentor Corp.                 600         14,025
Merck & Co. Inc.           4,900        296,450
Multicare Cos. Inc.          500         14,188
Natures Sunshine
  Products Inc.              300          7,425
Nellcor Puritan Bennett
  Inc.*                      700         34,300
Neoprobe Corp.*              300          5,194
Neurogen Corp.*              200          5,638
Nexstar Pharmaceuticals
  Inc.*                      400          9,800
North American Vaccine
  Inc.*                      500         10,313
Novacare Inc.*               800          5,800
Omnicare Inc.                400         24,000
Owens & Minor Inc. (New)
                             400          5,400

PDT Inc.                     200          9,525
PHP Healthcare Corp.         200          6,100
PLC Systems Inc.*            300          8,925
Patterson Dental Co.*        500         15,000
Pfizer Inc.                2,400        165,300
Pharmacia & Upjohn Inc.    1,900         72,675
Physician Sales &
  Service Inc.               300          8,213
Physicians Health
  Services, Inc. Class
  A*                         100          3,250
Protein Design Labs,
  Inc.*                      300          7,913
Pyxis Corp.*                 700         17,763
Quintiles Transnational
  Corp.                      400         29,250
Regeneron
  Pharmaceuticals Inc.*      400          5,675
Renal Treatment Centers
  Inc.                       400         11,600
Respironics Inc.             200          4,325
RoTech Medical Corp.         200          8,300
Roberts Pharmaceutical
  Corp.*                     200          3,750
Salick Health Care,
  Inc.*                      200          7,625
Schering Plough Corp.      1,500         86,063
Sepracor Inc.*               300          4,200
Sequus Pharmaceuticals
  Inc.*                      500          8,750

                         Number
                        of Shares      Value
                        ---------   -----------
Sofamor/Danek Group
  Inc.*                      600      $  19,650
Sola International Inc.*     400         13,100
Somatogen Inc.*              500          8,281
SpaceLabs Medical Inc.*      100          2,263
St. Jude Medical, Inc.       300         10,931
Sunrise Medical Inc.*        200          3,650
Target Therapeutics Inc.     200         10,825
Tecnol Medical Products
  Inc.*                      300          5,888
Tenet Healthcare Corp.*      800         16,400
Thermedics Inc.*             500         15,125
U.S. Healthcare, Inc.        600         31,313
United Healthcare Corp.      800         46,800
United States Surgical
  Corp.                      100          3,700
Ventritex Inc.               300          4,669
Vertex Pharmaceuticals
  Inc.*                      500         14,750
VISX Inc.*                   300         10,200
Vital Signs Inc.             200          4,225
Vivra Inc.                   900         28,463
Vivus*                       200          6,025
Warner Lambert Co.           600         67,050
West Co Inc.                 200          4,550
                                      ---------
                                      2,884,561
                                      ---------
HOUSEHOLD PRODUCTS--0.7%
Alberto Culver Co. Class
  B (Convertible)            100          3,788
Avon Products, Inc.          300         26,663
Bush Boake Allen Inc.*       300          8,100
Church & Dwight Inc.         300          6,600
Clorox Co.                   200         16,525
Colgate-Palmolive Co.        600         45,975
Dial Corp.                   400         11,250
Gillette Co.               1,800         97,200
International Flavors &
  Fragrances Inc.            400         19,650
Libbey Inc.                  200          4,650
Playtex Products Inc.*       600          5,250
Procter & Gamble Co.       2,600        219,700
                                      ---------
                                        465,351
                                      ---------
IMAGING & PHOTO--0.3%
Avid Technology, Inc.*       300          5,831
BMC Industries, Inc.         600         16,050
C-Cube Microsystems,
  Inc.                       600         29,550
Chyron Corp.*              1,800          7,200
Eastman Kodak Co.          1,400        107,100
OIS Optical Imaging
  Systems Inc.*            1,700          6,800
Photronic, Inc.              200          5,275
Polaroid Corp.               100          4,500
Robotic Vision Systems
  Inc.*                      300          5,156
Ultratech Stepper Inc.       300          7,800
                                        -------
                                        195,262
                                        -------

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-BALANCED GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                         Number
                        of Shares      Value
                        ---------   -----------
INSURANCE--1.7%
Acordia, Inc.                200       $  6,350
Aetna Life &
  Casualty Co.               400         28,500
Alexander & Alexander
  Services                 2,400         45,300
Alfa Corp.                   800         10,400
Allied Group Inc.            100          3,588
Allstate Corp.             1,800         69,975
American Annuity Group,
  Inc.                       500          6,250
American Bankers
  Insurance Group, Inc.      300         11,813
American General Corp.       800         28,100
American Heritage Life
  Investment Corp.           200          4,650
American International
  Group, Inc.              1,800        164,475
American Travellers
  Corp.                      300          5,906
Aon Corp.                    500         26,813
Argonaut Group, Inc.         500         15,625
Arthur J. Gallagher
  & Co.                      500         16,250
CMAC Investment Corp.        200         11,200
Capital Re Corp.             200          7,500
Capitol American
  Financial Corp.            200          4,825
Capsure Holdings Corp.*      300          5,288
Chubb Corp.                  300         28,388
Cigna Corp.                  300         34,013
Citizens Corp.               800         15,600
Commerce Group Inc.          800         16,000
Compdent Corp.*              200          8,825
Crawford & Co. Class A       200          3,250
Crawford & Co. Class B       500          8,125
Delphi Financial Group,
  Inc. Class A*              200          5,575
E.W. Blanch Holdings
  Inc.                       200          4,125
Enhance Financial
  Services Group Inc.        500         13,563
Executive Risk Inc.          200          6,200
Financial Security
  Assured Holdings Ltd.      400         10,800
Foremost Corp. of
  America                    200         10,700
Fremont General Corp.        750         18,750
Frontier Insurance
  Group, Inc.                200          6,450
General Re Corp.             300         42,863
HCC Insurance Holdings,
  Inc.                       200         11,700
Harleysville Group Inc.      200          5,500
Highlands Insurance
  Group Inc.*                 30            570
Home Beneficial Corp.
  Class B                    500         12,938
Horace Mann Educators
  Corp. (New)                600         19,725
ITT Hartford Group Inc.      400         19,550
Integon Corp.                200          3,850
Jefferson-Pilot Corp.        300         15,825

                         Number
                        of Shares      Value
                        ---------   -----------
John Alden Financial
  Corp.                      600      $  11,700
Kansas City Life
  Insurance Co.              100          5,513
Liberty Corp.                300          9,525
Life Partners Group Inc.     600         12,525
Life Re Corp.                200          5,975
Lincoln National Corp.
  Inc.                       400         19,300
MAIC Holdings Inc.           106          3,445
Markel Corp.*                100          8,225
Marsh & McLennan
  Companies                  300         28,200
NAC Re Corp.                 300          9,825
National Re Corp.            500         17,750
Orion Capital Corp.          200          8,875
Penncorp Financial Group
  Inc.                       600         18,375
Presidential Life Corp.      400          3,925
Providian Corp.              300         13,838
Reinsurance Group of
  America Inc.               500         20,750
Safeco Corp.                 400         13,175
Selective Insurance
  Group, Inc.                200          6,300
Sierra Health Services
  Inc.*                      500         16,500
St. Paul Companies, Inc.     300         15,938
State Auto Financial
  Corp.                      200          4,850
Torchmark Corp.              200          8,600
Transamerica Corp.           300         22,800
Trenwick Group Inc.          100          4,813
UNUM Corp.                   300         17,850
USF&G Corp.                  300          4,763
USLIFE Corp.                 100          2,813
United Companies
  Financial Corp.            700         22,488
United Dental Care Inc.*     100          3,950
United Insurance
  Companies, Inc.            800         17,000
United Wisconsin
  Services, Inc.             200          4,425
Vesta Insurance Group
  Inc.                       300          9,638
W.R. Berkley Corp.           300         12,900
Washington National
  Corp.                      200          5,525
Zenith National
  Insurance Corp.            200          5,025
                                      ---------
                                      1,192,792
                                      ---------
MEDIA--1.1%
AMC Entertainment Inc.*      200          5,175
BET Holdings, Inc.
 Class A*                    200          5,850
Cablevision Systems
  Corp. Class A*             200          9,975
Carmike Cinemas Inc.*        100          2,663
Central Newspapers Inc.
  Class A                    600         21,825
Century Communications
  Corp. Class A*           1,300         12,594
Citicasters Inc.             300          9,000
Comcast Corp. Class A        700         12,206

SchwabFunds(R)
--------------------------------------------------------------------------------

                         Number
                        of Shares      Value
                        ---------   -----------
Dow Jones & Co. Inc.         400      $  14,950
Emmis Broadcasting Corp.
  Class A*                   200          8,625
Evergreen Media*             300         11,888
GC Companies Inc.*           100          3,613
Gannett Inc.                 700         47,863
Harte Hanks
  Communications (New)       450         10,631
Heartland Wireless
  Communications, Inc.*      200          5,600
Houghton Mifflin Co.         200          9,275
Interdigital Commerce
  Corp.*                     500          4,156
International Cabletel
  Inc.                       700         20,606
International Family
  Entertainment Inc.
  Class B                    875         13,344
Jacor Communications
  Inc.*                      200          4,300
John Wiley & Son, Inc.
  Class A                    500         17,250
King World Productions,
  Inc.*                      100          4,350
Knight-Ridder, Inc.          200         14,475
McClatchy Newspapers
  Inc. Class A               700         16,975
McGraw-Hill, Inc.            400         17,650
Media General, Inc.
  Class A                    400         15,400
Meredith Corp.               100          4,538
Metromedia International
  Group., Inc.               700          9,450
Movie Gallery Inc.*          200          6,200
New World Communications
  Class A*                   400          7,475
New York Times Co.
  Class A                    400         13,000
Oak Industries Inc.*         200          5,400
Paxson Communications
  Corp.                      300          4,463
Pulitzer Publishing Co.      500         28,500
Regal Cinemas, Inc.          300         12,281
Renaissance
  Communications Corp.       700         19,338
SBC Communications Inc.    2,500        125,000
TCA Cable TV Inc.            600         17,625
Tele Communications
  Inc. (New)--TCI
  Group Series A           2,700         51,806
Time Warner Inc.           1,600         65,400
Times Mirror Co. (New)
  Series A                   400         17,050
Tribune Co. (New)            200         13,950
United International
  Holdings Inc. Class A*     200          2,900
Viacom Inc. Class B*       1,400         57,400
Westcott Communications
  Inc.*                      200          4,263
Westwood One Inc.*           400          7,075
                                        -------
                                        793,353
                                        -------

                         Number
                        of Shares      Value
                        ---------   -----------
MISCELLANEOUS FINANCE--1.4%
1st Source Corp.             210        $ 4,778
AMCORE Financial, Inc.       200          4,050
Aames Financial Corp.        200          8,825
Alex Brown Inc.              500         27,063
American Express Co.       1,900         92,150
Americredit Corp.*           400          5,750
Astoria Financial Corp.      200         10,675
Beneficial Corp.             200         11,050
Bok Financial Corp.
  (New)                      300          6,225
Cal-Federal Bancorp
  Inc.*                    1,600         28,600
Charter One Financial
  Inc.                       900         31,556
Coast Savings Financial
  Inc.*                      300          9,338
Collective Bancorp Inc.      300          7,256
Commercial Federal Corp.     200          7,675
Dean Witter Discover &
  Co.                        600         32,700
Downey Financial Corp.       210          4,541
Eaton Vance Corp. (Non
  Voting)                    100          3,088
Federal Home Loan
  Mortgage Corp.             700         58,363
Federal National
  Mortgage Assoc.          4,200        128,625
First American Financial
  Corp.                      200          5,500
First Financial Corp.        700         16,538
Fund American
  Enterprises Holdings,
  Inc.                       400         30,600
Glendale Federal Bank
  (FSB) (New)*               800         14,000
Golden West Financial
  Corp.                      200         10,525
Great Financial Corp.        200          5,488
Great Western Financial
  Corp.                      400          9,200
Green Tree Financial
  Corp.                      500         16,875
H.F. Ahmanson & Co.          300          7,125
Home Financial Corp.         300          4,200
Household International
  Inc.                       400         27,650
Inter-Regional Financial
  Group, Inc.                150          3,281
Interpool Inc.               200          3,600
JSB Financial, Inc.          200          6,800
Leader Financial Corp.       200          8,838
Legg Mason, Inc.             200          5,750
Merrill Lynch & Co. Inc.     700         42,263
Money Store Inc.           1,050         26,644
Morgan Stanley Group
  Inc.                       600         30,150
North American Mortgage
  Co.                        200          3,375
Olympic Financial Ltd.*      300          6,675
Peoples Heritage
  Financial Group, Inc.      200          4,200
Pioneer Group Inc.           600         15,900

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-BALANCED GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                         Number
                        of Shares      Value
                        ---------   -----------
Quick & Reilly Group,
  Inc.                       600       $ 18,300
RCSB Financial Inc.          200          4,713
Raymond James Financial
  Inc.                       300          6,788
Roosevelt Financial
  Group Inc.                 800         15,400
Salomon Inc.                 400         16,250
Sovereign Bancorp Inc.       630          7,009
St. Paul Bancorp Inc.        300          7,294
Standard Financial Inc.      200          2,988
Student Loan Corp.           300         10,725
Travelers Group Inc.       1,300         79,950
Value Line, Inc.             200          6,950
WFS Financial Inc.*          400          7,975
Westcorp Inc.                300          5,888
                                        -------
                                        977,715
                                        -------
MOTOR VEHICLE--1.0%
A.O. Smith Corp. Class B     400          9,200
Arctco, Inc.                 400          3,875
Arvin Industries, Inc.       700         15,750
Borg Warner Automotive
  Inc.                       600         22,875
Breed Technologies Inc.      700         15,050
Chrysler Corp.             1,500         94,125
Cummins Engine Inc.          100          4,675
Dana Corp.                   400         13,300
Detroit Diesel Corp.*        600         11,475
Eaton Corp.                  300         18,150
Echlin Inc.                  200          6,875
Federal Mogul Corp.          800         15,200
Fleetwood Enterprises,
  Inc.                       100          2,625
Ford Motor Co.             4,500        161,438
General Motors Corp.       3,000        162,750
Gentex Corp.*                200          7,875
Genuine Parts Co.            400         17,700
Hayes Wheels
  International Inc.         500         15,188
Mascotech Inc.             1,000         13,125
Modine Manufacturing Co.     400         11,000
PACCAR Inc.                  100          4,975
Standard Products Co.        200          5,075
Superior Industries
  International, Inc.        400         10,950
TRW Inc.                     300         28,163
Titan Wheel
  International Inc.         300          4,838
                                        -------
                                        676,252
                                        -------
NON-FERROUS--0.4%
A.M. Castle & Co.            200          6,700
Alcan Aluminum Ltd.          900         28,688
Aluminum Company of
  America                    700         43,663
Asarco Inc.                  100          3,313
Brush Wellman Inc.           200          3,750
Coeur d'Alene Mines
  Corp.                      500          9,938
Commercial Metals Co.        200          6,000

                         Number
                        of Shares      Value
                        ---------   -----------
Cyprus Amax Minerals Co.     400      $  10,850
Echo Bay Mines Ltd           300          3,938
Engelhard Corp.              400         10,050
Freeport McMoran Copper
  & Gold Class B             900         29,588
Hecla Mining Co.*            600          4,650
Inco Ltd.                    500         16,813
Minerals Technologies
  Inc.                       500         19,250
Mueller Industries Inc.      500         20,125
Phelps Dodge Corp.           300         22,050
Reynolds Metals Co.          200         10,750
Stillwater Mining Co.*       500         11,875
Sunshine Mining &
  Refining Co.*            2,400          3,900
Wolverine Tube Inc.*         200          7,350
                                      ---------
                                        273,241
                                      ---------
OIL-DOMESTIC--0.5%
Amerada Hess Corp.           300         16,988
Ashland Inc.                 200          8,225
Atlantic Richfield Co.       600         70,650
Barrett Resources Corp.*     600         16,650
Cross Timbers Oil Co.        200          4,000
Diamond Shamrock Inc.        700         23,713
Kerr-McGee Corp.             200         12,775
Oryx Energy Co.*             200          3,200
Pennzoil Co.                 100          4,425
Phillips Petroleum Co.     1,000         41,500
Pogo Producing Co.           700         25,288
Quaker State Corp.           400          6,300
Santa Fe Energy
  Resources, Inc.*           200          2,400
Smith International
  Inc.*                      800         23,800
Snyder Oil Corp.             400          3,600
Sun Inc.                     200          6,200
USX Corp. (Marathon
  Group) (New)             1,100         24,200
Unocal Corp.               1,000         32,125
                                      ---------
                                        326,039
                                      ---------
OIL-INTERNATIONAL--1.9%
Amoco Corp.                2,000        146,000
Chevron Corp.              2,500        145,000
Exxon Corp.                4,900        416,500
Mobil Corp.                1,500        172,500
Royal Dutch
  Petroleum Co.            2,300        329,475
Texaco Inc.                1,100         94,050
Western Atlas, Inc.*         200         12,000
                                      ---------
                                      1,315,525
                                      ---------
PAPER--0.6%
Alco Standard Corp.          500         28,938
Boise Cascade Corp.          100          4,650
Caraustar Industries
  Inc.                       600         15,075
Champion International
  Corp.                      300         14,475
Chesapeake Corp.             600         17,325
Georgia Pacific Corp.        300         23,325
International Paper Co.    1,100         43,863
James River Corp.            200          5,350

SchwabFunds(R)
--------------------------------------------------------------------------------

                         Number
                        of Shares      Value
                        ---------   -----------
Kimberly Clark Corp.       1,190       $ 86,424
Longview Fibre Co.         1,000         17,625
Louisiana Pacific Corp.      300          7,538
Mead Corp.                   200         11,125
P.H. Glatfelter Co.          600          9,975
Potlatch Corp.               100          4,263
Rock Tennessee Co.
  Class A                    400          7,025
Schweitzer Mauduit
  International Inc.          50          1,356
Shorewood Packaging
  Corp.*                     200          3,450
Temple-Inland Inc.           200          9,700
Thermo Fibertek Inc.         800         18,300
Union Camp Corp.             200         10,875
Wausau Paper Mills Co.       875         20,125
Westvaco Corp.               400         12,400
Weyerhaeuser Co.           1,000         49,500
Willamette Industries,
  Inc.                       200         12,350
                                        -------
                                        435,032
                                        -------
PRODUCER GOODS-MANUFACTURING--2.8%
Albany International
  Corp. Class A (New)        700         15,050
Allied Signal Inc.         1,200         69,750
American Financial
  Enterprises Inc.           200          4,850
Applied Power Inc.
  Class A                    200          6,275
AptarGroup, Inc.             300         11,288
Avery Dennison Corp.         200         11,400
BT Office Products
  International Inc.*        600         10,425
BW/IP Holding, Inc.
  Class A                    300          6,225
Baldor Electric Co.          400          8,650
Barnes Group Inc.            100          4,638
Bearings Inc. (New)          150          4,800
Blyth Industries Inc.        400         15,900
Boise Cascade Office
  Products Corp.             700         54,775
Briggs & Stratton Corp.      100          4,538
Case Corp.                   300         15,150
Caterpillar Inc.             900         57,600
Cincinnati Milacron Inc.     100          2,638
Clarcor Inc.                 200          3,950
Coherent Inc.*               200         10,738
Collins & Aikman Corp.*    1,400          9,800
Commercial Intertech
  Corp.                      200          3,800
Cooper Industries Inc.       400         17,000
Corporate Express, Inc.      240          8,985
Credence Systems Corp.       300          6,488
Deere & Co.                1,000         38,875
Donaldson Inc.               400         10,500
Dover Corp.                  400         20,600
Duriron Inc.                 600         15,750
Emerson Electric Co.         900         75,263
FMC Corp. (New)*             100          6,938
Fisher Scientific
  International, Inc.        500         18,688
Foster Wheeler Corp.         100          4,625

                         Number
                        of Shares      Value
                        ---------   -----------
General Binding Corp.        200       $  4,600
General Electric Co.       6,500        503,750
Giddings & Lewis Inc.        800         14,800
Goulds Pumps Inc.            300          7,031
Graco Inc.                   300          6,038
Greenfield Industries
  Inc.                       500         18,969
Griffon Corp.*               400          3,600
Harnischfeger Industries
  Corp.                      100          4,050
Helix Technology Corp.       100          3,769
Herman Miller Inc.           400         12,300
IDEX Corp.                   300         11,775
ITT Industries Inc.          400         11,000
Illinois Tool Works Inc.     400         26,900
Ingersoll Rand Co.           400         15,500
Insilco Corp.*               100          3,469
Interface Inc. Class A       200          2,613
Ionics Inc.                  200          9,600
JLG Industries Inc.          300         16,425
Johnson Controls, Inc.       200         14,300
Juno Lighting Inc.           200          2,975
Kaydon Corp.                 500         19,875
Kennametal Inc.              400         15,150
Keystone International
  Inc.                       800         17,500
Lawson Products, Inc.        200          4,600
Lincoln Electric Co.         100          2,675
Lincoln Electric Co.
  Class A (Non Voting)       400         11,300
Lydall Inc.                  200          4,700
Measurex Corp.               200          5,800
Millipore Corp.              100          4,188
Mine Safety
  Appliances Co.             100          4,438
Myers Industry Inc.          200          3,625
NN Ball & Roller, Inc.       300          7,500
Navistar International
  Corp.*                   4,300         51,600
Nu-Kote Holding Inc.
  Class A                    300          5,325
Pall Corp.                   300          8,400
Parker Hannifin Corp.        200          8,450
Precision Castparts
  Corp.                      600         26,025
Presstek Inc.                500         69,438
Raychem Corp.                200         15,575
Roper Industries             500         23,563
SPS Technologies, Inc.       100          6,500
Standex International
  Corp.                      200          5,400
Stewart & Stevenson
  Services, Inc.             500         14,750
TRINOVA Corp.              1,600         56,400
Teleflex Inc.                300         13,913
Tencor Instruments           400          9,875
Tenneco Inc.                 600         32,925
Texas Industries Inc.        200         12,800
Timken Co.                   100          3,963
TriMas Corp.                 700         16,538
Triarc Cos., Inc.
  Class A*                   400          5,050
Tyco Interest Ltd            600         23,175
U.S. Filter Corp. (New)      600         18,450
UNR Industries, Inc.         700          6,475

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-BALANCED GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                         Number
                        of Shares      Value
                        ---------   -----------
Valhi, Inc. (New)          1,600      $  10,400
Valmont Industries, Inc.     200          6,450
Varity Corp.*                100          4,263
W.W. Grainger, Inc.          200         13,800
WMS Industries Inc.*         300          5,438
Watts Industries Inc.
  Class A                    700         14,350
Westinghouse Air Brake
  Co. (New)                  300          4,238
Westinghouse Electric
  Corp.                    1,500         28,313
Westpoint Stevens Inc.
  Class A                    700         14,744
Wyman Gordon Co.*            700         12,775
X-Rite, Inc.                 300          5,250
Zero Corp.                   200          3,600
Zurn Industries, Inc.        300          6,113
                                      ---------
                                      1,915,091
                                      ---------
RAILROAD--0.3%
Burlington Northern
  Santa Fe                   500         43,750
CSX Corp.                    800         41,000
Conrail Inc.                 300         20,925
Florida East Coast
  Industry Inc.              200         17,800
Norfolk Southern Corp.       500         42,000
Union Pacific Corp.          900         61,313
                                      ---------
                                        226,788
                                      ---------
REAL PROPERTY--0.1%
Avatar Holdings, Inc.*       100          3,900
Catellus Development
  Corp.*                     900          8,213
Forest City Enterprises,
  Inc. Class A               100          3,775
Insignia Financial Group
  Class A (New)              800         17,600
Lennar Corp.                 800         20,000
Price Enterprises Inc.       300          4,800
                                      ---------
                                         58,288
                                      ---------
RETAIL--2.1%
Albertson's Inc.           1,100         42,350
American Stores Co.
  (New)                      600         20,025
AnnTaylor Stores Corp.*      300          5,138
Arbor Drugs, Inc.            600         12,225
Best Buy Co., Inc.*          800         15,400
Blair Corp.                  100          2,613
Burlington Coat Factory
  Warehouse*                 500          5,438
CDW Computer Centers
  Inc.*                      200         15,450
CUC International Inc.       800         26,300
Carson Pirie Scott &
  Co.*                       200          4,850
Casey's General Stores
  Inc.                       400          8,625
Cato Corp. (New)             300          2,850
Charming Shoppes Inc.      1,500          9,656
Circle K Corp.*              400         12,500
Circuit City Stores Inc.     400         12,700
Claire's Stores Inc.         450          9,788

                         Number
                        of Shares      Value
                        ---------   -----------
CompUSA Inc.                 800        $27,700
Dayton Hudson Corp.          300         28,650
Dillard Department
  Stores Inc. Class A        400         16,050
Dollar Tree Stores Inc.      750         25,125
Duty Free International
  Inc.                       600          8,025
Family Dollar Stores,
  Inc.                     1,000         15,250
Federated Department
  Stores Inc.*               900         30,038
Fingerhut Companies,
  Inc.                       600          7,650
Fred Meyer Inc.*             400         11,500
Fruit of the Loom Inc.
  Class A*                   200          5,275
Gap Inc.                   1,000         30,125
Giant Food Inc. Class A      100          3,188
Great Atlantic & Pacific
  Tea Co., Inc.              100          3,488
Gymboree Corp.*              600         15,600
Harcourt General Inc.        200          8,800
Hollywood Entertainment
  Corp.                      500          8,156
Home Depot Inc.            2,000         94,750
Home Shopping Network,
  Inc.*                    1,400         16,450
J.C. Penney Inc.             800         39,600
Just for Feet Inc.           500         23,906
K Mart Corp.               1,800         18,225
Kroger Co.*                  500         20,563
Lands' End, Inc.*            700         13,825
Limited Inc.               1,144         23,738
Longs Drug Stores Corp.      100          4,525
Lowe's Cos. Inc.             500         16,188
MacFrugals Bargains-
  Close-Out*                 300          4,013
May Department
  Stores Co.                 900         45,900
Melville Corp.               400         15,550
Mercantile Stores Co.,
  Inc.                       100          6,238
Michaels Stores Inc.*        300          5,531
Nordstrom Inc.               400         20,300
Pep Boys--Manny,
  Moe & Jack                 200          6,675
Petco Animal Supplies
  Inc.                       300          8,700
Pier 1 Imports Inc.          500          6,688
Price Costco Inc.*           700         13,256
Proffitt's, Inc.*            400         13,150
Quality Food Centers,
  Inc.                       200          5,250
Regis Corp.                  200          7,375
Rite Aid Corp.               200          5,925
Ross Stores Inc.             600         20,775
Ruddick Corp.                600          7,950
Sears Roebuck & Co.        1,500         74,813
Service Merchandise Co.
  Inc.*                    1,300          6,175
Shopko Stores Inc.           400          6,200
Smart & Final Inc.           300          6,825
Smith's Food & Drug
  Centers, Inc. Class B      400         10,000

SchwabFunds(R)
--------------------------------------------------------------------------------

                         Number
                        of Shares      Value
                        ---------   -----------
Sotheby's Holdings, Inc.
  Class A                    800     $   11,300
Spiegel, Inc. Class A
  (Non Voting)             1,700         17,000
Sports Authority Inc.*       300          8,925
Stanhome Inc.                300          8,850
Stein Mart Inc.*             400          6,350
TJX Companies, Inc.          200          5,900
Tandy Corp.                  300         15,563
Tiffany & Co. (New)          500         32,625
Toys 'R' Us, Inc.*         1,000         27,875
United Stationers Inc.       200          4,525
Vitalink Pharmacy
  Services, Inc.*            200          4,525
Waban Inc.*                  700         17,150
Wal-Mart Stores, Inc.      8,900        212,488
Walgreen Co.               1,100         35,200
Williams-Sonoma Inc.*        600         15,038
Winn Dixie Stores Inc.       600         19,800
Woolworth Corp.              300          5,738
Zale Corp. (New)*            500          9,406
                                      ---------
                                      1,477,845
                                      ---------
STEEL--0.2%
Armco Inc.*                1,700          9,563
Bethlehem Steel Corp.*       300          4,088
Birmingham Steel Corp.       400          6,400
Carpenter Technology
  Corp.                      500         18,813
Chaparral Steel Co.          600          9,075
Cleveland Cliffs Inc.        200          8,350
Inland Steel Industries,
  Inc.                       100          2,463
Intermet Corp.*              300          4,388
J & L Specialty Steel
  Inc.                       800         14,500
Lukens Inc.                  200          5,275
National Steel Corp.
  Class B*                   600          8,175
Nucor Corp.                  300         16,875
Oregon Steel Mills Inc.      200          3,175
Quanex Corp.                 200          4,400
Rouge Steel Co. Class A      200          4,475
USX Corp.
  (U.S. Steel Group)         200          6,600
WHX Corp.*                   300          3,450
Worthington Industries
  Inc.                       200          4,088
                                      ---------
                                        134,153
                                      ---------
TELEPHONE--2.6%
360 Communications Co.*      466         10,951
AT&T Corp.                 6,200        379,750
Airtouch Communications
  Inc.*                    1,900         59,375
Alltel Corp.                 700         23,013
American Mobile
  Satellite Corp.*           600         11,550
Ameritech Corp. (New)      2,300        134,263
Andrew Corp.                 150          7,181
Antec Corp.*                 400          6,075
Arch Communications
  Group, Inc.*               500         11,875

                         Number
                        of Shares      Value
                        ---------   -----------
Aspect
  Telecommunications
  Corp.                      300      $  17,250
Associated Group Inc.
  Class A*                   200          5,563
Bell Atlantic Corp.        1,700        110,500
BellSouth Corp.            3,900        156,000
Boston Technology Inc.
  (New)*                     300          5,250
C-TEC Corp.                  400         11,950
California Microwave*        200          3,675
Cellstar Corp.*              300          2,813
Cidco Inc.*                  200          7,125
Coherent Communications
  Systems Corp.              600         11,400
Colonial Data
  Technologies*              300          6,825
Comnet Cellular Inc.*        200          6,625
DSC Communications
  Corp.*                     300          9,413
Echostar Communications
  Corp. Class A*             200          6,625
GTE Corp.                  3,800        164,825
General Datacom
  Industries Inc.*           300          4,125
Geotek Communications
  Inc.*                      600          6,263
InterVoice, Inc.*            200          5,613
Lincoln
  Telecommunications         800         13,450
Loral Space &
  Communications*            600          8,625
MCI Communications Corp.   2,700         79,313
Microcom Inc.*               300          7,350
Mobilemedia Corp.
  Class A*                   400          7,950
Nextel Communications
  Inc.*                      214          3,852
Northern Telecom Ltd       1,100         56,650
Nynex Corp.                1,600         78,600
Octel Communications
  Corp.                      600         27,000
P-Com Inc.                   300          7,519
Pacific Telesis Group      1,600         54,800
Pairgain Technologies
  Inc.*                      500         47,875
Plantronics, Inc. (New)*     200          8,025
Sprint Corp.               1,400         58,975
Tellabs Inc.                 300         16,613
U S WEST, Inc.
  (Communications Group)   1,700         55,675
U S West Inc.
  (Media Group)*           2,000         39,000
Vanguard Cellular
  Systems, Inc. Class A*     600         12,900
Worldcom Inc.*               700         32,856
                                      ---------
                                      1,802,901
                                      ---------

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-BALANCED GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                         Number
                        of Shares      Value
                        ---------   -----------
TOBACCO--0.6%
American Brands, Inc.        600       $ 24,975
Loews Corp.                  400         30,500
Philip Morris Companies
  Inc.                     3,400        306,425
UST Inc.                     700         22,400
                                        -------
                                        384,300
                                        -------
TRANSPORTATION-MISCELLANEOUS--0.4%
Air Express
  International Corp.        300          8,363
Airbourne Freight Corp.      300          7,913
Amerco Inc.*                 800         17,750
American Freightways
  Corp.*                     400          6,100
American President
  Companies, Ltd.            400          9,550
Arnold Industries Inc.       600          9,600
Caliber Systems Inc.         100          4,013
Consolidated Freightways
  Inc.                       100          2,613
Expeditores
  International of
  Washington Inc.            200          5,875
Federal Express Corp.*       200         16,150
Harper Group, Inc.           200          3,850
Heartland Express, Inc.      307          9,057
J.B. Hunt Transport
  Services Inc.              500         10,281
Kirby Corp.*                 400          7,050
Landstar Systems, Inc.*      200          5,550
M.S. Carriers, Inc.*         200          3,850
NACCO Industries, Inc.
  Class A                    300         18,938
Overseas Shipholding
  Group                      800         16,100
Pittston Co.
  (Burlington Group)          50            994
Pittston Services Group      100          2,788
Roadway Express Inc.          50            747
Rollins Truck Leasing
  Corp.                      600          6,525
Ryder System, Inc.           200          5,825
Shurgard Storage Centers
  Inc. Class A               600         15,375
Swift Transportation
  Inc.                       300          5,700
TNT Freightways Corp.        300          6,769
Wabash National Corp.        300          5,925
Werner Enterprises Inc.      600         14,775
XTRA Corp.                   300         13,650
Yellow Corp.                 400          4,900
                                        -------
                                        246,576
                                        -------
TRAVEL & RECREATION--0.6%
Anchor Gaming*               100          4,425
Anthony Industries, Inc.     200          5,700
Aztar Corp.*                 500          4,875
Bally Entertainment
  Corp.                    1,200         25,050
Bally Total Fitness
  Holding Corp.*             250          1,375
Boyd Gaming Corp.*         1,000         14,000
Brunswick Corp.              200          4,400
Doubletree Corp.*            300          9,581

                         Number
                        of Shares      Value
                        ---------   -----------
Harrahs Entertainment
  Inc.*                      400       $ 13,800
Hilton Hotels Corp.          200         21,100
ITT Corp. (New)*             400         24,350
Marcus Corp.                 300          8,363
Marriot International
  Inc.                       400         19,500
Players International
  Inc.                       400          4,550
Polaris Industries Inc.      700         24,413
Primadonna Resorts Inc.*     400          7,650
Prime Hospitality Corp.*     400          6,050
Rio Hotel & Casino Inc.*     200          3,600
Showboat, Inc.               200          6,400
Speedway Motorsports,
  Inc.                       600         16,050
Station Casinos Inc.*        700          9,188
Stratosphere Corp.*        1,100         12,031
Topps Inc.                   600          3,506
Walt Disney Co.            2,539        157,418
                                        -------
                                        407,375
                                        -------
UTILITIES--1.8%
American Electric Power
  Co., Inc.                  700         28,438
Aquila Gas Pipeline
  Corp.                      400          5,550
Atmos Energy Corp.           200          4,950
Baltimore Gas &
  Electric Co.               400         10,550
Bay State Gas Co.            200          5,550
Black Hills Corp.            200          5,000
Carolina Power &
  Light Co.                  700         25,200
Central & South West
  Corp.                      800         21,800
Central Hudson Gas &
  Electric Corp.             500         14,500
Central Louisiana
  Electric Co. (New)         600         15,375
Central Maine Power Co.      700          9,975
Cilcorp Inc.                 200          8,625
Cinergy Corp.                600         17,400
Coastal Corp.                300         11,888
Columbia Gas System,
  Inc.                       100          4,863
Commonwealth Energy
  System (Shares of
  Beneficial Interest)       200          9,175
Consolidated Edison Co.      800         23,500
Consolidated Natural
  Gas Co.                    300         14,025
DTE Energy Co.               600         18,600
Destec Energy, Inc.*       1,100         12,925
Dominion Resources Inc.      700         26,950
Duke Power Co.               900         42,300
ENSERCH Corp.                100          2,150
Eastern Enterprises          400         14,350
Eastern Utilities
  Association                300          6,113
Edison International       1,900         30,400
Empire District Electric
  Co.                        200          3,650
Energen Corp.                100          2,288
Enron Corp.                1,100         44,275
Entergy Corp.                900         23,850

SchwabFunds(R)
--------------------------------------------------------------------------------

                         Number
                        of Shares      Value
                        ---------   -----------
FPL Group, Inc.              700        $30,188
General Public Utilities
  Corp.                      500         15,875
Houston Industries Inc.    1,000         21,375
IES Industries Inc.          700         18,550
Indiana Energy Inc.          600         14,325
Interstate Power Co.         100          3,063
K N Energy Inc.              700         22,400
Laclede Gas Co.              200          4,700
MDU Resources
  Group, Inc.                400          8,750
Madison Gas &
  Electric Co.               300          7,350
NICOR Inc.                   100          2,788
New Jersey Resources
  Corp.                      500         14,188
Niagara Mohawk Power
  Corp.                      400          3,000
NorAm Energy Co.             300          3,300
Northern States Power
  Co.                        200          9,350
Northwest Natural Gas
  Co.                        200          6,538
Ohio Edison Co.              400          8,350
Oneok Inc.                   500         12,875
Orange & Rockland
  Utilities, Inc.            200          6,825
Otter Tail Power Co.         200          7,325
P P & L Resources Inc.       500         11,313
Pacific Enterprises          200          5,150
Pacific Gas & Electric
  Co.                      1,700         38,675
Pacificorp                 1,100         22,000
Panenergy Corp.              600         20,100
Peco Energy Co.              900         22,388
Peoples Energy Corp.         100          3,150
Philadelphia Suburban
  Corp.                      200          4,650
Piedmont Natural
  Gas Inc.                   700         15,138
Primark Corp.*               600         21,300
Public Service Co. of
  New Mexico                 900         15,750
Public Service Co. of
  North Carolina Inc.        200          3,225
Public Service
  Enterprise Group           900         23,513
Seagull Energy Corp.*        800         19,500
Sierra Pacific Resources     700         16,975
Sig Corp.                    500         16,688
Sonat Inc.                   300         13,088
South Jersey
  Industries Inc.            100          2,338
Southern Co.               2,800         61,600
Southern Union Co. (New)     300          6,600
Southwest Gas Corp.          300          4,988
Southwestern
  Energy Co.                 300          4,163
Tejas Gas Corp.              200         10,000
Texas Utilities Co.          800         32,200
Thermo Ecotek Corp.          300          7,088

                         Number
                        of Shares      Value
                        ---------   -----------
Tucson Electric
  Power Co.*               2,000     $    5,750
UGI Corp. (New)              700         15,663
Unicom Corp.                 800         22,000
Union Electric Co.           300         11,588
United Illuminating Co.      200          7,275
United Water
  Resources Inc.             400          5,000
WPS Resources Corp.          600         18,975
Washington Energy Co.        300          5,813
Western Gas
  Resources Inc.             300          4,425
Wicor Inc.                   500         17,188
Williams Cos. Inc.           400         20,450
Yankee Energy
  System, Inc.               100          2,238
                                     ----------
                                      1,223,275
                                     ----------
                                     29,719,554
                                     ----------
INTERNATIONAL--14.5%
AUSTRALIA--0.3%
Australia & New Zealand
  Banking Group            3,541         16,912
Broken Hill Proprietary
  Co., Ltd.                4,741         72,959
Commonwealth Bank Group    2,412         19,800
National Australia Bank    3,427         30,743
News Corp., Ltd.           4,891         28,662
Western Mining Corp.       2,717         19,807
Westpac Banking Corp.      4,468         21,691
                                     ----------
                                        210,574
                                     ----------
BELGIUM--0.1%
Electrabel                   134         30,052
Electrabel, VVPR Strip        25             68
Generale de Banque            38         13,399
Petrofina SA                  57         16,857
Societe Generale de
  Belgique                   173         13,464
Tractebel Investor
  International               18          7,319
Tractebel Investor
  International, VVPR
  Strip                       15          6,075
                                     ----------
                                         87,234
                                     ----------
CANADA--0.4%
Alcan Aluminum Ltd.          551         17,524
BCE Inc.                     764         30,049
Bank of Montreal             651         15,635
Bank of Nova Scotia,
  Halifax                    565         12,802
Barrick Gold Corp.         1,453         44,556
Canadian Imperial Bank
  of Commerce                643         19,977
Canadian Pacific Ltd.        838         17,049
Imperial Oil Ltd. (New)      472         19,189
Northern Telecom Ltd.        621         31,974
Placer Dome Inc.             585         16,285
Royal Bank of Canada,
  Montreal Quebec            769         18,215
Seagram Co. Ltd.             738         24,853

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-BALANCED GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                         Number
                        of Shares      Value
                        ---------   -----------
Thomson Corp.              1,442       $ 23,989
Toronto-Dominion Bank        738         12,792
                                        -------
                                        304,889
                                        -------
DENMARK--0.0%
Novo Nordisk A/S
  Series B                    94         12,216
Tele Danmark A/S
  Series B                   321         16,153
                                        -------
                                         28,369
                                        -------
FRANCE--1.0%
AXA Groupe SA                453         26,992
Alcatel Alsthom
  CGE SA                     369         34,704
BQE National de Paris        471         19,669
Carrefour                     63         49,230
Christian Dior               105         14,000
Cie Financiere de
  Paribas (Bearer)           294         18,912
Cie Generale de Eaux         287         31,213
Compagnie de Saint-
  Gobain SA                  204         24,437
Danone Groupe                174         26,298
Elf Aquitaine                665         49,455
L'Air Liquide                162         29,437
L'Oreal SA                   150         46,357
LVMH Moet Hennessy Louis
  Vuitton                    213         54,492
Lafarge Coppee SA            225         14,412
Lyonnaise des Eaux-Dumez     139         13,961
Michelin (CGDE) Class B
  (Reg.)                     265         13,133
PSA Peugeot Citroen          123         17,185
Pinault Printemps
  Redoute SA                  56         17,003
Renault (Regie
  Nationale)                 585         17,740
Rhone-Poulenc SA
  A Shares                   786         18,861
Roussel Uclaf                 68         16,028
Sanofi                       251         20,255
Schneider SA                 312         14,539
Societe Generale             214         24,848
Suez Group                   390         16,158
TOTAL Class B                575         39,023
Union des Assurances de
  Paris                      737         15,959
                                        -------
                                        684,301
                                        -------
GERMANY--1.1%
BASF AG                      149         40,683
Bankgesell Berlin             53         10,888
Bayer AG                     170         54,746
Bayerische Hypotheken &
  Wechsel Bank AG            629         15,646
Bayerische Motoren
  Werke AG                    43         23,215
Bayerische
  Vereinsbank AG             572         16,814
Commerzbank AG                73         15,807
Daimler-Benz AG              126         69,012
Deutsche Bank AG           1,161         55,642

                         Number
                        of Shares      Value
                        ---------   -----------
Dresdner Bank AG             929       $ 23,375
Hoechst AG                   160         53,887
Linde AG                      13          7,948
Lufthansa AG                  87         13,798
Mannesmann AG                 92         31,430
Muenchener
  Rueckversicherung            3          4,919
Muenchener
  Rueckversicherung
  (Reg.)                      18         32,687
RWE AG*                      846         32,936
RWE AG (Non Voting)*         500         14,550
Sap AG                       132         17,115
Siemens AG                   137         75,019
Thyssen AG                    77         13,957
Veba AG                    1,190         59,154
Vereinigte
  Elektrizitatswerke
  Westfalen Series B          43         12,359
Viag AG                       44         17,259
Viag AG (New)*                12          4,707
Volkswagen AG                 59         20,368
                                        -------
                                        737,921
                                        -------
HONG KONG--0.5%
CITIC Pacific              6,000         23,580
Cheung Kong Holdings       3,000         21,427
China Light & Power        6,000         28,311
Hang Seng Bank Ltd.        3,400         34,503
Henderson China               12             33
Henderson Land
  Development Co.          3,000         21,524
Hongkong Electric
  Holdings Ltd.            8,500         27,031
Hongkong
  Telecommunications
  Ltd.                    22,400         42,712
Hutchison
  Whampoa Ltd.             6,000         37,231
New World Development
  Co.                      5,115         22,945
Sun Hung Kai Properties    5,000         47,670
Swire Pacific Ltd.
  Class A                  4,000         34,128
Wharf Holdings             6,000         22,222
                                        -------
                                        363,317
                                        -------
ITALY--0.3%
Alleanza Assicurazioni       850          8,027
Assicurazioni Generali     1,963         48,949
Fiat SpA                   8,042         27,416
Fiat SpA, di Risp
  (Non-Convertible)        5,394          9,825
INA                       10,028         15,408
STET                       8,327         28,148
STET di Risp
  (Non-Convertible)        2,791          7,317
Telecom Italia            16,255         33,145
Telecom Italia di Risp
  (Non-Convertible)        5,096          8,450
Telecom Italia Mob        14,418         31,845
Telecom Italia Mob
  di Risp                  5,913          8,290
                                        -------
                                        226,820
                                        -------

SchwabFunds(R)
--------------------------------------------------------------------------------

                         Number
                        of Shares      Value
                        ---------   -----------
JAPAN--5.1%
Ajinomoto Co., Inc.        1,000       $ 12,523
All Nippon Airways Co.,
  Ltd.                     2,000         22,752
Asahi Bank                 2,000         25,811
Asahi Breweries            1,000         12,141
Asahi Chemical Industry
  Co.                      2,000         15,200
Asahi Glass Co., Ltd.      1,000         12,141
Bank of Fukuoka            1,000          8,776
Bank of Tokyo Mitsubishi
  (Bank of Tokyo shares)   1,600         36,862
Bank of Tokyo Mitsubishi
  (Mitsubishi Bank
  shares)                  4,200         97,166
Bank of Yokohama           1,000          8,977
Bridgestone Corp.          1,000         18,546
Canon Inc.                 1,000         19,884
Chiba Bank                 1,000          9,034
Chubu Electric
  Power Co.                1,000         25,333
DDI Corp.                      2         17,188
Dai Nippon
  Printing Co.             1,000         18,833
Dai-Ichi Kangyo
  Bank, Ltd.               5,000        101,812
Daiei Inc.                 1,000         13,575
Daiwa Bank                 2,000         15,582
Daiwa House
  Industries Co.           1,000         15,965
Daiwa Securities Co.       1,000         15,391
East Japan Railway Co.         4         21,376
Fuji Bank, Ltd.            4,000         87,568
Fuji Photo Film Co.        1,000         31,165
Fujitsu Ltd.               2,000         20,649
Gunma Bank                 1,000         11,567
Hachijuni Bank             1,000         11,567
Hankyu Corp.               1,000          6,109
Hitachi Ltd.               4,000         43,210
Hitachi Zosen Corp.        1,000          5,487
Hokkaido Electric Power
  Co.                      1,000         23,995
Hokuriku Electric Power
  Co.                      1,000         23,899
Honda Motor Co., Ltd.      1,000         22,848
Industrial Bank of
  Japan, Ltd.              3,000         80,302
Ishikawajima-Harima
  Heavy Industries         3,000         14,913
Ito-Yokado Co., Ltd.       1,000         58,984
Itochu Corp.               2,000         15,238
Japan Air Lines
  Co., Ltd.                2,000         16,003
Japan Tobacco Inc.             2         18,508
Joyo Bank                  1,000          8,183
Kajima Corp.               1,000         11,281
Kansai Electric
  Power Co.                1,000         24,282
Kao Corp.                  1,000         13,384
Kawasaki Heavy
  Industries               1,000          5,172
Kawasaki Steel Co.         3,000         10,984
Kinki Nippon
  Railway Co.              2,060         16,030

                         Number
                        of Shares      Value
                        ---------   -----------
Kirin Brewery Co., Ltd.    1,000       $ 13,001
Kobe Steel                 3,000          9,321
Kokusai Denki              1,000         98,466
Komatsu Ltd.               1,000          9,655
Kubota Corp.               2,000         13,938
Kyocera Corp.              1,000         75,331
Kyushu Electric
  Power Co.                2,000         49,711
Long-Term Credit
  Bank of Japan            3,000         26,012
Marubeni Corp.             2,000         11,988
Matsushita Communication
  Industrial Co., Ltd.     1,000         26,767
Matsushita Electric
  Industrial Co., Ltd.     3,000         53,057
Matsushita Electric
  Works                    1,000         11,376
Mitsubishi Chemical
  Corp.                    2,000         10,975
Mitsubishi Corp.           2,000         28,488
Mitsubishi Electric
  Corp.                    2,000         15,755
Mitsubishi Estate Co.      1,000         14,053
Mitsubishi Heavy
  Industries               4,000         35,715
Mitsubishi Materials Co.   1,000          6,023
Mitsubishi Motors          1,000          9,024
Mitsubishi Trust &
  Banking Corp.            1,000         17,303
Mitsui & Co.               2,000         19,062
Mitsui Fudosan Co.         1,000         13,192
Mitsui Marine & Fire
  Insurance                1,000          8,480
Mitsui Trust &
  Banking Co.              1,000         12,045
NEC Corp.                  2,000         25,429
NKK Corp.                  3,000          9,407
New Oji Paper Co.          1,000          9,244
Nikko Securities Co.       2,000         25,429
Nikon Corp.                1,000         13,479
Nippon Credit Bank         2,000          8,164
Nippon Express Co.         1,000         10,420
Nippon Oil Co.             1,000          6,931
Nippon Paper
  Industries Co.           1,000          7,323
Nippon Steel Corp.         7,000         25,295
Nippon Telegraph &
  Telephone Corp.             22        170,565
Nippon Yusen Kabushiki
  Kaisha                   1,000          6,070
Nippondenso Co.            1,000         21,796
Nissan Motor Co., Ltd.     3,000         25,353
Nomura Securities
  Co., Ltd.                2,000         43,593
Obayashi Corp.             1,000          9,302
Odakyu Electric Railway
  Co.                      1,030          7,385
Oki Electric Industry
  Co., Ltd.                1,000          7,935
Omron Corp.                1,000         22,561
Ono Pharmaceutical Co.     1,000         37,761
Osaka Gas Co.              2,000          8,011
Ricoh Co., Ltd.            1,000         11,759

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-BALANCED GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                         Number
                        of Shares      Value
                        ---------   -----------
Rohm Co.                   1,000      $  63,668
Sakura Bank                5,000         58,793
Sankyo Co.                 1,000         24,282
Sanwa Bank                 4,000         81,067
Sanyo Electric Co., Ltd.   2,000         12,772
Seibu Railway Co.          1,000         56,211
Sekisui Chemical Co.       1,000         12,619
Sekisui House              1,000         12,428
Seven-Eleven Japan Co.     1,100         77,922
Sharp Corp.                1,000         17,399
Shimizu Corp.              1,000         11,472
Shizuoka Bank              1,000         13,575
Sony Corp.                 1,000         65,006
Sony Music Entertainment   1,000         54,204
Sumitomo Bank              5,000        107,069
Sumitomo
  Chemical Co.             2,000         10,650
Sumitomo Corp.             1,000         11,950
Sumitomo Electric
  Industries               1,000         14,340
Sumitomo Marine & Fire
  Insurance Co.            1,000          9,522
Sumitomo Metal
  Industries               3,000          9,636
Sumitomo Trust & Banking
  Co.                      1,000         14,626
Suzuki Motor Corp.         1,000         12,715
Taisei Corp.               1,000          7,743
Taisho
  Pharmaceutical Co.       1,000         21,892
Takeda Chemical
  Industries               1,000         17,303
Teijin Ltd.                1,000          5,497
Tobu Railway Co.           1,000          6,921
Tohoku Electric
  Power Co.                1,000         24,855
Tokai Bank                 2,000         25,620
Tokio Marine & Fire
  Insurance Co.            2,000         27,532
Tokyo Electric Power
  Co., Inc.                2,000         54,491
Tokyo Electron             1,000         37,188
Tokyo Gas & Electric
  Industrial               3,000         11,787
Tokyu Corp.                1,000          8,154
Tonen Corp.                1,000         14,913
Toppan Printing Co.        1,000         14,722
Toray Industries Inc.      2,000         13,613
Toshiba Corp.              4,000         31,127
Toto                       1,000         14,818
Toyo Seikan                1,000         35,467
Toyo Trust &
  Banking Co.              1,000         10,898
Toyoda Automatic Loom      1,000         20,745
Toyota Motor Corp.         5,000        114,239
Yamaichi Securities Co.    1,000          7,906
Yasuda Fire & Marine
  Insurance Co.            1,000          7,887
Yasuda Trust & Banking
  Co.                      1,000          6,634
                                      ---------
                                      3,522,024
                                      ---------

                         Number
                        of Shares      Value
                        ---------   -----------
NETHERLANDS--0.9%
ABN Amro
  Holdings NV                758       $ 39,238
Aegon NV                     634         30,192
Akzo Nobel NV                174         20,208
Dordtsche Petrol              88         13,122
Elsevier NV                1,615         24,317
Heineken NV                  123         25,741
ING NV                       766         59,143
Koninklijke Ahold NV         311         15,337
Koninklijke PTT
  Nederland                1,132         42,479
Philips Electronics NV       841         29,694
PolyGram NV                  441         26,252
Royal Dutch Petroleum
  Co. (Bearer)             1,349        192,174
Unilever NV, CVA             392         53,487
Wolters Kluwer NV, CVA       164         17,927
                                        -------
                                        589,311
                                        -------
SINGAPORE--0.3%
City Developments          1,000          8,749
Development Bank
  of Singapore
  (alien market)           1,000         12,662
Hong Kong Land Holdings    5,000         10,700
Jardine Matheson
  Holdings Ltd.            1,600         12,800
Overseas Chinese Bank
  (alien market)           2,000         27,458
Singapore Airlines Ltd.
  (alien market)           2,000         20,202
Singapore
  Telecommunications      27,000         66,453
United Overseas Bank
  (alien market)           2,000         19,491
                                        -------
                                        178,515
                                        -------
SPAIN--0.3%
Argentaria Corp.             307         12,430
Banco Bilbao-Vizcaya SA
  (Reg.)                     556         21,134
Banco Popular Espanol
  (Reg.)                      72         11,932
Banco de Santander SA
  (Reg.)                     391         18,167
Empresa Nacional de
  Electricidad               637         40,013
Gas Natural SDG SA            94         17,086
Iberdrola SA               2,266         22,179
Repsol, SA                   735         26,956
Telefonica Internacional
  de Espana, SA            2,300         40,955
                                        -------
                                        210,852
                                        -------
SWEDEN--0.3%
ASEA AB                      164         16,783
ASEA AB Series B              59          5,986
Astra AB Series A          1,228         54,595
Astra AB Series B            176          7,773
L.M. Ericsson Telephone
  Series B                 2,340         47,445

SchwabFunds(R)
--------------------------------------------------------------------------------

                         Number
                        of Shares      Value
                        ---------   -----------
Sandvik AB Series A          322       $  7,098
Sandvik AB Series B          338          7,451
Volvo AB Series A            289          6,627
Volvo AB Series B            787         18,046
                                        -------
                                        171,804
                                        -------
SWITZERLAND--1.0%
BBC Brown Boveri
  (Bearer)                    20         24,098
BBC Brown Boveri (Reg.)       25          5,880
CS Holding (Reg.)            453         41,137
Ciba-Geigy Ltd. (Bearer)       7          8,079
Ciba-Geigy Ltd. (Reg.)        60         69,636
Cie Financiere Richemont
  Series A (Bearer)           10         14,659
Nestle Ltd. (Reg.)           100        111,227
Roche Group
  Holding AG                  18        141,567
Roche Group Holding AG
  (Bearer)                     4         54,124
Sandoz Ltd. (Bearer)           7          7,622
Sandoz Ltd. (Reg.)            86         93,924
Schweizerische
  Bankgesellschaft
  (Bearer)                    51         50,688
Schweizerische
  Bankgesellschaft
  (Reg.)                      34          7,394
Schweizerische
  Bankverein (Bearer)         49         18,351
Schweizerische
  Bankverein (Reg.)           82         15,322
Winterthur                     9          5,647
Winterthur (Reg.)             11          6,902
Zurich Versicherung
  (Reg.)                     108         30,184
                                        -------
                                        706,441
                                        -------
UNITED KINGDOM--2.9%
Abbey National             3,214         27,481
Allied Domecq PLC          2,553         19,735
Argyll Group               2,802         14,004
Associated British Foods   2,656         15,913
BAA                        2,534         20,827
BAT Industries             7,550         57,054
BOC Group                  1,184         16,451
BTR                       10,075         48,532
Barclays                   3,947         43,790
Bass                       2,160         25,476
Boots Co.                  2,323         22,153
British Aerospace          1,067         13,982
British Airways            2,370         18,516
British Gas               10,622         37,736
British Petroleum Co.     14,132        127,535
British Sky Broadcast      4,306         30,984
British Steel              4,942         14,767
British Telecom           15,266         83,764
Cable & Wireless           5,413         42,494
Cadbury Schweppes          2,412         18,699
Commercial Union
  Assurance Co.            1,628         14,128
General Electric Co.       6,722         36,276
Glaxo Wellcome             8,483        102,861
Granada Group              1,435         17,789
Grand
  Metropolitan, Inc.       5,229         34,398

                         Number
                        of Shares      Value
                        ---------   -----------
Great University Stores    2,463     $   26,862
Guinness                   4,948         35,604
HSBC Holdings              2,089         30,928
HSBC Holdings
  (Hong Kong)              4,332         64,136
Hanson Industries         13,006         38,570
Imperial Chemical
  Industries               1,772         24,007
J. Sainsbury PLC           4,430         24,407
Kingfisher                 1,636         14,641
Legal & General Group      1,231         13,268
Lloyds Abbey Life          1,751         14,122
Lloyds TSB Group          12,929         61,988
Marks & Spencer PLC        6,856         45,772
National Grid Group        4,240         13,053
National Power
  Development              2,904         24,502
National Westminster
  Bancorp                  4,208         38,799
Pearson, Inc.              1,355         14,319
Powergen                   1,778         14,935
Prudential Corp.           4,658         32,079
RTZ Corp. PLC              2,634         41,475
Rank Organisation PLC      2,031         16,296
Reed International         1,374         23,641
Rentokil Group             2,452         14,137
Reuters Holdings PLC       4,084         46,232
Royal Bank of Scotland     1,980         15,454
Scot & Newcastle           1,495         15,472
Shell Transport &
  Trading Co. (Reg.)       8,498        112,125
Siebe                      1,075         13,901
SmithKline Beecham PLC
  Series A                 3,387         35,920
SmithKline Beecham PLC
  (New)                    3,271         34,714
Standard Chartered PLC     2,368         22,172
Tesco                      5,056         21,349
Thorn Emi                  1,049         29,095
Unilever                   1,987         36,372
Vendome Lux Group/SA
  (units)                  1,749         15,402
Vodafone Group             7,507         30,003
Whitbread                  1,204         13,611
Zeneca Group               2,316         47,861
                                     ----------
                                      2,022,569
                                     ----------
                                     10,044,941
                                     ----------
TOTAL COMMON STOCK
  (Cost $36,329,746)                 39,764,495
                                     ----------
PREFERRED STOCK--0.1%
AUSTRALIA--0.0%
News Corp. (Limited
  Voting Shares)           2,384         12,266
                                    -----------
GERMANY--0.1%
Henkel KGaA                   36         13,804
Sap AG (Non-Voting)           99         13,147
Volkswagen AG
  (Non-Voting)                24          6,098
                                     ----------
                                         33,049
                                     ----------

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-BALANCED GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                         Number
                        of Shares      Value
                        ---------   -----------
ITALY--0.0%
Fiat SpA                   3,117     $    5,957
                                     ----------
GERMANY--0.0%
Lufthansa AG
  (Non-Voting)                49          7,672
                                     ----------
UNITED STATES--0.0%
Teledyne, Inc. Series E        1             15
                                     ----------
TOTAL PREFERRED STOCK
  (Cost $58,320)                         58,959
                                     ----------

                           Par
                        ---------
U.S. TREASURY OBLIGATIONS--33.4%(a)
U.S. Treasury Bonds
  10.00%, 05/15/10     $ 475,000        575,648
  7.25%, 05/15/16      1,400,000      1,426,712
  7.50%, 11/15/16        500,000        522,530
  8.13%, 08/15/19        300,000        334,728
  7.13%, 02/15/23      7,200,000      7,237,512
  6.25%, 08/15/23      1,725,000      1,556,657
U.S. Treasury Notes
  5.88%, 05/31/96        500,000        500,355
  6.25%, 01/31/97        550,000        553,053
  5.63%, 10/31/97      1,700,000      1,692,894
  5.13%, 02/28/98        600,000        590,694
  7.88%, 04/15/98        800,000        826,656
  5.88%, 08/15/98      1,275,000      1,268,549
  5.00%, 02/15/99        500,000        485,170
  7.00%, 04/15/99        600,000        612,432
  7.50%, 10/31/99        900,000        932,877
  5.75%, 10/31/00      1,500,000      1,462,380
  6.38%, 08/15/02      1,900,000      1,884,762
  6.50%, 05/15/05        400,000        394,624
  6.50%, 08/15/05        200,000        197,240
                                     ----------
TOTAL U.S. TREASURY
  OBLIGATIONS
  (Cost $23,726,129)                 23,055,473
                                     ----------

                         Par           Value
                      ----------    -----------
AGENCY OBLIGATIONS-
  COUPON NOTES--2.5%(a)
Federal National
  Mortgage Assoc.
  8.50%, 02/01/05     $1,050,000    $ 1,099,571
  7.25%, 06/01/05        650,000        644,839
                                     ----------
TOTAL AGENCY OBLIGATIONS-
  COUPON NOTES
  (Cost $1,761,351)                   1,744,410
                                     ----------
CASH EQUIVALENTS--6.3%(b)
AGENCY OBLIGATIONS-
  DISCOUNT NOTES--5.4%
Federal Home
  Loan Bank
  5.21%, 05/28/96      2,900,000      2,888,712
Federal National
  Mortgage Assoc.
  5.28%, 07/12/96        800,000        791,624
                                     ----------
                                      3,680,336
                                     ----------
                       Maturity
                      ----------
REPURCHASE AGREEMENT--0.9%
State Street Bank 4.75%
  Dated 04/30/96
  Due 05/01/96
  Collateralized By:
  U.S. Treasury Note
  $625,000 Par; 8.00%
  Due 10/15/96           621,081        621,000
                                     ----------
TOTAL CASH EQUIVALENTS
  (Cost $4,301,376)                   4,301,336
                                     ----------
TOTAL INVESTMENTS--99.9%
  (Cost $66,176,922)                 68,924,673
                                     ----------
OTHER ASSETS AND
  LIABILITIES--0.1%
  Other Assets                        1,012,661
  Liabilities                          (927,304)
                                    -----------
                                         85,357
                                     ----------
NET ASSETS--100.0%
Applicable to 6,538,196
  outstanding $0.00001
  par value shares
  (unlimited shares authorized)     $69,010,030
                                    ===========
NET ASSET VALUE PER SHARE                $10.55
                                         ======

See accompanying Notes to Statements of Net Assets.

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-CONSERVATIVE GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                        Number
                       of Shares      Value
                       ---------   -----------
COMMON STOCK--40.2%
DOMESTIC--29.6%
AEROSPACE/DEFENSE--0.5%
Alliant Techsystems
  Inc.*                    100        $  4,700
BFGoodrich Co.             100           3,975
Boeing Co.                 100           8,213
Coltec Industries Inc.*    200           2,600
Gencorp Inc.               100           1,338
General Dynamics Corp.     100           6,313
Lockheed Martin Corp.      200          16,125
McDonnell Douglas Corp.    100           9,650
Northrop Grumman Corp.     100           6,188
OEA, Inc.                  100           3,925
Orbital Sciences Corp.
  Class A*                 100           1,375
Raytheon Co.               200          10,125
Rockwell International
  Corp.                    200          11,700
Rohr Industries Inc.*      100           1,825
Textron Inc.               100           8,575
Thiokol Corp.              100           4,275
Trimble Navigation
  Ltd.*                    100           2,419
United Technologies
  Corp.                    100          11,050
                                       -------
                                       114,371
                                       -------
AIR TRANSPORTATION--0.2%
AMR Corp.*                 100           8,925
America West Airlines,
  Inc. Class B*            100           2,100
Atlantic Southeast
  Airlines Inc.            100           2,500
Atlas Air Inc.*            100           4,525
Comair Holdings Inc.       100           3,706
Continental Airlines
  Inc. Class B*            100           5,675
Delta Airlines Inc.        100           8,038
Mesa Airlines Inc.*        100           1,231
Offshore Logistics,
  Inc.*                    100           1,456
Southwest Airlines Co.     100           2,975
Trans World Airlines
  Inc. (New)*              200           3,575
USAir Group, Inc.*         600          10,650
                                       -------
                                        55,356
                                       -------
ALCOHOLIC BEVERAGES--0.2%
Adolph Coors Co.
  Class B                  500           9,406
Anheuser-Busch
  Companies, Inc.          400          26,850
Brown Forman Corp.
  Class B                  100           3,950
Canandaigua Wine Co.,
  Inc. Class A*            100           3,050
Seagram Ltd                300          10,163
                                       -------
                                        53,419
                                       -------
APPAREL--0.3%
Authentic Fitness Corp.    100           2,388
Brown Group Inc.           100           1,600
Cone Mills Corp.*          100           1,138
Justin Industries Inc.     100           1,275

                        Number
                       of Shares      Value
                       ---------   -----------
Kellwood Co.               100         $ 1,625
Liz Claiborne              100           3,638
Men's Wearhouse, Inc.      100           3,688
NIKE, Inc. Class B         100           8,750
Nautica Enterprises
  Inc.                     100           4,625
Phillips-Van Heusen
  Corp.                    100           1,325
Reebok International
  Ltd.                     100           2,900
Springs Industries Inc.    400          18,400
St. John's Knits, Inc.     200          11,875
Stride Rite Corp.          200           1,925
V.F. Corp.                 100           5,700
Wolverine World
  Wide Inc.                100           3,088
                                        ------
                                        73,940
                                        ------
AUTOMOTIVE PRODUCTS--0.1%
Armor-All Products
  Corp.                    100           1,550
Carlisle Cos. Inc.         100           4,650
Cooper Tire & Rubber       100           2,450
Discount Auto Parts
  Inc.*                    100           2,938
Goodyear Tire & Rubber     100           5,213
                                        ------
                                        16,801
                                        ------
BANKS--2.1%
Associated Banc-Corp.      100           3,875
Banc One Corp.             507          17,618
Bancorp South, Inc.        100           2,413
Bank of Boston Corp.       100           4,838
Bank of New York
  Co., Inc.                200           9,700
BankAmerica Corp.          100           7,575
Bankers Trust New York
  Corp.                    100           6,938
Barnett Banks, Inc.        100           6,338
Boatmens Bancshares
  Inc.                     100           3,863
CCB Financial Corp.        100           5,194
Centura Banks Inc.         100           3,650
Chase Manhattan Corp.
  (New)                    408          28,101
Citicorp                   200          15,750
Citizens Bancorp           100           2,975
City National Corp.        100           1,413
Comerica Inc.              100           4,350
Corestates Financial
  Corp.                    100           3,900
Cullen/Frost
  Bankers Inc.             100           4,975
F & M National Corp.       100           1,600
Fifth Third Bancorp        100           5,519
First Bank System Inc.     188          11,327
First Chicago NBD Corp.    281          11,591
First Citizens
  BancShares Inc.          100           6,200
First Commercial Corp.     107           3,330
First Commonwealth
  Financial Corp.          100           1,925
First Financial Bancorp    200           6,550
First Michigan Bank
  Corp.                    105           3,124
First Union Corp.          435          26,753
Fleet Financial
  Group Inc.               189           8,127

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-CONSERVATIVE GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                        Number
                       of Shares      Value
                       ---------   -----------
Fulton Financial Corp.     110        $  2,241
Hancock Holding Co.        100           3,625
Imperial Bancorp           108           2,606
J.P. Morgan & Co. Inc.     200          16,825
Keycorp (New)              200           7,725
Keystone Financial Inc.    100           3,263
Long Island
  Bancorp Inc.             100           2,794
MBNA Corp.                 150           4,256
Magna Group Inc.           100           2,263
Mark Twain
  Bancshares Inc.          100           3,775
Mellon Bank Corp.          100           5,375
Mid-Am, Inc.               100           1,850
National Bancorp of
  Alaska, Inc.             100           6,050
National City Corp.        100           3,688
National Commerce
  Bancorp                  100           3,063
NationsBank Corp.          100           7,975
North Fork
  Bancorporation           100           2,375
Norwest Corp.              300          10,838
ONBANCorp, Inc.            100           3,325
Old National Bancorp       100           3,388
One Valley Bancorp of
  West Virginia Inc.       100           3,119
PNC Bank Corp.             300           9,075
People's Bank              100           2,138
Provident Bancorp Inc.     100           5,138
Regions Financial Corp.     76           3,510
Republic New York Corp.    100           5,938
Riggs National Corp.       100           1,256
Security Capital Corp.     100           5,850
Sumitomo Bank              100           2,513
Summit Bancorp              90           3,195
SunTrust Banks Inc.        100           7,050
Trust Company of
  New Jersey               100           1,419
TrustCo Bank
  Corp. NY                 100           2,088
Trustmark Corp.            100           2,338
U S Trust Corp. (New)      100           5,513
U.S. Bancorp               100           3,225
UMB Financial Corp.        110           4,166
UST Corp.                  100           1,313
United Carolina
  Bancshares Corp.         150           3,581
Wachovia Corp. (New)       100           4,400
Wells Fargo & Co.          166          40,276
Westamerica Bancorp        200           9,450
Whitney Holding Corp.      100           3,031
                                       -------
                                       446,394
                                       -------
BUSINESS MACHINES & SOFTWARE--2.2%
3COM Corp.                 200           9,213
AST Research Inc.*         100             763
Apple Computer, Inc.       100           2,425
Atria Software, Inc.       100           5,463
Auspex Systems, Inc.*      100           1,925
BBN Corp.*                 100           2,825

                        Number
                       of Shares      Value
                       ---------   -----------
Bay Networks, Inc.         200         $ 6,300
Bell & Howell Co.
  (New)*                   100           3,150
Borland International
  Inc.*                    100           1,631
Cabletron Systems Inc.*    100           7,538
Cellular Technical
  Services Inc.*           100           2,856
Ceridian Corp.*             57           2,722
Cisco Systems Inc.         400          20,775
Compaq Computer Corp.*     200           9,325
Computer Associates
  International Inc.       200          14,675
Computer Horizons Corp.    100           5,038
Computer Sciences
  Corp.*                   100           7,400
Compuware Corp.*           200           5,750
Comverse Technology
  Inc. (New)*              100           2,350
Continuum Inc.*            100           5,700
Cray Research Inc.*         22             649
Data General Corp.*        300           4,613
Davidson &
  Associates, Inc.         100           2,738
Dialogic Corp.*            100           4,613
Digital Equipment
  Corp.*                   100           5,975
Dynatech Corp.             100           2,600
EMC Corp.*                 200           4,100
Exabyte Corp.*             100           1,738
FTP Software Inc.*         100             975
FileNet Corp.*             100           5,575
General Magic Inc.*        100             563
HCIA Inc.*                 200          10,650
HNC Software Inc.          100           3,725
Hewlett Packard Co.        400          42,350
Honeywell Inc.             100           5,263
Hyperion Software Corp.    200           2,538
INSO Corp.                 100           5,413
INTERSOLV Inc.*            100           1,100
In Focus Systems, Inc.*    100           5,075
Intergraph Corp.*          500           6,344
International Business
  Machines                 400          43,000
MICROS Systems, Inc.       100           2,800
McAfee Associates, Inc.    100           6,138
Medic Computer
  Systems, Inc.*           100           9,363
Microsoft Corp.*           400          45,275
National Instruments
  Corp.*                   100           2,413
Network Equipment
  Technologies*            100           2,550
Network General Corp.*     100           4,425
Novell Inc.*               300           4,369
Oak Technology             200           3,588
Oracle Systems Corp.       300          10,106
Pitney Bowes Inc.          100           4,875
Progress Software Corp.    100           1,581
Quarterdeck Corp.*         100           1,538
Rational Software Corp.
  (New)*                   100           5,325
Safeguard Scientifics
  Inc.                     100           6,700

SchwabFunds(R)
--------------------------------------------------------------------------------

                        Number
                       of Shares      Value
                       ---------   -----------
Seagate Technology,
  Inc.*                     88        $  5,104
Security Dynamics
  Technology               100           8,400
Sequent Computer
  Systems, Inc.*           100           1,469
Shiva Corp.                200          12,000
Sierra On-Line Inc.        100           3,938
Silicon Graphics Inc.*     100           2,963
Softkey International
  Inc.*                    100           2,794
Stratus Computer Inc.*     100           2,813
Structural Dynamics
  Research Corp.*          100           3,188
Sun Microsystems Inc.      200          10,838
Tandem Computers Inc.*     100           1,275
Tech Data Corp.*           100           1,938
Transaction Systems
  Architects Inc.
  Class A*                 100           5,375
Trident Microsystems
  Inc.*                    100           1,775
Unisys Corp.*              200           1,200
Wang Laboratories
  Inc. (New)*              100           2,363
Xerox Corp.                100          14,650
                                       -------
                                       470,550
                                       -------
BUSINESS SERVICES--1.6%
ADVO Inc.                  100           1,013
Access Health Inc.         150           8,325
Accustaff Inc.             300           8,944
Acxiom Corp.               100           2,731
Affiliated Computer
  Services Inc.
  Class A*                 100           4,763
Alliance Entertainment
  Corp.*                   100             613
Alternative Resources
  Corp.                    100           3,588
American Business
  Information, Inc.        100           1,975
American Business
  Products, Inc.           100           2,175
American Management
  Systems, Inc.            150           3,975
American Medical
  Response, Inc.*          100           3,700
American Oncology
  Resources Inc.*          100           4,813
Amresco Inc.               100           1,725
Apollo Group, Inc.
  Class A                  150           6,619
Automatic Data
  Processing, Inc.         200           7,775
BISYS Group, Inc.*         100           3,800
Bowne & Co. Inc.           100           1,800
Browning Ferris
  Industries Inc.          100           3,225
CDI Corp.*                 100           2,950
Cambridge Technology
  Partners*                100           6,738
Camco International
  Inc.                     100           3,563
Catalina Marketing
  Corp.*                   100           7,788
Cerner Corp.               100           2,044
Checkfree Corp.*           200           3,825

                        Number
                       of Shares      Value
                       ---------   -----------
Coastal Physician Group
  Inc.*                    100          $  838
Corrections Corp.
  of America               100           6,375
Coventry Corp.*            100           1,950
Dames & Moore Inc.         100           1,088
DeVRY Inc.                 100           3,725
Deluxe Corp.               100           3,500
Dun & Bradstreet Corp.     200          12,175
Express Scripts Inc.
  Class A*                 100           4,888
Fair Issac & Co. Inc.      100           4,275
First Data Corp.           200          15,200
Fleming Companies, Inc.    400           5,500
Franklin Quest Co.*        100           2,700
G&K Services, Inc.
  Class A                  100           2,650
H & R Block Inc.           100           3,513
Health Management
  Systems, Inc.            150           3,919
Heritage Media Corp.
  Class A (New)*           100           3,838
Hon Industries Inc.        100           2,563
Ideon Group Inc.           100           1,313
Information Resources,
  Inc.*                    100           1,444
Integrated Health
  Services Inc.            100           2,750
Interim Services Inc.*     200           8,638
Interpublic Group of
  Companies, Inc.          100           4,675
Jacobs Engineering
  Group Inc.*              100           2,775
John H. Harland Co.        300           7,875
Kinder Care Learning
  Centers Inc.*            100           1,438
Laidlaw Inc. Class B
  (Non Voting)             200           2,100
Magellan Health
  Services Inc.*           100           2,150
Mariner Health
  Group Inc.*              100           1,694
Maxicare Health Plans
  Inc. (New)*              100           2,038
Medpartners/ Mullikin
  Inc.*                    200           5,775
Molten Metal
  Technology, Inc.*        100           3,200
Moore Corp. Ltd.           100           1,825
National Auto Credit
  Inc.                     110           1,568
National Data Corp.        100           3,525
Netcom Online
  Communications*          100           3,569
Orthodontic Centers of
  America Inc.             100           3,925
PAXAR Corp.                100           1,738
PHH Corp.                  100           5,688
PSINet Inc.*               100           1,406
Physician Corp. of
  America*                 100           1,488
Physician Reliance
  Network*                 100           4,363

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-CONSERVATIVE GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                        Number
                       of Shares      Value
                       ---------   -----------
Physicians Computer
  Network*                 200        $  2,225
R.R. Donnelley & Sons
  Co.                      100           3,600
Republic Industries
  Inc.*                    200           6,538
Robert Half
  International Inc.*      100           5,750
Rollins, Inc.              200           4,500
SEI Corp.                  100           2,363
SPS Transaction
  Services, Inc.           100           2,675
Sanifill Inc.              100           4,338
Scientific Games
  Holdings Corp.           100           3,200
Service Corp.
  International            100           5,313
Standard Register Co.      100           2,525
Steris Corp.               100           3,238
Sun Healthcare
  Group Inc.*              100           1,513
Synetic Inc.*              100           3,488
True North
  Communications           100           2,638
U S Order Inc.*            100           2,013
U.S.A. Waste
  Services Inc.*           200           5,200
Unifirst Corp.             100           2,400
United Waste
  Systems, Inc.*           100           5,538
Universal Health
  Services Inc. Class B    100           5,550
Valassis Communications
  Inc.*                    100           1,575
WMX Technologies Inc.      500          17,375
Western Waste
  Industries*              100           3,888
Zebra Technologies
  Corp. Class A            200           4,975
                                       -------
                                       356,542
                                       -------
CHEMICAL--0.9%
A. Schulman Inc.           100           2,188
Air Products &
  Chemicals Inc.           100           5,713
Calgon Carbon Corp.        100           1,250
Crompton & Knowles
  Corp.                    100           1,538
Cytec Industries Inc.*     100           8,288
Dexter Corp.               100           2,688
Dow Chemical Co.           200          17,775
E.I. Du Pont de
  Nemours & Co.            300          24,113
Eastman Chemical Co.       100           6,725
Ferro Corp.                100           2,775
First Mississippi Corp.    100           2,325
Geon Co.                   100           2,650
Great Lakes
  Chemical Corp.           100           6,825
H.B. Fuller Co.            200           6,550
Hercules Inc.              100           6,050
Lawter International
  Inc.                     100           1,088
Lilly Industrial Inc.
  Class A                  100           1,450

                        Number
                       of Shares      Value
                       ---------   -----------
Minnesota Mining &
  Manufacturing Co.        200        $ 13,150
Monsanto Co.               100          15,150
Morton International
  Inc.                     100           3,538
NCH Corp.                  100           5,800
NL Industries Inc.
  (New)                    200           2,875
OM Group Inc.              200           7,588
PPG Industries Inc.        200          10,125
Praxair Inc.               100           3,863
Rohm & Haas Co.            100           6,638
Scotts Co. Class A*        100           1,725
Sterling Chemicals
  Inc.*                    200           2,275
Union Carbide Corp.        100           4,550
W.R. Grace & Co.           100           7,750
Wellman Inc.               100           2,400
                                       -------
                                       187,418
                                       -------
CONSTRUCTION--0.2%
Apogee Enterprises,
  Inc.                     100           2,638
Blount International
  Inc. Class A             150           4,650
Calmat Co.                 100           1,738
Centex Construction
  Products Inc.            100           1,438
Fluor Corp.                100           6,613
Del Webb Corp.             100           1,788
Kaufman & Broad
  Home Corp.               100           1,413
Oakwood Homes Corp.        100           4,463
Pulte Corp.                100           2,650
Sherwin Williams Co.       100           4,675
Southdown Inc.             100           2,350
Stone & Webster, Inc.      100           3,400
TJ International Inc.      100           1,725
Toll Brothers, Inc.*       100           1,625
                                       -------
                                        41,166
                                       -------
CONSUMER-DURABLE--0.2%
Bassett Furniture
  Industries Inc.          100           2,550
Black & Decker Corp.       100           4,025
Furniture Brands
  International Inc.*      200           1,975
Harman International
  Industries Inc. (New)    100           4,725
Kimball International
  Inc. Class B             100           2,875
La-Z-Boy Chair Co.         100           2,963
Masco Corp.                100           2,725
Maytag Corp.               100           2,150
Newell Co.                 100           2,850
Outboard Marine Corp.      100           1,975
Regal Beloit Corp.         100           1,938
Toro Co.                   200           6,375
Whirlpool Corp.            100           6,013
                                       -------
                                        43,139
                                       -------
CONSUMER-NONDURABLE--0.4%
3DO Co.*                   100             900
A.T. Cross Co. Class A     100           1,500
Acclaim
  Entertainment Inc.*      200           2,063

SchwabFunds(R)
--------------------------------------------------------------------------------

                        Number
                       of Shares      Value
                       ---------   -----------
American Greetings
  Corp. Class A            100         $ 2,769
Applebee's
  International, Inc.      100           2,625
Buffets Inc.*              100           1,394
CML Group, Inc.            200             900
Corning Inc.               200           6,950
Darden Restaurants Inc.    100           1,375
Department 56 Inc.*        100           2,488
Foxmeyer Health Corp.      100           1,950
Hasbro Inc.                100           3,675
IHOP Corp. (New)*          100           2,844
International Dairy
  Queen Inc. Class A*      100           2,131
Landry's Seafood
  Restaurants, Inc.        100           2,388
Luby's Cafeterias, Inc.    100           2,400
Mafco Consolidated
  Group Inc.*              100           1,800
Mattel Inc.                250           6,500
McDonald's Corp.           400          19,150
Mikasa Inc. Class B*       100           1,188
Mohawk Industries Inc.*    100           1,450
Papa John's
  International, Inc.      150           7,388
Premark International,
  Inc.                     100           5,138
Rubbermaid Inc.            100           2,825
Russ Berrie & Co. Inc.     100           1,600
Ryan's Family Steak
  Houses Inc.*             200           1,950
Sbarro, Inc.               100           2,625
Shoney's Inc.*             100           1,113
Toy Biz Inc. Class A*      100           2,038
Wendy's International,
  Inc.                     100           1,913
Zenith Electronics
  Corp.*                   100             938
                                        ------
                                        95,968
                                        ------
CONTAINERS--0.1%
ACX Technologies Inc.      100           1,938
Ball Corp.                 600          18,675
Crown Cork & Seal Inc.     100           4,713
Gaylord Container Corp.
  Class A*                 200           2,050
Greif Brothers Corp.
  Class A                  100           2,625
Stone Container Corp.      100           1,700
                                        ------
                                        31,701
                                        ------
ELECTRONICS--1.1%
AMETEK, Inc.               100           1,925
AMP Inc.                   300          13,425
Advanced Micro Devices
  Inc.                     180           3,375
Allen Group Inc.           100           2,475
Alliance Semiconductor
  Corp.                    100           1,063
Applied Materials, Inc.    300          11,963
Augat Inc.                 100           1,925
Belden Inc.                100           2,975
Burr Brown                 100           1,900

                        Number
                       of Shares      Value
                       ---------   -----------
Cable Design
  Technologies Corp.       100        $  3,275
Checkpoint Systems Inc.    400          11,950
Cyrix Corp.*               100           3,069
Dallas Semiconductor
  Corp.                    100           1,950
Electroglas Inc.           200           3,925
FORE Systems, Inc.         200          15,763
General Instrument Corp.*  100           3,275
Gerber Scientific Inc.     100           1,688
Harris Corp.               100           6,175
Input/Output Inc.          200           6,950
Integrated Systems
  Consulting Group
  (Rights exp.
  5/22/96)*                 17             304
Intel Corp.                500          33,906
Itron, Inc.*               100           5,850
Kent Electronics Corp.     200           8,425
Kulicke & Soffa
  Industries Inc.          100           1,875
LSI Logic Corp.            100           3,600
LTX Corp.*                 100             969
Lattice Semiconductor
  Corp.*                   100           3,269
Marshall Industries*       100           3,188
Methode Electronics
  Inc. Class A             100           1,650
Micron Technology Inc.     200           7,275
Motorola Inc.              400          24,500
National Semiconductor
  Corp.*                   100           1,575
Pioneer Standard
  Electronics Inc.         100           1,625
Pittway Corp. Class A      150           7,163
Rexel Inc.*                100           1,338
S3 Inc.                    200           2,850
Silicon Valley
  Group Inc.*              100           2,663
Teledyne Inc.              100           3,713
Texas Instruments Inc.     200          11,300
VLSI Technology, Inc.*     200           3,488
VeriFone, Inc.*            100           4,200
Vicor Corp.                200           3,038
Wyle Electronics           100           4,188
Zilog Inc.*                100           3,763
                                       -------
                                       244,761
                                       -------
ENERGY-DEVELOPMENT--0.6%
Amcol International
  Corp.                    100           1,150
BJ Services Co.*           100           3,838
Baker Hughes Inc.          100           3,175
Benton Oil & Gas Co.*      100           1,756
Burlington Resources
  Inc.                     100           3,725
Cabot Oil & Gas Corp.
  Class A                  100           1,650
Chesapeake Energy Corp.    150          10,613
Devon Energy Corp.         100           2,550
Dresser Industries Inc.    100           3,188
Falcon Drilling Inc.*      100           2,706
Global Industrial
  Technologies Inc.*       100           1,838
Global Natural
  Resources Inc.*          100           1,450

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-CONSERVATIVE GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                        Number
                       of Shares      Value
                       ---------   -----------
Halliburton Co.            100        $  5,738
Helmerich & Payne Inc.     400          14,750
Landmark Graphics
  Corp.*                   100           1,950
Louis Dreyfus Natural
  Gas Corp.*               100           1,275
Nabors Industries Inc.*    300           4,613
Newfield Exploration
  Co.*                     100           3,425
Noble Drilling Corp.*      300           4,500
Occidental Petroleum
  Corp.                    200           5,150
Parker & Parsley
  Petroleum Co.            100           2,463
Parker Drilling Co.*       200           1,525
Reading & Bates Corp.
  (New)*                   200           4,900
Rowan Cos. Inc.*           500           7,375
Schlumberger Ltd.          100           8,825
United Meridian Corp.*     100           3,100
Varco International
  Inc.*                    100           1,663
Vintage Petroleum Inc.     100           2,438
Weatherford Enterra Inc.*  200           7,050
Zeigler Coal Holding
  Co.                      100           1,475
                                       -------
                                       119,854
                                       -------
FOOD-AGRICULTURE--1.5%
Archer-Daniels-
  Midland Co.              400           7,550
Bob Evans Farms, Inc.      200           3,163
CPC International Inc.     100           6,913
Campbell Soup Co.          200          12,500
Chiquita Brands
  International Inc.       200           2,925
Coca-Cola Co.              800          65,200
ConAgra, Inc.              200           7,725
Delta & Pine Land Co.      300          13,388
Dimon Inc.                 100           1,700
Earthgrains Co.*            16             518
Flowers Industries,
  Inc.                     200           2,675
General Mills Inc.         100           5,550
H.J. Heinz Co.             300          10,163
Hershey Foods Corp.        100           7,588
Hudson Foods Inc.
  Class A                  100           1,325
International
  Multifoods Corp.         100           1,888
Interstate Bakeries
  Corp. (New)              100           2,375
J.M. Smucker Co.
  Class A                  100           2,113
JP Foodservice, Inc.*      100           2,200
Kellogg Co.                200          14,275
Lance Inc.                 100           1,575
Mississippi Chemical
  Corp. (New)              100           2,025
Pepsico Inc.               500          31,750
Pioneer HI Bred
  International Inc.       100           5,575
Quaker Oats Co.            100           3,438
Ralcorp Holdings, Inc.*    100           2,200
Ralston Purina Co.         100           5,838
Richfood Holdings Inc.     100           3,269
Sara Lee Corp.             500          15,500

                        Number
                       of Shares      Value
                       ---------   -----------
Savannah Foods &
  Industries Inc.          100        $  1,088
Seaboard Corp.             200          43,100
Smithfield Foods Inc.*     100           2,975
Sysco Corp.                100           3,213
Unilever                   200          27,300
WLR Foods, Inc.            100           1,213
Whitman Corp.              100           2,525
Wm Wrigley Junior Co.      100           5,263
                                       -------
                                       329,581
                                       -------
GOLD--0.2%
Barrick Gold Corp.         400          12,250
Battle Mountain
  Gold Co.                 300           2,663
FMC Gold Co.               200           1,275
FirstMiss Gold Inc.*       100           3,088
Homestake Mining Co.       100           2,013
Newmont Mining Corp.       100           5,788
Placer Dome Inc.           200           5,550
Santa Fe Pacific Gold
  Corp.                    100           1,488
                                       -------
                                        34,115
                                       -------
HEALTHCARE--2.6%
ALZA Corp.*                100           2,850
Abbott Laboratories        400          16,250
Acuson*                    100           1,900
Advanced Tissue
  Sciences Inc.*           100           1,700
Agouron Pharmaceuticals
  Inc.*                    100           4,075
Alpharma, Inc.             100           2,450
American Home Products
  Corp.                    300          31,650
Amgen Inc.                 200          11,488
Amsco International,
  Inc.*                    100           1,450
Ballard Medical
  Products                 100           1,988
Baxter International
  Inc.                     200           8,850
Becton Dickinson & Co.     100           8,063
Biomet Inc.*               100           1,469
Block Drug Inc.
  Class A                  103           3,837
Boston Scientific
  Corp.*                   167           7,202
Bristol Myers
  Squibb Co.               400          32,900
Carter Wallace Inc.        100           1,575
Columbia/HCA Healthcare
  Corp.                    200          10,625
Community Health
  Systems Inc.*            100           4,338
Community Psychiatric
  Centers                  100             925
Copley Pharmaceutical
  Inc.*                    100           1,525
Cygnus Therapeutic
  Systems, Inc.*           100           2,144
Datascope Corp.*           100           1,775
Diagnostic Products
  Corp.                    100           4,188
Eli Lilly & Co.            400          23,600
Enzo Biochem Inc.          100           1,838
Fresenius U.S.A. Inc.*     100           2,000

SchwabFunds(R)
--------------------------------------------------------------------------------

                        Number
                       of Shares      Value
                       ---------   -----------
Genesis Health
  Ventures, Inc.           150         $ 4,444
Gilead Sciences Inc.*      100           3,075
Gulf South Medical
  Supply Inc.              100           4,088
Haemonetics Corp.*         100           1,925
HealthSouth
  Rehabilitation Corp.     117           4,344
Herbalife International
  Inc.                     100           1,375
Human Genome Sciences
  Inc.*                    100           3,988
Humana Inc.*               200           4,925
ICN Pharmaceuticals,
  Inc.                     101           2,273
Immulogic
  Pharmaceutical Corp.*    100           1,094
Immunex Corp. (New)*       100           1,569
Interneuron
  Pharmaceuticals*         100           3,913
Invacare Corp.             100           2,575
Isis Pharmaceuticals*      100           1,263
Isolyser Inc.              100           1,750
Johnson & Johnson          400          37,000
Kinetic Concepts Inc.      100           1,488
Ligand Pharmaceuticals
  Inc. Class B             100           1,481
Lincare Holdings Inc.*     100           3,875
Liposome Inc.*             100           2,456
Living Centers of
  America*                 100           3,700
Mallinckrodt
  Group Inc.               100           3,938
Medimmune Inc.*            100           1,675
Medisense Inc.*            100           4,488
Medtronic Inc.             200          10,625
Mentor Corp.               100           2,338
Merck & Co. Inc.           800          48,400
Multicare Cos. Inc.        100           2,838
Nellcor Puritan
  Bennett Inc.*            100           4,900
Nexstar Pharmaceuticals
  Inc.*                    100           2,450
Novacare Inc.*             200           1,450
Omnicare Inc.              100           6,000
Owens & Minor Inc.
  (New)                    100           1,350
PDT Inc.                   100           4,763
Patterson Dental Co.*      100           3,000
Pfizer Inc.                400          27,550
Pharmacia &
  Upjohn Inc.              200           7,650
Physician Sales &
  Service Inc.             100           2,738
Pyxis Corp.*               200           5,075
Quintiles Transnational
  Corp.                    200          14,625
Renal Treatment Centers
  Inc.                     400          11,600
Respironics Inc.           100           2,163
RoTech Medical Corp.       100           4,150
Roberts Pharmaceutical
  Corp.*                   100           1,875
Salick Health Care,
  Inc.*                    200           7,625

                        Number
                       of Shares      Value
                       ---------   -----------
Schering Plough Corp.      200        $ 11,475
Sepracor Inc.*             100           1,400
Sofamor/Danek
  Group Inc.*              100           3,275
Sola International
  Inc.*                    100           3,275
Somatogen Inc.*            100           1,656
St. Jude Medical, Inc.     100           3,644
Sunrise Medical Inc.*      100           1,825
Target Therapeutics
  Inc.                     200          10,825
Tecnol Medical Products
  Inc.*                    100           1,963
Tenet Healthcare Corp.*    100           2,050
Thermedics Inc.*           100           3,025
U.S. Healthcare, Inc.      100           5,219
United Healthcare Corp.    300          17,550
Ventritex Inc.             100           1,556
Vertex Pharmaceuticals
  Inc.*                    100           2,950
VISX Inc.*                 100           3,400
Vivra Inc.                 150           4,744
Warner Lambert Co.         100          11,175
West Co Inc.               100           2,275
                                       -------
                                       561,804
                                       -------
HOUSEHOLD PRODUCTS--0.4%
Avon Products, Inc.        100           8,888
Bush Boake Allen Inc.*     100           2,700
Church & Dwight Inc.       100           2,200
Clorox Co.                 100           8,263
Colgate-Palmolive Co.      100           7,663
Dial Corp.                 100           2,813
Gillette Co.               200          10,800
International Flavors &
  Fragrances Inc.          100           4,913
Playtex Products Inc.*     200           1,750
Procter & Gamble Co.       500          42,250
                                       -------
                                        92,240
                                       -------
IMAGING & PHOTO--0.2%
Avid Technology, Inc.*     100           1,944
BMC Industries, Inc.       100           2,675
C-Cube Microsystems,
  Inc.                     200           9,850
Eastman Kodak Co.          100           7,650
Electronics for
  Imaging Inc.             200          12,275
Ultratech Stepper Inc.     100           2,600
                                       -------
                                        36,994
                                       -------
INSURANCE--1.4%
Aetna Life &
  Casualty Co.             100           7,125
Alexander & Alexander
  Services               1,200          22,650
Alfa Corp.                 100           1,300
Allstate Corp.             400          15,550
American Annuity
  Group, Inc.              100           1,250
American Bankers
  Insurance
  Group, Inc.              100           3,938
American General Corp.     200           7,025

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-CONSERVATIVE GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                        Number
                       of Shares      Value
                       ---------   -----------
American International
  Group, Inc.              300         $27,413
Aon Corp.                  100           5,363
Argonaut Group, Inc.       100           3,125
Arthur J. Gallagher
  & Co.                    100           3,250
CMAC Investment Corp.      100           5,600
Capital Re Corp.           100           3,750
Capitol American
  Financial Corp.          100           2,413
Chubb Corp.                100           9,463
Cigna Corp.                100          11,338
Citizens Corp.             100           1,950
Commerce Group Inc.        100           2,000
Crawford & Co.
  Class A                  100           1,625
Crawford & Co.
  Class B                  100           1,625
Enhance Financial
  Services Group Inc.      100           2,713
Financial Security
  Assured Holdings Ltd.    100           2,700
Foremost Corp. of
  America                  100           5,350
Fremont General Corp.      150           3,750
General Re Corp.           100          14,288
HCC Insurance
  Holdings, Inc.           200          11,700
Harleysville Group Inc.    100           2,750
Highlands Insurance
  Group Inc.*               10             190
Home Beneficial Corp.
  Class B                  100           2,588
Horace Mann Educators
  Corp. (New)              100           3,288
ITT Hartford
  Group Inc.               100           4,888
Jefferson-Pilot Corp.      300          15,825
John Alden Financial
  Corp.                    100           1,950
Kansas City Life
  Insurance Co.            100           5,513
Liberty Corp.              100           3,175
Life Partners
  Group Inc.               100           2,088
Lincoln National
  Corp. Inc.               100           4,825
Marsh & McLennan
  Companies                100           9,400
NAC Re Corp.               100           3,275
National Re Corp.          100           3,550
Orion Capital Corp.        100           4,438
Penncorp Financial
  Group Inc.               100           3,063
Presidential Life Corp.    100             981
Providian Corp.            100           4,613
Reinsurance Group of
  America Inc.             100           4,150
Safeco Corp.               200           6,588
Selective Insurance
  Group, Inc.              100           3,150

                        Number
                       of Shares      Value
                       ---------   -----------
Sierra Health
  Services Inc.*           100        $  3,300
St. Paul Companies,
  Inc.                     100           5,313
Torchmark Corp.            100           4,300
Transamerica Corp.         100           7,600
UNUM Corp.                 100           5,950
USF&G Corp.                100           1,588
United Companies
  Financial Corp.          100           3,213
United Insurance
  Companies, Inc.          100           2,125
Vesta Insurance
  Group Inc.               150           4,819
Zenith National
  Insurance Corp.          100           2,513
                                       -------
                                       309,263
                                       -------
MEDIA--0.8%
AMC Entertainment Inc.*    100           2,588
Cablevision Systems
  Corp. Class A*           100           4,988
Central Newspapers Inc.
  Class A                  100           3,638
Century Communications
  Corp. Class A*           300           2,906
Citicasters Inc.           100           3,000
Comcast Corp. Class A      200           3,488
Dow Jones & Co. Inc.       100           3,738
Evergreen Media*           100           3,963
Gannett Inc.               100           6,838
Harte Hanks
  Communications (New)     150           3,544
Houghton Mifflin Co.       100           4,638
Interdigital Commerce
  Corp.*                   100             831
International Cabletel
  Inc.                     100           2,944
International Family
  Entertainment Inc.
  Class B                  125           1,906
Jacor Communications
  Inc.*                    100           2,150
John Wiley & Son, Inc.
  Class A                  100           3,450
Knight-Ridder, Inc.        100           7,238
McClatchy Newspapers
  Inc. Class A             100           2,425
McGraw-Hill, Inc.          200           8,825
Media General, Inc.
  Class A                  100           3,850
Meredith Corp.             100           4,538
Metromedia
  International
  Group., Inc.             100           1,350
New World
  Communications
  Class A*                 100           1,869
New York Times Co.
  Class A                  100           3,250
Oak Industries Inc.*       100           2,700
Paxson Communications
  Corp.                    100           1,488
Pulitzer Publishing Co.    100           5,700
Regal Cinemas, Inc.        150           6,141

SchwabFunds(R)
--------------------------------------------------------------------------------

                        Number
                       of Shares      Value
                       ---------   -----------
Renaissance
  Communications Corp.     100        $  2,763
SBC Communications Inc.    400          20,000
TCA Cable TV Inc.          100           2,938
Tele Communications
  Inc. (New)--TCI
  Group Series A           500           9,594
Time Warner Inc.           300          12,263
Times Mirror Co. (New)
  Series A                 100           4,263
Tribune Co. (New)          100           6,975
United International
  Holdings Inc.
   Class A*                100           1,450
Viacom Inc. Class B*       300          12,300
Westcott
  Communications Inc.*     100           2,131
Westwood One Inc.*         100           1,769
                                       -------
                                       180,430
                                       -------
MISCELLANEOUS FINANCE--0.9%
AMCORE Financial, Inc.     100           2,025
Alex Brown Inc.            100           5,413
American Express Co.       200           9,700
Americredit Corp.*         100           1,438
Astoria Financial Corp.    100           5,338
Beneficial Corp.           100           5,525
Bok Financial Corp.
  (New)                    100           2,075
Cal-Federal Bancorp
  Inc.*                    200           3,575
Charter One
  Financial Inc.           200           7,013
Coast Savings
  Financial Inc.*          100           3,113
Collective Bancorp Inc.    100           2,419
Commercial Federal
  Corp.                    100           3,838
Dean Witter
  Discover & Co.           100           5,450
Eaton Vance Corp. (Non
  Voting)                  100           3,088
Federal Home Loan
  Mortgage Corp.           200          16,675
Federal National
  Mortgage Assoc.          800          24,500
First Financial Corp.      100           2,363
Fund American
  Enterprises
  Holdings, Inc.           100           7,650
Glendale Federal Bank
  (FSB) (New)*             100           1,750
Great Western Financial
  Corp.                    100           2,300
Green Tree Financial
  Corp.                    100           3,375
H.F. Ahmanson & Co.        100           2,375
Home Financial Corp.       100           1,400
Household International
  Inc.                     100           6,913
Interpool Inc.             100           1,800
Merrill Lynch & Co.
  Inc.                     200          12,075
Money Store Inc.           250           6,344
Morgan Stanley
  Group Inc.               200          10,050

                        Number
                       of Shares      Value
                       ---------   -----------
Olympic Financial Ltd.*    100        $  2,225
Peoples Heritage
  Financial Group, Inc.    100           2,100
Pioneer Group Inc.         100           2,650
Quick & Reilly
  Group, Inc.              100           3,050
Raymond James
  Financial Inc.           100           2,263
Roosevelt
  Financial Group Inc.     200           3,850
Salomon Inc.               100           4,063
Sovereign Bancorp Inc.     105           1,168
St. Paul Bancorp Inc.      100           2,431
Standard Financial Inc.    100           1,494
Student Loan Corp.         100           3,575
Travelers Group Inc.       200          12,300
Westcorp Inc.              100           1,963
                                       -------
                                       202,712
                                       -------
MOTOR VEHICLE--0.7%
Arctco, Inc.               100             969
Arvin Industries, Inc.     500          11,250
Borg Warner
  Automotive Inc.          100           3,813
Breed Technologies Inc.    100           2,150
Chrysler Corp.             300          18,825
Dana Corp.                 100           3,325
Detroit Diesel Corp.*      100           1,913
Eaton Corp.                100           6,050
Echlin Inc.                100           3,438
Federal Mogul Corp.        100           1,900
Ford Motor Co.             700          25,113
General Motors Corp.       600          32,550
Gentex Corp.*              100           3,938
Genuine Parts Co.          100           4,425
Hayes Wheels
  International Inc.       100           3,038
Mascotech Inc.             200           2,625
Modine
  Manufacturing Co.        100           2,750
Standard Products Co.      100           2,538
Superior Industries
  International, Inc.      100           2,738
TRW Inc.                   100           9,388
Titan Wheel
  International Inc.       100           1,613
                                       -------
                                       144,349
                                       -------
NON-FERROUS--0.4%
Alcan Aluminum Ltd.        300           9,563
Aluminum Company of
  America                  200          12,475
Cyprus Amax
  Minerals Co.             100           2,713
Echo Bay Mines Ltd         200           2,625
Engelhard Corp.            100           2,513
Freeport McMoran Copper
  & Gold Class B           100           3,288
Hecla Mining Co.*          100             775
Inco Ltd.                  100           3,363

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-CONSERVATIVE GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                        Number
                       of Shares      Value
                       ---------   -----------
Minerals
  Technologies Inc.        600        $ 23,100
Mueller Industries Inc.    100           4,025
Phelps Dodge Corp.         100           7,350
Reynolds Metals Co.        100           5,375
Stillwater Mining Co.*     100           2,375
Sunshine Mining &
  Refining Co.*            600             975
Wolverine Tube Inc.*       200           7,350
                                       -------
                                        87,865
                                       -------
OIL-DOMESTIC--0.4%
Amerada Hess Corp.         100           5,663
Atlantic Richfield Co.     300          35,325
Barrett Resources
  Corp.*                   100           2,775
Cross Timbers Oil Co.      100           2,000
Diamond Shamrock Inc.      100           3,388
Kerr-McGee Corp.           100           6,388
Phillips Petroleum Co.     200           8,300
Pogo Producing Co.         100           3,613
Quaker State Corp.         100           1,575
Smith International
  Inc.*                    100           2,975
Snyder Oil Corp.           100             900
Sun Inc.                   100           3,100
USX Corp. (Marathon
  Group) (New)             200           4,400
Unocal Corp.               200           6,425
                                       -------
                                        86,827
                                       -------
OIL-INTERNATIONAL--1.0%
Amoco Corp.                300          21,900
Chevron Corp.              500          29,000
Exxon Corp.                800          68,000
Mobil Corp.                200          23,000
Royal Dutch
  Petroleum Co.            300          42,975
Texaco Inc.                200          17,100
Western Atlas, Inc.*       100           6,000
                                       -------
                                       207,975
                                       -------
PAPER--0.5%
Alco Standard Corp.        100           5,788
Caraustar Industries
  Inc.                     100           2,513
Champion International
  Corp.                    100           4,825
Chesapeake Corp.           100           2,888
Georgia Pacific Corp.      100           7,775
International Paper Co.    200           7,975
James River Corp.          100           2,675
Kimberly Clark Corp.       178          12,927
Longview Fibre Co.         200           3,525
Louisiana Pacific Corp.    100           2,513
Mead Corp.                 100           5,563
P.H. Glatfelter Co.        200           3,325
Rock Tennessee Co.
  Class A                  100           1,756
Schweitzer Mauduit
  International Inc.        10             271
Shorewood Packaging
  Corp.*                   100           1,725
Temple-Inland Inc.         100           4,850
Union Camp Corp.           100           5,438

                        Number
                       of Shares      Value
                       ---------   -----------
Wausau Paper
  Mills Co.                125         $ 2,875
Westvaco Corp.             100           3,100
Weyerhaeuser Co.           200           9,900
Willamette
  Industries, Inc.         100           6,175
                                        ------
                                        98,382
                                        ------
PRODUCER GOODS-MANUFACTURING--2.0%
Albany International
  Corp. Class A (New)      100           2,150
Allied Signal Inc.         300          17,438
AptarGroup, Inc.           100           3,763
Avery Dennison Corp.       100           5,700
BT Office Products
  International Inc.*      100           1,738
BW/IP Holding, Inc.
  Class A                  100           2,075
Baldor Electric Co.        100           2,163
Blyth Industries Inc.      200           7,950
Case Corp.                 100           5,050
Caterpillar Inc.           200          12,800
Coherent Inc.*             100           5,369
Collins & Aikman Corp.*    200           1,400
Cooper Industries Inc.     100           4,250
Credence Systems Corp.     100           2,163
Deere & Co.                300          11,663
Donaldson Inc.             100           2,625
Dover Corp.                100           5,150
Duriron Inc.               100           2,625
Emerson Electric Co.       200          16,725
FMC Corp. (New)*           100           6,938
Fisher Scientific
  International, Inc.      100           3,738
General Electric Co.     1,200          93,000
Giddings & Lewis Inc.      200           3,700
Goulds Pumps Inc.          100           2,344
Greenfield Industries
  Inc.                     100           3,794
Griffon Corp.*             100             900
Helix Technology Corp.     100           3,769
Herman Miller Inc.         100           3,075
IDEX Corp.                 100           3,925
ITT Industries Inc.        100           2,750
Illinois Tool
  Works Inc.               100           6,725
Ingersoll Rand Co.         100           3,875
Insilco Corp.*             100           3,469
Interface Inc. Class A     100           1,306
Ionics Inc.                100           4,800
JLG Industries Inc.        100           5,475
Johnson Controls, Inc.     100           7,150
Juno Lighting Inc.         100           1,488
Kaydon Corp.               100           3,975
Kennametal Inc.            100           3,788
Keystone
  International Inc.       100           2,188
Lincoln Electric Co.
  Class A (Non Voting)     100           2,825
Lydall Inc.                100           2,350
Myers Industry Inc.        100           1,813
Navistar International
  Corp.*                 1,200          14,400

SchwabFunds(R)
--------------------------------------------------------------------------------

                        Number
                       of Shares      Value
                       ---------   -----------
Nu-Kote Holding Inc.
  Class A                  100        $  1,775
Pall Corp.                 100           2,800
Parker Hannifin Corp.      100           4,225
Precision Castparts
  Corp.                    100           4,338
Presstek Inc.              100          13,888
Raychem Corp.              100           7,788
Roper Industries           100           4,713
Standex International
  Corp.                    100           2,700
Stewart & Stevenson
  Services, Inc.           100           2,950
TRINOVA Corp.              600          21,150
Teleflex Inc.              100           4,638
Tencor Instruments         100           2,469
Tenneco Inc.               200          10,975
Texas Industries Inc.      100           6,400
TriMas Corp.               200           4,725
Triarc Cos., Inc.
  Class A*                 100           1,263
Tyco Interest Ltd          100           3,863
U.S. Filter Corp. (New)    100           3,075
UNR Industries, Inc.       200           1,850
Valhi, Inc. (New)          500           3,250
W.W. Grainger, Inc.        100           6,900
WMS Industries Inc.*       100           1,813
Watts Industries Inc.
  Class A                  100           2,050
Westinghouse Air Brake
  Co. (New)                100           1,413
Westinghouse Electric
  Corp.                    300           5,663
Westpoint Stevens Inc.
  Class A                  100           2,106
Wyman Gordon Co.*          100           1,825
X-Rite, Inc.               100           1,750
                                       -------
                                       438,712
                                       -------
RAILROAD--0.3%
Burlington Northern
  Santa Fe                 100           8,750
CSX Corp.                  200          10,250
Conrail Inc.               100           6,975
Florida East Coast
  Industry Inc.            100           8,900
Norfolk Southern Corp.     100           8,400
Union Pacific Corp.        200          13,625
                                       -------
                                        56,900
                                       -------
REAL PROPERTY--0.1%
Catellus Development
  Corp.*                   200           1,825
Insignia Financial
  Group Class A (New)      400           8,800
Price Enterprises Inc.     100           1,600
                                       -------
                                        12,225
                                       -------
RETAIL--1.3%
Albertson's Inc.           200           7,700
American Stores Co.
  (New)                    100           3,338
Arbor Drugs, Inc.          100           2,038
Best Buy Co., Inc.*        200           3,850

                        Number
                       of Shares      Value
                       ---------   -----------
Burlington Coat Factory
  Warehouse*               100         $ 1,088
CDW Computer
  Centers Inc.*            100           7,725
CUC International Inc.     100           3,288
Carson Pirie Scott & Co.*
                           100           2,425

Casey's General
  Stores Inc.              100           2,156
Charming Shoppes Inc.      300           1,931
Circle K Corp.*            100           3,125
Circuit City Stores
  Inc.                     100           3,175
Claire's Stores Inc.       150           3,263
CompUSA Inc.               200           6,925
Dayton Hudson Corp.        100           9,550
Dillard Department
  Stores Inc. Class A      100           4,013
Dollar Tree Stores Inc.    150           5,025
Duty Free
  International Inc.       100           1,338
Family Dollar
  Stores, Inc.             300           4,575
Federated Department
  Stores Inc.*             100           3,338
Fingerhut
  Companies, Inc.          100           1,275
Fred Meyer Inc.*           100           2,875
Fruit of the Loom Inc.
  Class A*                 100           2,638
Gap Inc.                   200           6,025
Gymboree Corp.*            100           2,600
Harcourt General Inc.      100           4,400
Hollywood Entertainment
  Corp.                    100           1,631
Home Depot Inc.            200           9,475
Home Shopping
  Network, Inc.*           400           4,700
J.C. Penney Inc.           200           9,900
Just for Feet Inc.         100           4,781
K Mart Corp.               300           3,038
Kroger Co.*                100           4,113
Lands' End, Inc.*          100           1,975
Limited Inc.               109           2,262
Lowe's Cos Inc.            100           3,238
MacFrugals Bargains-
  Close-Out*               100           1,338
May Department
  Stores Co.               200          10,200
Melville Corp.             100           3,888
Michaels Stores Inc.*      100           1,844
Nordstrom Inc.             100           5,075
Pier 1 Imports Inc.        100           1,338
Price Costco Inc.*         100           1,894
Proffitt's, Inc.*          100           3,288
Rite Aid Corp.             100           2,963
Ross Stores Inc.           100           3,463
Ruddick Corp.              100           1,325
Sears Roebuck & Co.        200           9,975
Service Merchandise
  Co. Inc.*                300           1,425
Shopko Stores Inc.         100           1,550
Smart & Final Inc.         100           2,275

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-CONSERVATIVE GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                        Number
                       of Shares      Value
                       ---------   -----------
Smith's Food & Drug
  Centers, Inc. Class B    100        $  2,500
Sotheby's Holdings,
  Inc. Class A             100           1,413
Spiegel, Inc. Class A
  (Non Voting)             400           4,000
Sports Authority Inc.*     100           2,975
Stanhome Inc.              100           2,950
Stein Mart Inc.*           100           1,588
Tandy Corp.                100           5,188
Tiffany & Co. (New)        100           6,525
Toys 'R' Us, Inc.*         200           5,575
Waban Inc.*                100           2,450
Wal-Mart Stores, Inc.    1,600          38,200
Walgreen Co.               200           6,400
Williams-Sonoma Inc.*      100           2,506
Winn Dixie Stores Inc.     200           6,600
Woolworth Corp.            100           1,913
Zale Corp. (New)*          100           1,881
                                       -------
                                       289,297
                                       -------
STEEL--0.2%
Armco Inc.*                300           1,688
Bethlehem Steel Corp.*     100           1,363
Birmingham Steel Corp.     100           1,600
Carpenter Technology
  Corp.                    100           3,763
Chaparral Steel Co.        100           1,513
Cleveland Cliffs Inc.      100           4,175
Intermet Corp.*            100           1,463
J & L Specialty
  Steel Inc.               100           1,813
Lukens Inc.                100           2,638
National Steel Corp.
  Class B*                 100           1,363
Nucor Corp.                100           5,625
Oregon Steel Mills Inc.    100           1,588
USX Corp. (U.S. Steel
  Group)                   100           3,300
WHX Corp.*                 100           1,150
Worthington
  Industries Inc.          100           2,044
                                       -------
                                        35,086
                                       -------
TELEPHONE--1.6%
360 Communications Co.*    100           2,350
AT&T Corp.               1,100          67,375
Airtouch
  Communications Inc.*     500          15,625
Alltel Corp.               100           3,288
American Mobile
  Satellite Corp.*         100           1,925
Ameritech Corp. (New)      600          35,025
Antec Corp.*               100           1,519
Arch Communications
  Group, Inc.*             100           2,375
Aspect
  Telecommunications
  Corp.                    100           5,750
Associated Group Inc.
  Class A*                 100           2,781
Bell Atlantic Corp.        200          13,000
BellSouth Corp.            600          24,000

                        Number
                       of Shares      Value
                       ---------   -----------
Boston Technology Inc.
  (New)*                   100        $  1,750
C-TEC Corp.                100           2,988
Cellstar Corp.*            100             938
Comnet Cellular Inc.*      100           3,313
DSC Communications
  Corp.*                   100           3,138
GTE Corp.                  600          26,025
General Datacom
  Industries Inc.*         100           1,375
Geotek
  Communications Inc.*     200           2,088
InterVoice, Inc.*          100           2,806
Lincoln
  Telecommunications       100           1,681
Loral Space &
  Communications*          100           1,438
MCI Communications
  Corp.                    500          14,688
Microcom Inc.*             100           2,450
Mobilemedia Corp.
  Class A*                 100           1,988
Nextel
  Communications Inc.*     107           1,926
Northern Telecom Ltd       200          10,300
Nynex Corp.                200           9,825
Octel Communications
  Corp.                    100           4,500
Pacific Telesis Group      500          17,125
Pairgain Technologies
  Inc.*                    100           9,575
Sprint Corp.               300          12,638
Tellabs Inc.               100           5,538
U S WEST, Inc.
  (Communications
  Group)                   400          13,100
U S West Inc. (Media
  Group)*                  300           5,850
Vanguard Cellular
  Systems, Inc.
  Class A*                 200           4,300
Worldcom Inc.*             200           9,388
                                       -------
                                       345,744
                                       -------
TOBACCO--0.3%
American Brands, Inc.      100           4,163
Loews Corp.                200          15,250
Philip Morris
  Companies Inc.           600          54,075
UST Inc.                   100           3,200
                                       -------
                                        76,688
                                       -------
TRANSPORTATION-MISCELLANEOUS--0.3%
Air Express
  International Corp.      100           2,788
Airbourne Freight Corp.    100           2,638
Amerco Inc.*               100           2,219
American Freightways
  Corp.*                   100           1,525
American President
  Companies, Ltd.          100           2,388
Arnold Industries Inc.     100           1,600
Federal Express Corp.*     100           8,075

SchwabFunds(R)
--------------------------------------------------------------------------------

                        Number
                       of Shares      Value
                       ---------   -----------
Harper Group, Inc.         200        $  3,850
Heartland Express, Inc.    100           2,950
J.B. Hunt Transport
  Services Inc.            100           2,056
Kirby Corp.*               100           1,763
NACCO Industries, Inc.
  Class A                  200          12,625
Overseas Shipholding
  Group                    100           2,013
Rollins Truck Leasing
  Corp.                    100           1,088
Ryder System, Inc.         100           2,913
Shurgard Storage
  Centers Inc. Class A     100           2,563
Swift Transportation
  Inc.                     100           1,900
TNT Freightways Corp.      100           2,256
Wabash National Corp.      100           1,975
Werner Enterprises Inc.    100           2,463
XTRA Corp.                 100           4,550
Yellow Corp.               100           1,225
                                       -------
                                        67,423
                                       -------
TRAVEL & RECREATION--0.5%
Anthony Industries,
  Inc.                     100           2,850
Aztar Corp.*               100             975
Bally Entertainment
  Corp.                    500          10,438
Bally Total Fitness
  Holding Corp.*            25             138
Boyd Gaming Corp.*         200           2,800
Brunswick Corp.            100           2,200
Doubletree Corp.*          100           3,194
Harrahs
  Entertainment Inc.*      100           3,450
Hilton Hotels Corp.        100          10,550
ITT Corp. (New)*           100           6,088
Marcus Corp.               100           2,788
Marriot International
  Inc.                     100           4,875
Players International
  Inc.                     100           1,138
Polaris Industries Inc.    100           3,488
Primadonna Resorts
  Inc.*                    100           1,913
Prime Hospitality
  Corp.*                   100           1,513
Rio Hotel &
  Casino Inc.*             100           1,800
Speedway
  Motorsports, Inc.        200           5,350
Station Casinos Inc.*      100           1,313
Stratosphere Corp.*        100           1,094
Topps Inc.                 100             584
Walt Disney Co.            609          37,758
                                       -------
                                       106,297
                                       -------
UTILITIES--1.3%
American Electric Power
  Co., Inc.                100           4,063
Aquila Gas Pipeline
  Corp.                    100           1,388
Baltimore Gas &
  Electric Co.             100           2,638
Carolina Power &
  Light Co.                100           3,600
Central & South West
  Corp.                    200           5,450
Central Hudson Gas &
  Electric Corp.           100           2,900

                        Number
                       of Shares      Value
                       ---------   -----------
Central Louisiana
  Electric Co. (New)       100         $ 2,563
Central Maine
  Power Co.                100           1,425
Cilcorp Inc.               100           4,313
Cinergy Corp.              100           2,900
Coastal Corp.              100           3,963
Commonwealth Energy
  System (Shares of
  Beneficial Interest)     100           4,588
Consolidated Edison Co.    200           5,875
Consolidated Natural
  Gas Co.                  100           4,675
DTE Energy Co.             100           3,100
Destec Energy, Inc.*       300           3,525
Dominion Resources Inc.    100           3,850
Duke Power Co.             200           9,400
Eastern Enterprises        300          10,763
Eastern Utilities
  Association              100           2,038
Edison International       300           4,800
Enron Corp.                200           8,050
Entergy Corp.              200           5,300
FPL Group, Inc.            200           8,625
General Public
  Utilities Corp.          100           3,175
Houston Industries Inc.    200           4,275
IES Industries Inc.        100           2,650
Indiana Energy Inc.        100           2,388
K N Energy Inc.            100           3,200
Laclede Gas Co.            100           2,350
MDU Resources
  Group, Inc.              100           2,188
New Jersey Resources
  Corp.                    100           2,838
Niagara Mohawk Power
  Corp.                    100             750
NorAm Energy Co.           200           2,200
Northern States
  Power Co.                100           4,675
Northwest Natural
  Gas Co.                  100           3,269
Ohio Edison Co.            100           2,088
Oneok Inc.                 200           5,150
Orange & Rockland
  Utilities, Inc.          100           3,413
Otter Tail Power Co.       200           7,325
P P & L Resources Inc.     100           2,263
Pacific Enterprises        100           2,575
Pacific Gas &
  Electric Co.             300           6,825
Pacificorp                 200           4,000
Panenergy Corp.            100           3,350
Peco Energy Co.            200           4,975
Piedmont Natural
  Gas Inc.                 100           2,163
Primark Corp.*             100           3,550
Public Service Co. of
  New Mexico               100           1,750
Public Service Co. of
  North Carolina Inc.      100           1,613

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-CONSERVATIVE GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                        Number
                       of Shares      Value
                       ---------   -----------
Public Service
  Enterprise Group         200       $   5,225
Seagull Energy Corp.*      100           2,438
Sierra Pacific
  Resources                100           2,425
Sig Corp.                  100           3,338
Sonat Inc.                 100           4,363
South Jersey
  Industries Inc.          100           2,338
Southern Co.               500          11,000
Southwest Gas Corp.        100           1,663
Southwestern Energy Co.    100           1,388
Tejas Gas Corp.            100           5,000
Texas Utilities Co.        200           8,050
Tucson Electric
  Power Co.*               500           1,438
UGI Corp. (New)            100           2,238
Unicom Corp.               300           8,250
Union Electric Co.         100           3,863
United Illuminating Co.    100           3,638
United Water
  Resources Inc.           100           1,250
WPS Resources Corp.        100           3,163
Washington Energy Co.      100           1,938
Western Gas
  Resources Inc.           100           1,475
Wicor Inc.                 100           3,438
Williams Cos. Inc.         100           5,113
                                     ---------
                                       277,822
                                     ---------
                                     6,430,111
                                     ---------
INTERNATIONAL--10.6%
AUSTRALIA--0.2%
Australia & New Zealand
  Banking Group            594           2,837
Broken Hill Proprietary
  Co., Ltd.              1,134          17,451
Commonwealth Bank Group    523           4,293
National Australia Bank    820           7,356
News Corp., Ltd.           797           4,671
Western Mining Corp.       650           4,738
Westpac Banking Corp.    1,069           5,190
                                     ---------
                                        46,536
                                     ---------
BELGIUM--0.1%
Electrabel                  32           7,177
Electrabel, VVPR Strip       6              16
Petrofina SA                11           3,253
Societe Generale de
  Belgique                  24           1,868
Tractebel Investor
  International              4           1,626
Tractebel Investor
  International, VVPR
  Strip                      4           1,620
                                     ---------
                                        15,560
                                     ---------
CANADA--0.3%
Alcan Aluminum Ltd.        132           4,198
BCE Inc.                   183           7,198
Bank of Montreal           156           3,747

                        Number
                       of Shares      Value
                       ---------   -----------
Bank of Nova Scotia,
  Halifax                  135        $  3,059
Barrick Gold Corp.         286           8,770
Canadian Imperial Bank
  of Commerce              127           3,946
Canadian Pacific Ltd.      200           4,069
Imperial Oil Ltd. (New)    113           4,594
Northern Telecom Ltd.      149           7,672
Placer Dome Inc.           140           3,897
Royal Bank of Canada,
  Montreal Quebec          184           4,358
Seagram Co. Ltd.           176           5,927
Thomson Corp.              345           5,739
Toronto-Dominion Bank      176           3,051
                                       -------
                                        70,225
                                       -------
DENMARK--0.0%
Tele Danmark A/S
  Series B                  52           2,617
                                       -------
                                         2,617
                                       -------
FRANCE--0.7%
AXA Groupe SA              106           6,316
Alcatel Alsthom CGE SA      88           8,276
BQE National de Paris      113           4,719
Carrefour                   15          11,721
Cie Financiere de
  Paribas (Bearer)          70           4,503
Cie Generale de Eaux        69           7,504
Compagnie de
  Saint-Gobain SA           49           5,870
Danone Groupe               42           6,348
Elf Aquitaine              159          11,825
L'Air Liquide               39           7,087
L'Oreal SA                  36          11,126
LVMH Moet Hennessy
  Louis Vuitton             51          13,047
Lafarge Coppee SA           54           3,459
Lyonnaise des Eaux-
  Dumez                     30           3,013
Michelin (CGDE)
  Class B (Reg.)            43           2,131
PSA Peugeot Citroen         29           4,052
Renault (Regie
  Nationale)               140           4,245
Rhone-Poulenc SA A
  Shares                   188           4,511
Sanofi                      60           4,842
Schneider SA                75           3,495
Societe Generale            51           5,922
Suez Group                  93           3,853
TOTAL Class B              137           9,298
Union des Assurances de
  Paris                    176           3,811
                                       -------
                                       150,974
                                       -------
GERMANY--0.8%
BASF AG                     36           9,830
Bankgesell Berlin           13           2,671
Bayer AG                    41          13,203
Bayerische Hypotheken &
  Wechsel Bank AG          151           3,756
Bayerische Motoren
  Werk AG                   12           6,479

SchwabFunds(R)
--------------------------------------------------------------------------------

                        Number
                       of Shares      Value
                       ---------   -----------

Bayerische Vereinsbank AG    154        $  4,527
Commerzbank AG                20           4,331
Daimler-Benz AG               30          16,432
Deutsche Bank AG             278          13,323
Dresdner Bank AG             260           6,542
Hoechst AG                    34          11,451
Linde AG                       5           3,057
Lufthansa AG                  21           3,331
Mannesmann AG                 21           7,174
Muenchener
  Rueckversicherung (Reg.)     5           9,080
RWE AG*                      120           4,672
RWE AG (Non Voting)*          70           2,037
Sap AG                        30           3,890
Siemens AG                    33          18,070
Thyssen AG                    18           3,263
Veba AG                      285          14,167
Vereinigte
  Elektrizitatswerke
  Westfalen Series B          12           3,449
Viag AG                       12           4,707
Viag AG (New)*                 3           1,177
Volkswagen AG                 14           4,833
                                         -------
                                         175,452
                                         -------
HONG KONG--0.6%
CITIC Pacific              2,000           7,860
Cheung Kong Holdings       2,000          14,285
Hang Seng Bank Ltd.        2,000          20,296
Henderson China                4              11
Henderson Land
  Development Co.          1,000           7,175
Hongkong Electric
  Holdings Ltd.            2,000           6,360
Hongkong
  Telecommunications
  Ltd.                     8,400          16,017
Hutchison Whampoa Ltd.     2,000          12,410
New World
  Development Co.          2,046           9,178
Sun Hung Kai Properties    1,000           9,534
Swire Pacific Ltd.
  Class A                  1,000           8,532
Wharf Holdings             2,000           7,407
                                         -------
                                         119,065
                                         -------
ITALY--0.2%
Alleanza Assicurazioni       191           1,804
Assicurazioni Generali       469          11,695
Fiat SpA                   1,924           6,559
Fiat SpA, di Risp
  (Non-Convertible)          830           1,512
INA                        1,382           2,123
STET                       2,246           7,592
STET di Risp
  (Non-Convertible)          627           1,644
Telecom Italia             3,888           7,928
Telecom Italia di Risp
  (Non-Convertible)        1,145           1,899

                          Number
                         of Shares      Value
                         ---------   -----------
Telecom Italia Mob         3,367         $ 7,437
Telecom Italia Mob
  di Risp                  1,431           2,006
                                          ------
                                          52,199
                                          ------
JAPAN--3.9%
Asahi Bank                 1,000          12,906
Bank of Tokyo
  Mitsubishi
  (Bank of Tokyo shares)     800          18,431
Bank of Tokyo
  Mitsubishi
  (Mitsubishi Bank shares) 1,050          24,291
DDI Corp.                      1           8,594
Dai-Ichi Kangyo
  Bank, Ltd.               1,000          20,362
East Japan Railway Co.         1           5,344
Fuji Bank, Ltd.            1,000          21,892
Fujitsu Ltd.               1,000          10,325
Hitachi Ltd.               1,000          10,803
Industrial Bank of
  Japan, Ltd.              1,000          26,767
Ishikawajima-Harima
  Heavy Industries         1,000           4,971
Ito-Yokado Co., Ltd.       1,000          58,984
Joyo Bank                  1,000           8,183
Kansai Electric
  Power Co.                1,000          24,282
Kawasaki Heavy
  Industries               1,000           5,172
Kawasaki Steel Co.         1,000           3,661
Kobe Steel                 1,000           3,107
Kokusai Denki              1,000          98,466
Long-Term Credit
  Bank of Japan            1,000           8,671
Matsushita Electric
  Industrial Co., Ltd.     1,000          17,686
Mitsubishi Chemical
  Corp.                    1,000           5,487
Mitsubishi Electric
  Corp.                    1,000           7,877
Mitsubishi Heavy
  Industries               1,000           8,929
NKK Corp.                  1,000           3,136
Nippon Paper
  Industries Co.           1,000           7,323
Nippon Steel Corp.         2,000           7,227
Nippon Telegraph &
  Telephone Corp.              4          31,012
Nissan Motor Co., Ltd.     1,000           8,451
Nomura Securities
  Co., Ltd.                1,000          21,796
Obayashi Corp.             1,000           9,302
Oki Electric Industry
  Co., Ltd.                1,000           7,935
Omron Corp.                1,000          22,561
Osaka Gas Co.              1,000           4,006
Sakura Bank                1,000          11,759
Sanwa Bank                 1,000          20,267
Seven-Eleven Japan Co.     1,100          77,922
Sumitomo Bank              1,000          21,414
Sumitomo Metal
  Industries               1,000           3,212
Taisei Corp.               1,000           7,743
Tokai Bank                 1,000          12,810

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--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-CONSERVATIVE GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                        Number
                       of Shares      Value
                       ---------   -----------
Tokyo Electric Power
  Co., Inc.              1,000        $ 27,245
Tokyo Electron           1,000          37,188
Tokyo Gas & Electric
  Industrial             1,000           3,929
Toshiba Corp.            1,000           7,782
Toyo Seikan              1,000          35,467
Toyo Trust &
  Banking Co.            1,000          10,898
Toyota Motor Corp.       1,000          22,848
Yasuda Fire & Marine
  Insurance Co.          1,000           7,887
                                       -------
                                       846,311
                                       -------
NETHERLANDS--0.6%
ABN Amro
  Holdings NV              181           9,370
Aegon NV                   152           7,239
Akzo Nobel NV               42           4,878
Elsevier NV                386           5,812
Heineken NV                 29           6,069
ING NV                     168          12,971
Koninklijke PTT
  Nederland                271          10,169
Philips Electronics NV     201           7,097
PolyGram NV                105           6,250
Royal Dutch Petroleum
  Co. (Bearer)             314          44,731
Unilever NV, CVA            94          12,826
Wolters Kluwer NV, CVA      29           3,170
                                       -------
                                       130,582
                                       -------
SINGAPORE--0.1%
Hong Kong Land Holdings  1,000           2,140
Singapore Airlines Ltd.
  (alien market)         1,000          10,101
Singapore
  Telecommunications     6,000          14,767
                                       -------
                                        27,008
                                       -------
SPAIN--0.2%
Argentaria Corp.            50           2,024
Banco Bilbao-Vizcaya SA
  (Reg.)                   133           5,055
Banco de Santander SA
  (Reg.)                    68           3,159
Empresa Nacional de
  Electricidad             152           9,548
Iberdrola SA               542           5,305
Repsol, SA                 176           6,455
Telefonica
  Internacional de
  Espana, SA               550           9,794
                                       -------
                                        41,340
                                       -------
SWEDEN--0.2%
ASEA AB                     39           3,991
ASEA AB Series B            13           1,319
Astra AB Series A          294          13,071
Astra AB Series B           40           1,767
L.M. Ericsson Telephone
  Series B                 560          11,354
Sandvik AB Series A         72           1,587

                        Number
                       of Shares      Value
                       ---------   -----------
Sandvik AB Series B         82        $  1,808
Volvo AB Series A           65           1,490
Volvo AB Series B          167           3,829
                                       -------
                                        40,216
                                       -------
SWITZERLAND--0.7%
CS Holding (Reg.)          108           9,808
Ciba-Geigy Ltd.
  (Bearer)                   1           1,154
Ciba-Geigy Ltd. (Reg.)      14          16,248
Nestle Ltd. (Reg.)          25          27,807
Roche Group
  Holding AG                 4          31,459
Roche Group Holding AG
  (Bearer)                   1          13,531
Sandoz Ltd. (Bearer)         2           2,178
Sandoz Ltd. (Reg.)          21          22,935
Schweizerische
  Bankgesellschaft
  (Bearer)                  12          11,927
Schweizerische
  Bankgesellschaft
  (Reg.)                    13           2,827
schweizerische
  Bankverein (Bearer)       14           5,243
Schweizerische
  Bankverein (Reg.)         16           2,990
Winterthur (Reg.)            4           2,510
Zurich Versicherung
  (Reg.)                    27           7,546
                                       -------
                                       158,163
                                       -------
UNITED KINGDOM--2.0%
Abbey National             769           6,575
Allied Domecq PLC          610           4,715
Argyll Group               669           3,343
Associated British
  Foods                    443           2,654
BAA                        605           4,973
BAT Industries           1,806          13,648
BOC Group                  193           2,682
BTR                      2,162          10,415
Barclays                   944          10,473
Bass                       517           6,098
Boots Co.                  556           5,302
British Airways            567           4,430
British Gas              2,541           9,027
British Petroleum Co.    3,245          29,285
British Sky Broadcast    1,030           7,411
British Steel              806           2,408
British Telecom          3,652          20,038
Cable & Wireless         1,294          10,158
Cadbury Schweppes          577           4,473
Commercial Union
  Assurance Co.            389           3,376
General Electric Co.     1,608           8,678
Glaxo Wellcome           2,029          24,603
Granada Group              343           4,252
Grand Metropolitan,
  Inc.                   1,251           8,230
Great University Stores    589           6,424
Guinness                 1,184           8,520
HSBC Holdings              500           7,403
HSBC Holdings (Hong
  Kong)                  1,036          15,338
Hanson Industries        2,132           6,323
Imperial Chemical
  Industries               424           5,744

SchwabFunds(R)
--------------------------------------------------------------------------------

                        Number
                       of Shares      Value
                       ---------   -----------
J. Sainsbury PLC         1,060       $   5,840
Kingfisher                 391           3,499
Lloyds TSB Group         2,345          11,243
Marks & Spencer PLC      1,640          10,949
National Power
  Development              695           5,864
National Westminster
  Bancorp                1,007           9,285
Pearson, Inc.              309           3,265
Powergen                   425           3,570
Prudential Corp.         1,114           7,672
RTZ Corporation PLC        571           8,991
Rank Organisation PLC      486           3,899
Reed International         329           5,661
Reuters Holdings PLC       977          11,060
Royal Bank of Scotland     473           3,692
RTZ Corp. (Bearer)          57             884
Scot & Newcastle           358           3,705
Shell Transport &
  Trading Co. (Reg.)     1,941          25,610
SmithKline Beecham PLC
  Series A                 810           8,590
SmithKline Beecham PLC
  (New)                    782           8,299
Standard Chartered PLC     566           5,300
Tesco                    1,209           5,105
Thorn Emi                  251           6,962
Unilever                   475           8,695
Vodafone Group           1,228           4,908
Zeneca Group               554          11,320
                                     ---------
                                       440,867
                                     ---------
                                     2,317,115
                                     ---------
TOTAL COMMON STOCK
  (Cost $7,997,220)                  8,747,226
                                     ---------
PREFERRED STOCK--0.1%
AUSTRALIA--0.0%
News Corp. (Limited
  Voting Shares)           388           1,996
                                     ---------
GERMANY--0.1%
Henkel KGaA                  9           3,451
Sap AG (Non-Voting)         24           3,187
Volkswagen AG
  (Non-Voting)               6           1,525
                                     ---------
                                         8,163
                                     ---------
ITALY--0.0%
Fiat SpA                   701           1,340
                                     ---------
GERMANY--0.0%
Lufthansa AG
  (Non-Voting)              12           1,879
                                     ---------

                        Number
                       of Shares      Value
                       ---------   -----------
UNITED STATES--0.0%
Teledyne, Inc. Series E      1      $       15
                                    ----------
TOTAL PREFERRED STOCK
  (Cost $13,259)                        13,393
                                    ----------

                         Par
                      ----------
U.S. TREASURY OBLIGATIONS--54.1%(a)
U.S. Treasury Bonds
  10.00%, 05/15/10     $ 300,000       363,567
  7.25%, 05/15/16        470,000       478,968
  8.13%, 08/15/19        325,000       362,622
U.S. Treasury Bonds
  7.13%, 02/15/23      2,850,000     2,864,849
  6.25%, 08/15/23        775,000       699,368
U.S. Treasury Notes
  5.88%, 05/31/96        200,000       200,142
  6.25%, 01/31/97        800,000       804,440
  5.63%, 10/31/97      1,100,000     1,095,402
  5.13%, 02/28/98        150,000       147,674
  5.88%, 08/15/98        800,000       795,952
  5.00%, 02/15/99        600,000       582,204
  7.00%, 04/15/99        300,000       306,216
  7.50%, 10/31/99        500,000       518,265
  7.13%, 02/29/00        200,000       205,100
  5.75%, 10/31/00      1,050,000     1,023,666
  6.38%, 08/15/02        525,000       520,790
  6.50%, 05/15/05        150,000       147,984
  6.50%, 08/15/05        650,000       641,030
                                    ----------
TOTAL U.S. TREASURY
  OBLIGATIONS
  (Cost $12,122,972)                11,758,239
                                    ----------
AGENCY OBLIGATIONS-
  COUPON NOTES--1.8%(a)
Federal National
  Mortgage Assoc.
  7.250%, 06/01/05       400,000       396,824
                                    ----------
TOTAL AGENCY OBLIGATIONS-
  COUPON NOTES
  (Cost $403,958)                      396,824
                                    ----------
CASH EQUIVALENTS--3.4%(b)
AGENCY OBLIGATIONS-
  DISCOUNT NOTES--2.3%
Federal Home Loan Bank
  5.21%, 05/28/96        500,000       498,054
                                    ----------

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB ASSET DIRECTOR(R)-CONSERVATIVE GROWTH FUND
STATEMENT OF NET ASSETS
April 30, 1996 (Unaudited)

                        Maturity      Value
                        --------   -----------
REPURCHASE AGREEMENT--1.1%
State Street Bank 4.75%
  Dated 04/30/96
  Due 05/01/96
  Collateralized By:
  U.S. Treasury Note
  $245,000 Par; 8.00%
  Due 10/15/96          $242,032    $  242,000
                                    ----------
TOTAL CASH EQUIVALENTS
  (Cost $740,054)                      740,054
                                    ----------
TOTAL INVESTMENTS--99.6%
  (Cost $21,277,463)                21,655,736
                                    ----------
OTHER ASSETS AND
  LIABILITIES--0.4%
  Other Assets                         296,971
  Liabilities                         (218,792)
                                    ----------
                                        78,179
                                    ----------
NET ASSETS--100.0%
Applicable to 2,123,836
  outstanding $0.00001
  par value shares
  (unlimited shares authorized)    $21,733,915
                                   ===========
NET ASSET VALUE PER SHARE               $10.23
                                        ======

NOTES TO STATEMENTS OF NET ASSETS

(a) Interest rates represent stated coupon rate of security.
(b) Interest rates represent effective yield at the time of purchase.

---------------
*Non-Income Producing Security

See accompanying Notes to Financial Statements.

SchwabFunds(R)
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the period November 20, 1995
(commencement of operations) to April 30, 1996 (Unaudited)

                                      ------Schwab Asset Director(R)----------
                                         High        Balanced     Conservative
                                      Growth Fund   Growth Fund   Growth Fund
                                      -----------   -----------   -----------
Investment income:
  Dividends (net of foreign tax
     withheld of $18,774, $7,667 and
     $2,379, respectively)            $   519,839   $   274,650   $    64,508
  Interest                                450,271       607,495       301,956
                                         --------      --------      --------
     Total investment income              970,110       882,145       366,464
                                         --------      --------      --------
Expenses:
  Investment advisory and
     administration fee                   264,862       189,136        65,101
  Transfer agency and
     shareholder service fees              89,480        63,897        21,993
  Custodian fees                          141,565       122,061        85,816
  Registration fees                        41,952        34,105        17,293
  Professional fees                        18,854        17,495        15,300
  Shareholder reports                      24,964        17,779         6,341
  Trustees' fees                            4,671         3,526         1,540
  Amortization of deferred
     organization costs                     1,630         1,630         1,630
  Insurance and other expenses              2,583         2,314         2,044
                                         --------      --------      --------
                                          590,561       451,943       217,058
Less expenses reduced and absorbed       (272,011)     (224,468)     (138,760)
                                         --------      --------      --------
  Total expenses incurred by Fund         318,550       227,475        78,298
                                         --------      --------      --------
Net investment income                     651,560       654,670       288,166
                                         --------      --------      --------
Net realized gain (loss) on
  investments and foreign currency
  transactions:
  Proceeds from sales of investments   37,502,807    22,479,790     8,331,437
  Cost of investments sold            (37,849,936)  (22,724,569)   (8,402,243)
                                         --------      --------     ---------
     Net realized loss from changes
       in market value                   (347,129)     (244,779)      (70,965)
     Net realized loss from changes
       in foreign exchange rates              (72)          (69)           (8)
                                         --------      --------      --------
       Net realized loss on
          investments sold               (347,201)     (244,848)      (70,973)
     Net realized gain (loss) on
       foreign currency transactions        3,590         1,675          (103)
                                         --------      --------      --------
       Net realized loss on
          investments sold and
          foreign currency
          transactions                   (343,611)     (243,173)      (71,076)

Statement continued on next page.

SchwabFunds(R)
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (continued)
For the period November 20, 1995
(commencement of operations) to April 30, 1996 (Unaudited)

                                      ------Schwab Asset Director(R)----------
                                         High        Balanced     Conservative
                                      Growth Fund   Growth Fund   Growth Fund
                                      -----------   -----------   -----------
Net unrealized gain (loss) on
  investments and foreign currency
  translation:
  Net unrealized gain from changes
     in market value                  $ 6,422,873   $ 3,049,139   $   453,450
  Net unrealized loss from changes
     in foreign exchange rates           (549,278)     (301,388)      (75,177)
                                         --------      --------      --------
     Net unrealized gain on
       investments from changes in
       market value and foreign
       exchange rates                   5,873,595     2,747,751       378,273
  Net unrealized loss on translating
     assets and liabilities into the
     reporting currency                      (271)          (12)         (242)
                                         --------      --------      --------
     Net unrealized gain on
       investments and foreign
       currency translation             5,873,324     2,747,739       378,031
                                         --------      --------      --------
Net gain on investments                 5,529,713     2,504,566       306,955
                                         --------      --------      --------
Increase in net assets resulting
  from operations                     $ 6,181,273   $ 3,159,236   $   595,121
                                         ========      ========      ========

See accompanying Notes to Financial Statements.

SchwabFunds(R)
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period November 20, 1995
(commencement of operations) to April 30, 1996 (Unaudited)

                                      ------Schwab Asset Director(R)----------
                                         High        Balanced     Conservative
                                      Growth Fund   Growth Fund   Growth Fund
                                      -----------   -----------   -----------
Operations:
  Net investment income               $   651,560   $   654,670   $   288,166
  Net realized loss on investments
     sold and foreign currency
     transactions                        (343,611)     (243,173)      (71,076)
  Net unrealized gain on investments
     and foreign currency
     translation                        5,873,324     2,747,739       378,031
                                      -----------   -----------   -----------
  Increase in net assets resulting
     from operations                    6,181,273     3,159,236       595,121
                                      -----------   -----------   -----------
Dividends to shareholders from net
  investment income                      (158,402)     (150,875)     (214,428)
                                      -----------   -----------   -----------
Capital share transactions:
  Proceeds from shares sold            97,345,157    71,109,119    24,570,535
  Net asset value of shares issued
     in reinvestment of dividends         152,276       138,204       193,730
  Less payments for shares redeemed    (8,664,601)   (5,246,654)   (3,412,043)
                                      -----------   -----------   -----------
  Increase in net assets from
     capital
     share transactions                88,832,832    66,000,669    21,352,222
                                      -----------   -----------   -----------
Total increase in net assets           94,855,703    69,009,030    21,732,915
Net assets:
  Beginning of period                       1,000         1,000         1,000
                                      -----------   -----------   -----------
  End of period (including
     undistributed net investment
     income of $493,158, $503,795
     and $73,738, respectively)       $94,856,703   $69,010,030   $21,733,915
                                      ===========   ===========   ===========
Number of Fund shares:
  Sold                                  9,610,666     7,030,800     2,440,024
  Reinvested                               14,842        13,523        19,030
  Redeemed                               (828,084)     (506,227)     (335,318)
                                      -----------   -----------   -----------
  Net increase in shares outstanding    8,797,424     6,538,096     2,123,736
Shares outstanding:
  Beginning of period                         100           100           100
                                      -----------   -----------   -----------
  End of period                         8,797,524     6,538,196     2,123,836
                                      ===========   ===========   ===========

See accompanying Notes to Financial Statements.

SchwabFunds(R)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
For the period November 20, 1995
(commencement of operations) to April 30, 1996 (Unaudited)

1. DESCRIPTION OF THE FUNDS

The Schwab Asset Director(R) - High Growth Fund, Schwab Asset
Director - Balanced Growth Fund and Schwab Asset Director - Conservative Growth Fund (the "Funds") are series of Schwab Capital Trust (the "Trust"), a no-load, open-end investment management company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended.

In addition to the three Funds described above, the Trust also offers the Schwab International Index Fund(TM), Schwab Small-Cap Index Fund(R) and Schwab S&P 500 Fund. The assets of each series are segregated and accounted for separately.

The investment objective of the Schwab Asset Director - High Growth Fund (the "High Growth Fund") is to provide high capital growth with less volatility than an all-stock portfolio. The investment objective of the Schwab Asset
Director - Balanced Growth Fund (the "Balanced Growth Fund") is to provide a maximum total return including both capital growth and income. The investment objective of the Schwab Asset Director - Conservative Growth Fund (the "Conservative Growth Fund") is to provide income and more growth potential than an all-bond portfolio. Each Fund invests in a diversified mix of stocks, bonds and cash equivalents.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in securities traded on an exchange are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Funds' investment manager pursuant to guidelines adopted in good faith by the Board of Trustees. Bonds and notes are generally valued at prices obtained from an independent bond-pricing service. These securities are valued at the mean between the representative quoted bid and asked prices, or if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions and investment income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis. For callable bonds purchased at a premium, the excess of the purchase price over the call value is amortized against interest income through the call date. If the call provision is not exercised, any remaining premium is amortized through the final maturity date.

SchwabFunds(R)
--------------------------------------------------------------------------------

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Funds' custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Foreign currency translation -- The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at the exchange rates on April 30. Purchases and sales of foreign securities, foreign income receipts and foreign expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Funds separate within their statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign exchange rates from that arising from changes in securities' market values.

Forward currency contracts -- A forward currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When the Forward is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time the contract was closed. The Funds engage in Forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. The Funds could be exposed to risk if counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably.

Deferred organization costs -- Costs incurred in connection with the organization of the Funds are amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

Expenses -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

At April 30, 1996, (for financial reporting and federal income tax purposes), net unrealized gain for the High Growth Fund, Balanced Growth Fund and Conservative Growth Fund aggregated $5,873,595, $2,747,751 and $378,273, respectively, of which $7,575,579, $4,123,657 and $931,787, respectively, related to appreciated securities and $1,701,984, $1,375,906 and $553,514, respectively, related to depreciated securities.

SchwabFunds(R)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
For the period November 20, 1995
(commencement of operations) to April 30, 1996 (Unaudited)

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, each Fund pays an annual fee, payable monthly, of .74% of each Fund's average daily net assets not in excess of $1 billion, .69% of such assets over $1 billion and .64% of such assets over $2 billion. Under this agreement, the High Growth Fund, Balanced Growth Fund and Conservative Growth Fund incurred investment advisory and administration fees of $264,862, $189,136 and $65,101, respectively, for the period ended April 30, 1996, before the Investment Manager reduced its fee (see Note 4).

Sub-advisory agreement -- The Investment Manager has a sub-advisory agreement with Symphony Asset Management, Inc. ("Symphony") to serve as sub-adviser to the Funds. Symphony does not receive compensation directly from the Funds. However, the Investment Manager pays Symphony an annual fee, payable monthly, of .08% of the Funds' aggregate average net assets on the first $100 million, .06% of the next $150 million, .04% of the next $600 million and .02% of such net assets over $850 million.

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of .05% of each Fund's average daily net assets for transfer agency services and .20% of such assets for shareholder services. For the period ended April 30, 1996, the High Growth Fund, Balanced Growth Fund and Conservative Growth Fund incurred transfer agency and shareholder service fees of $89,480, $63,897 and $21,993, respectively, before Schwab reduced its fees (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the period ended April 30, 1996, the Trust made no direct payments to its officers or trustees who were "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Funds incurred fees aggregating $9,737 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees and absorbed certain expenses in order to limit each Fund's ratio of operating expenses to average net assets. For the period ended April 30, 1996, the total of such fees and expenses reduced and absorbed by the Investment Manager was $183,280, $160,571 and $116,767 for the High Growth Fund, Balanced Growth Fund and Conservative Growth Fund, respectively, and the total of such fees reduced by Schwab was $88,731, $63,897 and $21,993 for the High Growth Fund, Balanced Growth Fund and Conservative Growth Fund, respectively.

SchwabFunds(R)
--------------------------------------------------------------------------------

5. BORROWING AGREEMENT

The Trust has an agreement with State Street Bank and Trust Company, the Funds' custodian, whereby each Fund may borrow up to $10,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. During the period ended April 30, 1996, no borrowings were made under this arrangement.

6. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities, other than short-term obligations, for the period ended April 30, 1996, were as follows:

                                  High          Balanced       Conservative
                              Growth Fund      Growth Fund     Growth Fund
                              ------------     -----------     -----------
Purchases                     $126,123,992     $88,257,569     $29,443,551
Proceeds of sales and
  maturities                   $37,849,936      $22,724,569     $8,402,243

7. COMPOSITION OF NET ASSETS

At April 30, 1996, net assets for each Fund consisted of:

                                 High          Balanced       Conservative
                              Growth Fund     Growth Fund     Growth Fund
                              -----------     -----------     -----------
Capital paid in               $88,833,832     $66,001,669     $21,353,222
Accumulated undistributed
  net investment income           493,158         503,795          73,738
Accumulated net realized
  loss on investments sold
  and foreign currency
  transactions                   (343,611)       (243,173)        (71,076)
Net unrealized gain on
  investments                   5,873,595       2,747,751         378,273
Net unrealized loss on
  translating assets and
  liabilities into the
  reporting currency                 (271)            (12)           (242)
                              -----------     -----------     -----------
Total                         $94,856,703     $69,010,030     $21,733,915
                              ===========     ===========     ===========

At April 30, 1996, the High Growth Fund's Statement of Net Assets included:
$398,586 payable for investments purchased, $78,838 payable for Fund shares redeemed, $13,851 payable for investment advisory and administration fee and $161,244 receivable for Fund shares sold. The Balanced Growth Fund's Statement of Net Assets included: $316,281 payable for investment purchased, $140,768 payable for Fund shares redeemed, $9,088 payable for investment advisory and administration fee and $116,223 receivable for Fund shares sold. The Conservative Growth Fund's Statement of Net Assets included: $84,926 payable for Fund shares redeemed, $2,867 payable for investment advisory and administration fee and $15,048 receivable for Fund shares sold.

SchwabFunds(R)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
For the period November 20, 1995
(commencement of operations) to April 30, 1996 (Unaudited)

8. COMMITMENTS

At April 30, 1996, the Funds had various open Forward contracts as follows:

The High Growth Fund and Balanced Growth Fund had open Forward contracts which obligated the Funds to deliver U.S. dollars in exchange for foreign currencies at specified future dates as follows:

                                High Growth Fund

                           Contract    In Exchange   Settlement              Unrealized
       Currency             Amount         For          Date       Value     Gain (Loss)
-----------------------  ------------  -----------   ----------   --------   -----------
Swedish krona                  64,555   $   9,543     05/02/96    $  9,519      ($ 24)
Netherlands guilder            78,400      45,875     05/03/96      45,754       (121)
Swiss franc                    21,000      16,935     05/06/96      16,914        (21)
Italian lira              174,152,000     111,422     05/07/96     111,493         71
Pound sterling                 35,000      52,745     05/07/96      52,687        (58)
Spanish peseta              3,264,670      25,754     05/08/96      25,663        (91)
Belgian franc                 315,000      10,032     05/14/96      10,006        (26)
French franc                  125,000      24,272     05/31/96      24,190        (82)
                                       ----------                 --------    -------
                                        $ 296,578                 $296,226      ($352)
                                       ==========                 ========    =======

                              Balanced Growth Fund

                           Contract    In Exchange   Settlement              Unrealized
        Currency            Amount         For          Date       Value     Gain (Loss)
------------------------  -----------  -----------   ----------   --------   -----------
Canadian dollar                17,500   $  12,853     05/02/96    $ 12,853       $ --
Danish krona                   72,375      12,288     05/02/96      12,263        (25)
Deutsche mark                  13,400       8,772     05/02/96       8,753        (19)
Netherlands guilder            66,400      38,853     05/03/96      38,751       (102)
Italian lira                9,262,900       5,926     05/07/96       5,930          4
Pound sterling                 82,000     123,574     05/07/96     123,438       (136)
Spanish peseta              3,758,000      29,649     05/08/96      29,544       (105)
Belgian franc                 421,000      13,408     05/14/96      13,374        (34)
French franc                  244,000      47,379     05/31/96      47,218       (161)
                                       ----------                 --------    -------
                                        $ 292,702                 $292,124      ($578)
                                       ==========                 ========    =======

The Conservative Growth Fund had open Forward contracts which obligated the Fund to deliver foreign currencies in exchange for U.S. dollars at specified future dates as follows:

                           Contract    In Exchange   Settlement              Unrealized
        Currency            Amount         For          Date       Value     Gain (Loss)
------------------------  -----------  -----------   ----------   --------   -----------
Canadian dollar                 4,200   $   3,084     05/02/96    $  3,085      ($  1)
Deutsche mark                   4,500       2,945     05/02/96       2,939          6
Australian dollar               9,700       7,639     05/06/96       7,620         19
Swiss franc                     1,800       1,453     05/06/96       1,450          3
Pound sterling                  3,100       4,672     05/07/96       4,667          5
                                       ----------                 --------    -------
                                        $  19,793                 $ 19,761       $ 32
                                       ==========                 ========    =======

SchwabFunds(R)
--------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period from November 20, 1995 (commencement of operations) to April 30, 1996:

                                                  High          Balanced       Conservative
                                               Growth Fund     Growth Fund     Growth Fund
                                               -----------     -----------     -----------
Net asset value at beginning of period.......  $     10.00     $     10.00     $     10.00
Income from investment operations
---------------------------------
  Net investment income......................          .08             .11             .15
  Net realized and unrealized gain on
    investments and foreign currency
    transactions.............................          .72             .47             .19
                                               -----------     -----------     -----------
  Total from investment operations...........          .80             .58             .34

Less distributions
------------------
  Dividends from net investment income.......         (.02)           (.03)           (.11)
  Distributions from realized gain on
    investments..............................           --              --              --
                                               -----------     -----------     -----------
  Total distributions........................         (.02)           (.03)           (.11)
                                               -----------     -----------     -----------
Net asset value at end of period.............  $     10.78     $     10.55     $     10.23
                                               ===========     ===========     ===========
Total return (%).............................         8.03            5.81            3.37
----------------

Ratios/Supplemental data
------------------------
  Net assets, end of period..................  $94,856,703     $69,010,030     $21,733,915
  Ratio of expenses to average
    net assets (%)...........................          .89*            .89*            .89*
  Ratio of net investment income to
    average net assets (%)...................         1.82*           2.56*           3.28*
  Portfolio turnover rate (%)................           52              42              46
  Average commission rate....................  $       .02     $       .02     $       .02

The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit each Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, the ratio of expenses to average net assets and the ratio of net investment income to average net assets for the High Growth Fund for the period ended April 30, 1996, would have been 1.65%* and 1.06%*, respectively. With respect to the Balanced Growth Fund, the ratio of expenses to average net assets and the ratio of net investment income to average net assets for the period ended April 30, 1996 would have been 1.77%* and 1.68%*, respectively. With respect to the Conservative Growth Fund the ratio of expenses to average net assets and the ratio of net investment income to average net assets for the period ended April 30, 1996 would have been 2.47%* and 1.70%*, respectively.

* Annualized

Schwabfunds

--------------------------------------------------------------------------------

Schwab S&P 500 Fund
Statement of Net Assets
August 31, 1996
(Unaudited)

--------------------------------------------------------------------------------

                                                        Number            Value
                                                       of Shares          (000s)
                                                       ---------          ------
COMMON STOCK - 98.5%
AEROSPACE/DEFENSE - 2.3%
BFGoodrich Co.                                           2,100            $   79
Boeing Co.                                              14,700             1,330
General Dynamics Corp.                                   2,700               173
Lockheed Martin Corp.                                    8,700               732
McDonnell Douglas Corp.                                  8,700               436
Northrop Grumman Corp.                                   2,400               172
Raytheon Co.                                            10,000               515
Rockwell International Corp.                             9,000               468
Textron Inc.                                             3,500               299
United Technologies Corp.                                5,100               575
                                                                          ------
                                                                           4,779
                                                                          ------
AIR TRANSPORTATION - 0.4%
AMR Corp.*                                               4,300               353
Delta Airlines Inc.                                      3,300               234
Southwest Airlines Co.                                   6,700               153
USAir Group, Inc.*                                       1,400                25
                                                                          ------
                                                                             765
                                                                          ------
ALCOHOLIC BEVERAGES - 0.7%
Adolph Coors Co. Class B                                   800                16
Anheuser-Busch Companies, Inc.                          10,900               826
Brown Forman Corp. Class B                               2,300                83
Seagram Ltd                                             15,300               507
                                                                          ------
                                                                           1,432
                                                                          ------
APPAREL - 0.5%
Liz Claiborne                                            2,600                90
NIKE, Inc. Class B                                       5,900               637
Reebok International Ltd.                                3,600               130
Russell Corp.                                              800                26
Springs Industries Inc.                                    400                18
Stride Rite Corp.                                        1,100                 9
V.F. Corp.                                               2,800               165
                                                                          ------
                                                                           1,075
                                                                          ------

SchwabFunds

--------------------------------------------------------------------------------

Schwab S&P 500 Fund
Statement of Net Assets
August 31, 1996
(Unaudited)

--------------------------------------------------------------------------------

                                                       Number            Value
                                                      of Shares          (000s)
                                                      ---------          -------
AUTOMOTIVE PRODUCTS - 0.2%
Cooper Tire & Rubber                                     2,800           $    55
Goodyear Tire & Rubber                                   6,400               292
                                                                         -------
                                                                             347
                                                                         -------
BANKS - 7.6%
Banc One Corp.                                          18,600               714
Bank of Boston Corp.                                     7,500               396
Bank of New York Co., Inc.                              17,200               479
BankAmerica Corp.                                       15,000             1,163
Bankers Trust New York Corp.                             3,300               257
Barnett Banks, Inc.                                      3,700               243
Boatmens Bancshares Inc.                                 6,200               331
Chase Manhattan Corp. (New)                             18,300             1,361
Citicorp                                                19,900             1,657
Comerica Inc.                                            4,900               239
Corestates Financial Corp.                               9,800               405
Fifth Third Bancorp                                      4,000               213
First Bank System Inc.                                   5,400               347
First Chicago NBD Corp.                                 13,500               575
First Union Corp.                                       11,500               735
Fleet Financial Group Inc.                              11,200               468
J.P. Morgan & Co. Inc.                                   8,200               719
Keycorp (New)                                           10,300               413
MBNA Corp.                                               9,600               292
Mellon Bank Corp.                                        6,100               338
National City Corp.                                      8,900               335
NationsBank Corp.                                       12,600             1,073
Norwest Corp.                                           14,900               561
PNC Bank Corp.                                          14,100               441
Republic New York Corp.                                  2,700               179
Suntrust Banks, Inc.                                     9,900               380
U.S. Bancorp                                             6,400               246
Wachovia Corp. (New)                                     7,700               352
Wells Fargo & Co.                                        4,000               995
                                                                         -------
                                                                          15,907
                                                                         -------
BUSINESS MACHINES & SOFTWARE - 7.3%
3COM Corp.*                                              7,200               337
Amdahl Corporation*                                      2,700                27
Apple Computer, Inc.*                                    6,300               153

SchwabFunds

--------------------------------------------------------------------------------

Schwab S&P 500 Fund
Statement of Net Assets
August 31, 1996
(Unaudited)

--------------------------------------------------------------------------------

                                                         Number          Value
                                                       of Shares         (000s)
                                                       ---------         -------
Autodesk, Inc.                                            1,000          $    23
Bay Networks, Inc.*                                       6,900              190
Cabletron Systems Inc.*                                   2,900              177
Ceridian Corp.*                                           2,300               98
Cisco Systems Inc.*                                      26,600            1,401
Compaq Computer Corp.*                                   11,000              623
Computer Assoc. International Inc.                       15,700              824
Computer Sciences Corp.*                                  3,600              252
Data General Corp.*                                         800                9
Digital Equipment Corp.*                                  6,500              251
EMC Corp.*                                                9,400              181
Hewlett Packard Co.                                      42,700            1,868
Honeywell Inc.                                            4,900              285
Intergraph Corp.*                                         1,000                9
International Business Machines                          22,300            2,551
Microsoft Corp.*                                         25,000            3,064
Novell Inc.*                                             14,800              154
Oracle Systems Corp.*                                    27,500              968
Pitney Bowes Inc.                                         5,700              275
Seagate Technology, Inc.*                                 3,900              187
Silicon Graphics Inc.*                                    9,400              219
Sun Microsystems Inc.*                                    8,000              435
Tandem Computers Inc.*                                    2,600               27
Unisys Corp.*                                             3,800               22
Xerox Corp.                                              13,200              724
                                                                         -------
                                                                          15,334
                                                                         -------
BUSINESS SERVICES - 1.9%
Automatic Data Processing, Inc.                          12,000              500
Browning Ferris Industries Inc.                          10,400              265
Deluxe Corp.                                              2,800              107
Dun & Bradstreet Corp.                                    6,700              386
Ecolab Inc.                                               2,400               73
First Data Corp.                                          9,100              710
Fleming Companies, Inc.                                     800               13
H & R Block Inc.                                          3,300               83
Interpublic Group of Companies, Inc.                      3,700              167
John H. Harland Co.                                         600               15
Laidlaw Inc. Class B (Non Voting)                        11,900              115
Moore Corp. Ltd.                                          5,200               91
National Service Industries, Inc.                         2,000               76
Ogden Corp.                                               1,100               22

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--------------------------------------------------------------------------------

Schwab S&P 500 Fund
Statement of Net Assets
August 31, 1996
(Unaudited)

--------------------------------------------------------------------------------

                                                        Number           Value
                                                       of Shares         (000s)
                                                       ---------          ------
R.R. Donnelley & Sons Co.                                 6,100           $  199
SUPERVALU Inc.                                            3,000               84
Safety-Kleen Corp.                                        1,300               22
Service Corp. International                               4,700              265
Shared Medical Systems Corp.                                500               27
Viad Corp.                                                3,000               43
WMX Technologies Inc.                                    20,600              651
                                                                          ------
                                                                           3,914
                                                                          ------
CHEMICAL - 3.5%
Air Products & Chemicals Inc.                             4,300              235
Dow Chemical Co.                                         10,000              798
E.I. Du Pont de Nemours & Co.                            23,000            1,889
Eastman Chemical Co.                                      3,600              201
Great Lakes Chemical Corp.                                2,300              132
Hercules Inc.                                             4,100              204
Minnesota Mining & Manufacturing Co.                     17,300            1,189
Monsanto Co.                                             25,000              803
Morton International Inc.                                 5,900              219
Nalco Chemical Co.                                        3,200              103
PPG Industries Inc.                                       8,600              425
Praxair Inc.                                              7,100              292
Rohm & Haas Co.                                           2,800              175
Sigma-Aldrich Corp.                                       2,000              106
Union Carbide Corp.                                       5,100              221
W.R. Grace & Co.                                          4,600              302
                                                                          ------
                                                                           7,294
                                                                          ------
CONSTRUCTION - 0.4%
Armstrong World Industries, Inc.                          1,700              105
Centex Corp.                                                600               19
Crane Co.                                                   600               24
Fluor Corp.                                               4,700              301
Kaufman & Broad Home Corp.                                  700                9
Owens Corning*                                            2,100               76
Pulte Corp.                                                 600               15
Sherwin Williams Co.                                      3,700              162
Stanley Works                                             3,800              105
                                                                          ------
                                                                             816
                                                                          ------

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--------------------------------------------------------------------------------

Schwab S&P 500 Fund
Statement of Net Assets
August 31, 1996
(Unaudited)

--------------------------------------------------------------------------------

                                                        Number            Value
                                                       of Shares          (000s)
                                                       ---------          ------
CONSUMER-DURABLE - 0.4%
Black & Decker Corp.                                      2,900           $  115
Masco Corp.                                               6,400              186
Maytag Corp.                                              3,600               72
Newell Co.                                                6,200              193
Outboard Marine Corp.                                       400                7
Snap-on Tools Corp.                                       1,900               87
Whirlpool Corp.                                           3,100              152
                                                                          ------
                                                                             812
                                                                          ------
CONSUMER-NONDURABLE - 1.3%
American Greetings Corp. Class A                          2,600               67
Corning Inc.                                             10,700              399
Darden Restaurants Inc.*                                  3,500               28
Hasbro Inc.                                               4,400              162
Jostens, Inc.                                               800               15
Luby's Cafeterias, Inc.                                     500               12
Mattel Inc.                                              10,400              274
McDonald's Corp.                                         29,300            1,359
Premark International, Inc.                               2,100               38
Rubbermaid Inc.                                           6,600              175
Ryan's Family Steak Houses Inc.*                          1,200               10
Shoney's Inc.*                                              900                8
Wendy's International, Inc.                               6,600              134
                                                                          ------
                                                                           2,681
                                                                          ------
CONTAINERS - 0.2%
Ball Corp.                                                  600               14
Bemis Co., Inc.                                           2,900               87
Crown Cork & Seal Inc.                                    5,000              234
Stone Container Corp.                                     2,200               31
                                                                          ------
                                                                             366
                                                                          ------
ELECTRONICS - 2.9%
AMP Inc.                                                  9,300              356
Advanced Micro Devices Inc.*                              3,900               50
Applied Materials, Inc.*                                  6,800              165
EG&G, Inc.                                                1,000               19
General Instrument Corp.*                                 6,200              170
General Signal Corp.                                      2,500              100

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--------------------------------------------------------------------------------

Schwab S&P 500 Fund
Statement of Net Assets
August 31, 1996
(Unaudited)

--------------------------------------------------------------------------------

                                                        Number            Value
                                                       of Shares          (000s)
                                                       ---------          ------
Harris Corp.                                              1,300           $   80
Intel Corp.                                              35,200            2,809
LSI Logic Corp.*                                          6,600              144
Micron Technology Inc.                                    8,700              198
Motorola Inc.                                            24,100            1,286
National Semiconductor Corp.*                             4,200               77
Perkin-Elmer Corp.                                        1,300               67
Scientific-Atlanta, Inc.                                  1,700               23
Tektronix, Inc.                                             700               27
Texas Instruments Inc.                                    8,300              388
Thomas & Betts Corp.                                        900               33
                                                                          ------
                                                                           5,992
                                                                          ------
ENERGY-DEVELOPMENT - 1.0%
Baker Hughes Inc.                                         6,000              182
Burlington Resources Inc.                                 6,500              277
Dresser Industries Inc.                                   6,800              197
Halliburton Co.                                           4,400              232
Helmerich & Payne Inc.                                      500               20
Louisiana Land & Exploration Co.                          1,600               91
McDermott International Inc.                              1,200               25
Occidental Petroleum Corp.                               12,000              279
Rowan Cos. Inc.                                           1,900               29
Schlumberger Ltd.                                        10,200              861
                                                                          ------
                                                                           2,193
                                                                          ------
FOOD-AGRICULTURE - 6.5%
Archer-Daniels-Midland Co.                               23,835              423
CPC International Inc.                                    6,100              420
Campbell Soup Co.                                        10,000              651
Coca-Cola Co.                                           104,600            5,230
ConAgra, Inc.                                            10,200              430
General Mills Inc.                                        6,800              374
H.J. Heinz Co.                                           15,500              488
Hershey Foods Corp.                                       3,000              261
Kellogg Co.                                               9,000              608
Pepsico Inc.                                             65,400            1,880
Pioneer HI Bred International Inc.                        3,300              182
Quaker Oats Co.                                           5,500              181
Ralston Purina Co.                                        4,200              263
Sara Lee Corp.                                           20,900              658

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--------------------------------------------------------------------------------

Schwab S&P 500 Fund
Statement of Net Assets
August 31, 1996
(Unaudited)

--------------------------------------------------------------------------------

                                                        Number           Value
                                                      of Shares          (000s)
                                                      ---------          -------
Sysco Corp.                                              6,700           $   215
Unilever                                                 6,500               933
Whitman Corp.                                            3,300                74
Wm Wrigley Junior Co.                                    4,600               249
                                                                         -------
                                                                          13,520
                                                                         -------
GOLD - 0.5%
Barrick Gold Corp.                                      15,600               421
Battle Mountain Gold Co.                                 7,000                60
Homestake Mining Co.                                     4,500                74
Newmont Mining Corp.                                     3,600               190
Placer Dome, Inc.                                       10,200               245
Santa Fe Pacific Gold Corp.                              5,400                70
                                                                         -------
                                                                           1,060
                                                                         -------
HEALTHCARE - 10.2%
ALZA Corp.*                                              2,800                77
Abbott Laboratories                                     33,300             1,503
Allergan Inc.                                            2,400                93
American Home Products Corp.                            26,800             1,588
Amgen Inc.*                                             11,100               647
Bausch & Lomb Inc.                                       2,000                66
Baxter International Inc.                               11,800               527
Becton Dickinson & Co.                                   5,200               213
Beverly Enterprises, Inc.*                               2,200                23
Biomet Inc.*                                             5,300                82
Boston Scientific Corp.*                                 7,500               344
Bristol Myers Squibb Co.                                21,100             1,852
C.R. Bard Inc.                                           2,200                68
Columbia/HCA Healthcare Corp.                           19,300             1,088
Community Psychiatric Centers*                             900                 7
Eli Lilly & Co.                                         22,400             1,282
Humana Inc.*                                             8,200               154
Johnson & Johnson                                       55,300             2,724
Mallinckrodt Group Inc.                                  2,600               105
Manor Care, Inc.                                         2,400                83
Medtronic Inc.                                           9,600               499
Merck & Co. Inc.                                        50,700             3,327
Pfizer Inc.                                             26,900             1,910
Pharmacia & Upjohn Inc.                                 21,700               911
Schering Plough Corp.                                   15,200               849

SchwabFunds

--------------------------------------------------------------------------------

Schwab S&P 500 Fund
Statement of Net Assets
August 31, 1996
(Unaudited)

--------------------------------------------------------------------------------

                                                         Number          Value
                                                        of Shares        (000s)
                                                        ---------        -------
St. Jude Medical, Inc.*                                    2,500         $    90
Tenet Healthcare Corp.*                                    7,600             160
United Healthcare Corp.                                    8,300             321
United States Surgical Corp.                               2,200              80
Warner Lambert Co.                                        11,000             655
                                                                         -------
                                                                          21,328
                                                                         -------
HOUSEHOLD PRODUCTS - 2.4%
Alberto Culver Co. Class B Convertible                       600              25
Avon Products, Inc.                                        5,400             259
Clorox Co.                                                 2,900             272
Colgate-Palmolive Co.                                      6,100             496
Dial Corp. New*                                            3,000              35
Gillette Co.                                              18,900           1,205
International Flavors & Fragrances Inc.                    4,500             194
Procter & Gamble Co.                                      28,500           2,533
Tupperware Corp.*                                          2,100              92
                                                                         -------
                                                                           5,111
                                                                         -------
IMAGING & PHOTO - 0.6%
Eastman Kodak Co.                                         14,300           1,037
Polaroid Corp.                                             2,800             119
                                                                         -------
                                                                           1,156
                                                                         -------
INSURANCE - 3.5%
Aetna Inc.                                                 7,745             512
Alexander & Alexander Services                             1,000              16
Allstate Corp.                                            18,800             839
American General Corp.                                     9,700             354
American International Group, Inc.                        19,900           1,891
Aon Corp.                                                  4,400             222
Chubb Corp.                                                7,000             311
Cigna Corp.                                                3,100             360
General Re Corp.                                           3,400             493
ITT Hartford Group Inc.                                    4,500             237
Jefferson-Pilot Corp.                                      3,000             154
Lincoln National Corp. Inc.                                4,200             186
MGIC Investment Corp.                                      3,000             190
Marsh & McLennan Companies                                 3,600             335
Providian Corp.                                            4,400             182

SchwabFunds

--------------------------------------------------------------------------------

Schwab S&P 500 Fund
Statement of Net Assets
August 31, 1996
(Unaudited)

--------------------------------------------------------------------------------

                                                            Number        Value
                                                           of Shares      (000s)
                                                           ---------      ------
Safeco Corp.                                                  5,800       $  193
St. Paul Companies, Inc.                                      3,500          181
Torchmark Corp.                                               2,400          102
Transamerica Corp.                                            2,700          184
UNUM Corp.                                                    3,000          191
USF&G Corp.                                                   6,000           97
USLIFE Corp.                                                    700           20
                                                                          ------
                                                                           7,250
                                                                          ------
MEDIA - 2.0%
Comcast Corp. Class A                                        10,100          163
Dow Jones & Co. Inc.                                          4,700          184
Gannett Inc.                                                  6,400          429
King World Productions, Inc.*                                   800           28
Knight-Ridder, Inc.                                           3,800          128
McGraw-Hill, Inc.                                             4,100          168
Meredith Corp.                                                  600           26
New York Times Co. Class A                                    5,100          159
SBC Communications Inc.                                      24,700        1,152
Tele Communications Inc. (New) - TCI Group Series
  A*                                                         27,400          406
Time Warner Inc.                                             15,700          524
Times Mirror Co. (New) Series A                               4,400          191
Tribune Co. (New)                                             2,200          158
Viacom Inc. Class B*                                         14,500          457
                                                                          ------
                                                                           4,173
                                                                          ------
MISCELLANEOUS FINANCE - 3.0%
American Express Co.                                         20,300          888
Beneficial Corp.                                              2,100          118
Dean Witter Discover & Co.                                    7,600          380
Federal Home Loan Mortgage Corp.                              7,400          654
Federal National Mortgage Assoc                              46,100        1,429
Golden West Financial Corp.                                   2,900          161
Great Western Financial Corp.                                 6,600          163
Green Tree Financial Corp.                                    5,700          198
H.F. Ahmanson & Co.                                           5,900          149
Household International Inc.                                  3,800          301
Merrill Lynch & Co. Inc.                                      7,000          429
Morgan Stanley Group Inc.                                     6,500          310
Salomon Inc.                                                  4,600          207

SchwabFunds

--------------------------------------------------------------------------------

Schwab S&P 500 Fund
Statement of Net Assets
August 31, 1996
(Unaudited)

--------------------------------------------------------------------------------

                                                         Number           Value
                                                        of Shares         (000s)
                                                        ---------         ------
Travelers Group Inc.                                      20,450          $  887
                                                                          ------
                                                                           6,274
                                                                          ------
MOTOR VEHICLE - 2.4%
Chrysler Corp.                                            30,400             885
Cummins Engine Inc.                                        2,400              90
Dana Corp.                                                 3,300              99
Eaton Corp.                                                3,100             172
Echlin Inc.                                                2,300              70
Fleetwood Enterprises, Inc.                                1,000              28
Ford Motor Co.                                            49,300           1,652
General Motors Corp.                                      31,100           1,547
Genuine Parts Co.                                          5,600             240
PACCAR Inc.                                                1,800              82
TRW Inc.                                                   2,500             231
                                                                          ------
                                                                           5,096
                                                                          ------
NON-FERROUS - 0.9%
Alcan Aluminum Ltd.                                        8,500             267
Aluminum Company of America                                8,000             497
Asarco Inc.                                                  900              23
Cyprus Amax Minerals Co.                                   4,100              87
Echo Bay Mines Ltd                                         2,800              28
Engelhard Corp.                                            7,200             147
Freeport McMoran Copper & Gold Class B                     8,400             247
Inco Ltd.                                                  8,500             274
Phelps Dodge Corp.                                         2,800             169
Reynolds Metals Co.                                        2,700             144
                                                                          ------
                                                                           1,883
                                                                          ------
OIL-DOMESTIC - 1.2%
Amerada Hess Corp.                                         3,900             198
Ashland Inc.                                               2,400              89
Atlantic Richfield Co.                                     6,600             771
Kerr-McGee Corp.                                           1,900             109
Oryx Energy Co.*                                           5,500              96
Pennzoil Co.                                               2,000             107
Phillips Petroleum Co.                                    11,300             458
Santa Fe Energy Resources, Inc.*                           2,000              24
Sun Inc.                                                   3,600              85

SchwabFunds

--------------------------------------------------------------------------------

Schwab S&P 500 Fund
Statement of Net Assets
August 31, 1996
(Unaudited)

--------------------------------------------------------------------------------

                                                        Number           Value
                                                       of Shares         (000s)
                                                       ---------         -------
USX Corp. (Marathon Group) (New)                         11,200          $   234
Unocal Corp.                                             10,900              373
                                                                         -------
                                                                           2,544
                                                                         -------
OIL-INTERNATIONAL - 6.5%
Amoco Corp.                                              20,300            1,401
Chevron Corp.                                            27,100            1,596
Exxon Corp.                                              51,800            4,215
Mobil Corp.                                              16,800            1,894
Royal Dutch Petroleum Co.                                22,200            3,316
Texaco, Inc.                                             11,200              994
Western Atlas, Inc.*                                      2,000              122
                                                                         -------
                                                                          13,538
                                                                         -------
PAPER - 1.6%
Alco Standard Corp.                                       4,900              214
Boise Cascade Corp.                                       1,900               64
Champion International Corp.                              4,000              172
Georgia Pacific Corp.                                     3,500              260
International Paper Co.                                  13,100              524
James River Corp.                                         3,900              101
Kimberly Clark Corp.                                     12,100              948
Louisiana Pacific Corp.                                   3,600               78
Mead Corp.                                                2,000              115
Potlatch Corp.                                              600               23
Temple-Inland Inc.                                        1,900               94
Union Camp Corp.                                          3,000              146
Westvaco Corp.                                            4,000              115
Weyerhaeuser Co.                                          9,100              406
Willamette Industries, Inc.                               2,000              124
                                                                         -------
                                                                           3,384
                                                                         -------
PRODUCER GOODS - MANUFACTURING - 5.6%
Allied Signal Inc.                                       12,400              766
Avery Dennison Corp.                                      1,700               87
Briggs & Stratton Corp.                                     600               26
Case Corp.                                                2,400              109
Caterpillar Inc.                                          8,300              572
Cincinnati Milacron Inc.                                    700               14
Cooper Industries Inc.                                    5,800              235

SchwabFunds

--------------------------------------------------------------------------------

Schwab S&P 500 Fund
Statement of Net Assets
August 31, 1996
(Unaudited)

--------------------------------------------------------------------------------

                                                       Number            Value
                                                      of Shares          (000s)
                                                      ---------          -------
Deere & Co.                                             11,400           $   453
Dover Corp.                                              4,600               202
Emerson Electric Co.                                     9,500               796
FMC Corp. (New)*                                         1,100                70
Foster Wheeler Corp.                                     2,200                95
General Electric Co.                                    68,600             5,702
Giddings & Lewis Inc.                                      700                 9
Harnischfeger Industries Corp.                           2,500                94
ITT Industries Inc.                                      3,700                85
Illinois Tool Works Inc.                                 4,600               318
Ingersoll Rand Co.                                       4,900               209
Johnson Controls, Inc.                                   1,800               127
Millipore Corp.                                          2,700               103
Navistar International Corp.*                            1,600                16
Pall Corp.                                               3,600                85
Parker Hannifin Corp.                                    4,000               156
Raychem Corp.                                            2,400               165
TRINOVA Corp.                                              600                19
Tenneco, Inc.                                            7,000               348
Timken Co.                                                 700                27
Tyco Interest Ltd                                        5,900               249
Varity Corp.*                                            2,300               116
W.W. Grainger, Inc.                                      1,900               128
Westinghouse Electric Corp.                             16,100               264
                                                                         -------
                                                                          11,645
                                                                         -------
RAILROAD - 1.1%
Burlington Northern Santa Fe                             6,300               504
CSX Corp.                                                8,900               451
Conrail Inc.                                             3,200               218
Norfolk Southern Corp.                                   5,600               467
Union Pacific Corp.                                      8,200               598
                                                                         -------
                                                                           2,238
                                                                         -------
REAL PROPERTY - 0.2%
HFS, Inc.*                                               5,600               335
                                                                         -------
RETAIL - 5.3%
Albertson's, Inc.                                       10,900               462
American Stores Co. (New)                                6,000               247
CUC International Inc.*                                 10,200               351

SchwabFunds

--------------------------------------------------------------------------------

Schwab S&P 500 Fund
Statement of Net Assets
August 31, 1996
(Unaudited)

--------------------------------------------------------------------------------

                                                        Number           Value
                                                       of Shares         (000s)
                                                       ---------         -------
Charming Shoppes Inc.*                                    2,300          $    15
Circuit City Stores Inc.                                  3,200              101
Dayton Hudson Corp.                                       8,700              300
Dillard Department Stores Inc. Class A                    5,100              173
Federated Department Stores Inc.*                         9,000              312
Fruit of the Loom Inc. Class A*                           4,200              117
Gap Inc.                                                 12,100              424
Giant Food Inc. Class A                                   3,200              108
Great Atlantic & Pacific Tea Co., Inc.                      800               21
Harcourt General Inc.                                     2,500              120
Home Depot Inc.                                          19,500            1,036
J.C. Penney Inc.                                          9,400              497
K Mart Corp.*                                            20,100              201
Kroger Co.*                                               4,900              208
Limited Inc.                                             11,800              218
Longs Drug Stores Corp.                                     400               16
Lowes Cos Inc.                                            7,400              267
May Department Stores Co.                                10,600              482
Melville Corp.                                            4,900              207
Mercantile Stores Co., Inc.                               1,700               90
Nordstrom Inc.                                            4,000              156
Payless Shoesource Inc.*                                  1,040               37
Pep Boys - Manny, Moe & Jack                              2,800               94
Price Costco Inc.*                                        8,600              171
Rite Aid Corp.                                            2,900               92
Sears Roebuck & Co.                                      16,200              713
TJX Companies, Inc.                                       2,600               83
Tandy Corp.                                               1,900               84
Toys "R" Us, Inc.*                                       12,500              369
Wal-Mart Stores, Inc.                                    94,400            2,502
Walgreen Co.                                             11,000              363
Winn Dixie Stores Inc.                                    6,300              217
Woolworth Corp.*                                          6,800              145
                                                                         -------
                                                                          10,999
                                                                         -------
STEEL - 0.3%
Allegheny Teldyne Inc.*                                   7,235              147
Armco Inc.*                                               2,400               11
Bethlehem Steel Corp.*                                    2,500               26
Inland Steel Industries, Inc.                             1,100               19
Nucor Corp.                                               3,000              140
USX Corp. (U.S. Steel Group)                              2,800               77

SchwabFunds

--------------------------------------------------------------------------------

Schwab S&P 500 Fund
Statement of Net Assets
August 31, 1996
(Unaudited)

--------------------------------------------------------------------------------

                                                        Number           Value
                                                       of Shares         (000s)
                                                       ---------         -------
Worthington Industries Inc.                               5,300          $   108
                                                                         -------
                                                                             528
                                                                         -------
TELEPHONE - 7.1%
AT&T Corp.                                               66,200            3,476
Airtouch Communications Inc.*                            19,800              545
Alltel Corp.                                              9,000              254
Ameritech Corp. (New)                                    23,400            1,208
Andrew Corp.*                                             2,200               98
Bell Atlantic Corp.                                      18,300            1,029
BellSouth Corp.                                          42,300            1,533
DSC Communications Corp.*                                 5,400              160
GTE Corp.                                                41,400            1,630
MCI Communications Corp.                                 30,200              761
Northern Telecom Ltd                                     10,200              509
Nynex Corp.                                              17,500              755
Pacific Telesis Group                                    17,300              560
Sprint Corp.                                             18,300              743
Tellabs Inc.*                                             3,900              247
U S WEST, Inc. (Communications Group)                    19,900              587
U S West Inc. (Media Group)*                             20,700              375
Worldcom, Inc.*                                          17,200              360
                                                                         -------
                                                                          14,830
                                                                         -------
TOBACCO - 1.9%
American Brands, Inc.                                     7,600              309
Loews Corp.                                               4,700              351
Philip Morris Companies, Inc.                            34,500            3,096
UST Inc.                                                  7,500              225
                                                                         -------
                                                                           3,981
                                                                         -------
TRANSPORTATION-MISCELLANEOUS - 0.1%
Caliber Systems Inc.                                        800               14
Consolidated Freightways Inc.                               900               21
Federal Express Corp.*                                    2,200              165
NACCO Industries, Inc. Class A                              200               10
Ryder Sys Inc.                                            2,700               77

SchwabFunds

--------------------------------------------------------------------------------

Schwab S&P 500 Fund
Statement of Net Assets
August 31, 1996
(Unaudited)

--------------------------------------------------------------------------------

                                                        Number            Value
                                                       of Shares          (000s)
                                                       ---------          ------
Yellow Corp.*                                               600           $    8
                                                                          ------
                                                                             295
                                                                          ------
TRAVEL & RECREATION - 1.3%
Bally Entertainment Corp.*                                3,200               87
Brunswick Corp.                                           4,700               99
Harrahs Entertainment Inc.*                               3,300               63
Hilton Hotels Corp.                                       2,400              257
ITT Corp. (New)*                                          4,700              250
Marriot International Inc.                                5,100              280
Walt Disney Co.                                          28,000            1,596
                                                                          ------
                                                                           2,632
                                                                          ------
UTILITIES - 4.1%
American Electric Power Co., Inc.                         7,700              320
Baltimore Gas & Electric Co.                              8,100              211
Carolina Power & Light Co.                                5,900              206
Central & South West Corp.                                8,700              229
Cinergy Corp.                                             6,200              186
Coastal Corp.                                             4,900              194
Columbia Gas System, Inc.                                 2,600              146
Consolidated Edison Co.                                   8,900              233
Consolidated Natural Gas Co.                              3,600              196
DTE Energy Co.                                            7,700              219
Dominion Resources Inc.                                   6,900              258
Duke Power Co.                                            9,200              430
ENSERCH Corp.                                             1,500               30
Eastern Enterprises                                         400               15
Edison International                                     17,300              301
Enron Corp.                                              10,900              437
Entergy Corp.                                             9,600              244
FPL Group, Inc.                                           7,400              327
GPU Inc.                                                  6,000              189
Houston Industries Inc.                                  10,000              218
NICOR Inc.                                                2,900               91
Niagara Mohawk Power Corp.*                               3,200               26
NorAm Energy Co.                                          4,800               70
Northern States Power Co.                                 3,000              137
Ohio Edison Co.                                           7,000              147
Oneok Inc.                                                  600               16
P P & L Resources Inc.                                    7,000              158

SchwabFunds

--------------------------------------------------------------------------------

Schwab S&P 500 Fund
Statement of Net Assets
August 31, 1996
(Unaudited)

--------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------      --------
Pacific Enterprises                                         3,900       $    117
Pacific Gas & Electric Co.                                 20,500            464
Pacificorp                                                 12,000            242
Panenergy Corp.                                             6,200            205
Peco Energy Co.                                             8,200            193
Peoples Energy Corp.                                          700             24
Public Service Enterprise Group                            10,100            274
Sonat Inc.                                                  4,700            207
Southern Co.                                               29,300            663
Texas Utilities Co.                                         9,500            390
Unicom Corp.                                                8,400            193
Union Electric Co.                                          3,900            146
Williams Cos. Inc.                                          4,500            201
                                                                        --------
                                                                           8,553
                                                                        --------
TOTAL COMMON STOCK
(Cost $207,534)                                                          206,060
                                                                        --------
PREFERRED STOCK - 0.0%
Aetna Inc. 6.25% Class C Voting Preferred                     381             26
                                                                        --------
TOTAL PREFERRED STOCK
(Cost $25)                                                                    26
                                                                        --------

SchwabFunds

--------------------------------------------------------------------------------

Schwab S&P 500 Fund
Statement of Net Assets
August 31, 1996
(Unaudited)

--------------------------------------------------------------------------------

                                                           Shares          Value
                                                           (000s)          (000s)
                                                           -------      -----------
SHORT-TERM INVESTMENT - 1.9%(a)
Temporary Investment Fund, Inc.
  TempCash Portfolio
  5.06% , 09/06/96                                           3,918      $     3,918
TOTAL SHORT-TERM INVESTMENT
(Cost $3,918)
TOTAL INVESTMENTS -- 100.3%
(Cost $211,478)                                                             210,004
                                                                        -----------
OTHER ASSETS AND LIABILITIES -- (0.3%)
  Other Assets                                                                  587
  Liabilities                                                                (1,304)
                                                                        -----------
                                                                               (717)
                                                                        -----------
NET ASSETS -- 100.0%
  Applicable to 19,416,613 outstanding Investor
  Shares and 1,430,808 outstanding
  e.shares, $0.00001 par value (unlimited shares
  authorized)                                                           $   209,287
                                                                        ===========
NET ASSET VALUE PER INVESTOR SHARE                                      $     10.04
                                                                        ===========
NET ASSET VALUE PER e.SHARE                                             $     10.05
                                                                        ===========

---------

*Non-Income Producing Security

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)
For the period May 1, 1996 (commencement of operations) to August 31, 1996 (Unaudited)

Investment income:
  Dividends                                                             $ 1,411
  Interest                                                                   59
                                                                        -------
      Total investment income                                             1,470
                                                                        -------
Expenses:
  Investment advisory and administration fee                                204
  Transfer agency and shareholder
  service fees:
          Investor shares                                                   138
          e.Shares                                                            2
  Custodian fees                                                             38
  Registration fees                                                          88
  Professional fees                                                          15
  Shareholder reports                                                        15
  Trustees' fees                                                              3
  Amortization of deferred organization costs                                 2
  Insurance and other expenses                                               10
                                                                        -------
                                                                            515
Less expenses reduced and absorbed                                         (240)
                                                                        -------
      Total expenses incurred by Fund                                       275
                                                                        -------
Net investment income                                                     1,195
                                                                        -------
Net realized loss on investments sold                                        (6)
                                                                        -------
Net unrealized loss on investments                                       (1,474)
                                                                        -------
  Net loss on investments                                                (1,480)
                                                                        -------
Decrease in net assets resulting from operations                        ($  285)
                                                                        =======

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (in thousands)
For the period May 1, 1996 (commencement of operations) to August 31, 1996 (Unaudited)

Operations:
  Net investment income                                               $   1,195
  Net realized loss on investments sold                                      (6)
  Net unrealized loss on investments                                     (1,474)
                                                                      ---------
  Decrease in net assets resulting from operations                         (285)
                                                                      ---------
Dividends to shareholders from net investment income:
  Investor shares                                                             0
  e.Shares                                                                    0
                                                                      ---------
     Total dividends to shareholders                                          0

Capital share transactions:
     Proceeds from shares sold                                          231,112
     Net asset value of shares issued in reinvestment
        of dividends                                                          0
     Less payments for shares redeemed                                  (21,540)
                                                                      ---------
        Increase in net assets from capital
           share transactions                                           209,572
                                                                      ---------
Total increase in net assets                                            209,287

Net assets:
  Beginning of period                                                         0
                                                                      ---------
  End of period (including undistributed net investment
    income of $1,195)                                                 $ 209,287
                                                                      =========
Number of Fund shares:
   Sold                                                                  22,999
   Reinvested                                                                 0
   Redeemed                                                              (2,152)
                                                                      ---------
   Net increase in shares outstanding                                    20,847

Shares Outstanding:
   Beginning of period                                                        0
                                                                      ---------
   End of period                                                         20,847
                                                                      =========

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
For the period May 1, 1996 (commencement of operations) to August 31, 1996 (Unaudited)

1.  DESCRIPTION OF THE FUND

The S&P 500 Fund (the "Fund"), a multi-class fund, is a series of Schwab Capital Trust (the "Trust"), a no-load, open-end management investment company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended.

The Fund offers two classes of shares - Investor Shares and e.Shares(TM). The Investor Shares are available to all investors. The e.Shares are available only to clients of Schwab Institutional and The Charles Schwab Trust Company and to certain tax-advantaged retirement plans who can execute their trading and information requests through SchwabLink(TM). Both classes represent interests in the same portfolio of investments of the Fund and are subtantially the same in all respects except that the classes are subject to different transfer agency and shareholder service fees (see Note 3), investment minimums and certain other expenses.

In addition to the Fund, the Trust also offers the International Index Fund(TM), Schwab Small-Cap Index Fund(R), Schwab Analytics Fund, Schwab Asset Director(R)
- High Growth Fund, Schwab Asset Director(R) - Balanced Growth Fund, Schwab Asset Director(R) - Conservative Growth Fund and Schwab OneSource(R) Portfolios
- International. The assets of each series are segregated and accounted for separately.

The investment objective of the Fund is to track the price and dividend performance (total return) of common stocks of United States companies, as represented by the S&P 500.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation - Investments in securities traded on an exchange are valued at the last sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Fund's Investment Manager pursuant to Board of Trustees guidelines. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions - Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed).

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
For the period May 1, 1996 (commencement of operations) to August 31, 1996 (Unaudited)

Deferred organization costs - Costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

Expenses - Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are allocated to each series in proportion to their relative net assets. Expenses attributable to both classes of shares of a Fund are allocated daily to each class of that Fund based on their relative net assets. Transfer agency, shareholder service fees and certain other expenses which are class specific, are calculated daily at the class level.

Investment income and realized gains (losses) - Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis. Income and realized gains (losses) are allocated daily to each class of shares based on their relative net assets.

Federal income taxes - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At August 31, 1996, (for financial reporting and federal income tax purposes), net unrealized loss for the Fund aggregated $1,474,000 of which $6,118,000 related to appreciated securities and $7,592,000 related to depreciated securities.

3.  TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement - The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.36% of the first $1 billion of average daily net assets, 0.33% of such net assets over $1 billion, and 0.31% of such assets in excess of $2 billion. Under this agreement, the Fund incurred investment advisory and administration fees of $204,000, for the period ended August 31, 1996, before the Investment Manager reduced its fee (see Note 5).

Transfer agency and shareholder service agreements - The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee from each class of shares, payable monthly, of 0.05% of its average daily net assets for transfer agency services. For shareholder services provided, Schwab receives from the Investor Shares and e.Shares(TM) an annual fee of 0.20% and 0.05%, respectively, of the average daily net assets of that class of shares. For the period ended August 31, 1996, the Fund incurred transfer agency and shareholder service fees of $138,000 and $2,000 for the Investor Shares and e.Shares(TM), respectively, before Schwab reduced its fees (see Note 5).

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
For the period May 1, 1996 (commencement of operations) to August 31, 1996 (Unaudited)

Officers and trustees - Certain officers and trustees of the Trust were also officers and/or directors of the Investment Manager and/or Schwab. During the period ended August 31, 1996, the Trust made no direct payments to its officers or trustees who were "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $3,000 related to the Trust's unaffiliated trustees.

4.  BORROWING AGREEMENT

The Trust has an arrangement with PNC Bank, N.A., the Fund's custodian, whereby the Fund may borrow up to $10,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. During the period ended August 31, 1996, no borrowings were made under this arrangement.

5.  EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER AND SCHWAB

During the period ended August 31, 1996, the Investment Manager and Schwab reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. The total of such fees and expenses reduced and absorbed by the Investment Manager and Schwab were $153,000 and $87,000, respectively.

6.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated $207,778,000 and $38,000, respectively, during the period ended August 31, 1996.

7.  COMPOSITION OF NET ASSETS

At August 31, 1996, net assets consisted of:                          (in 000's)
                                                                      ----------
Capital paid in                                                       $ 209,572
Accumulated undistributed net investment income                           1,195
Accumulated net realized loss on investments sold                            (6)
Net unrealized loss on investments                                       (1,474)
                                                                      ---------
    Total                                                             $ 209,287
                                                                      =========

At August 31, 1996, the Fund's Statement of Net Assets included liabilities of $8,000 for investment advisory and administration fee payable, $4,000 for transfer agency and shareholder service fees payable and $1,217,000 for portfolio securities purchased.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
For the period May 1, 1996 (commencement of operations) to August 31, 1996 (Unaudited)

8.  CAPITAL SHARE TRANSACTIONS

The Fund offers two classes of shares: Investor Shares and e.Shares(TM). Shares of each class represent interests in the same portfolio of investments of the Fund. Transactions in capital shares for the period ended August 31, 1996 were as follows (in thousands):

                                               Investor
                                                Shares          e.Shares          Total
                                               ---------        --------        ---------
Capital Share Transactions (in dollars):
    Proceeds from shares sold                  $ 210,681        $ 20,431        $ 231,112
    Net asset value of shares issued in
       reinvestment of dividends                     -0-             -0-              -0-
    Less payments for shares redeemed            (15,710)         (5,830)         (21,540)
                                               ---------        --------        ---------
    Total increase in net assets from
      capital share transactions               $ 194,971        $ 14,601        $ 209,572
                                               =========        ========        =========
Number of Fund Shares:
    Sold                                          20,988           2,011           22,999
    Reinvested                                       -0-             -0-              -0-
    Redeemed                                      (1,571)           (581)          (2,152)
                                               ---------        --------        ---------
    Net increase in shares outstanding            19,417           1,430           20,847
                                               =========        ========        =========

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
For the period May 1, 1996 (commencement of operations) to August 31, 1996 (Unaudited)

9.  FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period:

                                                Period ended August 31, 1996+

                                               e.Shares(TM)      Investor Shares
                                               ------------      ---------------
Net asset value at
  beginning of period                           $    10.00         $     10.00
Income from investment
----------------------
  operations
  ----------
   Net investment income                              0.03                0.06
   Net realized and unrealized
     gain (loss) on investments                       0.02               (0.02)
                                                ----------         -----------
   Total from investment
     operations                                       0.05                0.04
Less distributions
------------------
   Dividends from
     net investment income                              --                  --
   Distributions from
     realized gain on investments                       --                  --
                                                ----------         -----------
   Total distributions                                   0                   0
                                                ----------         -----------
Net asset value at end of period                $    10.05         $     10.04
                                                ==========         ===========
Total return (%)                                      0.50                0.40
----------------
Ratios/Supplemental data
------------------------
   Net assets, end of period (000s)             $   14,373         $   194,914
   Ratio of expenses to
      average net assets (%)++                        0.28*               0.49*
   Ratio of net investment income
      to average net assets (%)++                     2.12*               2.09*
   Portfolio turnover rate (%)                           0                   0
   Average commission rate                      $     0.02         $      0.02

----------

Ratio of expenses to average
  net assets prior to reduced
  fees and absorbed expenses (%)++                    2.03*               0.89*
Ratio of net investment income
  to average net assets prior to
  reduced fees and absorbed expenses (%)++            0.37*               1.69*

+  For the period May 1, 1996 (commencement of operations) to August 31, 1996.

++ The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets.

*  Annualized

SchwabFunds(R)                                                                 1
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
STATEMENT OF NET ASSETS
October 31, 1995
--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
COMMON STOCK--97.3%
AUSTRALIA--2.4%
Australia & New Zealand
  Banking Group                 53,322     $    223
BTR Nylex, Ltd.                116,332          316
Broken Hill Proprietary Co.,
 Ltd.                           83,813        1,135
CRA                             27,600          426
Coles Myer, Ltd.                51,855          179
Commonwealth Bank Group         41,124          313
National Australia Bank         63,258          542
News Corp., Ltd.                91,896          463
Western Mining Corp.            53,600          344
Westpac Banking Corp.           79,986          328
                                           --------
                                              4,269
                                           --------
BELGIUM--0.6%
Electrabel                       2,000          449
Electrabel, AFV1                   500          114
Petrofina SA                     1,100          341
Societe Generale de Belgique     3,040          230
                                           --------
                                              1,134
                                           --------
CANADA--3.0%
Alcan Aluminum                  10,050          322
BCE Inc.                        14,279          481
Bank of Montreal                11,886          268
Bank of Nova Scotia              8,524          184
Barrick Gold Corp.              16,500          385
Canadian Imperial Bank of
 Commerce                        9,595          260
Canadian Pacific Ltd.           16,700          266
Imperial Oil Ltd.                8,919          327
Newbridge Networks Corp.*        3,300          101
Northern Telecom Ltd.           12,000          433
Nova Corp.                      19,200          149
PanCanadian Petroleum Ltd.       5,000          168
Placer Dome Inc.                21,200          467
Royal Bank of Canada            15,200          342
Seagram Co. Ltd.                17,400          633
Thomson Corp.                   27,100          367
Toronto-Dominion Bank           14,000          248
                                           --------
                                              5,401
                                           --------
DENMARK--0.4%
D/S 1912 Series B                   10          196
D/S Svendborg Series B               5          140
Tele Danmark AS Series B         5,910          308
                                           --------
                                                644
                                           --------
FRANCE--7.2%
AXA Groupe SA                   13,366          742
Alcatel Alsthom Cie Generale
 d'Electricite SA                6,954          594
Alcatel Cable                    1,723          100
Assurances Generales de
 France                         15,800          456
Banque Nationale de Paris       10,161          418
Canal Plus                         819          142
Carrefour                        1,200          705
Cie Financiere de Paribas
 (Bearer)                        5,425          298
Cie Generale des Eaux            5,221          485
Compagnie de Saint-Gobain SA     3,931          469
Danone Groupe                    3,350          535
Elf Aquitaine                   12,835          874
L'Air Liquide                    3,073          515
L'Oreal SA                       2,900          709
LVMH Moet Hennessy Louis
 Vuitton                         7,100        1,413
Lafarge Coppee SA                8,596          570
Lyonnaise des Eaux-Dumez         2,780          271
Michelin Class B (Reg.)          5,300          214
PSA Peugeot Citroen              2,200          287
Renault (Regie Nationale)       10,500          329
Rhone-Poulenc SA A Shares       15,400          336
Sanofi                           4,510          288
Schneider SA                     8,900          343
Societe Generale                 3,978          456
Suez Group                       7,455          281
TOTAL Class B                   10,604          655
Union des Assurances de Paris   14,389          374
                                           --------
                                             12,859
                                           --------
GERMANY--8.1%
BASF Group                       2,653          582
Bankgesellschaft Berlin          1,206          356
Bayer AG                         3,167          842
Bayerische Hypotheken &
 Wechsel Bank AG                11,380          275
Bayerische Motoren Werke AG        910          488
Bayerische Vereinsbank AG       11,590          328
Commerzbank AG                   1,535          355
Daimler-Benz AG                  2,721        1,312
Deutsche Bank AG                21,400          968
Dresdner Bank AG                20,130          538
Hoechst AG                       2,762          725
Linde AG                           400          246
Lufthansa AG (Bearer)            1,600          223
Mannesmann AG                    1,734          571
Muenchener Rueckversicherung        11           19
Muenchener Rueckversicherung
 (Reg.)                            744        1,544
Preussag AG                        721          205
RWE AG                           1,581          563
SAP AG                           2,840          450
Schering AG                      3,500          244
Siemens AG                       2,610        1,368
Thyssen AG                       1,411          254
VIAG AG                            970          394
Veba AG                         22,470          923
Vereinigte Elektrizitatswerke
Westfalen Series B                 903          300
Volkswagen AG                    1,246          393
                                           --------
                                             14,466
                                           --------
HONG KONG--3.7%
CITIC Pacific                   98,000          306
Cathay Pacific Airways         141,000          208
Cheung Kong Holdings            50,000          282
China Light & Power             94,900          506
Hang Seng Bank Ltd.             88,900          745
Henderson Land
 Development Co.                76,000          455
Hongkong Electric Holdings
 Ltd.                           99,000          337
Hongkong Telecom
 International                 520,000          908
Hutchison Whampoa Ltd.         165,000          909
New World Development Co.       69,709          271
Sun Hung Kai Properties        107,500          859
Swire Pacific Ltd. Class A      75,500          566
Wharf Holdings                 101,000          341
                                           --------
                                              6,693
                                           --------

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
ITALY--2.3%
Alleanza Assicurazioni          22,500     $    192
Alleanza Assicurazioni
 (Non-Convertible)               3,750           26
Assicurazioni Generali          37,200          867
Banco di Roma SpA              141,900          127
Fiat Finance SpA               113,000          368
Fiat Finance SpA
 (Non-Convertible)              42,000           79
First Bank San Paolo di
 Torino                         27,700          153
IMI                             24,800          136
INA                            201,000          264
Montedison SpA                 213,000          147
RAS Assicurazioni                6,310           63
RAS Assicurazioni
 (Non-Convertible)               2,790           15
STET                           177,000          501
STET (Non-Convertible)          66,000          144
Telecom Italia                 260,000          395
Telecom Italia
 (Non-Convertible)              65,000           77
Telecom Italia Mob*            260,000          436
Telecom Italia Mob di Risp*     65,000           72
                                           --------
                                              4,062
                                           --------
JAPAN--30.4%
Ajinomoto Co., Inc.             14,000          138
All Nippon Airways Co., Ltd.    31,000          300
Asahi Bank                      48,000          479
Asahi Breweries                  8,000           87
Asahi Chemical Industry Co.     28,000          197
Asahi Glass Co., Ltd.           24,000          235
Ashikaga Bank                   15,000           89
Bank of Fukuoka                 11,000           81
Bank of Tokyo                   58,000          845
Bank of Yokohama                24,000          170
Bridgestone Corp.               15,000          208
Canon Inc.                      18,000          308
Chiba Bank                      16,000          133
Chubu Electric Power Co.        16,100          375
Chugoku Electric Power
 Co., Inc.                       7,854          183
Cosmo Oil Co.                   11,000           54
DDI Corp.                          100          810
Dai Nippon Printing Co.         15,000          239
Dai-Ichi Kangyo Bank, Ltd.      97,000        1,640
Daiei Inc.                      14,000          146
Daiichi Pharmaceutical Co.       5,000           70
Daiwa Bank                      33,000          197
Daiwa House Industry Co.        11,000          165
Daiwa Securities Co.            29,000          340
East Japan Railway Co.             100          472
Ebara Corp.                      5,000           69
Eisai Co.                        5,000           85
Fanuc                            5,000          217
Fuji Bank, Ltd.                 93,000        1,727
Fuji Photo Film Co.             11,000          272
Fujitsu Ltd.                    38,000          453
Furukawa Electric Co., Ltd.     13,000           58
Gunma Bank                      10,000          102
Hachijuni Bank                  13,000          145
Hankyu Corp.                    17,000           88
Hanwa Co.                        5,000           15
Hiroshima Bank                  13,000           64
Hitachi Ltd.                    96,000          985
Hitachi Zosen                   19,000           93
Hokkaido Electric Power Co.      4,080           95
Hokkaido Takushoku Bank         12,000           30
Hokuriku Bank                   13,000           76
Hokuriku Electric Power Co.      4,080           94
Honda Motor Co., Ltd.           20,000          348
Industrial Bank of Japan,
 Ltd.                           76,000        2,073
Ishikawajima-Harima Heavy
 Industries                     25,000          101
Isuzu Motors Ltd.               20,000           81
Ito-Yokado Co., Ltd.             9,000          492
Itochu Corp.                    28,000          166
Japan Airlines Co., Ltd.        35,000          210
Japan Energy Co.                21,000           60
Japan Telecom Co.                   10          222
Japan Tobacco Inc.                 100          854
Joyo Bank                       18,000          129
Jusco Co.                        6,000          141
Kajima Corp.                    20,000          185
Kandenko Co., Ltd.               5,000           62
Kansai Electric Power Co.       20,200          474
Kao Corp.                       12,000          145
Kawasaki Heavy Industries       25,000          105
Kawasaki Steel Co.              72,000          239
Keio Teito Railway Co.           8,000           45
Kinden Co.                       3,000           52
Kinki Nippon Railway Co.        35,000          270
Kirin Brewery Co., Ltd.         22,000          222
Kobe Steel                      59,000          155
Kokusai Denki                    1,500          121
Komatsu Ltd.                    22,000          172
Kubota Corp.                    27,000          167
Kyocera Corp.                    4,000          328
Kyowa Hakko Kogyo                6,000           56
Kyushu Electric Power Co.        9,797          232
Kyushu Matsushita Electric
 Co.                             3,000           48
Long-Term Credit Bank of
 Japan                          52,000          406
Marubeni Corp.                  34,000          166
Marui Co.                        7,000          121
Matsushita Communication
 Industrial                      4,000           90
Matsushita Electric
 Industrial Co., Ltd.           61,000          865
Matsushita Electric Works       15,000          148
Matsushita-Kotokuki
 Electronics                     3,000           61
Mazda Motor Corp.               21,000           66
Mitsubishi Bank                 82,000        1,603
Mitsubishi Chemical Corp.       34,000          154
Mitsubishi Corp.                33,000          365
Mitsubishi Electric Corp.       43,000          321
Mitsubishi Estate Co.           28,000          298
Mitsubishi Heavy Industries     71,000          548
Mitsubishi Materials Co.        21,000           95
Mitsubishi Motors               17,000          142
Mitsubishi Oil Co.               8,000           64
Mitsubishi Trust & Banking
 Corp.                          27,000          377
Mitsui & Co.                    34,000          271
Mitsui Fudosan Co.              16,000          183
Mitsui Marine & Fire
 Insurance                      14,000           84
Mitsui O.S.K. Lines             14,000           37
Mitsui Trust & Banking Co.      25,000          200
Mitsukoshi Ltd.                  9,000           71
Murata Manufacturing Co.         5,000          175
NEC Corp.                       34,000          449
NGK Insulators                   5,000           46

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 3
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
STATEMENT OF NET ASSETS
October 31, 1995
--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
NKK Corp.                       67,000     $    162
Nagoya Railroad Co.             10,000           47
New Oji Paper Co.               16,000          147
Nichii Co.                       4,000           47
Nikko Securities Co.            29,000          270
Nikon Corp.                     11,000          157
Nintendo Co., Ltd.               3,000          221
Nippon Credit Bank              34,000          133
Nippon Express Co.              21,000          170
Nippon Fire & Marine
 Insurance Co.                   7,000           38
Nippon Oil Co.                  26,000          138
Nippon Paper Industries Co.     39,000          268
Nippon Steel Corp.             145,000          481
Nippon Telegraph &
 Telephone Corp.                   596        4,888
Nippon Yusen Kabushiki Kaisha   27,000          144
Nippondenso                     17,000          311
Nissan Motor Co., Ltd.          54,000          364
Nisshin Steel Co.               20,000           74
Nomura Securities Co., Ltd.     51,000          932
Obayashi Corp.                  17,000          126
Odakyu Electric Railway Co.     14,000           94
Oki Electric Industry Co.,
 Ltd.                           12,000          111
Omron Corp.                      8,000          187
Ono Pharmaceutical Co.           3,000          119
Osaka Gas Co.                   53,000          178
Pioneer Electronic Corp.         4,000           61
Ricoh Co., Ltd.                 13,000          140
Rohm Co.                         4,000          243
SEGA Enterprises, Ltd.           2,000          106
Sakura Bank                     86,000          832
Sankyo Co.                       7,000          154
Sanwa Bank                      92,000        1,565
Sanyo Electric Co., Ltd.        40,000          207
Secom Co.                        3,000          195
Seibu Railway Co.               11,000          484
Sekisui Chemical Co.            11,000          143
Sekisui House                   14,000          161
Seven-Eleven Japan Co.           7,000          467
Sharp Corp.                     22,000          305
Shikoku Electric Power Co.       6,222          145
Shimizu Corp.                   17,000          158
Shin-Etsu Chemical Co.           6,000          123
Shiseido Co., Ltd.               8,000           81
Shizuoka Bank                   16,000          189
Showa Shell Sekiyu               8,000           64
Sony Corp.                       8,000          360
Sony Music Entertainment
 (Japan)                         2,100           90
Sumitomo Bank                   90,000        1,592
Sumitomo Chemical Co.           35,000          163
Sumitomo Corp.                  21,000          191
Sumitomo Electric Industries    15,000          173
Sumitomo Marine & Fire
 Insurance Co.                  13,000           93
Sumitomo Metal Industries       60,000          162
Sumitomo Metal Mining Co.       11,000           87
Sumitomo Trust & Banking Co.    25,000          288
Suzuki Motor Corp.              10,000          101
TDK                              3,000          155
Taisei Corp.                    19,000          113
Taisho Pharmaceutical Co.        8,000          145
Takeda Chemical Industries      17,000          239
Teijin Ltd.                     19,000           87
Tobu Railway Co.                16,000           91
Tohoku Electric Power Co.       10,100          237
Tokai Bank                      42,000          439
Tokio Marine & Fire
 Insurance Co.                  33,000          339
Tokyo Electric Power Co.,
 Inc.                           39,087        1,024
Tokyo Electron                   3,000          130
Tokyo Gas & Electric
 Industrial                     57,000          201
Tokyu Corp.                     23,000          146
Tonen                           13,000          184
Toppan Printing Co.             15,000          198
Toray Industries                29,000          181
Toshiba Corp.                   68,000          493
Tostem Corp.                     5,000          153
Toto                             8,000          108
Toyo Seikan                      4,000          115
Toyo Trust & Banking Co.        17,000          115
Toyoda Automatic Loom            6,000           94
Toyota Motor Corp.             118,000        2,192
Yamaichi Securities Co.         25,000          131
Yamanouchi Pharmaceutical Co.    6,000          134
Yamazaki Baking Co.              5,000           88
Yasuda Fire & Marine
 Insurance Co.                  20,000          121
Yasuda Trust & Banking Co.      23,000          103
                                           --------
                                             54,676
                                           --------
NETHERLANDS--5.1%
ABN-AMRO Holding NV             12,240          514
Aegon NV                        11,115          422
Akzo Nobel NV                    3,300          376
Elsevier NV                     31,600          409
Heineken NV                      2,250          399
Internationale Nederlanden
 Groep                          13,042          778
Koninklijke PTT Nederland       22,140          779
Philips Electronics NV          15,400          595
PolyGram NV                      8,700          543
Royal Dutch/Shell Group
 (Bearer)                       25,200        3,129
Unilever NV                      7,500          983
Wolters Kluwer CVA               3,139          286
                                           --------
                                              9,213
                                           --------
SINGAPORE--2.2%
Development Bank Singapore      45,000          516
Hong Kong Land Holdings        233,331          420
Jardine Matheson Holdings
 Ltd.                           35,811          218
OCBC Bank                       41,833          491
Singapore Airlines Ltd.         62,000          575
Singapore Telecom              709,000        1,445
United Overseas Bank            39,600          348
                                           --------
                                              4,013
                                           --------
SPAIN--1.6%
Argentaria                       5,700          201
Banco Central SA (Reg.)          5,500          114
Banco Espanol de Credito        26,000          176
Banco de Bilbao Vizcaya SA
 (Reg.)                         11,200          342
Banco de Santander SA (Reg.)     6,800          296
Empresa Nacional de
 Electricidad                   11,700          582
Iberdrola SA                    39,600          298
Repsol, SA                      12,800          382
Telefonica Internacional de
 Espana, SA                     42,300          534
                                           --------
                                              2,925
                                           --------

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
SWEDEN--2.2%
ASEA AB Series A Free shares     3,300     $    330
ASEA AB Series B Free shares       800           79
Astra AB Series A Free shares   22,400          823
Astra AB Series B Free shares    3,400          123
Branded Consumer Products
 (Compulsory Acquisition)
 Series A*                       5,300           75
Branded Consumer Products
 (Compulsory Acquisition)
 Series B*                       2,800           39
Ericsson(LM) Telephone*          6,280          133
Ericsson(LM) Telephone
 Series B                       62,800        1,333
Pharmacia AB Series A
 Free shares                     5,300          184
Pharmacia AB Series B
 Free shares                     2,800           98
Sandvik AB Series A
 Free shares                     8,600          161
Volvo AB Series A Free shares    5,000          114
Volvo AB Series B Free shares   20,700          466
                                           --------
                                              3,958
                                           --------
SWITZERLAND--8.0%
BBC Brown Boveri                   370          429
BBC Brown Boveri (Reg.)            189           43
CS Holding (Reg.)               13,670        1,397
Ciba-Geigy Ltd. (Bearer)           170          147
Ciba-Geigy Ltd. (Reg.)           1,175        1,017
Cie Financiere Richemont
 Series A (Bearer)                 259          360
Holderbank Fn Glarus (Bearer)    1,000          803
Nestle Ltd. (Reg.)               1,823        1,911
Roche Group                        323        2,347
Roche Group (Bearer)                75          960
SMH AG (Bearer)                    156           97
SMH AG (Reg.)                      682           92
Sandoz Ltd. (Bearer)               491          409
Sandoz Ltd. (Reg.)               1,673        1,381
Schweizerische
 Bankgesellschaft (Bearer)         979        1,061
Schweizerische
 Bankgesellschaft (Reg.)           950          218
Schweizerische Bankverein
 (Bearer)                        1,129          463
Schweizerische Bankverein
 (Reg.)                          1,251          256
Winterthur (Reg.)                  500          329
Zurich Versicherun (Reg.)        2,095          600
                                           --------
                                             14,320
                                           --------
UNITED KINGDOM--20.1%
Abbey National                  61,900          524
Allied-Lyons                    48,700          393
Argyll Group                    54,708          278
BAA PLC                         48,456          377
BAT Industries PLC             144,756        1,188
BOC Group                       21,850          300
BTR PLC                        165,615          880
Barclays PLC                    75,223          883
Bass PLC                        42,400          444
Boots Co. PLC                   46,648          413
British Airways PLC             46,400          334
British Gas PLC                201,400          767
British Petroleum Co. PLC      259,375        1,907
British Sky Broadcast           76,400          457
British Steel                   94,600          244
British Telecommunications
 PLC                           294,200        1,749
Cable & Wireless PLC           146,900          959
Cadbury Schweppes PLC           40,210          332
Commercial Union
 Assurance Co.                  31,400          304
General Accident                17,300          177
General Electric Co. PLC       125,200          622
Glaxo PLC                      149,529        2,017
Grand Metropolitan PLC          98,003          679
Great Universal Stores          47,800          431
Guinness PLC                    93,500          749
HSBC Holdings PLC               40,757          606
HSBC Holdings PLC
 (Hong Kong)                    82,896        1,217
Hanson PLC                     240,444          737
Imperial Chemical
 Industries PLC                 32,100          393
Inchcape                        22,221          110
J. Sainsbury PLC                85,028          569
Kingfisher                      29,415          221
Lloyds Abbey Life               26,700          193
Lloyds Bank                     59,098          727
Marks & Spencer PLC            127,500          855
National Power Development      59,600          465
National Westminster Bank PLC   75,443          753
Pearson PLC                     25,137          250
Peninsular & Oriental Steam
 Navigation Co.                 26,291          200
Powergen PLC                    37,400          336
Prudential Corp.                85,865          537
RTZ Corp. PLC (Reg.)            48,503          672
Rank Organisation PLC           40,800          272
Redland                         22,248          123
Reed International PLC          26,000          395
Reuters Holdings PLC            86,500          804
Royal Bank of Scotland          36,413          295
Scot & Newcastle                20,100          186
Scottish Power                  31,400          173
Shell Transport & Trading
 Co. (Reg.)                    157,000        1,837
SmithKline Beecham PLC
 Series A                       65,635          685
SmithKline Beecham PLC
 (units)                        62,700          642
Standard Chartered PLC          10,264           84
Sun Alliance Group              31,988          191
TSB Group PLC                   76,700          452
Tesco                           95,403          453
Thorn EMI PLC                   19,666          458
Tomkins                         47,801          189
Unilever PLC                    36,900          717
Vendome (units)                 34,050          301
Vodafone Group PLC             146,192          604
Waste Management
 International*                 16,000           75
Zeneca Group                    45,200          842
                                           --------
                                             36,027
                                           --------
TOTAL COMMON STOCK
 (Cost $162,414)                            174,660
                                           --------

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 5
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
STATEMENT OF NET ASSETS
October 31, 1995
--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
PREFERRED STOCK--0.7%
AUSTRALIA--0.1%
News Corp. Ltd. (Limited
  Voting Shares)                39,718     $    182
                                           --------
GERMANY--0.6%
Henkel KGaA                        629          235
RWE AG (Non Voting)              1,832          519
SAP AG Non Voting Preference     2,010          308
Volkswagen AG (Non Voting)         350           80
                                           --------
                                              1,142
                                           --------
ITALY--0.0%
Fiat Finance SpA                38,800           77
                                           --------
TOTAL PREFERRED STOCK
 (Cost $1,168)                                1,401
                                           --------
WARRANTS--0.0%
UNITED KINGDOM--0.0%
BTR Nylex Ltd.
  (expire 11/26/98)*             4,019            2
                                           --------
TOTAL WARRANTS
 (Cost $3)                                        2
                                           --------

                             Maturity      Value
                              (000s)       (000s)
                             --------      ------
REPURCHASE AGREEMENT--1.2%
UNITED STATES--1.2%
State Street Bank & Trust
  4.75%
  Dated 10/31/95
  Due 11/01/95
  Collateralized By:
  U.S. Treasury Bond
  $1,440,000 Par; 12%
  Due 8/15/13                $   2,144        2,144
                                           --------
TOTAL REPURCHASE AGREEMENT
 (Cost $2,144)                                2,144
                                           --------
TOTAL INVESTMENTS--99.2%
 (Cost $165,729)                            178,207
                                           --------
OTHER ASSETS AND LIABILITIES--0.8%
 Other Assets                                 1,793
 Liabilities                                   (388)
                                           --------
                                              1,405
                                           --------
NET ASSETS--100.0%
Applicable to 16,137,640
 outstanding $0.00001
 par value shares
 (unlimited shares
 authorized)                               $179,612
                                           ========
NET ASSET VALUE PER SHARE                    $11.13
                                              =====

------------------

*Non-Income Producing Security

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 6
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
STATEMENT OF OPERATIONS (in thousands)
For the year ended October 31, 1995
--------------------------------------------------------------------------------

Investment income:
  Dividends (net of foreign tax withheld of $515)                 $ 3,386
  Interest                                                            161
                                                                  -------
     Total investment income                                        3,547
                                                                  -------
Expenses:
  Investment advisory and administration fee                        1,080
  Transfer agency and shareholder service fees                        386
  Custodian fees                                                      206
  Registration fees                                                    45
  Professional fees                                                    50
  Shareholder reports                                                  46
  Trustees' fees                                                       43
  Amortization of deferred organization costs                          24
  Insurance and other expenses                                          6
                                                                  -------
                                                                    1,886
Less expenses reduced                                                (577)
                                                                  -------
     Total expenses incurred by Fund                                1,309
                                                                  -------
Net investment income                                               2,238
                                                                  -------
Net realized gain (loss) on investments and foreign currency transactions:
  Proceeds from sales of investments                                9,597
  Cost of investments sold                                         (9,437)
                                                                  -------
     Net realized gain on investments from changes in market
       value                                                          160
     Net realized loss on investments from changes in foreign
       exchange rates                                                (137)
                                                                  -------
       Net realized gain on investments sold                           23
       Net realized gain on foreign currency transactions             170
                                                                  -------
          Net realized gain on investments sold and foreign
            currency transactions                                     193
                                                                  -------
Change in net unrealized gain (loss) on investments and foreign currency translation:
  Changes in market value:
     Beginning of period unrealized gain                              413
     End of period unrealized gain                                  4,832
                                                                  -------
       Increase in net unrealized gain in market value              4,419
                                                                  -------
  Changes in foreign exchange rates:
     Beginning of period unrealized gain                            9,494
     End of period unrealized gain                                  7,646
                                                                  -------
       Decrease in net unrealized gain in foreign exchange rates   (1,848)
                                                                  -------
          Increase in net unrealized gain on investments from
            changes in market value and foreign exchange rates      2,571
          Decrease in net unrealized gain on translating assets
            and liabilities into the reporting currency               (14)
                                                                  -------
            Increase in net unrealized gain on investments and
               foreign currency translation                         2,557
                                                                  -------
Net gain on investments                                             2,750
                                                                  -------
Increase in net assets resulting from operations                  $ 4,988
                                                                  =======

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 7
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
STATEMENT OF CHANGES IN NET ASSETS (in thousands)
--------------------------------------------------------------------------------

                                                     For the year ended
                                                         October 31,
                                                     1995           1994
                                                   --------       --------
Operations:
  Net investment income                            $  2,238       $  1,412
  Net realized gain (loss) on investments sold
     and foreign currency transactions                  193           (580)
  Increase in net unrealized gain on investments
     and foreign currency translation                 2,557          8,889
                                                   --------       --------
  Increase in net assets resulting from
     operations                                       4,988          9,721
                                                   --------       --------
Distributions to Shareholders From:
  Net investment income                              (1,532)          (433)
  Capital gains                                          --           (188)
                                                   --------       --------
  Total distributions to shareholders                (1,532)          (621)
                                                   --------       --------
Capital Share Transactions:
  Proceeds from shares sold                          73,349         61,237
  Net asset value of shares issued in
     reinvestment of distributions                    1,372            560
  Early withdrawal fees                                  49            129
  Less payments for shares redeemed                 (40,969)       (34,756)
                                                   --------       --------
  Increase in net assets from capital share
     transactions                                    33,801         27,170
                                                   --------       --------
Total increase in net assets                         37,257         36,270
Net Assets:
  Beginning of period                               142,355        106,085
                                                   --------       --------
  End of period (including undistributed
     net investment income of $2,051 and
     $1,306, respectively)                         $179,612       $142,355
                                                   ========       ========
Number of Fund Shares:
  Sold                                                6,778          5,947
  Reinvested                                            134             56
  Redeemed                                           (3,840)        (3,392)
                                                   --------       --------
  Net increase in shares outstanding                  3,072          2,611
Shares Outstanding:
  Beginning of period                                13,066         10,455
                                                   --------       --------
  End of period                                      16,138         13,066
                                                   ========       ========


                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 8
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
NOTES TO FINANCIAL STATEMENTS
For the year ended October 31, 1995
--------------------------------------------------------------------------------
1. DESCRIPTION OF THE FUND

The Schwab International Index Fund (the "Fund") is a series of Schwab Capital Trust (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers the Schwab Small-Cap Index Fund(R), the Schwab Asset Director(R)-High Growth Fund, the Schwab Asset Director(R)-Conservative Growth Fund and the Schwab Asset Director(R)-Balanced Growth Fund. The assets of each series are segregated and accounted for separately.

The investment objective of the Fund is to attempt to track the price and dividend performance (total return) of the Schwab International Index(R), an index created to represent the performance of common stocks and other equity securities issued by large, publicly traded companies from countries around the world with major developed securities markets, excluding the United States.

2. SIGNIFICANT ACCOUNTING POLICIES

Security valuation -- Investments in securities traded on an exchange are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Fund's investment manager pursuant to Board of Trustees' guidelines. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions and investment income -- Security transactions, in the accompanying financial statements, are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Foreign currency translation -- The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rates on October 31. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Fund separates within its statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign exchange rates from that arising from changes in securities' market values.

SchwabFunds(R)                                                                 9
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
NOTES TO FINANCIAL STATEMENTS
For the year ended October 31, 1995
--------------------------------------------------------------------------------

Forward currency contracts -- A forward currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time the contract was closed. The Fund engages in Forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates.

Deferred organization costs -- Costs incurred in connection with the organization of the Fund, its initial registration with the Securities and Exchange Commission and with various states are amortized on a straight-line basis over a five year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At October 31, 1995, (for financial reporting and federal income tax purposes), net unrealized gain aggregated $12,478,000, of which $22,819,000 related to appreciated securities and $10,341,000 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of .70% of the first $300 million of average daily net assets and .60% of such assets over $300 million. Under this agreement, the Fund incurred investment advisory and administration fees of $1,080,000 during the year ended October 31, 1995, before the Investment Manager reduced its fee (see Note 5).

Sub-advisory agreement -- Prior to June 30, 1995, the Investment Manager had a sub-advisory agreement with Dimensional Fund Advisors Inc. ("Dimensional") under which Dimensional performed day-to-day portfolio management for the Fund. Dimensional did not receive compensation directly from the Fund. However, the Investment Manager did pay Dimensional an annual fee, payable monthly, of .15% of the first $300 million of average daily net assets and .05% of such assets over $300 million. Effective June 30, 1995, the sub-advisory agreement for the Fund was terminated and the Investment Manager assumed day-to-day portfolio management responsibility for the Fund.

SchwabFunds(R)                                                                10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of .05% of average daily net assets for transfer agency services and .20% of such assets for shareholder services. For the year ended October 31, 1995, the Fund incurred transfer agency and shareholder service fees of $386,000, before Schwab reduced its fees (see Note 5).

Officers and trustees -- During the period, certain officers and trustees of the Trust were also officers or directors of the Investment Manager and/or Schwab. During the year ended October 31, 1995, the Trust made no direct payments to its officers or trustees who were "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $43,000 related to the Trust's unaffiliated trustees.

4. BORROWING AGREEMENT

The Trust has an arrangement with State Street Bank and Trust Company, the Fund's custodian, whereby the Fund may borrow up to $10,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. During the year ended October 31, 1995, no borrowings were made under this arrangement.

5. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended October 31, 1995, the total of such fees reduced by the Investment Manager was $415,000 and the total of such fees reduced by Schwab was $162,000.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated $43,932,000 and $9,597,000, respectively, for the year ended October 31, 1995.

7. EARLY WITHDRAWAL FEES PAID TO THE FUND

The Fund assesses a .75% early withdrawal fee on redemption proceeds attributable to shares purchased and held less than six months. The early withdrawal fee is retained by the Fund and is treated as a contribution to capital. For the year ended October 31, 1995, total early withdrawal fees retained by the Fund amounted to $49,000.

SchwabFunds(R)                                                                11
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
NOTES TO FINANCIAL STATEMENTS
For the year ended October 31, 1995
--------------------------------------------------------------------------------

8. COMPOSITION OF NET ASSETS

At October 31, 1995, net assets consisted of:

Capital paid in                                               $165,464,000
Accumulated undistributed net investment income                  2,051,000
Accumulated net realized loss on investments sold and
  foreign currency transactions                                   (402,000)
Net unrealized gain on investments                              12,478,000
Net unrealized gain on translating assets and liabilities
  into the reporting currency                                       21,000
                                                              ------------
     Total                                                    $179,612,000
                                                              ============

The Fund follows Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, which will generally present undistributed income and realized gains on a tax basis. As a result, certain reclassifications to increase undistributed net investment income and net realized loss on investments sold and foreign currency transactions by $39,000 and $15,000 respectively, and to decrease capital paid in by $24,000 have occurred. These reclassifications have no impact on the net asset value of the Fund.

At October 31, 1995, the Fund's Statement of Net Assets included liabilities of $149,000 for Fund shares redeemed and $61,000 for investment advisory and administration fee payable.

SchwabFunds(R)                                                                12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period:

                                                                          For the period
                                                                           September 9,
                                                                               1993
                                                                         (commencement of
                                                  For the year ended      operations) to
                                                      October 31,          October 31,
                                                   1995         1994           1993
                                                 --------     --------   ----------------
Net asset value at beginning of period           $  10.89     $  10.15       $  10.00
Income from Investment Operations
-------------------------------
  Net investment income                               .14          .11            .03
  Net realized and unrealized gain on
    investments and foreign currency
    transactions                                      .22          .69            .12
                                                 --------     --------       --------
  Total from investment operations                    .36          .80            .15
Less Distributions
---------------
  Dividends from net investment income               (.12)        (.04)            --
  Distributions from realized gain
    on investments                                     --         (.02)            --
                                                 --------     --------       --------
  Total distributions                                (.12)        (.06)            --
                                                 --------     --------       --------
Net asset value at end of period                 $  11.13     $  10.89       $  10.15
                                                 ========     ========       ========
Total return (%)                                     3.35         7.89           1.50
--------------
Ratios/Supplemental Data
-----------------------
  Net assets, end of period (000s)               $179,612     $142,355       $106,085
  Ratio of expenses to
    average net assets (%)                            .85          .90            .60*
  Ratio of net investment income to
    average net assets (%)                           1.45         1.14           2.15*
  Portfolio turnover rate (%)                           0            6              2

The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, the ratio of expenses to average net assets for the periods ended October 31, 1995, 1994 and 1993, would have been 1.22%, 1.30% and 2.10%*, respectively, and the ratio of net investment income to average net assets would have been 1.08%, .74% and .65%*, respectively.

* Annualized

SchwabFunds(R)                                                                13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

To the Board of Trustees
and Shareholders of the Schwab International Index Fund(TM)

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Schwab International Index Fund (one of the series constituting Schwab Capital Trust, hereafter referred to as the "Trust") at October 31, 1995, and the results of its operations and the changes in its net assets for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
November 22, 1995

SchwabFunds(R)                                                                 1
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
STATEMENT OF NET ASSETS
October 31, 1995
--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
COMMON STOCK--99.0%
1st Source Corp.                 2,433     $     57
20th Century Industries         12,100          201
3COM Corp.                       4,134          194
3DO Co.*                         5,900           64
AAR Corp.                        4,000           71
ACX Technologies, Inc.           6,200           98
ADVO, Inc.                       4,500          115
AG Chemical Equipment Inc.       2,700           77
AGCO Corp.                       6,150          275
ALANTEC Corp.*                   2,200           78
ALBANK Financial Corp.           2,600           75
AMC Entertainment Inc.*          3,700           67
AMCORE Financial, Inc.           4,100           93
AMETEK, Inc.                     7,700          136
AMP Inc.                         1,792           70
APS Holding Corp. Class A*       3,200           66
AST Research, Inc.*              9,754           87
Acclaim Entertainment, Inc.*    10,000          237
Acme Metals Co.*                 1,000           15
Acordia, Inc.                    2,900           80
Actava Group Inc.*               4,100           71
Actel Corp.*                     3,700           44
Acuson Corp.*                    5,600           65
Acxiom Corp.                     5,700          170
Addington Resources, Inc.*       3,100           39
Adobe Systems Inc.               1,600           91
Advanced Tissue Sciences,
 Inc.*                           7,800           70
Affiliated Computer Services
 Inc.*                           1,800           59
Air Express International
 Corp.                           4,000           82
Airborne Freight Corp.           4,700          123
Alaska Air Group, Inc.*          3,300           49
Albany International Corp.
 Class A                         7,100          147
Alberto-Culver Co. Class A         300            8
Alex. Brown Inc.                 3,800          186
Alfa Farmers Federation Corp.    9,600          103
Allen Group Inc.                 5,100          125
Alliance Entertainment Corp.*    8,200           55
Alliance Semiconductor Corp.     8,250          253
Alliant Techsystems Inc.*        2,900          135
Allied Group, Inc.               1,900           61
Alpharma, Inc.                   4,600          110
Altera Corp.                     3,000          182
Alternative Resources Corp.      4,100          126
Altron Inc.                      2,500           73
Amcol International Corp.        3,900           67
Amerco*                         10,500          190
America Online, Inc.             1,000           80
America West Airlines, Inc.*    10,200          139
American Annuity Group, Inc.     8,250           89
American Bankers Insurance
 Group, Inc.                     5,100          182
American Business
 Information, Inc.               7,650          136
American Business Products,
 Inc.                            3,300           72
American Financial
 Enterprises Inc.                1,500           35
American Freightways Corp.*      7,400           93
American Heritage Life
 Investment Corp.                5,200          100
American Homepatient Inc.*       1,900           46
American Maize-Products Co.      2,700          107
American Management Systems,
 Inc.                            6,600          192
American Medical Response,
 Inc.*                           6,000          173
American Mobile Satellite
 Corp.*                          6,300          132
American Oncology Resources
 Inc.*                           6,400          224
American President Companies,
 Ltd.                            7,100          172
Americredit Corp.*               7,100           87
Amphenol Corp. Class A*          3,100           67
Amresco Inc.                     5,700           61
Amsco International, Inc.*      10,700          171
Anchor Gaming*                   2,500           55
Andrew Corp.                     1,275           54
Angelica Corp.                   2,000           45
AnnTaylor Stores Corp.*          5,500           61
Antec Corp.*                     5,600           70
Anthony Industries, Inc.         6,415          119
Apogee Enterprises, Inc.         2,300           34
Apollo Group Inc.                4,650          121
Apple South, Inc.                6,650          138
Applebee's International,
 Inc.                            7,600          212
Applied Innovation Inc.          3,400           32
Applied Power Inc. Class A       2,800           85
Apria Healthcare Group Inc.*    11,600          252
Aptar Group, Inc.                4,500          154
Aquila Gas Pipeline Corp.        6,800           75
Arbor Drugs, Inc.                5,900          107
Arch Communications Group
 Inc.*                           2,600           71
Arctco, Inc.                     6,150           70
Argosy Gaming Co.*               4,700           44
Armco Inc.*                     28,000          172
Armor All Products Corp.         4,600           77
Arnold Industries Inc.           6,300          104
Arrow International, Inc.        1,000           42
Arthur J. Gallagher & Co.        3,300          117
Arvin Industries, Inc.           6,300          112
Ashland Coal, Inc.               2,900           69
Aspect Telecommunications
 Corp.                           5,600          194
Associated Banc-Corp             3,900          148
Associated Group Inc. Class
 A*                              4,100           73
Astoria Financial Corp.          4,000          172
Atlantic Southeast Airlines,
 Inc.                            6,300          157
Atmos Energy Corp.               4,000           73
Atria Software Inc.              3,200          115
Augat Inc.                       4,100           65
Auspex Systems, Inc.*            7,600          108
Authentic Fitness Corp.          5,500          113
Avatar Holdings, Inc.*           2,400           89
Avid Technology, Inc.*           4,500          196
Aztar Corp.*                     7,400           60
B W/I P Inc. Class A             5,100           84
BISYS Group, Inc.*               5,600          156
BJ Services Co.*                 6,900          162
BMC Industries, Inc.             3,100          120
Baldor Electric Co.              6,540          157
Baldwin & Lyons, Inc. Class B    3,300           49
Ballard Medical Products         9,900          171
Bally Entertainment Corp.       10,100          111

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 2
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
STATEMENT OF NET ASSETS
October 31, 1995
--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
Bancorp South, Inc.              2,300     $    108
Banta Corp.                      5,050          220
Banyan Systems, Inc.*            2,800           22
Barnes Group Inc.                1,600           60
Barrett Resources Corp.*         6,900          160
Bassett Furniture Industries,
 Inc.                            3,600           73
Bay State Gas Co.                2,800           70
Bearings, Inc.                   1,600           58
Belden Inc.                     12,300          297
Bell Bancorp, Inc.               1,800           53
Ben Franklin Retail Stores,
 Inc.*                             912            3
Benton Oil & Gas Co.*            5,000           61
Berkley (W.R.) Corp.             4,000          173
Best Products Inc. (New)*        7,300           36
Big B, Inc.                      4,700           69
Bio Rad Laboratories Inc.*       1,700           65
Biocraft Laboratories, Inc.      2,800           43
Birmingham Steel Corp.           7,100          108
Black Box Corp.                  4,000           66
Black Hills Corp.                3,200           80
Blair Corp.                      1,900           56
Blanch (E.W.) Holdings, Inc.     3,500           67
Block Drug Co., Inc. Class A     4,957          191
Blount, Inc. Class A             2,900          126
Blount, Inc. Class B             1,000           48
Blyth Industries Inc.*           3,600          182
Boise Cascade Office Products
 Co.*                            7,600          275
Bok Financial Corp.              5,000          108
Bolt Beranek and Newman Inc.*    4,300          133
Bombay Company, Inc.*            7,850           46
Books-A-Million, Inc.            3,500           45
Boole & Babbage, Inc.              500           18
Borg Warner Automotive Inc.      5,400          159
Borland International, Inc.*     9,300          126
Boston Scientific Corp.*         3,073          129
Boston Technology, Inc.*         8,400          117
Bowne & Co., Inc.                3,800           71
Brady (W.H.) Co. Class A         1,700          124
Breed Technologies, Inc.         8,300          155
BroadBand Technologies, Inc.*    2,600           46
Broderbund Software, Inc.          100            7
Brooklyn Bancorp Inc.*           3,200          126
Brooktree Corp.*                 3,500           42
Brown (Tom), Inc.*               4,600           52
Brown Group, Inc.                3,700           51
Bruno's Inc.*                      402            4
Brush Wellman Inc.               4,000           67
Buffets, Inc.*                   6,900           87
Burlington Coat Factory
 Warehouse Corp.*                8,800           98
Burlington Industries, Inc.*    16,400          182
Burr-Brown Corp.                 3,200          102
Bush Boake Allen Inc.*           4,600          126
Business Records Corp.
 Holding Co.*                    1,200           45
C-COR Electronics, Inc.          2,400           56
C-Cube Microsystems, Inc.*       4,100          283
C-TEC Corp.                      6,800          145
CCB Financial Corp.              3,550          175
CCH Inc. Class A                 4,800          113
CCH Inc. Class B                 8,700          202
CDI Corp.*                       4,000           59
CDW Computer Centers, Inc.       3,500          172
CFW Communications Co.           2,400           44
CIDCO, Inc.*                     3,300           97
CILCORP Inc.                     3,300          129
CLARCOR Inc.                     3,000           68
CMAC Investment Corp.            2,900          138
CML Group, Inc.                 11,350           65
CNB Bancshares, Inc.             3,801          103
CPI Corp.                        2,800           51
CSF Holdings, Inc.               2,375           93
Cabot Oil & Gas Corp. Class A    4,600           62
Cadence Design Systems, Inc.     2,700           87
CalMat Co.                       9,100          154
Caldor Corp.*                    3,400           17
Calgon Carbon Corp.              9,500          108
California Federal Bank         12,600          186
California Federal Bank
 Goodwill Certificates*            960            4
California Microwave, Inc.*      3,500           76
Cambridge Technology
 Partners, Inc.*                 3,200          183
Camco International Inc.         6,000          137
Canandaigua Wine Co., Inc.
 Class B*                        1,000           48
Capital Re Corp.                 5,400          153
Capitol American Financial
 Corp.                           6,500          128
Caraustar Industries, Inc.       6,600          122
Carlisle Companies Inc.          3,400          140
Carmike Cinemas, Inc.*           2,500           52
Carpenter Technology Corp.       3,600          136
Carson Pirie Scott & Co.
 Illinois*                       4,100           69
Carter-Wallace, Inc.             9,800          103
Casey's General Stores, Inc.     6,000          139
Casino America, Inc.*            3,350           23
Castech Aluminum Group Inc.*     2,400           34
Catalina Marketing Corp.*        2,200          111
Catellus Development Corp.*     28,300          156
Cato Corp. (New) Class A         6,200           37
Cellstar Corp.*                  4,700          129
Cellular Communications, Inc.
 Class A (Redeemable)*           4,500          242
Cellular Technical Services
 Inc.*                           2,100           35
Centex Construction Products
 Inc.*                           6,000           76
Central Hudson
 Gas & Electric Corp.            3,700          113
Central Louisiana Electric
 Co., Inc.                       4,800          129
Central Maine Power Co.          7,900          110
Central Newspapers, Inc.
 Class A                         6,400          189
Centura Banks, Inc.              5,000          169
Century Communications Corp.
 Class A*                       19,100          166
Cephalon Inc.*                   5,600          168
Cerner Corp.                     5,400          139
Champion Enterprises, Inc.       4,200          109
Chaparral Steel Co.              6,000           59
Charming Shoppes, Inc.          26,100           74
Charter Medical Corp.*           6,100          110
Charter One Financial, Inc.      5,700          161
Chase Manhattan Corp.            1,360           78
Checkpoint Systems, Inc.*        5,700          165
Cheesecake Factory, Inc.*        2,400           51
Chemed Corp.                     2,000           70

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
Chemical Financial Corp.         1,995     $     79
Chesapeake Corp.                 6,700          205
Chesapeake Energy Corp.          2,600           76
Cheyenne Software, Inc.*         9,450          197
Chips & Technologies Inc.*       3,900           34
Chiquita Brands
 International, Inc.            13,000          211
Church & Dwight Co., Inc.        4,100           84
Citicasters Inc.                 3,000           94
Citizens Bancorp                 3,700          122
Citizens Banking Corp.           3,600          110
Citizens Corp.                   8,800          160
City National Corp.             11,200          148
Claire's Stores, Inc.            4,500           88
Clear Channel Communications,
 Inc.                              475           39
Cleveland-Cliffs Inc.            2,700          101
Coast Savings Financial,
 Inc.*                           4,600          121
Coastal Physician Group Inc.*    6,200           81
Cobra Golf, Inc.                 4,300          113
Coca-Cola Bottling Co.
 Consolidated                    2,000           67
Coeur d'Alene Mines Corp.        3,000           51
Cognex Corp.*                    3,900          234
Coherent, Inc.*                  2,800           80
Cole Taylor Financial Group
 Inc.                            3,600           95
Collective Bancorp, Inc.         4,400          103
Collins & Aikman Corp.*         15,700          126
Colonial BancGroup, Inc.         3,400           98
Colonial Data Technologies
 Corp.*                          3,600           50
Comair Holdings, Inc.            7,400          209
Comdata Holdings Corp.*          4,000           98
Commerce Group Inc.
 Massachusetts                   8,500          173
Commercial Federal Corp.         3,800          125
Commercial Intertech Corp.       3,450           58
Commercial Metals Co.            3,233           83
Commonwealth Energy System       2,600          110
Community Health Systems,
 Inc.*                           4,500          143
Community Psychiatric Centers   10,100          110
Comnet Cellular, Inc.*           3,700           93
CompUSA Inc.*                    5,100          195
Computer Network Technology*     5,000           33
ComputerVision Corp.*           12,400          146
Comverse Technology Inc.*        5,000          113
Concord Efs Inc.*               10,300          355
Cone Mills Corp.*               10,300          112
Conner Peripherals, Inc.*       14,100          254
Consolidated Stores Corp.*       6,100          141
Continental Airlines, Inc.
 Class B*                        6,400          228
Continuum Company, Inc.*         5,000          197
Coors (Adolph) Co. Class B       9,000          163
Copley Pharmaceutical, Inc.*     4,764           78
Coram Healthcare Corp.*          9,262           37
Corrections Corp. of America     3,800          207
Coventry Corp.                   8,000          158
Crawford & Co. Class A           4,300           67
Crawford & Co. Class B           8,500          132
Cray Research, Inc.*             6,400          133
Creative Computers Inc.*         2,100           60
Credence Systems Corp.           6,750          253
Crompton & Knowles Corp.        13,600          172
Cross (A.T.) Co. Class A         5,800           83
Cross Timbers Oil Co.            4,900           71
Cullen/Frost Bankers, Inc.       2,700          137
Culligan Water Technologies
 Inc.*                           3,500           60
Curtiss-Wright Corp.             1,400           62
Cypress Semiconductor Corp.        900           32
Cyrix Corp.*                     4,500          144
Cytec Industries Inc.*           3,000          164
DSP Group, Inc.*                 1,500           24
Daig Corp.                       5,000          113
Dallas Semiconductor Corp.       9,500          202
Dames & Moore, Inc.              4,700           64
Data General Corp.*              7,900           91
Datascope Corp.*                 4,200          101
Dauphin Deposit Corp.            8,400          245
Dave & Busters Inc.*               840           13
Davidson & Associates, Inc.      8,700          312
DeVRY Inc.                       7,000          158
Dekalb Genetics Corp.            1,200           51
Dell Computer Corp.              6,300          293
Delta & Pine Land Co.            2,100           81
Department 56 Inc.*                300           14
Deposit Guaranty Corp.           4,400          194
Detroit Diesel Corp.*            8,900          158
Devon Energy Corp.               4,700          102
Devon Group, Inc. (New)*         1,600           62
Dexter Corp.                     5,800          138
Diagnostic Products Corp.        4,300          159
Dial Page, Inc.*                 5,000           74
Dialogic Corp.*                  3,400           98
Diamond Multimedia Systems
 Inc.*                           7,200          214
Diamond Shamrock, Inc.           7,800          201
Digi International Inc.*         3,000           81
Digital Link Corp.*              1,900           30
Dimon Inc.                       8,400          123
Dionex Corp.*                    1,500           80
Discount Auto Parts, Inc.*       2,900           78
Discovery Zone, Inc.*           11,900           42
Dollar Tree Stores Inc.*         4,100          109
Donaldson Co., Inc.              5,800          141
Doubletree Corp.*                4,300           94
Downey Financial Corp.           3,200           65
Dreyer's Grand Ice Cream,
 Inc.                            3,300          115
Duriron Co., Inc.                4,400          118
Duty Free International, Inc.    6,800           97
Dynatech Corp.                   3,400           52
Eastern Enterprises              4,800          143
Eastern Utilities Assoc.         4,800          113
Eaton Vance Corp. (Non
 Voting)                         2,100           76
Edison Brothers Stores, Inc.     4,200           15
Egghead, Inc.*                   3,000           21
Electro Scientific Industries
 Inc.*                           2,200           69
Electroglas Inc.                 2,300          163
Electronics for Imaging, Inc.    2,800          232
Empire District Electric Co.     3,200           59
Energen Corp.                    2,800           63
Enhance Financial Services
 Group, Inc.                     7,100          145
Envoy Corp. (New)*               2,000           26
Enzo Biochem, Inc.               5,775           92

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 4
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
STATEMENT OF NET ASSETS
October 31, 1995
--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
Ethan Allen Interiors, Inc.*     3,700     $     73
Exabyte Corp.*                   4,900           63
Exar Corp.                       2,000           48
Expeditors International of
 Washington, Inc.                3,900          104
Express Scripts, Inc. Class A    3,400          131
F & M National Corp.             3,955           71
FHP International Corp.*         1,056           26
FMC Gold Co.                    17,500           68
FSF Financial Corp.              5,100           68
FTP Software Inc.*               6,600          179
Fab Industries, Inc.               400           12
Fair, Issac & Co., Inc.          3,000           83
Farmer Bros. Co.                   400           52
Fastenal Co.                     1,400           49
Fedders Corp.                      825            4
Federal-Mogul Corp.              8,800          157
Federated Department Stores,
 Inc.*                           2,700           69
Ferro Corp.                      7,700          178
FileNet Corp.*                   2,800          127
Financial Security Assured
 Holdings Ltd.                   6,400          166
Fingerhut Companies, Inc.       10,600          144
FirsTier Financial, Inc.         6,200          265
First Alert, Inc.                5,600           86
First American Financial
 Corp.                           3,600           84
First Bank System, Inc.          3,809          189
First Citizens BancShares,
 Inc. Class A                    2,600          138
First Commerce Bancshares
 Inc.                            3,000           54
First Commercial Corp.           5,640          169
First Commonwealth Financial
 Corp.                           5,300           87
First Data Corp.                   501           33
First Financial Bancorp          2,800           95
First Financial Corp.            6,900          147
First Michigan Bank Corp.        4,906          132
First Midwest Bancorp, Inc.      2,900           82
First Mississippi Corp.          4,900          100
First National Bancorp           5,200          146
First Union Corp.                2,220          110
FirstFed Michigan Corp.          5,100          173
Firstbank of Illinois Co.        2,600           78
Firstmiss Gold Inc.*             7,571          138
Fisher Scientific
 International, Inc.             3,600          113
Flagstar Companies, Inc.*        8,300           35
Florida East Coast
 Industries, Inc.                2,400          161
Florida Rock Industries, Inc.    2,000           54
Fluke Corp.                      1,600           59
Foremost Corp. of America        2,400          110
Forest City Enterprises, Inc.
 Class A                         2,100           78
Fort Wayne National Corp.        2,700           85
Fossil, Inc.*                    2,200           23
FoxMeyer Health Corp.            5,473          125
Frame Technology Corp.*          3,800          107
Franklin Quest Co.*              5,700          136
Fremont General Corp.            4,280          124
Fresenius U.S.A. Inc.*           4,500           74
Fritz Cos., Inc.                 5,200          181
Frontier Insurance Group,
 Inc.                            3,050           87
Fuller (H.B.) Co.                3,300          104
Fulton Financial Corp.           6,560          141
Fund American Enterprises
 Holdings, Inc.*                 1,909          132
Fusion Systems Corp.*            1,800           50
G&K Services, Inc. Class A       5,250          119
GC Companies Inc.*               1,680           54
Gartner Group Inc. Class A       5,800          253
Gasonics International Corp.     2,000           66
Gaylord Container Corp. Class
 A*                             11,400           87
GenCorp Inc.                     8,100           85
General Binding Corp.            3,400           67
General DataComm Industries,
 Inc.*                           5,000           76
General Magic Inc.*              6,300           80
Genesis Health Ventures,
 Inc.*                           3,300           95
Geneva Steel Class A*            6,200           45
Gentex Corp.*                    5,000          113
Geon Co.                         6,300          157
Geotek Communications Inc.*     14,400          120
Gerber Scientific, Inc.          5,100           86
Giddings & Lewis, Inc.           8,800          143
Gilead Sciences, Inc.*           4,900           94
Glendale Federal
 Bank, F.S.B. (New)*             9,100          146
Global Natural Resources
 Inc.*                           6,600           66
Global Village
 Communications*                 3,600           62
Goulds Pumps, Inc.               5,300          127
Graco Inc.                       2,650           89
Grand Casinos, Inc.              4,600          183
Granite Construction Inc.        3,100           88
Great Financial Corp.            3,500           72
Greenfield Industries Inc.       3,500          104
Greif Brothers Corp.             5,600          141
Grey Advertising Inc.              100           19
Griffon Corp.*                   7,600           64
Guaranty National Corp. (New)    3,500           50
Guilford Mills, Inc.             2,900           64
Gulf South Medical Supply
 Inc.                            3,000           63
Gymboree Corp.                   6,000          136
HBO & Co.                        2,600          184
HCC Insurance Holdings, Inc.*    2,900          101
HCIA Inc.*                       1,600           43
Hadco Corp.*                     2,400           67
Haemonetics Corp.*               7,700          145
Hancock Holding Co.              2,300           84
Handleman Co.                    6,300           49
Hanover Direct Inc.*            26,800           45
Harland (John H.) Co.            7,600          158
Harleysville Group Inc.          4,600          129
Harman International
 Industries, Inc.                3,675          170
Harnischfeger Industries
 Corp.                           4,369          138
Harper Group, Inc.               3,800           67
Harte Hanks Communications       5,000          151
Hawkeye Bancorporation           2,900           71
Hayes Wheels International,
 Inc.                            4,400          116
Health Management Systems,
 Inc.                            2,400           77
Heart Technology, Inc.*          4,100          116
Heartland Express, Inc.*         2,900           79
Heartland Wireless
 Communications, Inc.*           3,500           91

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
Hechinger Co. Class A            9,100     $     39
Hecla Mining Co.*               10,400           77
Helene Curtis Industries,
 Inc.                            2,400           72
Helix Technology Corp.           2,100           78
Helmerich & Payne, Inc.          5,600          145
Herbalife International, Inc.    6,400           48
Heritage Media Corp. Class A*    4,500          125
Hollywood Entertainment Corp.    7,900          210
Hollywood Park Inc. (New)*       4,100           39
Home Beneficial Corp. Class B    4,400          108
Home Financial Corp.             5,400           83
Horace Mann Educators Corp.      5,200          138
Horizon Healthcare Corp.*       11,695          237
Hudson Foods, Inc.               6,250           88
Human Genome Sciences Inc.*      3,300           64
Hunt (J.B.) Transport
 Services, Inc.                  9,150          141
Hunt Manufacturing Co.           3,000           53
Huntco Inc. Class A              1,200           16
Hutchinson Technology Inc.*      1,500           95
Hyperion Software Corp.*         1,800           88
I-Stat Corp.*                    2,300           71
ICN Pharmaceuticals, Inc.        7,802          160
IDEX Corp.                       4,350          164
IDEXX Laboratories, Inc.         6,800          275
IES Industries Inc.              8,300          221
IHOP Corp.*                      2,200           48
INDRESCO Inc.*                   5,000           86
INSO Corp.                       3,400          121
INTERCO Inc.                    10,300           76
INTERSOLV Inc.*                  4,200           67
Ideon Group Inc.                 5,600           50
Immunex Corp. (New)*             9,300          117
Imperial Bancorp                 3,300           74
In Focus Systems, Inc.*          2,200           72
Indiana Energy, Inc.             5,500          116
Information Resources, Inc.*     6,600           72
Inphynet Medical Management
 Inc.*                           3,400           62
Input/Output, Inc.               4,500          168
Insignia Financial Group
 Class A (New)*                  2,100           57
Insilco Corp.*                   2,100           71
Insurance Auto Auctions,
 Inc.*                           2,200           16
Integon Corp.                    3,900           64
Integrated Device Technology,
 Inc.                              800           15
Integrated Health Services,
 Inc.                            5,300          121
Integrated Systems Inc.*         2,200           78
Intelligent Electronics, Inc.    8,200           64
Inter-Regional Financial
 Group, Inc.                     1,700           60
InterVoice, Inc.*                3,200           58
Interdigital Communications
 Corp.*                          9,300           68
Interface Systems, Inc. Class
 A                               4,400           67
Intergraph Corp.*               11,900          146
Interim Services Inc.*           2,800           83
Intermet Corp.*                  9,200          110
International CableTel, Inc.     7,033          188
International Dairy Queen,
 Inc. Class A*                   5,400          115
International Family
 Entertainment, Inc. Class B*    9,300          172
International Multifoods
 Corp.                           3,900           80
International Rectifier
 Corp.*                          5,200          235
Interneuron Pharmaceuticals,
 Inc.*                           7,500          113
Interpool, Inc.*                 4,100           66
Interstate Bakeries Corp.        8,600          184
Interstate Power Co.             2,000           58
Intuit Inc.                      1,200           87
Invacare Corp.                   8,400          210
Iomega Corp.                     4,300          102
Ionics, Inc.                     4,200          171
Isis Pharmaceuticals, Inc.*      4,000           40
Isolyser Inc.                    5,400           96
Itron, Inc.*                     2,600           76
J & L Specialty Steel, Inc.     10,200          167
JSB Financial, Inc.              2,800           86
Jacobs Engineering Group
 Inc.*                           9,500          208
Jacor Communications, Inc.
 Class A*                        4,600           72
Jefferson Bankshares, Inc.       3,200           72
John Alden Financial Corp.       5,700          118
John Wiley & Sons, Inc. Class
 A                               5,800          173
Jones Intercable, Inc. Class
 A*                              7,500           94
Juno Lighting, Inc.              4,600           67
Just for Feet Inc.               3,350           80
Justin Industries, Inc.          5,800           59
K N Energy, Inc.                 6,568          168
KCS Energy, Inc.                 1,900           22
KLA Instruments Corp.            1,200           52
Kaiser Aluminum Corp.*          12,800          144
Kaman Corp. Class A              4,700           51
Kaufman & Broad Home Corp.       7,700           90
Kaydon Corp.                     3,500          101
Keane, Inc.                      4,500          122
Kelley Oil & Gas Corp.*         10,100           24
Kellwood Co.                     5,000           94
Kemet Corp.                      7,800          267
Kenetech Corp.*                  8,900           28
Kennametal Inc.                  5,400          168
Kent Electronics Corp.           3,050          149
KeyCorp, Inc.                    2,200           74
Keystone Financial, Inc.         6,100          199
Keystone International, Inc.     8,700          194
Kimball International, Inc.
 Class B                         5,000          129
Kinder-Care Learning
 Centers, Inc. (New)*            5,000           68
Kinetic Concepts, Inc.          10,300          116
Kirby Corp.*                     6,000           99
Komag, Inc.*                     5,100          291
Kulicke & Soffa Industries
 Inc.                            6,000          212
LCI International Inc.          16,200          292
LTX Corp.*                       6,400           78
La Quinta Inns, Inc.             2,250           58
La-Z-Boy Chair Co.               4,000          119
Laclede Gas Co.                  3,800           77
Lance, Inc.                      7,200          123
Landmark Graphics Corp.*         4,000           87
Landry's Seafood Restaurants,
 Inc.                            4,000           56
Lands' End, Inc.                 8,000          120
Landstar Systems, Inc.*          2,700           72
Lattice Semiconductor Corp.*     4,400          172
Lawson Products, Inc.            2,800           68

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 6
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
STATEMENT OF NET ASSETS
October 31, 1995
--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
Lawter International, Inc.       9,500     $    101
Leader Financial Corp.           3,500          125
Learning Co.*                    1,600           95
Lechters, Inc.*                  3,300           31
Legg Mason, Inc.                 3,500          101
Lennar Corp.                     8,800          201
Level One Communications
 Inc.*                           2,650           61
Libbey Inc.                      3,200           66
Liberty Bancorp, Inc.            2,000           72
Liberty Corp.                    4,800          161
Life Partners Group, Inc.        5,900          107
Life Re Corp.                    3,300           68
Life Technologies, Inc.          3,800           95
Lillian Vernon Corp.             3,800           51
Lilly Industries, Inc. Class
 A                               5,350           68
Lincare Holdings, Inc.*          7,200          180
Lincoln Electric Co.             2,600           64
Lincoln Telecommunications
 Co.                             9,900          172
Liposome Co., Inc.*              7,200          110
Liqui-Box Corp.                    300            8
Littlefuse, Inc.*                3,400          111
Living Centers of America,
 Inc.*                           4,700          122
Logicon, Inc.                    3,400           78
Lojack Corp.*                    7,200          111
Lone Star Industries, Inc.       6,300          144
Long Islands Bancorp Inc.        6,200          142
Louis Dreyfus Natural Gas
 Corp.*                         11,400          160
Loyola Capital Corp.             2,800          100
Luby's Cafeterias, Inc.          6,500          135
Lukens Inc.                      4,150          128
Lydall, Inc.                     5,800          132
M.S. Carriers, Inc.*             3,000           47
MAIC Holdings Inc.*              1,627           49
MAXXAM Inc.*                     2,300           85
MDU Resources Group, Inc.        7,200          152
MESA Inc.*                      12,400           53
MICROS Systems, Inc.             1,500           56
Mac Frugal's Bargains-
 Close-outs, Inc.*               6,000           71
Macromedia Inc.                  8,000          294
Madison Gas and Electric Co.     2,300           76
Mafco Consolidated Group
 Inc.*                           6,300          143
Magma Copper Co. (New)          12,000          201
Magna Group, Inc.                6,500          159
MagneTek, Inc.*                  5,300           52
Manitowoc Co., Inc.              1,600           45
Marcus Corp.                     3,700          128
Mariner Health Group, Inc.*      4,300           42
Mark Twain Bancshares, Inc.      4,100          143
Markel Corp.*                    1,300           95
Marquette Electronics, Inc.
 Class A*                        9,400          172
Marshall Industries*             4,300          152
Mascotech, Inc.                 16,500          169
Material Sciences Corp.          3,300           55
Maxicare Health Plans Inc.*      4,200           74
Maxim Integrated Products,
 Inc.                            2,100          157
Maxtor Corp.*                   10,700           54
Maybelline, Inc.                 2,900           69
McAfee Associates, Inc.          3,500          205
McClatchy Newspapers, Inc.
 Class A                         6,900          136
Measurex Corp.                   3,600          111
Medic Computer Systems, Inc.*    2,900          155
Medicine Shoppe
 International, Inc.             1,800           78
Medisense Inc.*                  3,800           81
Medpartners Inc.*                4,700          131
Medusa Corp.                     3,400           85
Men's Wearhouse, Inc.            3,200          126
Mentor Corp.                     5,800          129
Mercury Interactive Corp.*       3,700           77
Meredith Corp.                   6,800          243
Merisel, Inc.*                   6,500           39
Mesa Airlines, Inc.*             7,900           75
Methode Electronics, Inc.
 Class A                         5,300          123
Meyer (Fred), Inc.*              7,200          134
Michaels Stores, Inc.*           5,600           77
Microchip Technology, Inc.       2,100           83
Microdyne Corp.*                 2,700           75
Mid-Am, Inc.                     3,320           55
Midamerican Energy Co.           9,261          148
Mikasa Inc.*                     4,900           64
Miller (Herman), Inc.            6,300          188
Mine Safety Appliances Co.       1,200           61
Minerals Technologies, Inc.      4,900          195
Mississippi Chemical Corp.       5,800          139
Mohawk Industries, Inc.*         8,200          122
Molten Metal Technology,
 Inc.*                           5,100          198
Money Store Inc.                 4,950          197
Morrison Knudsen Corp.           8,000           52
Movie Gallery Inc.*              3,000          115
Mueller Industries, Inc.         4,600          108
Multicare Cos., Inc.*            3,800           71
Musicland Stores Corp.*          6,800           44
Myers Industries, Inc.           5,450           78
NAC Re Corp.                     4,900          172
NACCO Industries, Inc. Class
 A                               2,300          132
NCH Corp.                        1,800           98
NL Industries, Inc.*            12,500          163
NYMAGIC, Inc.                    2,000           32
Nabors Industries, Inc.*        21,100          182
National Auto Credit Inc.*       5,500           89
National Bancorp of Alaska,
 Inc.                            1,800          113
National Commerce Bancorp        6,200          160
National Computer Systems,
 Inc.                            3,400           64
National Data Corp.              5,800          154
National Instruments Corp.*      5,100           97
National Presto Industries,
 Inc.                            1,600           65
National RE Holdings Corp.       4,300          145
National Steel Corp. Class B*    9,600          127
Nautica Enterprises, Inc.        4,650          160
Neiman Marcus Group, Inc.        9,800          168
Nellcor Inc.*                    7,296          421
Neostar Retail Group Inc.*       3,500           53
Netcom Online Communications*    2,500          145
Netmanage Inc.                  10,800          221
Network Equipment
 Technologies, Inc.*             4,400          144
Network General Corp.*           5,100          211
Network Peripherals Inc.*        2,400           25
New England Business Service,
 Inc.                            3,200           62
New Jersey Resources Corp.       3,700           93

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
Newfield Exploration Co.*        5,900     $    174
Nexgen Inc.*                     7,500          139
Nextel Communications, Inc.*     3,877           54
Noble Drilling Corp.*           22,975          162
Norand Corp.*                    1,600           27
North American Mortgage Co.      3,800           78
North Fork Bancorp, Inc.         5,700          125
Northwest Natural Gas Co.        3,400          110
Norwest Corp.                    3,680          109
NovaCare, Inc.*                 14,080           88
Novellus Systems, Inc.*            600           41
Nu-Kote Holding, Inc.            4,900          101
Nuevo Energy Co.*                4,300           95
O'Reilly Automotive, Inc.*       2,100           69
OEA, Inc.                        5,100          139
OM Group Inc.                    2,700           79
ONBANCorp, Inc.                  3,600          106
Oak Industries Inc.*             4,500           94
Oak Technology*                  4,400          242
Oakwood Homes Corp.              6,200          233
Octel Communications Corp.*      5,600          191
Offshore Logistics, Inc.*        4,200           53
Olympic Financial Ltd.*          5,100           92
Omnicare, Inc.                   6,600          239
One Valley Bancorp of
 West Virginia, Inc.             4,700          157
Oneok Inc.                       6,900          168
Opti Inc.*                       2,400           24
Optical Data Systems, Inc.       3,900          117
OrNda Healthcorp*                9,760          173
Orange & Rockland Utilities,
 Inc.                            3,400          119
Orbital Sciences Corp.*          5,300           77
Oregon Steel Mills, Inc.         6,300           90
Orion Capital Corp.              3,200          131
Ostex International Inc.*        2,700           53
Otter Tail Power Co.             2,500           86
Outboard Marine Corp.            4,400           91
Outlet Communications Inc.*      1,800           83
Overseas Shipholding Group,
 Inc.                            9,200          156
Owens & Minor, Inc.              6,600           78
Oxford Health Plans, Inc.        2,200          173
PAXAR Corp.                      4,687           59
PDT Inc.                         2,400           91
PHH Corp.                        3,900          171
PLATINUM technology, inc.*      12,300          225
Pairgain Technologies Inc.*      3,400          145
Papa John's International,
 Inc.*                           2,400           93
Park Electrochemical Corp.       2,600           81
Park National Corp.              1,500           68
Parker & Parsley Petroleum
 Co.                             8,300          154
Parker Drilling Co.*            21,100          111
Patlex Corp. (New)*                550            3
Patterson Dental Co.             3,850           95
Paxson Communications Corp.      6,500           80
Payless Cashways Inc.*           9,300           53
Penn Traffic Co.*                2,600           28
PennCorp Financial Group,
 Inc.                            6,900          165
People's Bank                    8,600          171
People's Choice TV Corp.*        2,600           54
PeopleSoft, Inc.                   600           52
Peoples Heritage Financial
 Group, Inc.                     3,800           73
Performance Systems
 International Inc.*             7,100          126
Petrie Stores Corp.             12,300           35
Petrolite Corp.                  2,400           58
Phillips-Van Heusen Corp.        5,700           58
Phoenix Resource Cos Inc.        3,200           57
Photronic, Inc.                  2,950           88
Phycor, Inc.                     6,900          253
Physician Reliance Network
 Inc.*                           5,300          176
Physician Sales & Service
 Inc.                            4,500           73
Physicians Corp. of America*     9,900          150
Physicians Health Services,
 Inc.*                           2,000           67
Picturetel Corp.                 3,300          217
Piedmont Natural Gas Co.,
 Inc.                            9,400          207
Pier 1 Imports, Inc.             9,745           94
Pioneer Group, Inc.              6,100          160
Pioneer-Standard Electronics,
 Inc.                            5,025           69
Piper Jaffray Inc.               4,600           55
Pittway Corp.                      800           48
Pittway Corp. Class A            3,200          192
Planar Systems, Inc.*            2,700           47
Players International Inc.       6,900           73
Playtex Products, Inc.*         12,300           86
Ply-Gem Industries, Inc.         2,800           48
Pogo Producing Co.               9,000          181
Polaris Industries Inc.          6,900          193
Policy Management Systems
 Corp.*                          2,000           94
Pratt & Lambert United, Inc.     2,100           44
Precision Castparts Corp.        4,800          172
Premier Bancorp, Inc.            7,900          163
Presidential Life Corp.          6,800           65
Presstek Inc.                    3,350          160
Price Enterprises Inc.           5,300           78
Primadonna Resorts Inc.*         7,400          116
Primark Corp.*                   4,600          105
Prime Hospitality Corp.*         6,900           68
Production Operators Corp.       2,200           65
Proffitt's, Inc.*                2,100           49
Progress Software Corp.          1,600          104
Protective Life Corp.              600           17
Protein Design Labs, Inc.*       3,300           55
Provident Bancorp, Inc.          3,700          155
Public Service Co. of
 New Mexico*                    10,200          171
Public Service Co. of
 North Carolina, Inc.            6,000           95
Pulitzer Publishing Co.          4,025          182
Pulte Corp.                      7,300          231
Quaker State Corp.               7,400           97
Quality Food Centers, Inc.       3,600           73
Quanex Corp.                     2,800           55
Quantum Health Resources,
 Inc.*                           3,000           32
Quarterdeck Corp.*               5,200          111
Quick & Reilly Group, Inc.       5,580          133
Quintiles Transnational Corp.    2,500          159
RCSB Financial Inc.              3,600           80
Raymond James Financial, Inc.    4,400           95
Reading & Bates Corp.*          20,600          237
Regal Cinemas, Inc.              3,200          125
Regal-Beloit Corp.               4,500           81
Reinsurance Group of America,
 Inc.                            4,400          151

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 8
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
STATEMENT OF NET ASSETS
October 31, 1995
--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
Reliance Group Holdings, Inc.   26,400     $    195
Renaissance Commerce Corp.       6,600          148
Renal Treatment Centers Inc.*    2,200           79
Republic Waste Industries
 Inc.                           14,600          316
Respironics, Inc.                3,900           86
Rexel Inc.*                      5,200           60
Rexene Corp.*                    3,200           29
Richfood Holdings, Inc.          8,500          214
Riggs National Corp.*           11,100          145
Rio Hotel and Casino, Inc.*      4,900           62
River Forest Bancorp, Inc.       3,200           75
RoTech Medical Corp.*            3,100           72
Robert Half International
 Inc.                            6,900          252
Roberts Pharmaceutical Corp.*    4,600           89
Rock Tennessee Co.               6,700          111
Rogers Corp.                     1,400           32
Rohr Inc.*                       6,600           98
Rollins Environmental
 Services, Inc.*                15,100           51
Rollins Truck Leasing Corp.      9,800           94
Roosevelt Financial Group,
 Inc.                           10,200          163
Roper Industries, Inc.           3,800          135
Ross Stores, Inc.                5,700           89
Rouge Steel Co.                  3,500           76
Rowan Companies, Inc.*          21,100          140
Ruddick Corp.                   11,200          143
Russ & Berrie Co., Inc.          8,500          118
Ryan's Family Steak Houses,
 Inc.*                          21,100          165
Rykoff-Sexton, Inc.              6,250          141
Ryland Group, Inc.               2,900           42
S & T Bancorp, Inc.              2,100           54
S3 Inc.                          9,000          153
SCI Systems, Inc.*               7,300          257
SEI Corp.                        4,200           90
STERIS Corp.                     4,100          138
Safeguard Scientifics Inc.       3,300          149
Salick Health Care, Inc.*        2,600           95
Samsonite Corp. (New)            3,500           35
Sanifill, Inc.*                  3,800          120
Sanmina Corp.*                   1,900          103
Santa Cruz Operations, Inc.*     6,200           37
Savannah Foods & Industries,
 Inc.                            5,400           68
Savoy Pictures Entertainment,
 Inc.*                           7,200           42
Sbarro, Inc.                     8,000          167
Schuler Homes, Inc.*             8,300          100
Scientific Games Holdings
 Corp.                           3,400          113
Scotts Co. Class A*              7,400          146
Seaboard Corp.                     300           79
Seafield Capital Corp.           1,400           50
Seagull Energy Corp.*            8,600          147
Security Capital Corp.           2,300          126
Security Dynamics Tech           3,400          110
Seitel, Inc.*                    2,100           54
Selective Insurance Group,
 Inc.                            4,400          163
Semitool Inc.                    2,700           43
Sepracor Inc.*                   5,200           88
Sequa Corp. Class A*             2,600           67
Sequent Computer Systems,
 Inc.*                           8,000          140
Service Merchandise Co.,
 Inc.*                          23,562          127
Shiva Corp.*                     3,100          186
Shoney's, Inc.*                 10,200          113
ShopKo Stores, Inc.             12,800          138
Shorewood Packaging Corp.*       4,900           81
Showboat, Inc.                   3,300           79
Shurgard Storage Centers Inc.    5,800          148
Sierra Health Services, Inc.*    3,100           89
Sierra On-Line, Inc.             4,300          161
Sierra Pacific Resources         7,000          164
Silicon Valley Group, Inc.*      5,700          184
Sithe Energies Inc.*            13,700           98
SkyWest Airlines, Inc.           2,300           39
Smart & Final Inc.               5,000           94
Smith International, Inc.*       8,600          138
Smith's Food & Drug Centers,
 Inc. Class B                    4,200           96
Smithfield Foods, Inc.*          3,400           86
Smucker (J.M.) Co. Class A       6,900          135
Smucker (J.M.) Co. Class B       3,500           63
Snyder Oil Corp.                 6,500           67
Sofamor/Danek Group, Inc.*       5,800          142
Somatogen Inc.*                  4,400           70
Sonat Offshore Drilling, Inc.    6,700          213
South Jersey Industries, Inc.    2,800           57
Southdown, Inc.*                 6,400          104
Southern Indiana
 Gas & Electric Co.              3,966          134
Southwest Gas Corp.              4,900           74
Southwestern Energy Co.          4,900           61
Sovereign Bancorp, Inc.         10,179          102
SpaceLabs Medical Inc.*          2,800           71
Spectrian Corp.*                 1,700           37
Spectrum HoloByte, Inc.*         5,100           53
Sports & Recreation, Inc.        3,600           27
Sports Authority Inc.*           4,600          100
Springs Industries, Inc.         4,900          210
St. John's Knits, Inc.           2,100          101
St. Paul Bancorp, Inc.           4,500          108
Standard Financial Inc.*         4,300           60
Standard Motor Products, Inc.    2,500           41
Standard Products Co.            3,900           60
Standard Register Co.            7,700          175
Standex International Corp.      3,000           98
Stanhome Inc.                    4,700          143
State Auto Financial Corp.       3,100           69
Station Casinos Inc*             8,100          104
Stein Mart, Inc.*                4,300           48
Sterling Chemicals, Inc.*       15,200          122
Stewart Enterprises, Inc.
 Class A                         5,300          179
Stillwater Mining Co.*           4,800           80
Stone & Webster, Inc.            3,100          104
Stone Container Corp.            6,112          101
Stratacom Inc.                   1,400           86
Stratosphere Corp.*              7,200           72
Stratus Computer, Inc.*          6,600          205
Stride Rite Corp.               12,200          137
Structural Dynamics Research
 Corp.*                          7,300          134
Student Loan Corp.               5,000          158
Sturm, Ruger & Co., Inc.         2,700           73
Sumitomo Bank California         4,000           94
Summit Bancorp                   7,860          222
Summit Technology Inc.*          5,100          226
Sun Healthcare Group, Inc.*     12,708          151

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
Sunglass Hut International,
 Inc.                            9,600     $    260
Sunrise Medical Inc.*            4,300           78
Sunshine Mining Co.*            43,700           71
Surgical Care Affiliates,
 Inc.                           10,650          316
Susquehanna Bancshares, Inc.     2,500           73
Swift Transportation Co.         5,100           85
Symantec Corp.*                  7,700          187
Symmetricom, Inc.*               2,900           54
Synetic, Inc.*                   4,100           96
Synopsys, Inc.                     400           15
System Software Associates,
 Inc.                            6,600          204
Systems & Computer Technology
 Corp.*                          2,600           47
TBC Corp.*                       4,900           35
TCA Cable TV, Inc.               5,800          173
TJ International                 4,900           85
TNT Freightways Corp.            5,500          100
TSX Corp.                        2,100           41
Target Therapeutics Inc.*        1,700          131
Tech Data Corp.*                 9,000          110
Tecnol Inc.*                     4,400           82
Tejas Gas Corp.                  2,530          119
Tekelec Inc.                     2,800           41
Teleflex Inc.                    3,950          167
Telular Corp.*                   4,800           66
Telxon Corp.                     4,000           92
Tencor Instruments               5,000          214
Tennant Co.                      2,100           53
Terra Industries, Inc.          14,700          186
Tesoro Petroleum Corp.*          7,800           61
Tetra Tech, Inc. (New)           3,906           85
Texas Industries, Inc.           2,600          137
Theratx Inc.*                    4,500           51
Thermedics Inc.*                 8,200          151
Thermo Cardiosystems Inc.*       4,700          228
Thermo Fibertek Inc.            16,050          253
Thermotrex Corp.                 4,500          161
Thiokol Corp.                    5,100          177
Thomas Nelson, Inc.              4,125           69
Three-Five Systems, Inc.         1,700           31
Tiffany & Co. (New)              3,900          170
Timberland Co. Class A*          2,500           48
Titan Wheel International,
 Inc.                            5,225           76
Toll Brothers, Inc.*             7,300          130
Topps Co., Inc.                  9,500           59
Toro Co.                         2,600           75
Toy Biz Inc.*                    3,800           85
Toys 'R' Us, Inc.*                 730           16
Transpro Inc.*                   1,275           14
Trenwick Group Inc.              1,400           70
Triangle Pacific Corp.*          3,200           50
Triarc Cos., Inc. Class A*       6,400           61
Trident Microsystems Inc.*       2,300           69
Trimble Navigation Ltd.*         5,000           99
True North Communications        5,500          111
Trust Co. of New Jersey (New)    3,900           51
TrustCo Bank Corp New York       3,904           84
Trustmark Corp.                  8,200          157
Tuscon Electric Power Co.*      34,100          102
Tyco Toys, Inc.*                 6,800           37
U S Delivery Systems Inc.*       4,500           93
U S Trust Corp. (New)            2,000           96
U.S. Home Corp. (New)*           2,200           59
U.S. Robotics, Inc.              6,800          632
UGI Corp.                        7,800          164
UMB Financial Corp.              4,816          208
UNR Industries, Inc.            12,200          101
US Filter Corp. (New)            5,700          133
USA Waste Services, Inc.*       13,907          292
USAir Group, Inc.*              17,200          234
UST Corp.*                       4,400           61
Ultratech Stepper Inc.           4,700          188
UniFirst Corp.                   3,900           55
Unicom Corp.                     2,400           79
Union Planters Corp.             7,788          239
Uniroyal Chemical Corp.*         5,400           42
United Bankshares, Inc.          2,500           76
United Carolina Bancshares
 Corp.                           3,300          118
United Companies Financial
 Corp.                           6,440          181
United Illuminating Co.          3,400          129
United Insurance Companies,
 Inc.                            9,300          156
United International Holdings
 Inc.*                           4,900           74
United Meridian Corp.*           6,600          111
United Stationers Inc.           3,990          155
United Television, Inc.          2,400          205
United Waste Systems, Inc.*      3,500          138
United Water Resources Inc.      9,300          117
United Wisconsin Services,
 Inc.                            2,500           62
Unitrode Corp.*                  2,300           62
Univar Corp.                     4,300           58
Universal Health Services,
 Inc. Class B*                   3,300          124
VLSI Technology, Inc.*           7,500          176
Valassis Communications,
 Inc.*                          10,600          147
Valley National Bancorp          7,824          191
Valmont Industries, Inc.         3,300           80
Value City Department Stores,
 Inc.*                           5,900           35
Value Health, Inc.*              2,338           53
Value Line, Inc.                 2,100           70
Varco International, Inc.*       9,900           90
Vencor, Inc.                    11,687          324
Ventritex, Inc.*                 5,000           98
VeriFone, Inc.*                  5,500          149
Vertex Pharmaceuticals, Inc.*    4,300           71
Vesta Insurance Group Inc.       4,500          182
Vicor Corp.                      8,600          173
Vigoro Corp.                     4,100          178
Vintage Petroleum, Inc.          5,200          105
Vital Signs Inc.                 2,900           53
Vitalink Pharmacy Services,
 Inc.*                           2,600           48
Vivra, Inc.                      5,400          178
WD-40 Co.                        1,700           67
WHX Corp.*                      11,700          121
WICOR, Inc.                      3,600          107
WLR Foods, Inc.                  3,450           48
WMS Industries Inc.*             5,800          114
WPS Resources Corp.              6,000          187
Waban, Inc.*                     8,100          127
Wabash National Corp.            4,900          124
Wallace Computer Services,
 Inc.                            4,600          259
Wang Laboratories, Inc.*         8,300          140

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                10
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
STATEMENT OF NET ASSETS
October 31, 1995
--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
Washington Energy Co.            5,300     $     97
Washington National Corp.        4,900          111
Watkins-Johnson Co.              2,500          120
Watson Pharmaceuticals Inc.*     8,556          385
Watts Industries, Inc. Class
 A                               6,600          136
Wausau Paper Mills Co.           7,056          171
Weatherford Enterra Inc.*       12,654          305
Webb (Del) Corp.                 4,200           87
Weirton Steel Corp.*             8,300           37
Wellman, Inc.                      300            7
Werner Enterprises, Inc.         6,300          119
West Company, Inc.               3,400           84
WestPoint Stevens, Inc.          8,100          173
Westamerica Bancorp              2,400           95
Westcorp, Inc.                   5,596           94
Westcott Communications,
 Inc.*                           4,000           56
Western Gas Resources, Inc.      5,400           84
Western Publishing Group
 Inc.*                           4,800           39
Western Waste Industries*        6,200          122
Westinghouse Air Brake
 Co. (New)*                      6,600           58
Westwood One, Inc.*              7,900          125
Whitney Holding Corp.            3,200           98
Williams Companies, Inc.           206            8
Williams-Sonoma, Inc.            6,200          109
Winnebago Industries, Inc.       4,100           33
Wisconsin Central
 Transportation Corp.              500           30
Wolverine Tube Inc.*             3,800          135
Wolverine World Wide, Inc.       3,600          108
Wonderware Corp.*                2,600           83
Work Recovery Inc.*             13,000           17
World Acceptance Corp.           5,300           69
Wyle Laboratories                3,000          128
Wyman-Gordon Co.*                8,700          110
X-Rite, Inc.                     4,500           69
Yankee Energy System, Inc.       1,900           41
Yellow Corp.                     7,100           94
Zale Corp. (New)*                8,000          119
Zebra Technologies Corp.
 Class A*                        3,200          190
Zeigler Coal Holding Co.         6,700           79
Zenith Electronics Corp.*       11,100           93
Zenith National Insurance
 Corp.                           4,300          100
Zero Corp.                       3,600           55
Zilog, Inc.*                     4,100          146
Zions Bancorp                    3,500          243
Zurn Industries, Inc.            5,000          108
                                           --------
TOTAL COMMON STOCK
 (Cost $107,206)                            120,832
                                           --------

                             Maturity       Value
                              (000s)        (000s)
                             ---------     --------
REPURCHASE AGREEMENT--1.1%
State Street Bank & Trust 4.75%
 Dated 10/31/95
 Due 11/01/95 Collateralized
 By:
 U.S. Treasury Bond
 $940,000 Par; 12%
 Due 8/15/13                    $1,400     $  1,400
                                           --------
TOTAL REPURCHASE AGREEMENT
 (Cost $1,400)                                1,400
                                           --------
TOTAL INVESTMENTS -- 100.1%
 (Cost $108,606)                            122,232
                                           --------
OTHER ASSETS AND
 LIABILITIES -- (0.1%)
 Other Assets                                   325
 Liabilities                                   (483)
                                           --------
                                               (158)
                                           --------
NET ASSETS -- 100.0%
Applicable to 10,431,988
 outstanding $0.00001
 par value shares
 (unlimited shares authorized)             $122,074
                                           ========
NET ASSET VALUE PER SHARE                    $11.70
                                             ======


------------------

*Non-Income Producing Security

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                11
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
STATEMENT OF OPERATIONS (in thousands)
For the year ended October 31, 1995
--------------------------------------------------------------------------------

Investment income:
  Dividends                                                      $  1,072
  Interest                                                            133
                                                                 --------
     Total investment income                                        1,205
                                                                 --------
Expenses:
  Investment advisory and administration fee                          447
  Transfer agency and shareholder service fees                        223
  Custodian fees                                                       95
  Registration fees                                                    46
  Professional fees                                                    25
  Shareholder reports                                                  35
  Trustees' fees                                                       21
  Amortization of deferred organization costs                          15
  Insurance and other expenses                                          5
                                                                 --------
                                                                      912
Less expenses reduced                                                (303)
                                                                 --------
     Total expenses incurred by Fund                                  609
                                                                 --------
Net investment income                                                 596
                                                                 --------
Net realized gain (loss) on investments:
  Proceeds from sales of investments                               27,327
  Cost of investments sold                                        (27,036)
                                                                 --------
     Net realized gain on investments sold                            291
                                                                 --------
Change in net unrealized appreciation on investments:
  Beginning of period                                                 597
  End of period                                                    13,626
                                                                 --------
     Increase in net unrealized appreciation on investments        13,029
                                                                 --------
Net gain on investments                                            13,320
                                                                 --------
Increase in net assets resulting from operations                 $ 13,916
                                                                 ========

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                12
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
STATEMENT OF CHANGES IN NET ASSETS (in thousands)
--------------------------------------------------------------------------------

                                                           For the period
                                              For the     December 3, 1993
                                            year ended    (commencement of
                                            October 31,    operations) to
                                               1995       October 31, 1994
                                            -----------   ----------------
Operations:
  Net investment income                      $     596        $    353
  Net realized gain (loss) on
     investments sold                              291            (528)
  Increase in net unrealized appreciation
     on investments                             13,029             597
                                              --------        --------
  Increase in net assets resulting from
     operations                                 13,916             422
                                              --------        --------
Dividends to shareholders from
  net investment income                           (408)            (57)
                                              --------        --------
Capital Share Transactions:
  Proceeds from shares sold                     64,687          78,646
  Net asset value of shares issued in
     reinvestment of dividends                     364              53
  Early withdrawal fees                             41              27
  Less payments for shares redeemed            (24,654)        (10,963)
                                              --------        --------
  Increase in net assets from capital
     share transactions                         40,438          67,763
                                              --------        --------
Total increase in net assets                    53,946          68,128
Net Assets:
  Beginning of period                           68,128              --
                                              --------        --------
  End of period (including undistributed
     net investment income of $484 and
     $296, respectively)                     $ 122,074        $ 68,128
                                              ========        ========
Number of Fund Shares:
  Sold                                           5,910           7,884
  Reinvested                                        38               5
  Redeemed                                      (2,296)         (1,109)
                                              --------        --------
  Net increase in shares outstanding             3,652           6,780
Shares Outstanding:
  Beginning of period                            6,780              --
                                              --------        --------
  End of period                                 10,432           6,780
                                              ========        ========

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                13
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
NOTES TO FINANCIAL STATEMENTS
For the year ended October 31, 1995
--------------------------------------------------------------------------------
1. DESCRIPTION OF THE FUND

The Schwab Small-Cap Index Fund (the "Fund") is a series of Schwab Capital Trust (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers -- the Schwab International Index Fund(TM), the Schwab Asset Director(R)-High Growth Fund, the Schwab Asset Director(R)-Conservative Growth Fund and the Schwab Asset Director(R)-Balanced Growth Fund. The assets of each series are segregated and accounted for separately.

The investment objective of the Fund is to attempt to track the price and dividend performance (total return) of the Schwab Small-Cap Index(TM), an index created to represent the performance of the second 1,000 largest publicly traded common stocks issued by United States companies.

2. SIGNIFICANT ACCOUNTING POLICIES

Security valuation -- Investments in securities traded on an exchange are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Fund's investment manager pursuant to Board of Trustees' guidelines. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions and investment income -- Security transactions, in the accompanying financial statements, are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Deferred organization costs -- Costs incurred in connection with the organization of the Fund, its initial registration with the Securities and Exchange Commission and with various states are amortized on a straight-line basis over a five year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are allocated to each series in proportion to their relative net assets.

SchwabFunds(R)                                                                14
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
NOTES TO FINANCIAL STATEMENTS
For the year ended October 31, 1995
--------------------------------------------------------------------------------

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At October 31, 1995, (for financial reporting and federal income tax purposes), net unrealized appreciation aggregated $13,626,000, of which $22,090,000 related to appreciated securities and $8,464,000 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of .50% of the first $300 million of average daily net assets and .45% of such assets over $300 million. Under this agreement, the Fund incurred investment advisory and administration fees of $447,000 during the year ended October 31, 1995, before the Investment Manager reduced its fee (see Note 5).

Sub-advisory agreement -- Prior to May 1, 1995, the Investment Manager had a sub-advisory agreement with Dimensional Fund Advisors Inc. ("Dimensional"), under which Dimensional performed day-to-day portfolio management for the Fund. Dimensional did not receive compensation directly from the Fund. However, the Investment Manager did pay Dimensional an annual fee, payable monthly, of .10% of the first $300 million of average daily net assets and .05% of such assets over $300 million.

Effective May 1, 1995, the sub-advisory agreement for the Fund was terminated and the Investment Manager assumed day-to-day portfolio management responsibility for the Fund.

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of .05% of the average daily net assets for transfer agency services and .20% of such assets for shareholder services. For the year ended October 31, 1995, the Fund incurred transfer agency and shareholder service fees of $223,000, before Schwab reduced its fees (see Note
5).

Officers and trustees -- During the period, certain officers and trustees of the Trust were also officers or directors of the Investment Manager and/or Schwab. During the year ended October 31, 1995, the Trust made no direct payments to its officers or trustees who were "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $21,000 related to the Trust's unaffiliated trustees.

SchwabFunds(R)                                                                15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4. BORROWING AGREEMENT

The Trust has an arrangement with State Street Bank and Trust Company, the Fund's custodian, whereby the Fund may borrow up to $10,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. During the year ended October 31, 1995, no borrowings were made under this arrangement.

5. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended October 31, 1995, the total of such fees reduced by the Investment Manager was $115,000 and the total of such fees reduced by Schwab was $188,000.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated $69,455,000 and $27,327,000, respectively, for the year ended October 31, 1995.

7. EARLY WITHDRAWAL FEES PAID TO THE FUND

The Fund assesses a .50% early withdrawal fee on redemption proceeds attributable to shares purchased and held less than six months. The early withdrawal fee is retained by the Fund and is treated as a contribution to capital. For the year ended October 31, 1995, total early withdrawal fees retained by the Fund amounted to $41,000.

8. COMPOSITION OF NET ASSETS

At October 31, 1995, net assets consisted of:

Capital paid in                                               $108,201,000
Accumulated undistributed net investment income                    484,000
Accumulated net realized loss on investments sold                 (237,000)
Net unrealized appreciation on investments                      13,626,000
                                                              ------------

     Total                                                    $122,074,000
                                                              ============

At October 31, 1995, the Fund's Statement of Net Assets included receivable for Fund shares sold of $194,000 in addition to liabilities of $346,000 for securities purchased, $48,000 for Fund shares redeemed and $29,000 for investment advisory and administration fee payable.

SchwabFunds(R)                                                                16
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
NOTES TO FINANCIAL STATEMENTS
For the year ended October 31, 1995
--------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period:

                                                                   For the period
                                                                  December 3, 1993
                                                  For the         (commencement of
                                                 year ended        operations) to
                                              October 31, 1995    October 31, 1994
                                              ----------------   ------------------
Net asset value at beginning of period            $  10.05            $  10.00
Income from Investment Operations
-----------------------------------
  Net investment income                                .10                 .06
  Net realized and unrealized gain
    on investments                                    1.61                  --
                                                  --------             -------
  Total from investment operations                    1.71                 .06
Less Distributions
-----------------
  Dividends from net investment income                (.06)               (.01)
  Distributions from realized gain on
    investments                                         --                  --
                                                  --------             -------
  Total distributions                                 (.06)               (.01)
                                                  --------             -------
Net asset value at end of period                  $  11.70            $  10.05
                                                  ========             =======
Total return (%)                                     17.11                 .63
----------------
Ratios/Supplemental Data
--------------------------
  Net assets, end of period (000s)                $122,074            $ 68,128
  Ratio of expenses to average net assets
    (%)                                                .68                 .67*
  Ratio of net investment income to
    average net assets (%)                             .68                 .68*
  Portfolio turnover rate (%)                           24                  16

The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, the ratio of expenses to average net assets for the periods ended October 31, 1995 and 1994, would have been 1.02% and 1.19%*, respectively, and the ratio of net investment income to average net assets would have been .34% and .16%*, respectively.

* Annualized

SchwabFunds(R)                                                                17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

To the Board of Trustees
and Shareholders of the Schwab Small-Cap Index Fund(R)

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Schwab Small-Cap Index Fund (one of the series constituting Schwab Capital Trust, hereafter referred to as the "Trust") at October 31, 1995, and the results of its operations and the changes in its net assets for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
November 22, 1995

                    1995 SPECIAL TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

   NOTICE TO CORPORATE SHAREHOLDERS
   100% of the Fund's distributions for the fiscal year ended October 31,
   1995 qualify for the corporate dividends received deduction.
--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS




To the Trustees and Shareholder
of the Schwab Asset Director(R) - High Growth Fund

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of the Schwab Asset Director - High Growth Fund (the "Fund"), a series of Schwab Capital Trust, at October 31, 1995, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.




/s/ Price Waterhouse LLP
------------------------
Price Waterhouse
San Francisco, California
November 22, 1995

                  SCHWAB ASSET DIRECTOR(R) - HIGH GROWTH FUND
                       (A SERIES OF SCHWAB CAPITAL TRUST)
                      STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1995


Cash                                                                    $  1,000

Deferred organization costs                                               17,810

Payable to Charles Schwab Investment Management, Inc.                    (17,810)
                                                                        --------

Net Assets                                                              $  1,000
                                                                        ========

Number of shares of beneficial interest issued and
    outstanding, $0.00001 par value (unlimited shares authorized)            100
                                                                        ========

Net Asset Value and Offering Price Per Share at October 31, 1995        $  10.00
                                                                        ========



The Notes to the Statement of Assets and Liabilities are an integral part of this financial statement.

                  SCHWAB ASSET DIRECTOR(R) - HIGH GROWTH FUND
                       (A SERIES OF SCHWAB CAPITAL TRUST)
                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

1.       ORGANIZATION

The Schwab Asset Director - High Growth Fund (the "Fund") is a series of Schwab Capital Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, no-load, management investment company. The Trust was established on May 7, 1993 under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust. As of October 31, 1995, the Fund has had no operations other than activities relating to its organization and the registration of its shares of beneficial interest under the Securities Act of 1933 and the sale and issuance of 100 shares to Charles Schwab & Co., Inc. at $10.00 per share.

In addition to the Fund, the Trust also offers the Schwab International Index Fund(TM), the Schwab Small-Cap Index Fund(R), the Schwab Asset Director-Balanced Growth Fund and the Schwab Asset Director -Conservative Growth Fund.

2.       INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT

The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager") under which the Fund will pay a fee for investment advisory and administrative services upon commencement of the Fund. For advisory services and facilities furnished, the Fund will pay an annual fee, payable, monthly, of .74% of the first $1 billion of average daily net assets, .69% of such net assets over $1 billion, and .64% of such net assets in excess of $2 billion.

The Investment Manager has executed a sub-advisory agreement with Symphony Asset Management, Inc. ("Symphony"), a wholly-owned subsidiary of BARRA, Inc. Under this agreement, Symphony will be responsible for recommending the target asset allocation mix for the tactical asset allocation component of the Fund. Symphony does not receive compensation directly from the Fund. However, the Investment Manager will pay Symphony an annual fee, payable monthly, of .08% of the first $100 million of aggregate average daily net assets of the three Asset Director Funds, .06% of such net assets of the next $150 million, .04% of such net assets of the next $600 million and .02% of such net assets over $850 million.

The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"), under which the Fund will pay fees for transfer agency and shareholder services. Upon commencement of operations, Schwab will receive an annual fee, payable monthly, of .05% of average daily net assets for transfer agency services and .20% of such net assets for shareholder services.

                  SCHWAB ASSET DIRECTOR(R) - HIGH GROWTH FUND
                       (A SERIES OF SCHWAB CAPITAL TRUST)
                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

The Investment Manager and Schwab are, respectively, direct and indirect wholly-owned subsidiaries of The Charles Schwab Corporation.

3.       DEFERRED ORGANIZATION COSTS

Costs incurred in connection with the Fund's organization have been incurred by the Investment Manager and are an obligation to be paid by the Fund. These costs will be amortized over the period of benefit, but not to exceed 60 months from the commencement of operations of the Fund.

                       REPORT OF INDEPENDENT ACCOUNTANTS




To the Trustees and Shareholder
of the Schwab Asset Director(R) - Balanced Growth Fund

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of the Schwab Asset Director - Balanced Growth Fund (the "Fund"), a series of Schwab Capital Trust, at October 31, 1995, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.




/s/ Price Waterhouse LLP
------------------------
Price Waterhouse
San Francisco, California
November 22, 1995

                SCHWAB ASSET DIRECTOR(R) - BALANCED GROWTH FUND
                       (A SERIES OF SCHWAB CAPITAL TRUST)
                      STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1995


Cash                                                                    $  1,000

Deferred organization costs                                               17,810

Payable to Charles Schwab Investment Management, Inc.                    (17,810)
                                                                        --------

Net Assets                                                              $  1,000
                                                                        ========

Number of shares of beneficial interest issued and
    outstanding, $0.00001 par value (unlimited shares authorized)            100
                                                                        ========

Net Asset Value and Offering Price Per Share at October 31, 1995        $  10.00
                                                                        ========


The Notes to the Statement of Assets and Liabilities are an integral part of this financial statement.

                SCHWAB ASSET DIRECTOR(R) - BALANCED GROWTH FUND
                       (A SERIES OF SCHWAB CAPITAL TRUST)
                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

1.       ORGANIZATION

The Schwab Asset Director - Balanced Growth Fund (the "Fund") is a series of Schwab Capital Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, no-load, management investment company. The Trust was established on May 7, 1993 under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust. As of October 31, 1995, the Fund has had no operations other than activities relating to its organization and the registration of its shares of beneficial interest under the Securities Act of 1933 and the sale and issuance of 100 shares to Charles Schwab & Co., Inc. at $10.00 per share.

In addition to the Fund, the Trust also offers the Schwab International Index Fund(TM), the Schwab Small-Cap Index Fund(R), the Schwab Asset Director - High Growth Fund and the Schwab Asset Director - Conservative Growth Fund.

2.       INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT

The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager") under which the Fund will pay a fee for investment advisory and administrative services upon commencement of the Fund. For advisory services and facilities furnished, the Fund will pay an annual fee, payable, monthly, of .74% of the first $1 billion of average daily net assets, .69% of such net assets over $1 billion, and .64% of such net assets in excess of $2 billion.

The Investment Manager has executed a sub-advisory agreement with Symphony Asset Management, Inc. ("Symphony"), a wholly-owned subsidiary of BARRA, Inc. Under this agreement, Symphony will be responsible for recommending the target asset allocation mix for the tactical asset allocation component of the Fund. Symphony does not receive compensation directly from the Fund. However, the Investment Manager will pay Symphony an annual fee, payable monthly, of .08% of the first $100 million of aggregate average daily net assets of the three Asset Director Funds, .06% of such net assets of the next $150 million, .04% of such net assets of the next $600 million and .02% of such net assets over $850 million.

The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"), under which the Fund will pay fees for transfer agency and shareholder services. Upon commencement of operations, Schwab will receive an annual fee, payable monthly, of .05% of average daily net assets for transfer agency services and .20% of such net assets for shareholder services.

                SCHWAB ASSET DIRECTOR(R) - BALANCED GROWTH FUND
                       (A SERIES OF SCHWAB CAPITAL TRUST)
                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

The Investment Manager and Schwab are, respectively, direct and indirect wholly-owned subsidiaries of The Charles Schwab Corporation.

3.       DEFERRED ORGANIZATION COSTS

Costs incurred in connection with the Fund's organization have been incurred by the Investment Manager and are an obligation to be paid by the Fund. These costs will be amortized over the period of benefit, but not to exceed 60 months from the commencement of operations of the Fund.

                       REPORT OF INDEPENDENT ACCOUNTANTS




To the Trustees and Shareholder
of the Schwab Asset Director(R) - Conservative Growth Fund

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of the Schwab Asset Director - Conservative Growth Fund (the "Fund"), a series of Schwab Capital Trust, at October 31, 1995, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.




/s/ Price Waterhouse LLP
------------------------
Price Waterhouse
San Francisco, California
November 22, 1995

              SCHWAB ASSET DIRECTOR(R) - CONSERVATIVE GROWTH FUND
                       (A SERIES OF SCHWAB CAPITAL TRUST)
                      STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1995


Cash                                                                    $  1,000

Deferred organization costs                                               17,810

Payable to Charles Schwab Investment Management, Inc.                    (17,810)
                                                                        --------

Net Assets                                                              $  1,000
                                                                        ========

Number of shares of beneficial interest issued and
    outstanding, $0.00001 par value (unlimited shares authorized)            100
                                                                        ========

Net Asset Value and Offering Price Per Share at October 31, 1995        $  10.00
                                                                        ========


The Notes to the Statement of Assets and Liabilities are an integral part of this financial statement.

              SCHWAB ASSET DIRECTOR(R) - CONSERVATIVE GROWTH FUND
                       (A SERIES OF SCHWAB CAPITAL TRUST)
                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

1.       ORGANIZATION

The Schwab Asset Director - Conservative Growth Fund (the "Fund") is a series of Schwab Capital Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, no-load, management investment company. The Trust was established on May 7, 1993 under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust. As of October 31, 1995, the Fund has had no operations other than activities relating to its organization and the registration of its shares of beneficial interest under the Securities Act of 1933 and the sale and issuance of 100 shares to Charles Schwab & Co., Inc. at $10.00 per share.

In addition to the Fund, the Trust also offers the Schwab International Index Fund(TM), the Schwab Small-Cap Index Fund(R), the Schwab Asset Director - High Growth Fund and the Schwab Asset Director - Balanced Growth Fund.

2.       INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT

The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager") under which the Fund will pay a fee for investment advisory and administrative services upon commencement of the Fund. For advisory services and facilities furnished, the Fund will pay an annual fee, payable, monthly, of .74% of the first $1 billion of average daily net assets, .69% of such net assets over $1 billion, and .64% of such net assets in excess of $2 billion.

The Investment Manager has executed a sub-advisory agreement with Symphony Asset Management, Inc. ("Symphony"), a wholly-owned subsidiary of BARRA, Inc. Under this agreement, Symphony will be responsible for recommending the target asset allocation mix for the tactical asset allocation component of the Fund. Symphony does not receive compensation directly from the Fund. However, the Investment Manager will pay Symphony an annual fee, payable monthly, of .08% of the first $100 million of aggregate average daily net assets of the three Asset Director Funds, .06% of such net assets of the next $150 million, .04% of such net assets of the next $600 million and .02% of such net assets over $850 million.

The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"), under which the Fund will pay fees for transfer agency and shareholder services. Upon commencement of operations, Schwab will receive an annual fee, payable monthly, of .05% of average daily net assets for transfer agency services and .20% of such net assets for shareholder services.

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              SCHWAB ASSET DIRECTOR(R) - CONSERVATIVE GROWTH FUND
                       (A SERIES OF SCHWAB CAPITAL TRUST)
                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

The Investment Manager and Schwab are, respectively, direct and indirect wholly-owned subsidiaries of The Charles Schwab Corporation.

3.       DEFERRED ORGANIZATION COSTS

Costs incurred in connection with the Fund's organization have been incurred by the Investment Manager and are an obligation to be paid by the Fund. These costs will be amortized over the period of benefit, but not to exceed 60 months from the commencement of operations of the Fund.


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